Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.38%, 07/15/25	89,653,913	87,437,080
0.13%, 10/15/25	79,478,435	76,896,938
0.63%, 01/15/26	75,415,757	72,954,434
2.00%, 01/15/26	35,963,764	35,561,982
0.13%, 04/15/26	61,384,464	58,599,384
0.13%, 07/15/26	75,232,733	71,836,974
0.13%, 10/15/26	84,957,654	80,737,980
0.38%, 01/15/27	70,062,298	66,489,394
2.38%, 01/15/27	34,770,394	34,745,267
0.13%, 04/15/27	86,784,139	81,399,115
0.38%, 07/15/27	77,242,822	73,026,149
1.63%, 10/15/27	87,028,224	85,438,939
0.50%, 01/15/28	78,878,473	74,091,844
1.75%, 01/15/28	32,687,934	32,107,595
1.25%, 04/15/28	85,945,326	82,767,698
3.63%, 04/15/28	33,465,454	35,149,185
0.75%, 07/15/28	68,663,721	65,021,326
2.38%, 10/15/28	88,430,920	89,403,315
0.88%, 01/15/29	58,897,261	55,607,297
2.50%, 01/15/29	30,187,304	30,651,905
2.13%, 04/15/29	47,939,431	47,889,806
3.88%, 04/15/29	38,836,200	41,901,378
0.25%, 07/15/29	69,583,195	63,608,826
0.13%, 01/15/30	78,600,129	70,459,182
0.13%, 07/15/30	87,023,838	77,580,392
0.13%, 01/15/31	90,081,763	79,192,778
0.13%, 07/15/31	92,055,901	80,442,833
0.13%, 01/15/32	100,497,327	86,557,248
3.38%, 04/15/32	13,978,215	15,223,423
0.63%, 07/15/32	104,277,289	93,102,103
1.13%, 01/15/33	101,751,065	93,789,839
1.38%, 07/15/33	99,467,264	93,608,021
1.75%, 01/15/34	104,917,925	101,471,207
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/40	17,992,840	17,771,795
2.13%, 02/15/41	26,382,159	26,061,142
0.75%, 02/15/42	42,750,775	33,326,400
0.63%, 02/15/43	33,576,512	25,178,449
1.38%, 02/15/44	46,182,952	39,536,936
0.75%, 02/15/45	50,844,656	37,982,547
1.00%, 02/15/46	26,183,549	20,358,732
0.88%, 02/15/47	32,076,938	23,972,499
1.00%, 02/15/48	23,298,687	17,744,317
1.00%, 02/15/49	21,678,443	16,401,521
0.25%, 02/15/50	33,018,337	20,043,807
0.13%, 02/15/51	33,232,811	19,091,341
0.13%, 02/15/52	38,529,420	21,708,920
1.50%, 02/15/53	36,845,165	30,836,237
2.13%, 02/15/54	18,889,618	18,279,764
Total Treasuries (Cost $2,841,560,642)		2,603,045,244

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (a)	102,742	102,742
Total Short-Term Investments (Cost $102,742)		102,742
Total Investments in Securities (Cost $2,841,663,384)		2,603,147,986

(a)	The rate shown is the annualized 7-day yield.

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,603,045,244	$—	$2,603,045,244
Short-Term Investments[1]	102,742	—	—	102,742
Total	$102,742	$2,603,045,244	$—	$2,603,147,986

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab U.S. Aggregate Bond Index Fund

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.5% OF NET ASSETS

Financial Institutions 8.1%
Banking 5.6%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	145,697
7.10%, 11/15/27 (a)	150,000	156,041
2.20%, 11/02/28 (a)	100,000	86,288
6.99%, 06/13/29 (a)(b)	150,000	155,178
6.85%, 01/03/30 (a)(b)	150,000	154,011
8.00%, 11/01/31	450,000	493,548
American Express Co.
3.95%, 08/01/25 (a)	400,000	393,428
4.20%, 11/06/25 (a)	150,000	147,734
4.90%, 02/13/26 (a)	200,000	198,658
3.13%, 05/20/26 (a)	150,000	143,951
6.34%, 10/30/26 (a)(b)	200,000	202,170
1.65%, 11/04/26 (a)	250,000	229,430
2.55%, 03/04/27 (a)	250,000	233,008
5.65%, 04/23/27 (a)(b)	200,000	200,760
3.30%, 05/03/27 (a)	300,000	285,279
5.39%, 07/28/27 (a)(b)	250,000	249,787
5.85%, 11/05/27 (a)	250,000	255,797
5.10%, 02/16/28 (a)(b)	250,000	248,592
4.05%, 05/03/29 (a)	150,000	143,877
5.28%, 07/27/29 (a)(b)	250,000	249,952
5.53%, 04/25/30 (a)(b)	250,000	252,392
6.49%, 10/30/31 (a)(b)	250,000	266,312
4.99%, 05/26/33 (a)(b)	100,000	96,266
4.42%, 08/03/33 (a)(b)	250,000	235,388
5.04%, 05/01/34 (a)(b)	200,000	195,628
5.63%, 07/28/34 (a)(b)	100,000	99,606
5.92%, 04/25/35 (a)(b)	100,000	101,209
4.05%, 12/03/42	150,000	126,314
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	250,000	250,157
3.70%, 11/16/25	250,000	244,788
5.09%, 12/08/25	250,000	249,525
5.00%, 03/18/26	250,000	249,127
4.75%, 01/18/27	250,000	248,440
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	200,000	188,914
6.14%, 09/14/28 (a)(b)	200,000	203,762
7.88%, 11/15/34 (a)(b)	200,000	220,306
6.03%, 03/13/35 (a)(b)	200,000	200,118
Banco Santander SA
5.15%, 08/18/25	400,000	396,596
5.18%, 11/19/25	200,000	198,108
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.85%, 03/25/26	200,000	187,168
4.25%, 04/11/27	200,000	193,404
5.29%, 08/18/27	400,000	396,740
1.72%, 09/14/27 (a)(b)	200,000	182,822
6.53%, 11/07/27 (a)(b)	200,000	204,300
3.80%, 02/23/28	200,000	188,326
5.55%, 03/14/28 (a)(b)	200,000	199,076
4.18%, 03/24/28 (a)(b)	200,000	192,074
4.38%, 04/12/28	200,000	191,522
5.59%, 08/08/28	200,000	201,238
6.61%, 11/07/28	200,000	209,740
3.31%, 06/27/29	200,000	182,148
5.54%, 03/14/30 (a)(b)	200,000	198,660
3.49%, 05/28/30	200,000	178,364
2.75%, 12/03/30	200,000	166,488
2.96%, 03/25/31	200,000	170,692
3.23%, 11/22/32 (a)(b)	200,000	166,786
6.92%, 08/08/33	400,000	421,216
6.94%, 11/07/33	200,000	217,786
6.35%, 03/14/34	200,000	201,650
Bank of America Corp.
3.88%, 08/01/25	350,000	344,137
4.45%, 03/03/26	400,000	393,156
3.50%, 04/19/26	450,000	436,036
1.32%, 06/19/26 (a)(b)	550,000	525,387
4.83%, 07/22/26 (a)(b)	400,000	396,128
6.22%, 09/15/26	150,000	152,519
4.25%, 10/22/26	350,000	341,117
1.20%, 10/24/26 (a)(b)	400,000	376,292
5.08%, 01/20/27 (a)(b)	500,000	496,585
1.66%, 03/11/27 (a)(b)	500,000	467,555
3.56%, 04/23/27 (a)(b)	550,000	530,805
1.73%, 07/22/27 (a)(b)	1,000,000	923,630
5.93%, 09/15/27 (a)(b)	300,000	303,006
3.25%, 10/21/27 (a)	400,000	377,636
4.18%, 11/25/27 (a)	350,000	337,743
3.82%, 01/20/28 (a)(b)	400,000	384,628
2.55%, 02/04/28 (a)(b)	350,000	325,398
3.71%, 04/24/28 (a)(b)	350,000	334,155
4.38%, 04/27/28 (a)(b)	400,000	389,280
3.59%, 07/21/28 (a)(b)	400,000	379,648
4.95%, 07/22/28 (a)(b)	500,000	494,170
6.20%, 11/10/28 (a)(b)	300,000	308,547
3.42%, 12/20/28 (a)(b)	1,000,000	936,350
3.97%, 03/05/29 (a)(b)	400,000	381,148
5.20%, 04/25/29 (a)(b)	600,000	596,904
2.09%, 06/14/29 (a)(b)	500,000	441,155
4.27%, 07/23/29 (a)(b)	550,000	528,093
5.82%, 09/15/29 (a)(b)	450,000	457,753
3.97%, 02/07/30 (a)(b)	500,000	471,350
3.19%, 07/23/30 (a)(b)	450,000	406,179

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 10/22/30 (a)(b)	350,000	309,281
2.50%, 02/13/31 (a)(b)	650,000	557,609
2.59%, 04/29/31 (a)(b)	500,000	429,015
1.90%, 07/23/31 (a)(b)	450,000	367,650
1.92%, 10/24/31 (a)(b)	450,000	364,999
2.65%, 03/11/32 (a)(b)	400,000	336,368
2.69%, 04/22/32 (a)(b)	800,000	672,528
2.30%, 07/21/32 (a)(b)	650,000	529,145
2.57%, 10/20/32 (a)(b)	600,000	495,078
2.97%, 02/04/33 (a)(b)	650,000	548,437
4.57%, 04/27/33 (a)(b)	700,000	658,112
5.02%, 07/22/33 (a)(b)	900,000	877,167
5.29%, 04/25/34 (a)(b)	850,000	837,156
5.87%, 09/15/34 (a)(b)	700,000	716,800
5.47%, 01/23/35 (a)(b)	900,000	895,032
2.48%, 09/21/36 (a)(b)	300,000	240,036
6.11%, 01/29/37	350,000	364,700
3.85%, 03/08/37 (a)(b)	425,000	373,150
4.24%, 04/24/38 (a)(b)	350,000	308,903
7.75%, 05/14/38	320,000	381,920
4.08%, 04/23/40 (a)(b)	300,000	254,556
2.68%, 06/19/41 (a)(b)	900,000	627,930
5.88%, 02/07/42	200,000	210,034
3.31%, 04/22/42 (a)(b)	600,000	454,662
5.00%, 01/21/44	350,000	332,769
4.88%, 04/01/44	100,000	92,968
4.75%, 04/21/45	100,000	90,722
4.44%, 01/20/48 (a)(b)	350,000	300,790
3.95%, 01/23/49 (a)(b)	200,000	159,074
4.33%, 03/15/50 (a)(b)	500,000	418,590
4.08%, 03/20/51 (a)(b)	1,000,000	798,910
2.83%, 10/24/51 (a)(b)	150,000	94,742
3.48%, 03/13/52 (a)(b)	200,000	143,912
2.97%, 07/21/52 (a)(b)	350,000	228,585
Bank of America NA
5.65%, 08/18/25 (a)	400,000	401,788
5.53%, 08/18/26 (a)	400,000	402,416
6.00%, 10/15/36	168,000	175,053
Bank of Montreal
3.70%, 06/07/25	250,000	245,485
5.92%, 09/25/25	200,000	201,192
5.30%, 06/05/26	150,000	149,799
1.25%, 09/15/26	250,000	228,263
5.27%, 12/11/26	200,000	199,735
0.95%, 01/22/27 (a)(b)	200,000	186,044
2.65%, 03/08/27	250,000	233,868
4.70%, 09/14/27 (a)	200,000	196,994
5.20%, 02/01/28 (a)	250,000	250,477
5.72%, 09/25/28 (a)	200,000	203,924
3.80%, 12/15/32 (a)(b)	200,000	187,006
3.09%, 01/10/37 (a)(b)	200,000	162,196
Bank of New York Mellon Corp.
0.75%, 01/28/26 (a)	500,000	464,610
2.80%, 05/04/26 (a)	200,000	191,428
4.41%, 07/24/26 (a)(b)	250,000	247,083
2.45%, 08/17/26 (a)	150,000	141,686
4.95%, 04/26/27 (a)(b)	250,000	248,135
3.25%, 05/16/27 (a)	250,000	238,498
3.44%, 02/07/28 (a)(b)	150,000	143,259
3.85%, 04/28/28	600,000	577,236
5.80%, 10/25/28 (a)(b)	250,000	254,547
3.00%, 10/30/28 (a)	150,000	137,421
1.90%, 01/25/29 (a)	100,000	87,524
6.32%, 10/25/29 (a)(b)	200,000	208,524
1.80%, 07/28/31 (a)	100,000	80,518
4.29%, 06/13/33 (a)(b)	200,000	187,058
5.83%, 10/25/33 (a)(b)	250,000	258,052
4.97%, 04/26/34 (a)(b)	500,000	486,210
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.47%, 10/25/34 (a)(b)	100,000	107,800
5.19%, 03/14/35 (a)(b)	200,000	196,618
Bank of Nova Scotia
1.30%, 06/11/25	400,000	383,228
5.45%, 06/12/25	200,000	199,862
4.50%, 12/16/25	150,000	147,366
4.75%, 02/02/26	200,000	197,914
1.05%, 03/02/26	200,000	185,720
1.35%, 06/24/26	200,000	184,600
2.70%, 08/03/26	200,000	189,214
1.30%, 09/15/26	250,000	228,333
1.95%, 02/02/27	150,000	137,939
2.95%, 03/11/27	150,000	141,327
5.25%, 06/12/28	150,000	150,324
4.85%, 02/01/30	200,000	196,100
2.15%, 08/01/31	150,000	122,234
2.45%, 02/02/32	150,000	123,027
5.65%, 02/01/34	150,000	151,868
4.59%, 05/04/37 (a)(b)	200,000	179,546
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	98,318
5.13%, 06/11/30 (a)	75,000	67,700
Barclays PLC
4.38%, 01/12/26	500,000	490,050
5.20%, 05/12/26	300,000	296,244
5.30%, 08/09/26 (a)(b)	250,000	248,540
7.33%, 11/02/26 (a)(b)	250,000	254,872
5.83%, 05/09/27 (a)(b)	400,000	400,340
6.50%, 09/13/27 (a)(b)	200,000	203,418
2.28%, 11/24/27 (a)(b)	400,000	368,836
4.34%, 01/10/28 (a)	200,000	192,460
5.67%, 03/12/28 (a)(b)	200,000	200,202
4.84%, 05/09/28 (a)	250,000	241,410
5.50%, 08/09/28 (a)(b)	300,000	299,370
7.39%, 11/02/28 (a)(b)	250,000	263,327
4.97%, 05/16/29 (a)(b)	250,000	244,463
6.49%, 09/13/29 (a)(b)	200,000	206,766
5.69%, 03/12/30 (a)(b)	350,000	349,919
5.09%, 06/20/30 (a)(b)	300,000	288,456
2.65%, 06/24/31 (a)(b)	300,000	252,978
2.67%, 03/10/32 (a)(b)	200,000	165,822
2.89%, 11/24/32 (a)(b)	250,000	206,510
5.75%, 08/09/33 (a)(b)	200,000	199,712
7.44%, 11/02/33 (a)(b)	350,000	385,143
6.22%, 05/09/34 (a)(b)	400,000	409,716
7.12%, 06/27/34 (a)(b)	250,000	264,952
6.69%, 09/13/34 (a)(b)	250,000	265,372
3.56%, 09/23/35 (a)(b)	150,000	129,018
3.81%, 03/10/42 (a)(b)	200,000	154,020
3.33%, 11/24/42 (a)(b)	200,000	144,876
5.25%, 08/17/45	200,000	191,366
4.95%, 01/10/47	200,000	180,906
6.04%, 03/12/55 (a)(b)	200,000	205,502
BPCE SA
3.38%, 12/02/26	250,000	239,553
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	250,000	245,708
0.95%, 10/23/25	200,000	188,336
1.25%, 06/22/26	150,000	138,252
3.45%, 04/07/27 (a)	200,000	190,954
5.00%, 04/28/28 (a)	250,000	247,705
5.26%, 04/08/29 (a)	200,000	199,396
3.60%, 04/07/32 (a)	200,000	176,538
6.09%, 10/03/33 (a)	250,000	258,272
Capital One Financial Corp.
4.20%, 10/29/25 (a)	250,000	245,018
4.99%, 07/24/26 (a)(b)	250,000	247,785

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 07/28/26 (a)	250,000	241,205
3.75%, 03/09/27 (a)	300,000	287,574
3.65%, 05/11/27 (a)	250,000	238,620
1.88%, 11/02/27 (a)(b)	225,000	205,709
3.80%, 01/31/28 (a)	200,000	189,580
4.93%, 05/10/28 (a)(b)	300,000	295,263
5.47%, 02/01/29 (a)(b)	200,000	198,450
6.31%, 06/08/29 (a)(b)	300,000	306,168
3.27%, 03/01/30 (a)(b)	200,000	179,854
5.25%, 07/26/30 (a)(b)	200,000	195,476
7.62%, 10/30/31 (a)(b)	300,000	328,134
2.36%, 07/29/32 (a)(b)	150,000	116,978
2.62%, 11/02/32 (a)(b)	200,000	161,852
5.27%, 05/10/33 (a)(b)	200,000	192,724
5.82%, 02/01/34 (a)(b)	250,000	246,813
6.38%, 06/08/34 (a)(b)	300,000	307,593
6.05%, 02/01/35 (a)(b)	200,000	201,010
Citibank NA
5.86%, 09/29/25 (a)	250,000	251,645
5.44%, 04/30/26 (a)	300,000	300,768
5.49%, 12/04/26 (a)	500,000	502,840
5.80%, 09/29/28 (a)	400,000	410,548
5.57%, 04/30/34 (a)	300,000	304,437
Citigroup, Inc.
4.40%, 06/10/25	450,000	444,334
5.50%, 09/13/25	324,000	323,799
3.70%, 01/12/26	200,000	194,752
4.60%, 03/09/26	345,000	339,466
3.40%, 05/01/26	250,000	241,048
5.61%, 09/29/26 (a)(b)	500,000	500,005
3.20%, 10/21/26 (a)	600,000	570,624
4.30%, 11/20/26	150,000	146,307
1.12%, 01/28/27 (a)(b)	500,000	465,270
1.46%, 06/09/27 (a)(b)	550,000	507,804
4.45%, 09/29/27	680,000	661,640
3.89%, 01/10/28 (a)(b)	500,000	481,795
6.63%, 01/15/28	100,000	104,833
3.07%, 02/24/28 (a)(b)	400,000	376,452
4.66%, 05/24/28 (a)(b)	300,000	294,723
3.67%, 07/24/28 (a)(b)	400,000	380,156
4.13%, 07/25/28	350,000	334,768
3.52%, 10/27/28 (a)(b)	400,000	377,280
4.08%, 04/23/29 (a)(b)	300,000	286,776
5.17%, 02/13/30 (a)(b)	500,000	495,330
3.98%, 03/20/30 (a)(b)	450,000	423,292
2.98%, 11/05/30 (a)(b)	400,000	354,740
2.67%, 01/29/31 (a)(b)	400,000	346,644
4.41%, 03/31/31 (a)(b)	700,000	665,042
2.57%, 06/03/31 (a)(b)	550,000	469,414
2.56%, 05/01/32 (a)(b)	500,000	415,950
6.63%, 06/15/32	200,000	213,144
2.52%, 11/03/32 (a)(b)	300,000	246,210
3.06%, 01/25/33 (a)(b)	550,000	465,476
5.88%, 02/22/33	100,000	102,543
3.79%, 03/17/33 (a)(b)	500,000	444,635
4.91%, 05/24/33 (a)(b)	475,000	455,720
6.00%, 10/31/33	150,000	154,644
6.27%, 11/17/33 (a)(b)	500,000	524,830
6.17%, 05/25/34 (a)(b)	600,000	609,426
5.83%, 02/13/35 (a)(b)	400,000	395,032
6.13%, 08/25/36	100,000	102,836
3.88%, 01/24/39 (a)(b)	200,000	167,670
8.13%, 07/15/39	320,000	400,650
5.32%, 03/26/41 (a)(b)	200,000	193,580
5.88%, 01/30/42	205,000	212,796
2.90%, 11/03/42 (a)(b)	200,000	140,652
6.68%, 09/13/43	200,000	219,328
5.30%, 05/06/44	150,000	142,424
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 07/30/45	180,000	159,395
4.75%, 05/18/46	330,000	289,380
4.28%, 04/24/48 (a)(b)	150,000	125,433
4.65%, 07/23/48 (a)	450,000	396,486
Citizens Bank NA
3.75%, 02/18/26 (a)	250,000	241,423
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	141,383
5.84%, 01/23/30 (a)(b)	250,000	248,497
3.25%, 04/30/30 (a)	150,000	131,112
2.64%, 09/30/32 (a)	100,000	76,173
6.65%, 04/25/35 (a)(b)	150,000	153,920
5.64%, 05/21/37 (a)(b)	100,000	92,577
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	229,328
5.98%, 01/30/30 (a)(b)	250,000	246,650
Commonwealth Bank of Australia
5.32%, 03/13/26	250,000	250,742
Cooperatieve Rabobank UA
4.38%, 08/04/25	241,000	236,855
4.85%, 01/09/26	250,000	248,617
3.75%, 07/21/26	300,000	288,456
5.50%, 10/05/26	250,000	251,620
5.25%, 05/24/41	200,000	199,654
5.75%, 12/01/43	250,000	249,685
5.25%, 08/04/45	250,000	239,720
Credit Suisse AG
1.25%, 08/07/26	250,000	228,433
5.00%, 07/09/27	250,000	247,218
7.50%, 02/15/28	400,000	427,392
Credit Suisse USA LLC
7.13%, 07/15/32	150,000	165,542
Deutsche Bank AG
4.10%, 01/13/26	250,000	244,296
1.69%, 03/19/26	200,000	187,614
6.12%, 07/14/26 (a)(b)	200,000	200,322
2.13%, 11/24/26 (a)(b)	350,000	331,646
7.15%, 07/13/27 (a)(b)	250,000	256,350
2.31%, 11/16/27 (a)(b)	250,000	229,800
2.55%, 01/07/28 (a)(b)	250,000	230,560
5.71%, 02/08/28 (a)(b)	200,000	199,640
6.72%, 01/18/29 (a)(b)	300,000	309,939
6.82%, 11/20/29 (a)(b)	250,000	259,802
5.88%, 07/08/31 (a)(b)	200,000	195,900
3.55%, 09/18/31 (a)(b)	350,000	308,171
3.73%, 01/14/32 (a)(b)	200,000	168,782
3.04%, 05/28/32 (a)(b)	150,000	125,897
4.88%, 12/01/32 (a)(b)	200,000	187,264
3.74%, 01/07/33 (a)(b)	200,000	165,532
7.08%, 02/10/34 (a)(b)	200,000	205,422
Discover Bank
3.45%, 07/27/26 (a)	250,000	238,760
4.65%, 09/13/28 (a)	250,000	239,298
Discover Financial Services
4.50%, 01/30/26 (a)	100,000	98,111
4.10%, 02/09/27 (a)	150,000	144,143
6.70%, 11/29/32 (a)	150,000	157,070
7.96%, 11/02/34 (a)(b)	150,000	168,942
Fifth Third Bancorp
2.55%, 05/05/27 (a)	150,000	139,154
1.71%, 11/01/27 (a)(b)	150,000	137,150
3.95%, 03/14/28 (a)	150,000	142,667
6.36%, 10/27/28 (a)(b)	200,000	203,758
6.34%, 07/27/29 (a)(b)	200,000	205,136
4.77%, 07/28/30 (a)(b)	200,000	192,276

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 01/29/32 (a)(b)	200,000	198,276
8.25%, 03/01/38	200,000	234,896
Fifth Third Bank NA
3.85%, 03/15/26 (a)	200,000	193,588
2.25%, 02/01/27 (a)	250,000	230,625
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	237,580
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	102,262
Goldman Sachs Bank USA
5.28%, 03/18/27 (a)(b)	400,000	398,500
5.41%, 05/21/27 (a)(b)	450,000	448,879
Goldman Sachs Capital I
6.35%, 02/15/34	150,000	154,692
Goldman Sachs Group, Inc.
4.25%, 10/21/25	350,000	343,896
3.75%, 02/25/26 (a)	300,000	292,212
5.80%, 08/10/26 (a)(b)	400,000	400,424
3.50%, 11/16/26 (a)	450,000	430,569
1.09%, 12/09/26 (a)(b)	400,000	373,488
5.95%, 01/15/27	157,000	159,543
3.85%, 01/26/27 (a)	500,000	482,750
1.43%, 03/09/27 (a)(b)	550,000	511,731
4.39%, 06/15/27 (a)(b)	150,000	146,849
1.54%, 09/10/27 (a)(b)	500,000	457,135
1.95%, 10/21/27 (a)(b)	750,000	689,820
2.64%, 02/24/28 (a)(b)	500,000	464,795
3.62%, 03/15/28 (a)(b)	650,000	620,009
3.69%, 06/05/28 (a)(b)	400,000	380,844
4.48%, 08/23/28 (a)(b)	450,000	438,646
3.81%, 04/23/29 (a)(b)	450,000	425,092
4.22%, 05/01/29 (a)(b)	600,000	575,268
6.48%, 10/24/29 (a)(b)	500,000	520,575
2.60%, 02/07/30 (a)	350,000	304,983
3.80%, 03/15/30 (a)	400,000	371,644
5.73%, 04/25/30 (a)(b)	500,000	506,830
1.99%, 01/27/32 (a)(b)	400,000	322,728
2.62%, 04/22/32 (a)(b)	600,000	501,072
2.38%, 07/21/32 (a)(b)	700,000	571,648
2.65%, 10/21/32 (a)(b)	500,000	414,225
6.13%, 02/15/33	150,000	158,496
3.10%, 02/24/33 (a)(b)	700,000	595,091
6.56%, 10/24/34 (a)(b)	250,000	268,225
5.85%, 04/25/35 (a)(b)	500,000	510,795
6.45%, 05/01/36	100,000	106,456
6.75%, 10/01/37	925,000	1,003,107
4.02%, 10/31/38 (a)(b)	400,000	339,980
4.41%, 04/23/39 (a)(b)	300,000	265,911
6.25%, 02/01/41	450,000	482,368
3.21%, 04/22/42 (a)(b)	400,000	296,724
2.91%, 07/21/42 (a)(b)	250,000	176,808
3.44%, 02/24/43 (a)(b)	300,000	227,544
4.80%, 07/08/44 (a)	350,000	319,077
5.15%, 05/22/45	350,000	331,712
4.75%, 10/21/45 (a)	300,000	271,905
HSBC Bank USA NA
5.88%, 11/01/34	250,000	260,502
7.00%, 01/15/39	250,000	282,672
HSBC Holdings PLC
4.25%, 08/18/25	200,000	196,166
4.30%, 03/08/26	250,000	245,655
3.90%, 05/25/26	250,000	243,883
2.10%, 06/04/26 (a)(b)	300,000	289,194
4.29%, 09/12/26 (a)(b)	400,000	392,788
7.34%, 11/03/26 (a)(b)	300,000	307,074
4.38%, 11/23/26	309,000	300,793
1.59%, 05/24/27 (a)(b)	200,000	185,681
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.89%, 08/14/27 (a)(b)	400,000	402,712
2.25%, 11/22/27 (a)(b)	200,000	185,156
4.04%, 03/13/28 (a)(b)	400,000	384,660
5.60%, 05/17/28 (a)(b)	300,000	300,882
4.76%, 06/09/28 (a)(b)	450,000	440,788
5.21%, 08/11/28 (a)(b)	400,000	396,328
2.01%, 09/22/28 (a)(b)	350,000	313,176
7.39%, 11/03/28 (a)(b)	400,000	422,488
6.16%, 03/09/29 (a)(b)	250,000	255,425
4.58%, 06/19/29 (a)(b)	600,000	579,360
2.21%, 08/17/29 (a)(b)	400,000	350,436
5.55%, 03/04/30 (a)(b)	250,000	250,097
4.95%, 03/31/30	400,000	392,076
3.97%, 05/22/30 (a)(b)	450,000	419,143
2.85%, 06/04/31 (a)(b)	250,000	215,098
2.36%, 08/18/31 (a)(b)	250,000	207,620
5.73%, 05/17/32 (a)(b)	250,000	251,007
2.80%, 05/24/32 (a)(b)	500,000	419,275
2.87%, 11/22/32 (a)(b)	350,000	291,648
4.76%, 03/29/33 (a)(b)	400,000	370,108
5.40%, 08/11/33 (a)(b)	450,000	444,685
8.11%, 11/03/33 (a)(b)	200,000	226,670
6.25%, 03/09/34 (a)(b)	400,000	417,300
6.55%, 06/20/34 (a)(b)	300,000	309,972
7.40%, 11/13/34 (a)(b)	400,000	434,360
5.72%, 03/04/35 (a)(b)	200,000	201,174
6.50%, 05/02/36	400,000	418,624
6.50%, 09/15/37	405,000	422,232
6.80%, 06/01/38	400,000	431,722
6.10%, 01/14/42	200,000	213,910
6.33%, 03/09/44 (a)(b)	400,000	423,008
5.25%, 03/14/44	200,000	187,462
HSBC USA, Inc.
5.29%, 03/04/27	200,000	200,564
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	200,000	193,578
6.21%, 08/21/29 (a)(b)	100,000	101,967
5.71%, 02/02/35 (a)(b)	200,000	196,626
2.49%, 08/15/36 (a)(b)	250,000	188,838
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	243,575
5.65%, 01/10/30 (a)	250,000	250,215
ING Groep NV
3.95%, 03/29/27	200,000	192,962
1.73%, 04/01/27 (a)(b)	300,000	280,011
6.08%, 09/11/27 (a)(b)	200,000	202,144
4.02%, 03/28/28 (a)(b)	250,000	240,940
4.55%, 10/02/28	300,000	291,942
4.05%, 04/09/29	200,000	190,054
5.34%, 03/19/30 (a)(b)	200,000	198,582
2.73%, 04/01/32 (a)(b)	200,000	168,666
4.25%, 03/28/33 (a)(b)	200,000	184,650
6.11%, 09/11/34 (a)(b)	200,000	206,444
5.55%, 03/19/35 (a)(b)	200,000	198,138
JPMorgan Chase & Co.
3.90%, 07/15/25 (a)	450,000	442,539
7.75%, 07/15/25	150,000	153,920
3.30%, 04/01/26 (a)	435,000	420,732
3.20%, 06/15/26 (a)	250,000	240,598
2.95%, 10/01/26 (a)	550,000	523,363
7.63%, 10/15/26	150,000	158,160
1.05%, 11/19/26 (a)(b)	550,000	515,075
4.13%, 12/15/26	350,000	340,543
3.96%, 01/29/27 (a)(b)	300,000	292,662
1.04%, 02/04/27 (a)(b)	350,000	325,003
1.58%, 04/22/27 (a)(b)	625,000	581,519
8.00%, 04/29/27	150,000	161,441
1.47%, 09/22/27 (a)(b)	500,000	457,610

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 10/01/27	250,000	243,750
6.07%, 10/22/27 (a)(b)	300,000	304,989
3.63%, 12/01/27 (a)	150,000	143,004
5.04%, 01/23/28 (a)(b)	450,000	446,233
3.78%, 02/01/28 (a)(b)	500,000	480,365
2.95%, 02/24/28 (a)(b)	250,000	234,768
5.57%, 04/22/28 (a)(b)	400,000	402,568
4.32%, 04/26/28 (a)(b)	500,000	486,455
3.54%, 05/01/28 (a)(b)	450,000	428,395
2.18%, 06/01/28 (a)(b)	300,000	274,068
4.85%, 07/25/28 (a)(b)	650,000	641,582
3.51%, 01/23/29 (a)(b)	350,000	329,504
4.01%, 04/23/29 (a)(b)	400,000	381,620
2.07%, 06/01/29 (a)(b)	350,000	309,410
4.20%, 07/23/29 (a)(b)	450,000	431,329
5.30%, 07/24/29 (a)(b)	500,000	499,400
6.09%, 10/23/29 (a)(b)	400,000	411,660
4.45%, 12/05/29 (a)(b)	450,000	435,402
5.01%, 01/23/30 (a)(b)	425,000	419,636
5.58%, 04/22/30 (a)(b)	500,000	505,570
3.70%, 05/06/30 (a)(b)	450,000	418,459
4.57%, 06/14/30 (a)(b)	400,000	386,904
8.75%, 09/01/30	50,000	58,388
2.74%, 10/15/30 (a)(b)	650,000	571,954
4.49%, 03/24/31 (a)(b)	450,000	432,238
2.52%, 04/22/31 (a)(b)	500,000	429,570
2.96%, 05/13/31 (a)(b)	500,000	434,715
1.76%, 11/19/31 (a)(b)	250,000	201,675
1.95%, 02/04/32 (a)(b)	550,000	445,302
2.58%, 04/22/32 (a)(b)	575,000	483,213
2.55%, 11/08/32 (a)(b)	500,000	413,465
2.96%, 01/25/33 (a)(b)	600,000	508,614
4.59%, 04/26/33 (a)(b)	450,000	426,226
4.91%, 07/25/33 (a)(b)	800,000	775,568
5.72%, 09/14/33 (a)(b)	600,000	606,774
5.35%, 06/01/34 (a)(b)	800,000	794,704
6.25%, 10/23/34 (a)(b)	500,000	527,915
5.34%, 01/23/35 (a)(b)	550,000	544,456
5.77%, 04/22/35 (a)(b)	500,000	511,080
6.40%, 05/15/38	450,000	498,577
3.88%, 07/24/38 (a)(b)	400,000	342,712
5.50%, 10/15/40	230,000	232,686
3.11%, 04/22/41 (a)(b)	250,000	187,828
5.60%, 07/15/41	350,000	358,281
2.53%, 11/19/41 (a)(b)	300,000	205,542
5.40%, 01/06/42	250,000	250,285
3.16%, 04/22/42 (a)(b)	300,000	223,968
5.63%, 08/16/43	250,000	255,875
4.85%, 02/01/44	200,000	187,332
4.95%, 06/01/45	300,000	280,671
4.26%, 02/22/48 (a)(b)	350,000	295,585
4.03%, 07/24/48 (a)(b)	250,000	203,108
3.96%, 11/15/48 (a)(b)	600,000	480,282
3.90%, 01/23/49 (a)(b)	300,000	238,251
3.11%, 04/22/51 (a)(b)	400,000	272,460
3.33%, 04/22/52 (a)(b)	600,000	423,186
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	650,000	648,804
KeyBank NA
4.15%, 08/08/25	250,000	244,633
3.40%, 05/20/26	250,000	236,690
4.39%, 12/14/27	250,000	236,520
3.90%, 04/13/29	250,000	224,260
4.90%, 08/08/32	250,000	221,100
5.00%, 01/26/33 (a)	250,000	229,580
KeyCorp
4.15%, 10/29/25	100,000	97,629
4.10%, 04/30/28	100,000	94,019
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 10/01/29	100,000	84,441
4.79%, 06/01/33 (a)(b)	100,000	91,008
6.40%, 03/06/35 (a)(b)	150,000	151,040
Lloyds Banking Group PLC
4.58%, 12/10/25	200,000	196,480
4.65%, 03/24/26	324,000	317,821
4.72%, 08/11/26 (a)(b)	200,000	197,580
3.75%, 01/11/27	200,000	192,192
1.63%, 05/11/27 (a)(b)	200,000	185,288
5.99%, 08/07/27 (a)(b)	200,000	201,096
5.46%, 01/05/28 (a)(b)	250,000	249,325
3.75%, 03/18/28 (a)(b)	200,000	191,122
4.38%, 03/22/28	300,000	289,776
4.55%, 08/16/28	200,000	193,554
3.57%, 11/07/28 (a)(b)	200,000	187,536
5.87%, 03/06/29 (a)(b)	200,000	202,304
4.98%, 08/11/33 (a)(b)	200,000	191,518
7.95%, 11/15/33 (a)(b)	200,000	223,978
5.68%, 01/05/35 (a)(b)	450,000	448,704
5.30%, 12/01/45	200,000	183,980
3.37%, 12/14/46 (a)(b)	200,000	139,062
4.34%, 01/09/48	300,000	235,551
M&T Bank Corp.
7.41%, 10/30/29 (a)(b)	200,000	210,318
5.05%, 01/27/34 (a)(b)	250,000	230,113
Manufacturers & Traders Trust Co.
5.40%, 11/21/25 (a)	250,000	249,102
4.65%, 01/27/26 (a)	250,000	244,600
4.70%, 01/27/28 (a)	250,000	240,103
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25	350,000	334,530
3.85%, 03/01/26	350,000	341,250
2.76%, 09/13/26	200,000	188,954
3.68%, 02/22/27	200,000	192,584
1.54%, 07/20/27 (a)(b)	250,000	230,535
3.29%, 07/25/27	250,000	236,363
1.64%, 10/13/27 (a)(b)	250,000	229,060
2.34%, 01/19/28 (a)(b)	200,000	185,172
3.96%, 03/02/28	250,000	240,098
4.08%, 04/19/28 (a)(b)	200,000	193,220
5.02%, 07/20/28 (a)(b)	200,000	198,192
4.05%, 09/11/28	250,000	240,538
5.35%, 09/13/28 (a)(b)	200,000	200,002
5.42%, 02/22/29 (a)(b)	200,000	200,798
3.74%, 03/07/29	300,000	282,153
5.24%, 04/19/29 (a)(b)	200,000	199,624
3.20%, 07/18/29	200,000	181,560
2.56%, 02/25/30	200,000	173,120
2.05%, 07/17/30	250,000	207,635
2.31%, 07/20/32 (a)(b)	200,000	163,958
2.49%, 10/13/32 (a)(b)	200,000	165,108
2.85%, 01/19/33 (a)(b)	200,000	168,692
4.32%, 04/19/33 (a)(b)	200,000	186,578
5.13%, 07/20/33 (a)(b)	300,000	295,431
5.47%, 09/13/33 (a)(b)	200,000	201,446
5.44%, 02/22/34 (a)(b)	200,000	201,426
5.41%, 04/19/34 (a)(b)(c)	200,000	201,042
5.43%, 04/17/35 (a)(b)	250,000	248,792
4.15%, 03/07/39	100,000	88,267
3.75%, 07/18/39	200,000	167,364
Mizuho Financial Group, Inc.
2.84%, 09/13/26	200,000	189,078
3.66%, 02/28/27	200,000	191,734
1.23%, 05/22/27 (a)(b)	250,000	230,313
1.55%, 07/09/27 (a)(b)	250,000	230,590
3.17%, 09/11/27	300,000	281,055
4.02%, 03/05/28	200,000	191,798
5.41%, 09/13/28 (a)(b)	200,000	200,296

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.78%, 07/06/29 (a)(b)	300,000	303,888
5.38%, 05/26/30 (a)(b)	200,000	199,312
3.15%, 07/16/30 (a)(b)	200,000	179,452
5.74%, 05/27/31 (a)(b)	200,000	202,448
2.20%, 07/10/31 (a)(b)	250,000	207,298
1.98%, 09/08/31 (a)(b)	250,000	203,243
2.56%, 09/13/31	200,000	162,644
2.26%, 07/09/32 (a)(b)	200,000	161,868
5.67%, 09/13/33 (a)(b)	200,000	201,686
5.75%, 05/27/34 (a)(b)	200,000	202,894
5.75%, 07/06/34 (a)(b)	200,000	203,032
Morgan Stanley
4.00%, 07/23/25	424,000	417,301
5.00%, 11/24/25	324,000	321,499
3.88%, 01/27/26	550,000	536,877
4.68%, 07/17/26 (a)(b)	350,000	346,174
3.13%, 07/27/26	500,000	477,860
6.25%, 08/09/26	212,000	216,062
4.35%, 09/08/26	300,000	293,358
6.14%, 10/16/26 (a)(b)	250,000	251,947
0.99%, 12/10/26 (a)(b)	500,000	466,155
3.63%, 01/20/27	550,000	529,182
5.05%, 01/28/27 (a)(b)	250,000	248,387
3.95%, 04/23/27	350,000	337,767
1.59%, 05/04/27 (a)(b)	600,000	556,806
1.51%, 07/20/27 (a)(b)	550,000	506,341
2.48%, 01/21/28 (a)(b)	400,000	371,764
5.65%, 04/13/28 (a)(b)	300,000	302,163
4.21%, 04/20/28 (a)(b)	400,000	387,788
3.59%, 07/22/28 (a)(b)	500,000	474,200
6.30%, 10/18/28 (a)(b)	400,000	411,420
3.77%, 01/24/29 (a)(b)	550,000	521,361
5.12%, 02/01/29 (a)(b)	400,000	397,452
5.16%, 04/20/29 (a)(b)	500,000	496,755
5.45%, 07/20/29 (a)(b)	400,000	401,528
6.41%, 11/01/29 (a)(b)	400,000	416,528
5.17%, 01/16/30 (a)(b)	400,000	397,400
4.43%, 01/23/30 (a)(b)	500,000	481,710
5.66%, 04/18/30 (a)(b)	400,000	405,304
2.70%, 01/22/31 (a)(b)	650,000	566,098
3.62%, 04/01/31 (a)(b)	500,000	456,700
1.79%, 02/13/32 (a)(b)	500,000	398,405
7.25%, 04/01/32	180,000	203,598
1.93%, 04/28/32 (a)(b)	450,000	359,662
2.24%, 07/21/32 (a)(b)	650,000	527,416
2.51%, 10/20/32 (a)(b)	450,000	369,963
2.94%, 01/21/33 (a)(b)	400,000	337,336
4.89%, 07/20/33 (a)(b)	400,000	383,800
6.34%, 10/18/33 (a)(b)	550,000	581,922
5.25%, 04/21/34 (a)(b)	550,000	538,109
5.42%, 07/21/34 (a)(b)	400,000	396,160
6.63%, 11/01/34 (a)(b)	350,000	376,803
5.47%, 01/18/35 (a)(b)	450,000	447,174
5.83%, 04/19/35 (a)(b)	500,000	510,285
2.48%, 09/16/36 (a)(b)	500,000	394,115
5.30%, 04/20/37 (a)(b)	350,000	334,341
5.95%, 01/19/38 (a)(b)	400,000	397,608
3.97%, 07/22/38 (a)(b)	300,000	253,383
5.94%, 02/07/39 (a)(b)	250,000	247,358
4.46%, 04/22/39 (a)(b)	200,000	179,276
3.22%, 04/22/42 (a)(b)	350,000	261,390
6.38%, 07/24/42	375,000	416,471
4.30%, 01/27/45	405,000	347,636
4.38%, 01/22/47	400,000	344,708
5.60%, 03/24/51 (a)(b)	350,000	354,588
2.80%, 01/25/52 (a)(b)	350,000	220,437
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Morgan Stanley Bank NA
5.48%, 07/16/25 (a)	300,000	300,324
4.75%, 04/21/26 (a)	250,000	247,525
5.88%, 10/30/26 (a)	250,000	253,132
4.95%, 01/14/28 (a)(b)	250,000	247,580
5.50%, 05/26/28 (a)(b)	350,000	351,458
National Australia Bank Ltd.
4.97%, 01/12/26	250,000	248,940
3.38%, 01/14/26	250,000	242,918
2.50%, 07/12/26	250,000	236,795
3.91%, 06/09/27	250,000	242,103
4.94%, 01/12/28	250,000	249,270
4.90%, 06/13/28	250,000	249,110
4.79%, 01/10/29	250,000	247,487
National Bank of Canada
5.60%, 12/18/28	250,000	252,250
NatWest Group PLC
4.80%, 04/05/26	200,000	197,564
7.47%, 11/10/26 (a)(b)	250,000	256,062
5.85%, 03/02/27 (a)(b)	200,000	200,684
1.64%, 06/14/27 (a)(b)	300,000	277,197
5.58%, 03/01/28 (a)(b)	200,000	200,026
3.07%, 05/22/28 (a)(b)	200,000	186,808
5.52%, 09/30/28 (a)(b)	200,000	199,732
4.89%, 05/18/29 (a)(b)	300,000	292,539
5.81%, 09/13/29 (a)(b)	200,000	202,126
5.08%, 01/27/30 (a)(b)	200,000	196,080
4.45%, 05/08/30 (a)(b)	200,000	190,350
6.02%, 03/02/34 (a)(b)	200,000	204,674
6.48%, 06/01/34 (a)(b)	200,000	203,618
5.78%, 03/01/35 (a)(b)	200,000	200,524
3.03%, 11/28/35 (a)(b)	250,000	210,008
Northern Trust Corp.
3.95%, 10/30/25	250,000	245,280
4.00%, 05/10/27 (a)	100,000	97,303
3.65%, 08/03/28 (a)	100,000	95,385
3.15%, 05/03/29 (a)	100,000	92,033
1.95%, 05/01/30 (a)	200,000	168,686
6.13%, 11/02/32 (a)	200,000	207,694
PNC Bank NA
3.25%, 06/01/25 (a)	250,000	244,523
3.10%, 10/25/27 (a)	250,000	233,118
3.25%, 01/22/28 (a)	250,000	233,475
4.05%, 07/26/28	250,000	237,153
2.70%, 10/22/29	250,000	217,263
PNC Financial Services Group, Inc.
5.81%, 06/12/26 (a)(b)	250,000	250,422
2.60%, 07/23/26 (a)	100,000	94,685
1.15%, 08/13/26 (a)	150,000	137,183
4.76%, 01/26/27 (a)(b)	250,000	246,963
3.15%, 05/19/27 (a)	200,000	189,554
6.62%, 10/20/27 (a)(b)	250,000	256,102
5.35%, 12/02/28 (a)(b)	250,000	249,785
3.45%, 04/23/29 (a)	250,000	230,858
5.58%, 06/12/29 (a)(b)	400,000	402,548
2.55%, 01/22/30 (a)	300,000	260,880
5.49%, 05/14/30 (a)(b)	300,000	300,498
2.31%, 04/23/32 (a)(b)	200,000	164,950
4.63%, 06/06/33 (a)(b)	150,000	139,074
6.04%, 10/28/33 (a)(b)	250,000	256,797
5.07%, 01/24/34 (a)(b)	250,000	240,285
5.94%, 08/18/34 (a)(b)	150,000	152,910
6.88%, 10/20/34 (a)(b)	300,000	325,380
5.68%, 01/22/35 (a)(b)	250,000	250,077
Regions Financial Corp.
1.80%, 08/12/28 (a)	250,000	215,513
7.38%, 12/10/37	100,000	110,217

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royal Bank of Canada
1.15%, 06/10/25	350,000	335,401
4.88%, 01/12/26	200,000	198,692
0.88%, 01/20/26	200,000	186,774
4.65%, 01/27/26	300,000	296,196
1.20%, 04/27/26	200,000	185,294
1.15%, 07/14/26	150,000	137,663
5.20%, 07/20/26	150,000	149,792
1.40%, 11/02/26	200,000	183,124
4.88%, 01/19/27	200,000	198,604
3.63%, 05/04/27	200,000	192,052
4.24%, 08/03/27	250,000	243,498
6.00%, 11/01/27	250,000	256,280
4.90%, 01/12/28	150,000	148,664
5.20%, 08/01/28	200,000	200,954
4.95%, 02/01/29	200,000	198,298
2.30%, 11/03/31	250,000	206,013
3.88%, 05/04/32	150,000	136,920
5.00%, 02/01/33	300,000	294,300
5.00%, 05/02/33	150,000	147,795
5.15%, 02/01/34	200,000	197,222
Santander Holdings USA, Inc.
3.45%, 06/02/25 (a)	200,000	195,300
4.50%, 07/17/25 (a)	300,000	295,410
3.24%, 10/05/26 (a)(d)	150,000	141,399
4.40%, 07/13/27 (a)	150,000	144,821
2.49%, 01/06/28 (a)(b)	150,000	137,676
6.50%, 03/09/29 (a)(b)	200,000	203,994
6.57%, 06/12/29 (a)(b)	100,000	102,350
6.17%, 01/09/30 (a)(b)	200,000	201,454
7.66%, 11/09/31 (a)(b)	100,000	108,227
6.34%, 05/31/35 (a)(b)	150,000	150,275
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (a)(b)	200,000	189,892
6.83%, 11/21/26 (a)(b)	200,000	202,902
1.67%, 06/14/27 (a)(b)	300,000	276,510
3.82%, 11/03/28 (a)(b)	250,000	235,298
6.53%, 01/10/29 (a)(b)	200,000	205,366
2.90%, 03/15/32 (a)(b)	200,000	167,814
State Street Corp.
3.55%, 08/18/25	250,000	245,405
2.65%, 05/19/26	250,000	238,358
5.27%, 08/03/26 (a)	150,000	150,044
5.75%, 11/04/26 (a)(b)	200,000	200,736
2.20%, 02/07/28 (a)(b)	100,000	92,681
5.82%, 11/04/28 (a)(b)	100,000	102,060
5.68%, 11/21/29 (a)(b)	100,000	102,133
4.14%, 12/03/29 (a)(b)	100,000	96,067
2.40%, 01/24/30	100,000	87,666
2.20%, 03/03/31	200,000	166,016
3.15%, 03/30/31 (a)(b)	100,000	89,888
2.62%, 02/07/33 (a)(b)	100,000	83,324
4.42%, 05/13/33 (a)(b)	100,000	94,574
4.16%, 08/04/33 (a)(b)	100,000	92,165
4.82%, 01/26/34 (a)(b)	150,000	144,327
5.16%, 05/18/34 (a)(b)	200,000	196,882
3.03%, 11/01/34 (a)(b)	100,000	87,645
6.12%, 11/21/34 (a)(b)	100,000	103,408
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250,000	245,155
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	300,000	287,232
0.95%, 01/12/26	250,000	232,960
5.46%, 01/13/26	250,000	250,107
3.78%, 03/09/26	200,000	194,664
5.88%, 07/13/26	200,000	201,956
2.63%, 07/14/26	400,000	378,424
1.40%, 09/17/26	250,000	228,978
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.01%, 10/19/26	250,000	236,930
3.45%, 01/11/27	200,000	191,354
3.36%, 07/12/27	200,000	189,412
3.35%, 10/18/27	250,000	235,313
5.52%, 01/13/28	250,000	252,522
5.80%, 07/13/28	200,000	203,962
3.94%, 07/19/28	250,000	238,658
5.72%, 09/14/28	200,000	203,416
1.90%, 09/17/28	200,000	174,410
4.31%, 10/16/28	100,000	97,262
2.47%, 01/14/29	200,000	177,154
3.04%, 07/16/29	400,000	359,476
3.20%, 09/17/29	100,000	90,131
2.72%, 09/27/29	200,000	176,252
5.71%, 01/13/30	200,000	203,472
2.75%, 01/15/30	200,000	174,668
2.13%, 07/08/30	300,000	249,861
5.85%, 07/13/30	200,000	204,904
2.14%, 09/23/30	150,000	124,055
1.71%, 01/12/31	200,000	159,502
2.22%, 09/17/31	200,000	162,232
5.77%, 01/13/33	250,000	256,810
5.78%, 07/13/33	200,000	205,662
2.93%, 09/17/41	150,000	109,629
3.05%, 01/14/42	200,000	149,068
6.18%, 07/13/43	200,000	218,508
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	247,700
Synchrony Financial
4.50%, 07/23/25 (a)	250,000	245,435
3.70%, 08/04/26 (a)	200,000	190,050
3.95%, 12/01/27 (a)	200,000	187,346
5.15%, 03/19/29 (a)	150,000	143,903
2.88%, 10/28/31 (a)	100,000	80,436
Synovus Financial Corp.
5.20%, 08/11/25 (a)	100,000	98,892
Toronto-Dominion Bank
3.77%, 06/06/25	300,000	294,927
1.15%, 06/12/25	250,000	239,468
0.75%, 09/11/25	200,000	188,724
0.75%, 01/06/26	200,000	186,152
1.20%, 06/03/26	250,000	230,458
5.53%, 07/17/26	300,000	300,906
1.25%, 09/10/26	300,000	274,155
1.95%, 01/12/27 (c)	100,000	92,465
2.80%, 03/10/27	250,000	234,275
4.98%, 04/05/27	150,000	148,890
4.11%, 06/08/27	200,000	193,886
4.69%, 09/15/27	300,000	294,987
5.16%, 01/10/28	250,000	249,402
5.52%, 07/17/28	200,000	201,876
4.99%, 04/05/29	200,000	197,408
2.00%, 09/10/31	150,000	121,124
3.63%, 09/15/31 (a)(b)	300,000	286,374
2.45%, 01/12/32	100,000	81,996
3.20%, 03/10/32	250,000	215,763
4.46%, 06/08/32	300,000	282,240
Truist Bank
3.63%, 09/16/25 (a)	241,000	234,657
4.05%, 11/03/25 (a)	200,000	196,360
2.25%, 03/11/30 (a)	250,000	206,825
Truist Financial Corp.
1.20%, 08/05/25 (a)	200,000	190,106
4.26%, 07/28/26 (a)(b)	300,000	295,131
5.90%, 10/28/26 (a)(b)	200,000	200,539
1.27%, 03/02/27 (a)(b)	200,000	185,596
6.05%, 06/08/27 (a)(b)	300,000	302,283

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 08/03/27 (a)	250,000	219,883
4.12%, 06/06/28 (a)(b)	150,000	144,195
4.87%, 01/26/29 (a)(b)	250,000	244,655
3.88%, 03/19/29 (a)	100,000	92,913
1.89%, 06/07/29 (a)(b)	250,000	217,545
7.16%, 10/30/29 (a)(b)	300,000	317,826
5.44%, 01/24/30 (a)(b)	250,000	248,637
1.95%, 06/05/30 (a)	100,000	82,158
4.92%, 07/28/33 (a)(b)	200,000	184,570
6.12%, 10/28/33 (a)(b)	150,000	153,273
5.12%, 01/26/34 (a)(b)	250,000	238,180
5.87%, 06/08/34 (a)(b)	300,000	301,269
5.71%, 01/24/35 (a)(b)	350,000	348,218
U.S. Bancorp
3.10%, 04/27/26 (a)	250,000	239,763
2.38%, 07/22/26 (a)	200,000	188,578
5.73%, 10/21/26 (a)(b)	200,000	200,364
3.15%, 04/27/27 (a)	300,000	285,093
6.79%, 10/26/27 (a)(b)	200,000	205,906
2.22%, 01/27/28 (a)(b)	250,000	230,140
3.90%, 04/26/28 (a)	250,000	239,110
4.55%, 07/22/28 (a)(b)	250,000	243,448
4.65%, 02/01/29 (a)(b)	300,000	292,428
5.78%, 06/12/29 (a)(b)	300,000	303,354
3.00%, 07/30/29 (a)	150,000	133,263
5.38%, 01/23/30 (a)(b)	250,000	249,397
1.38%, 07/22/30 (a)	250,000	200,125
2.68%, 01/27/33 (a)(b)	150,000	123,054
4.97%, 07/22/33 (a)(b)	200,000	186,822
5.85%, 10/21/33 (a)(b)	250,000	253,067
4.84%, 02/01/34 (a)(b)	350,000	329,857
5.84%, 06/12/34 (a)(b)	300,000	302,544
5.68%, 01/23/35 (a)(b)	400,000	399,600
2.49%, 11/03/36 (a)(b)	250,000	195,660
UBS AG
5.80%, 09/11/25	200,000	200,860
1.25%, 06/01/26	200,000	184,454
5.65%, 09/11/28	250,000	254,510
4.50%, 06/26/48	200,000	176,002
UBS Group AG
4.55%, 04/17/26	250,000	245,810
4.88%, 05/15/45	250,000	228,310
Wachovia Corp.
5.50%, 08/01/35	230,000	226,419
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	46,047
Wells Fargo & Co.
3.55%, 09/29/25	350,000	341,418
6.00%, 10/28/25 (a)	100,000	100,219
3.00%, 04/22/26	600,000	574,638
4.10%, 06/03/26	450,000	438,889
4.54%, 08/15/26 (a)(b)	400,000	395,264
3.00%, 10/23/26	550,000	521,763
3.20%, 06/17/27 (a)(b)	400,000	382,512
4.30%, 07/22/27	380,000	369,322
3.53%, 03/24/28 (a)(b)	725,000	689,569
5.71%, 04/22/28 (a)(b)	600,000	604,176
3.58%, 05/22/28 (a)(b)	500,000	475,210
2.39%, 06/02/28 (a)(b)	650,000	596,329
4.81%, 07/25/28 (a)(b)	500,000	491,195
4.15%, 01/24/29 (a)	475,000	455,297
5.57%, 07/25/29 (a)(b)	750,000	754,725
6.30%, 10/23/29 (a)(b)	450,000	465,601
7.95%, 11/15/29	100,000	110,750
5.20%, 01/23/30 (a)(b)	500,000	495,820
2.88%, 10/30/30 (a)(b)	600,000	528,828
2.57%, 02/11/31 (a)(b)	550,000	473,517
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.48%, 04/04/31 (a)(b)	400,000	380,924
3.35%, 03/02/33 (a)(b)	700,000	603,981
4.90%, 07/25/33 (a)(b)	750,000	718,057
5.39%, 04/24/34 (a)(b)	650,000	640,055
5.56%, 07/25/34 (a)(b)	750,000	746,925
6.49%, 10/23/34 (a)(b)	600,000	638,628
5.50%, 01/23/35 (a)(b)	500,000	496,050
5.38%, 02/07/35	100,000	99,913
3.07%, 04/30/41 (a)(b)	550,000	404,558
5.38%, 11/02/43	300,000	284,682
5.61%, 01/15/44	450,000	437,467
4.65%, 11/04/44	300,000	257,856
3.90%, 05/01/45	330,000	264,762
4.90%, 11/17/45	350,000	308,994
4.40%, 06/14/46	300,000	244,974
4.75%, 12/07/46	375,000	323,411
5.01%, 04/04/51 (a)(b)	950,000	867,350
4.61%, 04/25/53 (a)(b)	525,000	448,817
5.95%, 12/01/86	150,000	150,797
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	350,000	350,731
4.81%, 01/15/26 (a)	400,000	397,100
5.45%, 08/07/26 (a)	400,000	401,500
5.25%, 12/11/26 (a)	350,000	350,147
5.95%, 08/26/36	250,000	257,667
5.85%, 02/01/37	250,000	254,742
6.60%, 01/15/38	250,000	273,152
Westpac Banking Corp.
3.74%, 08/26/25	100,000	98,108
5.51%, 11/17/25	200,000	200,848
5.20%, 04/16/26	150,000	149,945
2.85%, 05/13/26	200,000	191,460
1.15%, 06/03/26	250,000	231,125
2.70%, 08/19/26	100,000	94,955
3.35%, 03/08/27	150,000	143,586
4.04%, 08/26/27	200,000	194,624
5.46%, 11/18/27	200,000	202,620
3.40%, 01/25/28	250,000	236,763
5.54%, 11/17/28	250,000	254,965
1.95%, 11/20/28	200,000	175,658
5.05%, 04/16/29	150,000	149,744
2.65%, 01/16/30	100,000	88,641
2.15%, 06/03/31	250,000	207,723
4.32%, 11/23/31 (a)(b)	250,000	241,130
5.41%, 08/10/33 (a)(b)	150,000	146,379
6.82%, 11/17/33	150,000	160,703
4.11%, 07/24/34 (a)(b)	250,000	229,960
2.67%, 11/15/35 (a)(b)	250,000	205,255
3.02%, 11/18/36 (a)(b)	200,000	163,792
4.42%, 07/24/39	200,000	175,586
2.96%, 11/16/40	200,000	139,640
3.13%, 11/18/41	200,000	140,654
		264,917,534
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	150,000	132,867
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	200,000	189,838
4.50%, 05/13/32 (a)	100,000	95,751
5.15%, 05/15/33 (a)	150,000	149,667
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	100,000	106,387
5.80%, 05/21/54 (a)	150,000	148,380
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	103,959

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	78,953
BlackRock Funding, Inc.
4.70%, 03/14/29 (a)	100,000	99,150
5.00%, 03/14/34 (a)	200,000	197,606
5.25%, 03/14/54 (a)	300,000	289,638
BlackRock, Inc.
3.20%, 03/15/27	100,000	95,814
3.25%, 04/30/29 (a)	150,000	139,077
2.40%, 04/30/30 (a)	200,000	174,080
1.90%, 01/28/31 (a)	250,000	206,407
2.10%, 02/25/32 (a)	200,000	162,846
4.75%, 05/25/33 (a)	200,000	195,362
Blue Owl Finance LLC
6.25%, 04/18/34 (a)(d)	150,000	151,077
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	75,000	76,954
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	125,000	100,296
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	100,000	68,417
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	97,925
3.90%, 01/25/28 (a)	150,000	143,491
4.85%, 03/29/29 (a)	150,000	147,603
4.35%, 04/15/30 (a)	150,000	142,310
2.72%, 04/15/31 (a)	100,000	84,596
6.35%, 01/05/34 (a)	100,000	104,951
4.70%, 09/20/47 (a)	100,000	85,289
3.50%, 03/30/51 (a)	150,000	104,669
3.63%, 02/15/52 (a)	100,000	69,810
5.97%, 03/04/54 (a)	100,000	100,059
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	96,553
1.63%, 12/15/30 (a)	200,000	161,758
Charles Schwab Corp.
3.45%, 02/13/26 (a)(e)	50,000	48,459
0.90%, 03/11/26 (a)(e)	200,000	185,018
1.15%, 05/13/26 (a)(e)	150,000	138,648
5.88%, 08/24/26 (a)(e)	150,000	151,737
3.20%, 03/02/27 (a)(e)	100,000	94,897
2.45%, 03/03/27 (a)(e)	240,000	223,025
3.30%, 04/01/27 (a)(e)	100,000	95,303
3.20%, 01/25/28 (a)(e)	100,000	93,658
2.00%, 03/20/28 (a)(e)	200,000	178,776
4.00%, 02/01/29 (a)(e)	50,000	47,955
5.64%, 05/19/29 (a)(b)(e)	190,000	191,845
3.25%, 05/22/29 (a)(e)	75,000	68,752
2.75%, 10/01/29 (a)(e)	50,000	44,802
6.20%, 11/17/29 (a)(b)(e)	175,000	181,011
4.63%, 03/22/30 (a)(e)	50,000	49,233
1.65%, 03/11/31 (a)(e)	100,000	79,776
2.30%, 05/13/31 (a)(e)	100,000	83,477
1.95%, 12/01/31 (a)(e)	125,000	99,714
2.90%, 03/03/32 (a)(e)	150,000	127,565
5.85%, 05/19/34 (a)(b)(e)	200,000	203,390
6.14%, 08/24/34 (a)(b)(e)	200,000	207,056
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	156,752
4.10%, 06/15/51 (a)	150,000	95,819
CME Group, Inc.
2.65%, 03/15/32 (a)	200,000	170,828
5.30%, 09/15/43 (a)	200,000	200,604
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	47,805
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	150,000	120,737
2.95%, 08/12/51 (a)	100,000	62,612
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (a)	250,000	244,177
3.10%, 09/15/27 (a)	100,000	94,038
4.00%, 09/15/27 (a)	200,000	193,158
3.75%, 09/21/28 (a)	100,000	95,070
4.35%, 06/15/29 (a)	250,000	241,637
2.10%, 06/15/30 (a)	250,000	210,582
5.25%, 06/15/31 (a)	150,000	150,493
1.85%, 09/15/32 (a)	250,000	193,140
4.60%, 03/15/33 (a)	200,000	190,462
2.65%, 09/15/40 (a)	250,000	174,817
4.25%, 09/21/48 (a)	150,000	123,971
3.00%, 06/15/50 (a)	225,000	147,060
4.95%, 06/15/52 (a)	250,000	229,412
3.00%, 09/15/60 (a)	250,000	150,995
5.20%, 06/15/62 (a)	200,000	187,728
Invesco Finance PLC
3.75%, 01/15/26	130,000	126,498
5.38%, 11/30/43	100,000	94,655
Janus Henderson U.S. Holdings, Inc.
4.88%, 08/01/25 (a)	100,000	98,934
Jefferies Financial Group, Inc.
4.85%, 01/15/27	150,000	147,741
6.45%, 06/08/27	100,000	102,084
5.88%, 07/21/28 (a)	200,000	201,086
4.15%, 01/23/30	100,000	92,301
2.63%, 10/15/31 (a)	200,000	161,416
2.75%, 10/15/32 (a)	100,000	79,252
6.20%, 04/14/34 (a)	250,000	251,122
6.25%, 01/15/36	100,000	101,518
6.50%, 01/20/43	50,000	52,131
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	144,981
4.38%, 03/11/29 (a)	150,000	143,301
Legg Mason, Inc.
4.75%, 03/15/26	100,000	99,138
5.63%, 01/15/44	75,000	73,205
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	100,000	100,304
6.75%, 11/17/28 (a)	150,000	156,952
6.00%, 05/20/34 (a)	100,000	100,347
Nasdaq, Inc.
5.65%, 06/28/25	100,000	100,047
3.85%, 06/30/26 (a)	150,000	145,638
5.35%, 06/28/28 (a)	175,000	176,013
1.65%, 01/15/31 (a)	100,000	79,876
5.55%, 02/15/34 (a)	200,000	199,856
2.50%, 12/21/40 (a)	150,000	98,498
3.25%, 04/28/50 (a)	100,000	66,932
3.95%, 03/07/52 (a)	100,000	74,735
5.95%, 08/15/53 (a)	125,000	127,174
6.10%, 06/28/63 (a)	100,000	102,852
Nomura Holdings, Inc.
5.10%, 07/03/25	200,000	198,476
1.85%, 07/16/25	200,000	191,464
5.71%, 01/09/26	200,000	200,072
1.65%, 07/14/26	200,000	184,250
2.33%, 01/22/27	250,000	230,590
6.07%, 07/12/28	200,000	204,228
2.17%, 07/14/28	200,000	175,626
3.10%, 01/16/30	200,000	175,948
2.68%, 07/16/30	300,000	254,601
2.61%, 07/14/31	200,000	164,392
3.00%, 01/22/32	200,000	166,836

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.18%, 01/18/33	200,000	208,850
6.09%, 07/12/33 (c)	200,000	208,244
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	97,506
4.95%, 07/15/46	150,000	135,348
3.75%, 04/01/51 (a)	150,000	110,475
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	91,676
TPG Operating Group II LP
5.88%, 03/05/34 (a)	100,000	99,866
		16,974,569
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25 (a)	150,000	151,174
4.45%, 10/01/25 (a)	150,000	147,756
1.75%, 01/30/26 (a)	250,000	234,745
4.45%, 04/03/26 (a)	150,000	147,105
2.45%, 10/29/26 (a)	600,000	558,348
6.10%, 01/15/27 (a)	150,000	152,223
6.45%, 04/15/27 (a)	200,000	204,682
3.65%, 07/21/27 (a)	250,000	236,432
4.63%, 10/15/27 (a)	150,000	145,845
5.75%, 06/06/28 (a)	200,000	201,732
3.00%, 10/29/28 (a)	600,000	542,028
5.10%, 01/19/29 (a)	150,000	147,899
6.15%, 09/30/30 (a)	150,000	154,464
3.30%, 01/30/32 (a)	700,000	596,610
3.40%, 10/29/33 (a)	300,000	249,753
5.30%, 01/19/34 (a)	150,000	146,040
3.85%, 10/29/41 (a)	300,000	233,982
Air Lease Corp.
3.38%, 07/01/25 (a)	125,000	121,953
2.88%, 01/15/26 (a)	150,000	143,433
3.75%, 06/01/26 (a)	150,000	144,694
1.88%, 08/15/26 (a)	250,000	230,917
2.20%, 01/15/27 (a)	150,000	138,002
3.63%, 04/01/27 (a)	100,000	95,336
3.63%, 12/01/27 (a)	150,000	141,312
5.85%, 12/15/27 (a)	150,000	151,665
4.63%, 10/01/28 (a)	100,000	96,830
5.10%, 03/01/29 (a)	150,000	148,011
3.25%, 10/01/29 (a)	100,000	90,046
3.00%, 02/01/30 (a)	100,000	88,196
3.13%, 12/01/30 (a)	150,000	130,625
2.88%, 01/15/32 (a)	150,000	125,352
Aircastle Ltd.
4.25%, 06/15/26 (a)	100,000	97,350
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(d)	125,000	125,918
Ares Capital Corp.
5.88%, 03/01/29 (a)	150,000	148,431
5.95%, 07/15/29 (a)	150,000	148,171
ARES Capital Corp.
3.25%, 07/15/25 (a)	250,000	242,270
3.88%, 01/15/26 (a)	300,000	289,509
2.15%, 07/15/26 (a)	150,000	138,423
7.00%, 01/15/27	100,000	102,217
2.88%, 06/15/27 (a)	100,000	91,849
2.88%, 06/15/28 (a)	200,000	177,722
3.20%, 11/15/31 (a)	150,000	124,340
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	91,949
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	92,247
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	94,188
Blackstone Private Credit Fund
7.05%, 09/29/25	150,000	151,540
2.63%, 12/15/26 (a)	200,000	182,734
3.25%, 03/15/27 (a)	200,000	184,590
7.30%, 11/27/28 (a)(d)	75,000	78,083
4.00%, 01/15/29 (a)	100,000	91,774
5.95%, 07/16/29 (a)(d)	100,000	98,482
6.25%, 01/25/31 (a)(d)	75,000	75,027
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	150,000	143,943
2.75%, 09/16/26 (a)	150,000	138,995
2.13%, 02/15/27 (a)	100,000	90,289
2.85%, 09/30/28 (a)	200,000	175,768
Blue Owl Capital Corp.
3.75%, 07/22/25 (a)	100,000	97,160
4.25%, 01/15/26 (a)	150,000	145,407
3.40%, 07/15/26 (a)	200,000	188,350
2.63%, 01/15/27 (a)	100,000	91,552
2.88%, 06/11/28 (a)	150,000	132,882
5.95%, 03/15/29 (a)	100,000	99,246
Blue Owl Capital Corp. II
8.45%, 11/15/26 (a)(d)	50,000	51,588
Blue Owl Capital Corp. III
3.13%, 04/13/27 (a)	75,000	68,507
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	100,000	92,550
4.70%, 02/08/27 (a)	100,000	95,338
7.75%, 09/16/27 (a)	100,000	103,518
7.95%, 06/13/28 (a)	125,000	130,074
7.75%, 01/15/29 (a)	100,000	103,848
6.65%, 03/15/31 (a)	150,000	148,468
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	90,007
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (a)(d)	125,000	122,928
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)(d)	50,000	49,887
FS KKR Capital Corp.
3.40%, 01/15/26 (a)	150,000	142,761
2.63%, 01/15/27 (a)	100,000	90,425
3.13%, 10/12/28 (a)	150,000	130,299
7.88%, 01/15/29 (a)	100,000	103,504
GATX Corp.
3.25%, 09/15/26 (a)	100,000	95,323
3.85%, 03/30/27 (a)	150,000	143,909
3.50%, 03/15/28 (a)	150,000	140,427
4.70%, 04/01/29 (a)	150,000	146,556
4.00%, 06/30/30 (a)	100,000	92,465
1.90%, 06/01/31 (a)	100,000	79,293
4.90%, 03/15/33 (a)	75,000	72,110
6.90%, 05/01/34 (a)	100,000	108,197
5.20%, 03/15/44 (a)	75,000	68,957
3.10%, 06/01/51 (a)	100,000	62,674
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (a)	100,000	95,358
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	184,252
7.05%, 12/05/28 (a)	75,000	76,763
6.00%, 07/15/29 (a)	100,000	98,042
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	92,214
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)(d)	100,000	100,675

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	93,322
6.50%, 06/04/27 (a)	50,000	50,033
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	96,721
New Mountain Finance Corp.
6.88%, 02/01/29 (a)	75,000	74,118
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	50,000	45,382
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)(d)	75,000	79,445
Prospect Capital Corp.
3.36%, 11/15/26 (a)	100,000	91,753
3.44%, 10/15/28 (a)	100,000	84,616
Sixth Street Lending Partners
6.50%, 03/11/29 (a)(d)	100,000	99,890
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	92,604
		14,216,397
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	88,630
ORIX Corp.
3.70%, 07/18/27	100,000	95,317
2.25%, 03/09/31	100,000	83,382
5.20%, 09/13/32	200,000	199,966
		467,295
Insurance 1.1%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	193,274
Aetna, Inc.
6.63%, 06/15/36	100,000	106,684
6.75%, 12/15/37	150,000	162,168
4.50%, 05/15/42 (a)	100,000	83,963
4.13%, 11/15/42 (a)	100,000	79,323
4.75%, 03/15/44 (a)	50,000	42,611
3.88%, 08/15/47 (a)	150,000	109,944
Aflac, Inc.
1.13%, 03/15/26 (a)	100,000	92,897
3.60%, 04/01/30 (a)	250,000	230,720
4.75%, 01/15/49 (a)	100,000	88,520
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	92,834
3.25%, 08/15/51 (a)	100,000	67,223
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	97,859
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	139,638
3.28%, 12/15/26 (a)	100,000	95,288
5.25%, 03/30/33 (a)	150,000	149,053
5.35%, 06/01/33	100,000	99,879
5.55%, 05/09/35	150,000	151,560
4.50%, 06/15/43	50,000	42,903
4.20%, 12/15/46 (a)	100,000	80,541
3.85%, 08/10/49 (a)	100,000	75,453
6.50%, 05/15/67 (a)(b)	100,000	100,584
American Financial Group, Inc.
4.50%, 06/15/47 (a)	100,000	81,789
American International Group, Inc.
3.40%, 06/30/30 (a)	150,000	135,723
5.13%, 03/27/33 (a)	150,000	147,373
3.88%, 01/15/35 (a)	78,000	69,129
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 05/01/36	50,000	52,694
4.50%, 07/16/44 (a)	145,000	127,069
4.80%, 07/10/45 (a)	100,000	90,644
4.75%, 04/01/48 (a)	200,000	178,900
5.75%, 04/01/48 (a)(b)	100,000	98,161
4.38%, 06/30/50 (a)	200,000	166,840
American National Group, Inc.
5.00%, 06/15/27 (a)	90,000	87,346
Aon Corp.
4.50%, 12/15/28 (a)	100,000	97,007
3.75%, 05/02/29 (a)	150,000	140,468
2.80%, 05/15/30 (a)	200,000	174,440
6.25%, 09/30/40	50,000	52,886
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	93,592
2.05%, 08/23/31 (a)	100,000	80,417
2.60%, 12/02/31 (a)	100,000	83,269
5.00%, 09/12/32 (a)	100,000	97,271
5.35%, 02/28/33 (a)	100,000	98,687
2.90%, 08/23/51 (a)	100,000	61,302
3.90%, 02/28/52 (a)	125,000	92,299
Aon Global Ltd.
3.88%, 12/15/25 (a)	200,000	195,190
4.60%, 06/14/44 (a)	100,000	85,371
4.75%, 05/15/45 (a)	100,000	87,065
Aon North America, Inc.
5.13%, 03/01/27 (a)	150,000	149,702
5.15%, 03/01/29 (a)	150,000	149,304
5.30%, 03/01/31 (a)	200,000	199,340
5.45%, 03/01/34 (a)	300,000	297,555
5.75%, 03/01/54 (a)	350,000	344,459
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	96,661
5.03%, 12/15/46 (a)	100,000	90,548
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	200,000	145,362
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	85,000	78,377
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	100,000	81,142
5.50%, 03/02/33 (a)	75,000	74,809
6.50%, 02/15/34 (a)	100,000	105,792
5.45%, 07/15/34 (a)	2,000	1,980
3.50%, 05/20/51 (a)	150,000	102,290
3.05%, 03/09/52 (a)	100,000	61,571
5.75%, 03/02/53 (a)	100,000	96,877
6.75%, 02/15/54 (a)	100,000	110,417
5.75%, 07/15/54 (a)	75,000	72,908
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	97,544
3.70%, 02/22/30 (a)	100,000	89,670
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	172,952
3.60%, 09/15/51 (a)	50,000	34,659
Athene Holding Ltd.
4.13%, 01/12/28 (a)	100,000	96,272
6.15%, 04/03/30 (a)	100,000	103,245
3.50%, 01/15/31 (a)	100,000	88,374
6.65%, 02/01/33 (a)	100,000	105,384
5.88%, 01/15/34 (a)	100,000	99,902
3.95%, 05/25/51 (a)	100,000	71,549
3.45%, 05/15/52 (a)	50,000	32,089
6.25%, 04/01/54 (a)	150,000	150,708
AXA SA
8.60%, 12/15/30	100,000	116,659

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	94,249
4.90%, 01/15/40 (a)(b)	50,000	45,566
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	140,430
1.85%, 03/12/30 (a)	100,000	85,016
1.45%, 10/15/30 (a)	150,000	122,228
2.88%, 03/15/32 (a)	200,000	173,868
5.75%, 01/15/40	200,000	214,300
4.40%, 05/15/42	100,000	91,780
4.30%, 05/15/43	150,000	133,079
4.20%, 08/15/48 (a)	400,000	337,760
4.25%, 01/15/49 (a)	350,000	299,481
2.85%, 10/15/50 (a)	300,000	193,119
2.50%, 01/15/51 (a)	100,000	60,546
3.85%, 03/15/52 (a)	450,000	346,806
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	450,000	435,510
4.50%, 02/11/43	100,000	93,449
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	142,161
5.63%, 05/15/30 (a)	150,000	150,253
4.70%, 06/22/47 (a)	175,000	136,178
3.85%, 12/22/51 (a)	75,000	47,132
Brown & Brown, Inc.
2.38%, 03/15/31 (a)	150,000	122,859
4.20%, 03/17/32 (a)	100,000	90,179
4.95%, 03/17/52 (a)	100,000	84,593
Centene Corp.
4.25%, 12/15/27 (a)	400,000	380,864
2.45%, 07/15/28 (a)	400,000	353,288
4.63%, 12/15/29 (a)	600,000	565,260
3.38%, 02/15/30 (a)	350,000	308,574
3.00%, 10/15/30 (a)	400,000	340,368
2.50%, 03/01/31 (a)	400,000	326,668
2.63%, 08/01/31 (a)	200,000	162,854
Chubb Corp.
6.50%, 05/15/38	100,000	111,041
Chubb INA Holdings LLC
3.35%, 05/03/26 (a)	300,000	289,881
1.38%, 09/15/30 (a)	250,000	202,670
5.00%, 03/15/34 (a)	200,000	197,342
4.15%, 03/13/43	200,000	170,236
4.35%, 11/03/45 (a)	250,000	215,822
2.85%, 12/15/51 (a)	150,000	97,665
3.05%, 12/15/61 (a)	250,000	159,137
Cincinnati Financial Corp.
6.92%, 05/15/28	75,000	79,377
6.13%, 11/01/34	50,000	51,983
CNA Financial Corp.
4.50%, 03/01/26 (a)	150,000	147,519
3.45%, 08/15/27 (a)	100,000	94,494
3.90%, 05/01/29 (a)	100,000	94,087
2.05%, 08/15/30 (a)	100,000	82,801
5.50%, 06/15/33 (a)	100,000	99,143
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	145,267
6.45%, 06/15/34 (a)	125,000	125,407
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	250,000	238,872
3.85%, 04/05/29 (a)	150,000	140,013
3.90%, 04/05/32 (a)	300,000	268,095
6.05%, 09/15/33 (a)(d)	100,000	102,340
5.75%, 01/15/34 (a)	100,000	100,669
4.35%, 04/05/42 (a)	100,000	82,807
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 04/05/52 (a)	250,000	198,480
6.88%, 12/15/52 (a)(b)	175,000	175,975
Elevance Health, Inc.
4.90%, 02/08/26 (a)	150,000	148,659
1.50%, 03/15/26 (a)	100,000	93,451
3.65%, 12/01/27 (a)	300,000	285,546
4.10%, 03/01/28 (a)	150,000	144,667
5.15%, 06/15/29 (a)	100,000	99,872
2.88%, 09/15/29 (a)	150,000	133,886
2.25%, 05/15/30 (a)	200,000	169,704
2.55%, 03/15/31 (a)	200,000	169,164
4.10%, 05/15/32 (a)	100,000	92,146
5.50%, 10/15/32 (a)	150,000	151,630
4.75%, 02/15/33 (a)	250,000	239,995
5.38%, 06/15/34 (a)	175,000	174,512
5.85%, 01/15/36	75,000	76,748
6.38%, 06/15/37	100,000	106,436
4.63%, 05/15/42	200,000	176,958
4.65%, 01/15/43	150,000	132,848
5.10%, 01/15/44	75,000	69,685
4.65%, 08/15/44 (a)	150,000	131,250
4.38%, 12/01/47 (a)	250,000	208,357
4.55%, 03/01/48 (a)	150,000	127,115
3.70%, 09/15/49 (a)	150,000	110,813
3.13%, 05/15/50 (a)	200,000	133,856
3.60%, 03/15/51 (a)	200,000	143,692
4.55%, 05/15/52 (a)	100,000	84,004
6.10%, 10/15/52 (a)	150,000	156,907
5.13%, 02/15/53 (a)	150,000	137,904
5.65%, 06/15/54 (a)	175,000	172,844
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	150,000	150,037
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	95,554
3.10%, 09/01/31 (a)	100,000	81,112
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	350,000	336,287
5.59%, 01/11/33 (a)	75,000	75,340
5.00%, 04/20/48 (a)	250,000	223,505
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	87,584
3.50%, 10/15/50 (a)	200,000	133,914
3.13%, 10/15/52 (a)	150,000	93,207
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	103,291
6.50%, 06/04/29 (a)	75,000	74,915
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	98,007
4.63%, 04/29/30 (a)	125,000	118,323
3.38%, 03/03/31 (a)	100,000	86,530
5.63%, 08/16/32 (a)	100,000	98,049
6.00%, 12/07/33 (a)(d)	100,000	100,846
6.35%, 03/22/54 (a)(d)	200,000	201,432
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	221,327
2.45%, 03/15/31 (a)	150,000	121,692
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	89,464
2.40%, 08/15/31 (a)	100,000	78,946
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	94,234
2.15%, 08/15/30 (a)	150,000	119,763
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	83,538

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	133,353
6.10%, 10/01/41	80,000	82,709
4.40%, 03/15/48 (a)	100,000	83,430
3.60%, 08/19/49 (a)	150,000	108,948
2.90%, 09/15/51 (a)	150,000	94,419
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	105,622
Humana, Inc.
5.70%, 03/13/26 (a)	100,000	100,012
1.35%, 02/03/27 (a)	150,000	135,344
3.95%, 03/15/27 (a)	100,000	96,430
5.75%, 03/01/28 (a)	100,000	101,324
5.75%, 12/01/28 (a)	100,000	101,678
3.70%, 03/23/29 (a)	100,000	93,298
3.13%, 08/15/29 (a)	150,000	135,020
4.88%, 04/01/30 (a)	100,000	97,612
5.38%, 04/15/31 (a)	200,000	198,210
2.15%, 02/03/32 (a)	150,000	118,812
5.88%, 03/01/33 (a)	150,000	152,110
5.95%, 03/15/34 (a)	100,000	101,980
4.95%, 10/01/44 (a)	100,000	87,485
4.80%, 03/15/47 (a)	100,000	85,019
3.95%, 08/15/49 (a)	75,000	56,213
5.50%, 03/15/53 (a)	150,000	139,757
5.75%, 04/15/54 (a)	200,000	192,754
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	83,070
5.67%, 06/08/32 (a)	100,000	100,129
4.00%, 11/23/51 (a)	100,000	68,360
Kemper Corp.
2.40%, 09/30/30 (a)	150,000	121,095
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	143,336
3.80%, 03/01/28 (a)	100,000	95,160
3.05%, 01/15/30 (a)	100,000	88,381
3.40%, 01/15/31 (a)	100,000	87,825
3.40%, 03/01/32 (a)	75,000	64,979
6.30%, 10/09/37	100,000	102,343
7.00%, 06/15/40	100,000	109,567
4.35%, 03/01/48 (a)	75,000	57,125
4.38%, 06/15/50 (a)	50,000	37,903
Loews Corp.
3.20%, 05/15/30 (a)	100,000	89,970
6.00%, 02/01/35	100,000	105,225
4.13%, 05/15/43 (a)	100,000	83,503
Manulife Financial Corp.
4.15%, 03/04/26	200,000	196,052
2.48%, 05/19/27 (a)	100,000	93,066
4.06%, 02/24/32 (a)(b)	150,000	143,605
3.70%, 03/16/32 (a)	150,000	136,254
5.38%, 03/04/46	100,000	96,445
Markel Group, Inc.
3.50%, 11/01/27 (a)	100,000	94,684
3.35%, 09/17/29 (a)	100,000	90,795
5.00%, 04/05/46	100,000	88,209
4.30%, 11/01/47 (a)	75,000	59,813
5.00%, 05/20/49 (a)	100,000	88,483
4.15%, 09/17/50 (a)	100,000	76,526
6.00%, 05/16/54 (a)	100,000	99,629
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	150,000	146,284
4.38%, 03/15/29 (a)	250,000	243,580
2.25%, 11/15/30 (a)	140,000	118,364
5.75%, 11/01/32 (a)	100,000	103,821
5.88%, 08/01/33	100,000	104,577
5.40%, 09/15/33 (a)	100,000	101,177
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 03/15/34 (a)	100,000	99,543
4.75%, 03/15/39 (a)	50,000	46,414
4.35%, 01/30/47 (a)	100,000	84,090
4.20%, 03/01/48 (a)	50,000	40,777
4.90%, 03/15/49 (a)	200,000	179,770
2.90%, 12/15/51 (a)	75,000	47,075
6.25%, 11/01/52 (a)	100,000	108,020
5.45%, 03/15/53 (a)	150,000	145,581
5.70%, 09/15/53 (a)	175,000	176,214
5.45%, 03/15/54 (a)	75,000	73,004
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	96,485
MetLife, Inc.
3.60%, 11/13/25 (a)	100,000	97,701
4.55%, 03/23/30 (a)	200,000	195,580
6.50%, 12/15/32	100,000	108,904
5.38%, 07/15/33 (a)	150,000	150,985
6.38%, 06/15/34	200,000	214,550
5.70%, 06/15/35	150,000	153,396
6.40%, 12/15/36 (a)	230,000	232,144
10.75%, 08/01/39 (a)(b)	75,000	99,580
5.88%, 02/06/41	150,000	153,568
4.13%, 08/13/42	100,000	82,968
4.88%, 11/13/43	250,000	228,150
4.72%, 12/15/44 (b)	100,000	89,121
4.05%, 03/01/45	100,000	80,802
4.60%, 05/13/46 (a)	100,000	87,598
5.00%, 07/15/52 (a)	200,000	183,396
5.25%, 01/15/54 (a)	150,000	143,315
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	97,148
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	40,000	39,993
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	100,000	99,116
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	144,796
3.85%, 06/11/51 (a)	125,000	87,879
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	93,226
4.50%, 10/01/50 (a)(b)	75,000	68,077
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	124,233
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	95,044
3.70%, 05/15/29 (a)	150,000	139,035
2.13%, 06/15/30 (a)	150,000	124,679
6.05%, 10/15/36	100,000	104,267
4.30%, 11/15/46 (a)	137,000	113,199
5.50%, 03/15/53 (a)	75,000	71,811
Progressive Corp.
2.45%, 01/15/27	100,000	93,502
4.00%, 03/01/29 (a)	150,000	143,147
3.20%, 03/26/30 (a)	100,000	90,616
3.00%, 03/15/32 (a)	75,000	64,737
6.25%, 12/01/32	150,000	160,474
4.95%, 06/15/33 (a)	100,000	98,948
3.70%, 01/26/45	100,000	78,727
4.13%, 04/15/47 (a)	100,000	82,473
4.20%, 03/15/48 (a)	100,000	83,430
3.95%, 03/26/50 (a)	100,000	79,080
3.70%, 03/15/52 (a)	100,000	75,125
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	97,000	92,930
2.10%, 03/10/30 (a)	200,000	170,266
5.70%, 12/14/36	150,000	153,885

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 12/01/37	150,000	167,385
3.00%, 03/10/40 (a)	250,000	184,972
4.60%, 05/15/44	150,000	131,064
4.50%, 09/15/47 (a)(b)	100,000	94,185
3.91%, 12/07/47 (a)	200,000	154,154
5.70%, 09/15/48 (a)(b)	150,000	147,175
3.94%, 12/07/49 (a)	100,000	76,216
4.35%, 02/25/50 (a)	150,000	122,862
3.70%, 10/01/50 (a)(b)	200,000	172,020
3.70%, 03/13/51 (a)	300,000	219,018
5.13%, 03/01/52 (a)(b)	200,000	185,846
6.00%, 09/01/52 (a)(b)	200,000	195,588
6.50%, 03/15/54 (a)(b)	200,000	200,844
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	178,148
Radian Group, Inc.
4.88%, 03/15/27 (a)	100,000	97,534
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	100,000	93,491
3.15%, 06/15/30 (a)	200,000	176,574
6.00%, 09/15/33 (a)	100,000	101,604
5.75%, 09/15/34 (a)	100,000	99,572
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	138,129
5.75%, 06/05/33 (a)	150,000	149,116
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	75,000	69,237
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	100,000	101,065
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	83,421
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	125,366
Travelers Cos., Inc.
6.75%, 06/20/36	150,000	168,411
5.35%, 11/01/40	100,000	98,888
4.60%, 08/01/43	200,000	179,538
4.00%, 05/30/47 (a)	200,000	161,540
4.05%, 03/07/48 (a)	100,000	81,558
4.10%, 03/04/49 (a)	100,000	82,016
2.55%, 04/27/50 (a)	200,000	121,530
3.05%, 06/08/51 (a)	200,000	133,832
5.45%, 05/25/53 (a)	150,000	150,537
UnitedHealth Group, Inc.
3.75%, 07/15/25	255,000	250,905
5.15%, 10/15/25	50,000	49,942
1.25%, 01/15/26	100,000	93,939
3.10%, 03/15/26	200,000	193,138
1.15%, 05/15/26 (a)	200,000	185,382
3.45%, 01/15/27	150,000	144,313
3.38%, 04/15/27	150,000	143,707
4.60%, 04/15/27 (a)	100,000	98,938
3.70%, 05/15/27 (a)	50,000	48,253
2.95%, 10/15/27	150,000	140,456
5.25%, 02/15/28 (a)	200,000	201,928
3.85%, 06/15/28	250,000	239,500
3.88%, 12/15/28	150,000	143,291
4.25%, 01/15/29 (a)	200,000	193,680
4.70%, 04/15/29 (a)	100,000	98,669
4.00%, 05/15/29 (a)	150,000	143,409
2.88%, 08/15/29	200,000	180,306
5.30%, 02/15/30 (a)	300,000	303,741
2.00%, 05/15/30	200,000	168,486
4.90%, 04/15/31 (a)	200,000	197,120
2.30%, 05/15/31 (a)	300,000	250,890
4.20%, 05/15/32 (a)	250,000	234,155
5.35%, 02/15/33 (a)	350,000	353,811
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 04/15/33 (a)	250,000	237,400
5.00%, 04/15/34 (a)	200,000	196,366
4.63%, 07/15/35	200,000	190,560
5.80%, 03/15/36	193,000	201,231
6.50%, 06/15/37	100,000	110,086
6.63%, 11/15/37	150,000	166,330
6.88%, 02/15/38	200,000	228,450
3.50%, 08/15/39 (a)	250,000	201,575
2.75%, 05/15/40 (a)	150,000	107,813
5.70%, 10/15/40 (a)	75,000	76,938
5.95%, 02/15/41 (a)	100,000	104,834
3.05%, 05/15/41 (a)	300,000	221,838
4.63%, 11/15/41 (a)	100,000	90,715
4.38%, 03/15/42 (a)	100,000	87,767
3.95%, 10/15/42 (a)	100,000	82,940
4.25%, 03/15/43 (a)	100,000	86,657
4.75%, 07/15/45	350,000	318,958
4.20%, 01/15/47 (a)	150,000	124,212
4.25%, 04/15/47 (a)	100,000	83,844
3.75%, 10/15/47 (a)	200,000	153,264
4.25%, 06/15/48 (a)	250,000	206,877
4.45%, 12/15/48 (a)	175,000	149,348
3.70%, 08/15/49 (a)	225,000	169,366
2.90%, 05/15/50 (a)	150,000	97,044
3.25%, 05/15/51 (a)	350,000	240,051
4.75%, 05/15/52 (a)	300,000	265,896
5.88%, 02/15/53 (a)	350,000	363,730
5.05%, 04/15/53 (a)	375,000	346,582
5.38%, 04/15/54 (a)	300,000	291,213
3.88%, 08/15/59 (a)	200,000	148,486
3.13%, 05/15/60 (a)	150,000	94,700
4.95%, 05/15/62 (a)	150,000	133,754
6.05%, 02/15/63 (a)	250,000	263,225
5.20%, 04/15/63 (a)	325,000	301,957
5.50%, 04/15/64 (a)	200,000	194,050
Unum Group
4.00%, 06/15/29 (a)	100,000	93,834
5.75%, 08/15/42	100,000	96,482
4.50%, 12/15/49 (a)	50,000	39,167
4.13%, 06/15/51 (a)	100,000	73,445
Voya Financial, Inc.
3.65%, 06/15/26	100,000	96,430
5.70%, 07/15/43	100,000	96,692
4.70%, 01/23/48 (a)(b)	100,000	85,516
W R Berkley Corp.
4.00%, 05/12/50 (a)	50,000	37,707
3.55%, 03/30/52 (a)	100,000	68,357
3.15%, 09/30/61 (a)	100,000	59,072
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	146,955
4.50%, 09/15/28 (a)	150,000	145,090
2.95%, 09/15/29 (a)	200,000	178,060
5.35%, 05/15/33 (a)	150,000	146,392
3.88%, 09/15/49 (a)	150,000	108,561
5.90%, 03/05/54 (a)	100,000	97,635
XL Group Ltd.
5.25%, 12/15/43	55,000	51,322
		54,213,656
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	150,000	128,427
4.80%, 10/01/32 (a)	100,000	93,932
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 (a)	50,000	48,466
3.95%, 01/15/28 (a)	100,000	95,584
4.50%, 07/30/29 (a)	50,000	48,066

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 12/15/29 (a)	100,000	87,535
4.70%, 07/01/30 (a)	100,000	96,174
4.90%, 12/15/30 (a)	150,000	146,298
3.38%, 08/15/31 (a)	150,000	131,936
2.00%, 05/18/32 (a)	100,000	77,964
1.88%, 02/01/33 (a)	150,000	112,617
2.95%, 03/15/34 (a)	150,000	121,052
4.75%, 04/15/35 (a)	100,000	92,927
5.25%, 05/15/36 (a)	75,000	72,086
4.85%, 04/15/49 (a)	50,000	42,448
4.00%, 02/01/50 (a)	150,000	111,036
3.00%, 05/18/51 (a)	150,000	90,804
3.55%, 03/15/52 (a)	175,000	117,887
5.15%, 04/15/53 (a)	100,000	88,397
5.63%, 05/15/54 (a)	100,000	94,614
American Assets Trust LP
3.38%, 02/01/31 (a)	75,000	61,548
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	95,576
4.90%, 02/15/29 (a)	100,000	97,253
2.38%, 07/15/31 (a)	100,000	80,887
3.63%, 04/15/32 (a)	150,000	130,269
5.50%, 02/01/34 (a)	100,000	97,950
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	100,000	98,054
2.95%, 05/11/26 (a)	100,000	95,650
2.90%, 10/15/26 (a)	100,000	94,702
3.20%, 01/15/28 (a)	75,000	70,252
3.30%, 06/01/29 (a)	150,000	137,344
2.30%, 03/01/30 (a)	100,000	85,827
2.45%, 01/15/31 (a)	150,000	127,061
2.05%, 01/15/32 (a)	150,000	122,199
5.00%, 02/15/33 (a)	100,000	97,144
5.30%, 12/07/33 (a)	100,000	99,018
5.35%, 06/01/34 (a)	100,000	99,356
3.90%, 10/15/46 (a)	150,000	117,401
Boston Properties LP
3.65%, 02/01/26 (a)	150,000	144,537
2.75%, 10/01/26 (a)	200,000	186,432
6.75%, 12/01/27 (a)	150,000	154,192
4.50%, 12/01/28 (a)	150,000	141,252
3.40%, 06/21/29 (a)	200,000	177,180
2.90%, 03/15/30 (a)	100,000	84,695
3.25%, 01/30/31 (a)	200,000	168,768
2.55%, 04/01/32 (a)	150,000	117,018
2.45%, 10/01/33 (a)	100,000	73,965
6.50%, 01/15/34 (a)(c)	150,000	152,517
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	100,000	97,167
3.90%, 03/15/27 (a)	100,000	95,578
4.13%, 05/15/29 (a)	150,000	140,743
4.05%, 07/01/30 (a)	150,000	138,157
2.50%, 08/16/31 (a)	100,000	81,788
5.75%, 02/15/35 (a)	100,000	99,137
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	75,000	59,378
Camden Property Trust
5.85%, 11/03/26 (a)	75,000	75,922
4.10%, 10/15/28 (a)	100,000	95,943
3.15%, 07/01/29 (a)	100,000	90,468
2.80%, 05/15/30 (a)	100,000	87,784
4.90%, 01/15/34 (a)	100,000	95,294
3.35%, 11/01/49 (a)	50,000	34,778
COPT Defense Properties LP
2.25%, 03/15/26 (a)	100,000	94,172
2.00%, 01/15/29 (a)	150,000	127,206
2.75%, 04/15/31 (a)	100,000	82,532
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	142,425
4.38%, 02/15/29 (a)	100,000	95,369
2.00%, 02/15/31 (a)	100,000	79,928
2.50%, 02/15/32 (a)	150,000	121,502
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	142,908
5.55%, 01/15/28 (a)	150,000	150,885
4.45%, 07/15/28 (a)	150,000	145,014
3.60%, 07/01/29 (a)	150,000	138,175
DOC DR LLC
4.30%, 03/15/27 (a)	100,000	97,443
2.63%, 11/01/31 (a)	100,000	82,331
EPR Properties
4.75%, 12/15/26 (a)	100,000	96,650
4.50%, 06/01/27 (a)	150,000	142,780
3.75%, 08/15/29 (a)	100,000	89,003
3.60%, 11/15/31 (a)	100,000	83,092
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	97,873
2.85%, 11/01/26 (a)	100,000	94,618
3.50%, 03/01/28 (a)	100,000	94,441
4.15%, 12/01/28 (a)	100,000	96,261
3.00%, 07/01/29 (a)	100,000	90,417
2.50%, 02/15/30 (a)	100,000	86,612
4.50%, 07/01/44 (a)	150,000	126,492
4.50%, 06/01/45 (a)	50,000	42,022
4.00%, 08/01/47 (a)	100,000	76,964
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	81,547
Essex Portfolio LP
3.38%, 04/15/26 (a)	50,000	48,184
1.70%, 03/01/28 (a)	75,000	65,547
4.00%, 03/01/29 (a)	150,000	140,887
3.00%, 01/15/30 (a)	100,000	88,042
1.65%, 01/15/31 (a)	150,000	118,023
2.65%, 03/15/32 (a)	150,000	122,606
2.65%, 09/01/50 (a)	100,000	56,606
Extra Space Storage LP
3.88%, 12/15/27 (a)	150,000	142,431
5.70%, 04/01/28 (a)	150,000	151,668
4.00%, 06/15/29 (a)	100,000	93,584
2.20%, 10/15/30 (a)	50,000	40,941
5.90%, 01/15/31 (a)	100,000	101,881
2.55%, 06/01/31 (a)	100,000	82,396
2.40%, 10/15/31 (a)	150,000	122,300
2.35%, 03/15/32 (a)	150,000	119,027
5.40%, 02/01/34 (a)	100,000	97,291
Federal Realty OP LP
1.25%, 02/15/26 (a)	100,000	93,045
3.25%, 07/15/27 (a)	100,000	93,956
3.50%, 06/01/30 (a)	100,000	90,191
4.50%, 12/01/44 (a)	100,000	81,873
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	95,212
3.10%, 02/15/30 (a)	150,000	130,362
2.00%, 03/15/31 (a)	100,000	78,642
Healthpeak OP LLC
4.00%, 06/01/25 (a)	75,000	73,735
3.25%, 07/15/26 (a)	200,000	191,028
2.13%, 12/01/28 (a)	75,000	65,894
3.50%, 07/15/29 (a)	150,000	137,869
3.00%, 01/15/30 (a)	100,000	88,284
2.88%, 01/15/31 (a)	150,000	128,784
5.25%, 12/15/32 (a)	150,000	147,079

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	91,536
3.05%, 02/15/30 (a)	100,000	84,256
2.60%, 02/01/31 (a)	100,000	79,751
7.65%, 02/01/34 (a)	75,000	80,663
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	105,000	103,101
3.38%, 12/15/29 (a)	150,000	133,384
3.50%, 09/15/30 (a)	225,000	198,583
5.70%, 07/01/34 (a)	100,000	98,048
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	176,064
5.45%, 08/15/30 (a)	100,000	99,682
2.00%, 08/15/31 (a)	100,000	78,626
4.15%, 04/15/32 (a)	100,000	91,119
5.50%, 08/15/33 (a)	100,000	98,844
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	94,452
4.25%, 08/15/29 (a)	120,000	108,302
3.05%, 02/15/30 (a)	150,000	126,318
2.50%, 11/15/32 (a)	150,000	111,902
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	100,000	94,459
1.90%, 03/01/28 (a)	100,000	88,743
2.70%, 10/01/30 (a)	100,000	85,845
2.25%, 12/01/31 (a)	100,000	79,696
3.20%, 04/01/32 (a)	100,000	85,359
4.60%, 02/01/33 (a)	100,000	93,464
6.40%, 03/01/34 (a)	100,000	105,534
4.25%, 04/01/45 (a)	150,000	119,363
4.13%, 12/01/46 (a)	100,000	75,830
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	96,306
Kite Realty Group Trust
4.75%, 09/15/30 (a)	100,000	95,078
LXP Industrial Trust
2.70%, 09/15/30 (a)	150,000	125,144
Mid-America Apartments LP
1.10%, 09/15/26 (a)	100,000	91,173
3.60%, 06/01/27 (a)	150,000	143,608
4.20%, 06/15/28 (a)	100,000	96,699
3.95%, 03/15/29 (a)	50,000	47,646
2.75%, 03/15/30 (a)	100,000	88,118
1.70%, 02/15/31 (a)	100,000	79,607
5.30%, 02/15/32 (a)	75,000	74,421
5.00%, 03/15/34 (a)	75,000	72,440
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	81,441
NNN REIT, Inc.
4.00%, 11/15/25 (a)	100,000	97,844
3.50%, 10/15/27 (a)	100,000	94,298
4.30%, 10/15/28 (a)	100,000	96,209
2.50%, 04/15/30 (a)	100,000	85,027
5.60%, 10/15/33 (a)	75,000	74,690
5.50%, 06/15/34 (a)	100,000	98,714
4.80%, 10/15/48 (a)	50,000	42,363
3.10%, 04/15/50 (a)	100,000	63,377
3.00%, 04/15/52 (a)	100,000	62,163
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	98,974
4.50%, 04/01/27 (a)	150,000	145,006
4.75%, 01/15/28 (a)	100,000	96,290
3.63%, 10/01/29 (a)	150,000	133,596
3.38%, 02/01/31 (a)	150,000	127,695
3.25%, 04/15/33 (a)	100,000	80,253
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	81,197
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	75,000	80,175
3.15%, 08/15/30 (a)	150,000	118,641
Prologis LP
3.25%, 06/30/26 (a)	130,000	124,963
2.13%, 04/15/27 (a)	150,000	138,199
4.88%, 06/15/28 (a)	150,000	148,924
3.88%, 09/15/28 (a)	150,000	143,172
4.38%, 02/01/29 (a)	50,000	48,650
2.88%, 11/15/29 (a)	50,000	44,795
2.25%, 04/15/30 (a)	200,000	170,726
1.75%, 07/01/30 (a)	75,000	61,561
1.25%, 10/15/30 (a)	100,000	79,288
1.63%, 03/15/31 (a)	100,000	79,477
2.25%, 01/15/32 (a)	100,000	81,214
4.63%, 01/15/33 (a)	150,000	143,187
4.75%, 06/15/33 (a)	150,000	144,058
5.13%, 01/15/34 (a)	150,000	147,705
5.00%, 03/15/34 (a)	100,000	97,556
3.05%, 03/01/50 (a)	50,000	32,728
3.00%, 04/15/50 (a)	150,000	97,736
2.13%, 10/15/50 (a)	150,000	80,510
5.25%, 06/15/53 (a)	150,000	141,739
5.25%, 03/15/54 (a)	100,000	93,838
Public Storage Operating Co.
0.88%, 02/15/26 (a)	125,000	116,214
1.50%, 11/09/26 (a)	150,000	137,499
3.09%, 09/15/27 (a)	50,000	46,965
1.85%, 05/01/28 (a)	150,000	132,792
1.95%, 11/09/28 (a)	100,000	87,692
5.13%, 01/15/29 (a)	100,000	100,523
3.39%, 05/01/29 (a)	150,000	139,551
2.30%, 05/01/31 (a)	100,000	83,402
2.25%, 11/09/31 (a)	100,000	81,886
5.10%, 08/01/33 (a)	100,000	98,686
5.35%, 08/01/53 (a)	100,000	96,602
Realty Income Corp.
5.05%, 01/13/26 (a)	100,000	99,377
0.75%, 03/15/26 (a)	100,000	92,070
4.88%, 06/01/26 (a)	100,000	99,088
4.13%, 10/15/26 (a)	100,000	97,441
3.00%, 01/15/27 (a)	180,000	170,089
3.95%, 08/15/27 (a)	150,000	144,546
3.40%, 01/15/28 (a)	100,000	94,042
2.10%, 03/15/28 (a)	100,000	89,182
2.20%, 06/15/28 (a)	100,000	88,786
4.70%, 12/15/28 (a)	150,000	146,416
4.75%, 02/15/29 (a)	100,000	97,908
4.00%, 07/15/29 (a)	100,000	94,217
3.10%, 12/15/29 (a)	100,000	89,517
3.40%, 01/15/30 (a)	50,000	45,294
4.85%, 03/15/30 (a)	100,000	97,813
3.25%, 01/15/31 (a)	200,000	176,690
3.20%, 02/15/31 (a)	150,000	131,046
2.70%, 02/15/32 (a)	75,000	62,237
5.63%, 10/13/32 (a)	150,000	151,641
2.85%, 12/15/32 (a)	75,000	61,692
1.80%, 03/15/33 (a)	100,000	74,875
4.90%, 07/15/33 (a)	100,000	95,414
5.13%, 02/15/34 (a)	150,000	145,284
4.65%, 03/15/47 (a)	100,000	86,515
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	143,959
3.70%, 06/15/30 (a)	100,000	91,407
5.25%, 01/15/34 (a)	75,000	73,040

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 02/01/47 (a)	100,000	81,591
4.65%, 03/15/49 (a)	75,000	62,650
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	75,000	77,132
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	150,000	119,687
Sabra Health Care LP
5.13%, 08/15/26 (a)	75,000	73,640
3.90%, 10/15/29 (a)	100,000	89,460
3.20%, 12/01/31 (a)	150,000	123,638
Safehold GL Holdings LLC
2.85%, 01/15/32 (a)	100,000	81,937
6.10%, 04/01/34 (a)	75,000	74,384
Simon Property Group LP
3.50%, 09/01/25 (a)	250,000	244,182
3.30%, 01/15/26 (a)	100,000	96,783
3.25%, 11/30/26 (a)	250,000	238,645
3.38%, 06/15/27 (a)	100,000	95,172
3.38%, 12/01/27 (a)	150,000	141,763
1.75%, 02/01/28 (a)	175,000	155,270
2.45%, 09/13/29 (a)	250,000	218,035
2.65%, 07/15/30 (a)	150,000	129,932
2.20%, 02/01/31 (a)	150,000	123,456
2.25%, 01/15/32 (a)	100,000	80,726
2.65%, 02/01/32 (a)	100,000	83,163
5.50%, 03/08/33 (a)	150,000	150,423
6.25%, 01/15/34 (a)	100,000	105,304
6.75%, 02/01/40 (a)	100,000	109,148
4.25%, 11/30/46 (a)	150,000	122,049
3.25%, 09/13/49 (a)	150,000	100,956
3.80%, 07/15/50 (a)	175,000	129,385
5.85%, 03/08/53 (a)	150,000	149,250
6.65%, 01/15/54 (a)	75,000	82,835
SITE Centers Corp.
4.70%, 06/01/27 (a)	100,000	99,082
Store Capital LLC
4.50%, 03/15/28 (a)	100,000	94,699
4.63%, 03/15/29 (a)	100,000	94,329
2.70%, 12/01/31 (a)	75,000	60,083
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	87,399
5.50%, 01/15/29 (a)	75,000	74,629
2.70%, 07/15/31 (a)	100,000	82,198
4.20%, 04/15/32 (a)	100,000	89,500
5.70%, 01/15/33 (a)	100,000	98,527
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	94,238
2.75%, 09/01/31 (a)	100,000	81,313
UDR, Inc.
3.50%, 01/15/28 (a)	100,000	93,839
3.20%, 01/15/30 (a)	150,000	134,373
3.00%, 08/15/31 (a)	100,000	85,717
2.10%, 08/01/32 (a)	150,000	116,055
1.90%, 03/15/33 (a)	150,000	113,006
Ventas Realty LP
4.13%, 01/15/26 (a)	100,000	97,653
3.25%, 10/15/26 (a)	100,000	94,540
3.85%, 04/01/27 (a)	150,000	143,853
4.00%, 03/01/28 (a)	100,000	95,155
4.40%, 01/15/29 (a)	150,000	143,634
4.75%, 11/15/30 (a)	100,000	95,496
5.63%, 07/01/34 (a)	100,000	98,667
5.70%, 09/30/43 (a)	100,000	95,604
4.38%, 02/01/45 (a)	100,000	79,674
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Welltower OP LLC
4.00%, 06/01/25 (a)	300,000	295,914
4.25%, 04/01/26 (a)	150,000	146,820
4.25%, 04/15/28 (a)	100,000	96,276
2.05%, 01/15/29 (a)	100,000	86,850
4.13%, 03/15/29 (a)	150,000	142,519
2.75%, 01/15/31 (a)	150,000	128,376
2.75%, 01/15/32 (a)	100,000	83,565
3.85%, 06/15/32 (a)	150,000	134,809
6.50%, 03/15/41 (a)	150,000	162,072
4.95%, 09/01/48 (a)	100,000	90,125
WP Carey, Inc.
4.25%, 10/01/26 (a)	150,000	145,810
2.40%, 02/01/31 (a)	100,000	83,074
2.25%, 04/01/33 (a)	100,000	76,394
		31,153,468
		381,942,919

Industrial 14.1%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	150,000	142,752
4.60%, 02/08/29 (a)	125,000	123,428
2.05%, 05/15/30 (a)	200,000	170,176
4.75%, 02/08/31 (a)	100,000	98,671
4.80%, 03/03/33 (a)	100,000	97,898
4.85%, 02/08/34 (a)	200,000	195,136
2.70%, 05/15/40 (a)	150,000	107,016
2.80%, 05/15/50 (a)	200,000	128,168
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	97,939
5.05%, 06/01/32 (a)	100,000	96,237
5.45%, 12/01/44 (a)	50,000	45,344
5.65%, 06/01/52 (a)	100,000	91,402
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	179,264
3.75%, 10/01/30 (a)	200,000	174,106
ArcelorMittal SA
4.55%, 03/11/26	75,000	73,623
6.55%, 11/29/27 (a)	200,000	206,730
4.25%, 07/16/29	100,000	95,448
6.80%, 11/29/32 (a)	150,000	159,876
7.00%, 10/15/39	100,000	108,338
6.75%, 03/01/41 (f)	100,000	103,572
Barrick Gold Corp.
6.45%, 10/15/35	150,000	160,198
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	99,814
5.75%, 05/01/43	150,000	150,909
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	150,000	151,651
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	150,000	149,032
6.42%, 03/01/26	150,000	152,725
5.25%, 09/08/26	150,000	150,267
4.75%, 02/28/28 (a)	200,000	198,038
5.10%, 09/08/28 (a)	150,000	150,339
5.25%, 09/08/30 (a)	150,000	151,005
4.90%, 02/28/33 (a)	150,000	146,461
5.25%, 09/08/33 (a)	250,000	248,825
4.13%, 02/24/42	95,000	80,507
5.00%, 09/30/43	450,000	420,178
5.50%, 09/08/53 (a)	150,000	148,315
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	140,370

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (a)	100,000	91,370
6.17%, 07/15/27 (a)	350,000	354,903
6.35%, 11/15/28 (a)	200,000	205,466
6.33%, 07/15/29 (a)	200,000	205,464
6.55%, 11/15/30 (a)	100,000	104,476
6.38%, 07/15/32 (a)	100,000	102,876
6.70%, 11/15/33 (a)	200,000	210,496
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	187,262
5.50%, 11/02/47 (a)	200,000	173,998
CF Industries, Inc.
5.15%, 03/15/34	100,000	95,735
4.95%, 06/01/43	100,000	88,219
5.38%, 03/15/44	150,000	138,648
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	98,934
7.38%, 11/01/29	174,000	191,174
2.10%, 11/15/30 (a)	150,000	125,918
6.30%, 03/15/33 (a)	100,000	105,976
5.15%, 02/15/34 (a)	150,000	147,282
4.25%, 10/01/34 (a)	50,000	45,840
9.40%, 05/15/39	100,000	132,657
5.25%, 11/15/41 (a)	100,000	93,817
4.38%, 11/15/42 (a)	250,000	209,162
4.63%, 10/01/44 (a)	100,000	85,834
5.55%, 11/30/48 (a)	150,000	143,760
4.80%, 05/15/49 (a)	150,000	128,499
3.60%, 11/15/50 (a)	150,000	105,881
6.90%, 05/15/53 (a)	150,000	168,618
5.60%, 02/15/54 (a)	100,000	96,714
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	300,000	296,250
4.73%, 11/15/28 (a)	400,000	397,660
5.32%, 11/15/38 (a)	250,000	252,035
5.42%, 11/15/48 (a)	400,000	403,752
Eastman Chemical Co.
4.50%, 12/01/28 (a)	150,000	145,761
5.75%, 03/08/33 (a)	100,000	100,831
5.63%, 02/20/34 (a)	100,000	99,542
4.80%, 09/01/42 (a)	100,000	87,124
4.65%, 10/15/44 (a)	100,000	84,216
Ecolab, Inc.
2.70%, 11/01/26 (a)	150,000	142,246
1.65%, 02/01/27 (a)	100,000	91,781
3.25%, 12/01/27 (a)	150,000	141,679
4.80%, 03/24/30 (a)	200,000	198,348
1.30%, 01/30/31 (a)	100,000	79,377
2.13%, 02/01/32 (a)	150,000	122,882
5.50%, 12/08/41	75,000	76,017
3.95%, 12/01/47 (a)	75,000	60,811
2.13%, 08/15/50 (a)	100,000	55,662
2.70%, 12/15/51 (a)	150,000	93,134
2.75%, 08/18/55 (a)	150,000	90,867
EIDP, Inc.
1.70%, 07/15/25 (a)	200,000	192,060
4.80%, 05/15/33 (a)	150,000	145,314
FMC Corp.
5.15%, 05/18/26 (a)	100,000	99,267
3.20%, 10/01/26 (a)	100,000	94,709
3.45%, 10/01/29 (a)	100,000	89,926
5.65%, 05/18/33 (a)	50,000	49,215
4.50%, 10/01/49 (a)	100,000	77,435
6.38%, 05/18/53 (a)	100,000	100,029
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	148,144
4.13%, 03/01/28 (a)	100,000	95,751
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 09/01/29 (a)	100,000	100,105
4.63%, 08/01/30 (a)	200,000	191,418
5.40%, 11/14/34 (a)	100,000	98,025
5.45%, 03/15/43 (a)	300,000	283,302
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	84,287
8.88%, 05/15/31	100,000	121,703
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	94,455
2.95%, 06/15/31 (a)	100,000	82,283
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	96,039
4.38%, 06/01/47 (a)	100,000	77,089
5.00%, 09/26/48 (a)	150,000	127,656
International Paper Co.
7.30%, 11/15/39	100,000	112,533
6.00%, 11/15/41 (a)	100,000	98,618
4.80%, 06/15/44 (a)	100,000	87,209
5.15%, 05/15/46 (a)	100,000	89,844
4.40%, 08/15/47 (a)	100,000	81,342
4.35%, 08/15/48 (a)	100,000	81,139
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	97,141
6.25%, 07/15/33 (a)	100,000	104,808
Linde, Inc.
4.70%, 12/05/25 (a)	150,000	149,148
3.20%, 01/30/26 (a)	150,000	145,234
1.10%, 08/10/30 (a)	100,000	80,184
2.00%, 08/10/50 (a)	150,000	80,943
LYB International Finance BV
5.25%, 07/15/43	150,000	137,505
4.88%, 03/15/44 (a)	150,000	131,009
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	143,427
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	84,201
5.63%, 05/15/33 (a)	75,000	76,131
5.50%, 03/01/34 (a)	150,000	148,341
3.38%, 10/01/40 (a)	150,000	110,681
4.20%, 10/15/49 (a)	200,000	153,460
4.20%, 05/01/50 (a)	250,000	192,040
3.63%, 04/01/51 (a)	175,000	121,475
3.80%, 10/01/60 (a)	100,000	67,973
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	100,000	81,193
Mosaic Co.
4.05%, 11/15/27 (a)	100,000	96,047
5.38%, 11/15/28 (a)	75,000	75,035
5.45%, 11/15/33 (a)	75,000	74,138
4.88%, 11/15/41 (a)	100,000	87,684
5.63%, 11/15/43 (a)	100,000	95,102
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	83,066
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	88,804
2.25%, 10/01/30 (a)	200,000	168,944
2.60%, 07/15/32 (a)	200,000	165,454
5.88%, 04/01/35	100,000	102,808
6.25%, 10/01/39	150,000	159,016
4.88%, 03/15/42 (a)	230,000	210,645
5.45%, 06/09/44 (a)	100,000	97,192
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26 (d)	50,000	49,908
3.25%, 05/13/30 (a)(d)	100,000	89,690
5.35%, 03/15/34 (a)(d)	200,000	198,870

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 11/15/41 (a)(d)	100,000	100,437
4.20%, 05/13/50 (a)(d)	75,000	60,639
Nucor Corp.
2.00%, 06/01/25 (a)	100,000	96,653
3.95%, 05/01/28 (a)	150,000	144,060
2.70%, 06/01/30 (a)	150,000	132,005
3.13%, 04/01/32 (a)	100,000	86,506
6.40%, 12/01/37	50,000	54,090
5.20%, 08/01/43 (a)	75,000	72,184
3.85%, 04/01/52 (a)	100,000	75,904
2.98%, 12/15/55 (a)	200,000	122,984
Nutrien Ltd.
5.95%, 11/07/25	150,000	150,877
4.00%, 12/15/26 (a)	100,000	96,790
4.90%, 03/27/28 (a)	150,000	148,345
4.20%, 04/01/29 (a)	100,000	95,853
2.95%, 05/13/30 (a)	150,000	132,488
5.88%, 12/01/36	50,000	51,197
5.63%, 12/01/40	100,000	97,215
6.13%, 01/15/41 (a)	45,000	46,134
4.90%, 06/01/43 (a)	100,000	89,074
5.25%, 01/15/45 (a)	50,000	46,274
5.00%, 04/01/49 (a)	100,000	88,615
3.95%, 05/13/50 (a)	150,000	113,075
5.80%, 03/27/53 (a)	150,000	149,217
Packaging Corp. of America
3.00%, 12/15/29 (a)	150,000	133,614
4.05%, 12/15/49 (a)	100,000	78,107
3.05%, 10/01/51 (a)	150,000	98,408
PPG Industries, Inc.
1.20%, 03/15/26 (a)	100,000	92,882
3.75%, 03/15/28 (a)	100,000	95,521
2.80%, 08/15/29 (a)	100,000	89,166
2.55%, 06/15/30 (a)	200,000	172,606
Rayonier LP
2.75%, 05/17/31 (a)	75,000	62,054
Reliance, Inc.
2.15%, 08/15/30 (a)	200,000	166,164
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	110,458
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	107,966
5.20%, 11/02/40	250,000	243,782
2.75%, 11/02/51 (a)	250,000	155,502
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	150,000	148,675
4.75%, 03/22/42 (a)	100,000	92,451
4.13%, 08/21/42 (a)	200,000	168,964
5.13%, 03/09/53 (a)	200,000	188,166
Rohm & Haas Co.
7.85%, 07/15/29	100,000	110,115
RPM International, Inc.
3.75%, 03/15/27 (a)	50,000	47,772
4.55%, 03/01/29 (a)	100,000	96,346
4.25%, 01/15/48 (a)	100,000	82,668
Sherwin-Williams Co.
4.25%, 08/08/25	100,000	98,618
3.45%, 06/01/27 (a)	250,000	238,130
2.95%, 08/15/29 (a)	200,000	179,270
2.30%, 05/15/30 (a)	100,000	85,238
2.20%, 03/15/32 (a)	150,000	121,172
4.00%, 12/15/42 (a)	100,000	80,364
4.50%, 06/01/47 (a)	200,000	169,800
3.80%, 08/15/49 (a)	100,000	75,356
3.30%, 05/15/50 (a)	100,000	68,763
2.90%, 03/15/52 (a)	100,000	62,646
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)(d)	200,000	196,792
5.78%, 04/03/54 (a)(d)	200,000	197,124
Southern Copper Corp.
7.50%, 07/27/35	150,000	173,733
6.75%, 04/16/40	200,000	219,070
5.25%, 11/08/42	250,000	232,955
5.88%, 04/23/45	250,000	248,480
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	100,000	96,841
5.00%, 12/15/26 (a)	100,000	99,176
1.65%, 10/15/27 (a)	75,000	66,702
3.45%, 04/15/30 (a)	100,000	90,864
3.25%, 10/15/50 (a)	75,000	49,104
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	87,193
6.00%, 01/15/29 (a)	200,000	198,322
5.00%, 01/15/30 (a)	200,000	188,246
3.75%, 01/15/31 (a)	250,000	215,967
3.13%, 01/15/32 (a)	200,000	161,752
Suzano International Finance BV
5.50%, 01/17/27	200,000	198,342
Teck Resources Ltd.
3.90%, 07/15/30 (a)	100,000	92,140
6.00%, 08/15/40 (a)	95,000	94,349
5.20%, 03/01/42 (a)	100,000	89,337
5.40%, 02/01/43 (a)	100,000	91,277
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	300,000	269,712
6.13%, 06/12/33 (a)	400,000	401,764
6.88%, 11/21/36	250,000	265,292
6.88%, 11/10/39	200,000	212,886
Westlake Corp.
3.60%, 08/15/26 (a)	100,000	96,049
3.38%, 06/15/30 (a)	100,000	89,697
5.00%, 08/15/46 (a)	100,000	88,780
4.38%, 11/15/47 (a)	100,000	80,916
3.13%, 08/15/51 (a)	125,000	79,238
3.38%, 08/15/61 (a)	100,000	60,670
WestRock MWV LLC
7.95%, 02/15/31	150,000	169,497
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	105,126
4.00%, 11/15/29 (a)	150,000	140,376
4.00%, 04/15/30 (a)	150,000	139,643
7.38%, 03/15/32	100,000	112,001
3.38%, 03/09/33 (a)	100,000	85,608
4.00%, 03/09/52 (a)	75,000	57,364
WRKCo, Inc.
4.65%, 03/15/26 (a)	250,000	246,317
4.00%, 03/15/28 (a)	150,000	143,419
3.90%, 06/01/28 (a)	100,000	94,915
4.90%, 03/15/29 (a)	100,000	98,893
3.00%, 06/15/33 (a)	150,000	125,028
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	50,000	41,593
		31,262,816
Capital Goods 1.3%
3M Co.
3.00%, 08/07/25	100,000	97,193
2.88%, 10/15/27 (a)	100,000	92,929
3.63%, 09/14/28 (a)	150,000	141,264
3.38%, 03/01/29 (a)	200,000	184,404
2.38%, 08/26/29 (a)	150,000	130,454
3.05%, 04/15/30 (a)	200,000	177,240

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 06/15/44	100,000	77,506
3.13%, 09/19/46 (a)	100,000	67,409
3.63%, 10/15/47 (a)	150,000	109,115
4.00%, 09/14/48 (a)(c)	150,000	119,544
3.25%, 08/26/49 (a)	200,000	136,614
3.70%, 04/15/50 (a)	100,000	72,986
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	194,022
4.38%, 05/08/42	100,000	89,281
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	82,255
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	74,953
5.80%, 03/21/34 (a)	125,000	125,019
Allegion PLC
3.50%, 10/01/29 (a)	100,000	91,667
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	100,000	99,118
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	144,462
4.50%, 05/15/28 (a)	100,000	96,732
5.63%, 05/26/33 (a)	75,000	75,767
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	100,000	85,099
2.69%, 05/25/31 (a)	150,000	125,312
Amphenol Corp.
5.05%, 04/05/27 (a)	75,000	74,851
5.05%, 04/05/29 (a)	75,000	74,840
4.35%, 06/01/29 (a)	100,000	96,697
2.80%, 02/15/30 (a)	150,000	132,918
2.20%, 09/15/31 (a)	200,000	163,686
5.25%, 04/05/34 (a)	100,000	99,795
AptarGroup, Inc.
3.60%, 03/15/32 (a)	100,000	87,007
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	86,503
2.25%, 02/15/32 (a)	100,000	80,945
5.75%, 03/15/33 (a)	100,000	102,113
Berry Global, Inc.
1.57%, 01/15/26 (a)	350,000	327,918
5.50%, 04/15/28 (a)	100,000	99,479
5.80%, 06/15/31 (a)(d)	100,000	99,586
5.65%, 01/15/34 (a)(d)	150,000	146,481
Boeing Co.
2.60%, 10/30/25 (a)	50,000	47,687
2.75%, 02/01/26 (a)	250,000	236,717
2.20%, 02/04/26 (a)	950,000	891,907
3.10%, 05/01/26 (a)	75,000	71,058
2.25%, 06/15/26 (a)	50,000	46,439
2.70%, 02/01/27 (a)	200,000	183,596
2.80%, 03/01/27 (a)	100,000	91,798
5.04%, 05/01/27 (a)	300,000	293,181
6.26%, 05/01/27 (a)(d)	200,000	201,264
3.25%, 02/01/28 (a)	250,000	227,860
3.45%, 11/01/28 (a)	50,000	45,030
3.20%, 03/01/29 (a)	150,000	132,047
6.30%, 05/01/29 (a)(d)	250,000	252,155
2.95%, 02/01/30 (a)	150,000	127,608
5.15%, 05/01/30 (a)	800,000	763,560
3.63%, 02/01/31 (a)	250,000	217,465
6.39%, 05/01/31 (a)(d)	250,000	252,992
6.13%, 02/15/33	75,000	74,839
3.60%, 05/01/34 (a)	100,000	79,513
6.53%, 05/01/34 (a)(d)	400,000	405,604
3.25%, 02/01/35 (a)	150,000	113,462
6.63%, 02/15/38	100,000	102,674
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 03/01/38 (a)	100,000	72,327
3.50%, 03/01/39 (a)	50,000	35,403
6.88%, 03/15/39	80,000	82,290
5.88%, 02/15/40	100,000	93,210
5.71%, 05/01/40 (a)	550,000	506,176
3.38%, 06/15/46 (a)	75,000	47,891
3.65%, 03/01/47 (a)	50,000	32,895
3.63%, 03/01/48 (a)	50,000	32,311
3.85%, 11/01/48 (a)	100,000	67,042
3.90%, 05/01/49 (a)	100,000	67,001
3.75%, 02/01/50 (a)	175,000	113,801
5.81%, 05/01/50 (a)	1,000,000	896,020
6.86%, 05/01/54 (a)(d)	475,000	482,044
3.83%, 03/01/59 (a)	50,000	32,074
3.95%, 08/01/59 (a)	150,000	94,658
5.93%, 05/01/60 (a)	600,000	530,154
7.01%, 05/01/64 (a)(d)	250,000	252,332
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	142,525
2.75%, 03/01/30 (a)	150,000	130,802
2.20%, 03/01/32 (a)	100,000	79,739
Carrier Global Corp.
5.80%, 11/30/25	200,000	200,976
2.49%, 02/15/27 (a)	56,000	52,145
2.72%, 02/15/30 (a)	400,000	351,260
2.70%, 02/15/31 (a)(d)	150,000	128,456
5.90%, 03/15/34 (a)	200,000	207,874
3.38%, 04/05/40 (a)	300,000	232,431
3.58%, 04/05/50 (a)(d)	325,000	237,029
6.20%, 03/15/54 (a)	175,000	188,004
Caterpillar Financial Services Corp.
5.15%, 08/11/25	150,000	149,934
3.65%, 08/12/25	150,000	147,168
0.80%, 11/13/25	200,000	188,056
5.05%, 02/27/26	150,000	149,770
0.90%, 03/02/26	100,000	93,013
4.35%, 05/15/26	200,000	197,274
2.40%, 08/09/26	162,000	153,014
1.15%, 09/14/26	100,000	91,592
1.70%, 01/08/27	100,000	92,036
3.60%, 08/12/27	150,000	143,899
1.10%, 09/14/27	250,000	221,670
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	89,320
2.60%, 04/09/30 (a)	200,000	176,332
1.90%, 03/12/31 (a)	200,000	167,568
5.30%, 09/15/35	100,000	104,072
6.05%, 08/15/36	100,000	108,913
5.20%, 05/27/41	150,000	146,655
3.80%, 08/15/42	250,000	204,042
4.30%, 05/15/44 (a)	100,000	88,001
3.25%, 09/19/49 (a)	100,000	71,068
3.25%, 04/09/50 (a)	250,000	178,995
4.75%, 05/15/64 (a)	100,000	89,613
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)	250,000	235,935
1.45%, 07/15/26 (a)	100,000	92,143
4.55%, 04/10/28 (a)	100,000	97,459
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	95,879
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	200,000	197,950
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	199,028
Deere & Co.
5.38%, 10/16/29	112,000	114,727
3.10%, 04/15/30 (a)	150,000	135,998

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 06/09/42 (a)	200,000	167,848
2.88%, 09/07/49 (a)	100,000	67,261
3.75%, 04/15/50 (a)	150,000	118,956
Dover Corp.
3.15%, 11/15/25 (a)	150,000	145,263
5.38%, 03/01/41 (a)	100,000	98,157
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	125,108
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	141,393
4.35%, 05/18/28 (a)	100,000	97,780
4.00%, 11/02/32	96,000	89,206
4.15%, 03/15/33 (a)	200,000	186,544
4.15%, 11/02/42	150,000	128,288
3.92%, 09/15/47 (a)	100,000	79,936
4.70%, 08/23/52 (a)	100,000	90,536
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	136,489
1.80%, 10/15/27 (a)	150,000	136,083
2.00%, 12/21/28 (a)	200,000	176,602
2.20%, 12/21/31 (a)	200,000	165,820
5.25%, 11/15/39	50,000	49,484
2.75%, 10/15/50 (a)	100,000	63,150
2.80%, 12/21/51 (a)	200,000	125,672
Flowserve Corp.
3.50%, 10/01/30 (a)	150,000	133,260
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	143,329
4.30%, 06/15/46 (a)	80,000	66,318
Fortune Brands Innovations, Inc.
4.00%, 06/15/25 (a)	100,000	98,244
3.25%, 09/15/29 (a)	100,000	90,119
4.00%, 03/25/32 (a)	100,000	90,246
5.88%, 06/01/33 (a)	100,000	100,810
4.50%, 03/25/52 (a)	100,000	79,165
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	238,532
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	100,000	97,250
4.42%, 11/15/35	200,000	183,998
General Dynamics Corp.
1.15%, 06/01/26 (a)	100,000	92,509
2.13%, 08/15/26 (a)	100,000	93,748
3.50%, 04/01/27 (a)	100,000	96,105
3.75%, 05/15/28 (a)	300,000	288,165
3.63%, 04/01/30 (a)	150,000	139,768
2.25%, 06/01/31 (a)	100,000	83,955
4.25%, 04/01/40 (a)	100,000	88,120
2.85%, 06/01/41 (a)	100,000	71,983
3.60%, 11/15/42 (a)	150,000	118,410
4.25%, 04/01/50 (a)	150,000	126,207
General Electric Co.
6.75%, 03/15/32	200,000	218,538
5.88%, 01/14/38	100,000	103,385
6.88%, 01/10/39	100,000	114,194
4.35%, 05/01/50 (a)	150,000	126,279
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	99,776
5.35%, 08/01/33 (a)	100,000	99,125
Hexcel Corp.
4.20%, 02/15/27 (a)	200,000	192,060
Honeywell International, Inc.
1.35%, 06/01/25 (a)	200,000	192,334
2.50%, 11/01/26 (a)	300,000	283,260
1.10%, 03/01/27 (a)	200,000	180,816
4.25%, 01/15/29 (a)	200,000	195,098
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 08/15/29 (a)	150,000	134,919
4.88%, 09/01/29 (a)	100,000	99,852
1.95%, 06/01/30 (a)	200,000	169,392
1.75%, 09/01/31 (a)	150,000	121,133
4.95%, 09/01/31 (a)	100,000	99,655
5.00%, 02/15/33 (a)	225,000	224,714
4.50%, 01/15/34 (a)	200,000	191,002
5.00%, 03/01/35 (a)	150,000	148,014
5.70%, 03/15/37	100,000	103,489
3.81%, 11/21/47 (a)	150,000	117,510
2.80%, 06/01/50 (a)	150,000	99,768
5.25%, 03/01/54 (a)	300,000	291,006
5.35%, 03/01/64 (a)	150,000	145,884
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	101,235
6.75%, 01/15/28	100,000	104,378
3.00%, 01/15/29 (a)	100,000	90,429
5.95%, 02/01/37	100,000	102,577
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	94,462
2.30%, 03/15/31 (a)	100,000	82,882
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	93,687
2.04%, 08/16/28 (a)	100,000	87,383
4.20%, 05/01/30 (a)	100,000	93,456
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	174,866
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	189,320
3.90%, 09/01/42 (a)	300,000	249,612
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	150,000	149,997
5.40%, 08/14/28 (a)	75,000	75,628
5.18%, 06/15/29 (a)	150,000	149,811
5.31%, 06/15/31 (a)	75,000	75,103
5.70%, 08/14/33 (a)	200,000	204,004
5.45%, 06/15/34 (a)	150,000	150,385
5.70%, 06/15/54 (a)	100,000	101,245
John Deere Capital Corp.
3.40%, 06/06/25	250,000	246,015
4.05%, 09/08/25	200,000	197,194
4.80%, 01/09/26	200,000	199,028
0.70%, 01/15/26	100,000	93,277
4.75%, 06/08/26	150,000	149,104
2.65%, 06/10/26	200,000	190,808
1.05%, 06/17/26	100,000	92,241
1.30%, 10/13/26	100,000	91,638
4.50%, 01/08/27	100,000	98,921
1.70%, 01/11/27	200,000	184,008
1.75%, 03/09/27	200,000	183,346
4.15%, 09/15/27	200,000	195,290
3.05%, 01/06/28	50,000	47,179
4.75%, 01/20/28	200,000	198,782
4.90%, 03/03/28	100,000	99,987
1.50%, 03/06/28	150,000	132,279
4.95%, 07/14/28	250,000	249,800
4.50%, 01/16/29	150,000	147,144
3.45%, 03/07/29	100,000	93,901
2.80%, 07/18/29	150,000	135,515
4.85%, 10/11/29	200,000	199,454
2.45%, 01/09/30	100,000	87,989
4.70%, 06/10/30	200,000	197,306
1.45%, 01/15/31	200,000	161,500
4.90%, 03/07/31	150,000	148,831
2.00%, 06/17/31	100,000	82,363
3.90%, 06/07/32	100,000	92,488
4.35%, 09/15/32	150,000	143,259

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 09/08/33	175,000	175,511
5.10%, 04/11/34	200,000	199,028
Johnson Controls International PLC
6.00%, 01/15/36	50,000	52,182
4.63%, 07/02/44 (a)	95,000	82,094
5.13%, 09/14/45 (a)	41,000	37,515
4.50%, 02/15/47 (a)	100,000	84,252
4.95%, 07/02/64 (a)(g)	100,000	86,613
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	75,000	75,758
1.75%, 09/15/30 (a)	150,000	122,883
2.00%, 09/16/31 (a)	100,000	80,255
4.90%, 12/01/32 (a)	100,000	97,505
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	97,138
L3Harris Technologies, Inc.
5.40%, 01/15/27	225,000	225,720
4.40%, 06/15/28 (a)	300,000	290,468
5.05%, 06/01/29 (a)	150,000	148,647
2.90%, 12/15/29 (a)	50,000	44,353
1.80%, 01/15/31 (a)	200,000	160,978
5.25%, 06/01/31 (a)	150,000	148,552
5.40%, 07/31/33 (a)	275,000	272,882
5.35%, 06/01/34 (a)	150,000	148,174
6.15%, 12/15/40	95,000	99,460
5.05%, 04/27/45 (a)	100,000	92,560
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	100,000	90,928
4.40%, 03/15/29 (a)	100,000	90,312
3.50%, 11/15/51 (a)	100,000	64,753
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	95,120
1.70%, 08/01/27 (a)	75,000	67,115
Lockheed Martin Corp.
4.95%, 10/15/25 (a)	100,000	99,742
3.55%, 01/15/26 (a)	175,000	170,751
5.10%, 11/15/27 (a)	150,000	150,861
4.45%, 05/15/28 (a)	100,000	98,314
4.50%, 02/15/29 (a)	100,000	98,204
1.85%, 06/15/30 (a)	100,000	83,454
3.90%, 06/15/32 (a)	150,000	139,114
5.25%, 01/15/33 (a)	150,000	152,047
4.75%, 02/15/34 (a)	150,000	145,375
4.80%, 08/15/34 (a)	100,000	97,275
3.60%, 03/01/35 (a)	100,000	87,350
4.50%, 05/15/36 (a)	50,000	46,580
6.15%, 09/01/36	100,000	107,709
5.72%, 06/01/40	100,000	103,056
4.07%, 12/15/42	200,000	168,592
3.80%, 03/01/45 (a)	150,000	119,105
4.70%, 05/15/46 (a)	250,000	226,420
2.80%, 06/15/50 (a)	150,000	95,792
4.09%, 09/15/52 (a)	288,000	230,985
4.15%, 06/15/53 (a)	150,000	121,284
5.70%, 11/15/54 (a)	150,000	154,161
5.20%, 02/15/55 (a)	150,000	143,706
4.30%, 06/15/62 (a)	125,000	101,303
5.90%, 11/15/63 (a)	150,000	158,364
5.20%, 02/15/64 (a)	100,000	94,407
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	50,000	47,630
3.50%, 12/15/27 (a)	50,000	47,284
2.50%, 03/15/30 (a)	100,000	86,343
2.40%, 07/15/31 (a)	200,000	165,414
4.25%, 12/15/47 (a)	100,000	81,588
3.20%, 07/15/51 (a)	150,000	101,403
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Masco Corp.
1.50%, 02/15/28 (a)	100,000	87,196
2.00%, 10/01/30 (a)	100,000	81,411
2.00%, 02/15/31 (a)	125,000	101,694
4.50%, 05/15/47 (a)	100,000	82,650
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	146,258
Nordson Corp.
5.80%, 09/15/33 (a)	100,000	102,423
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	100,000	95,424
3.25%, 01/15/28 (a)	300,000	282,072
4.60%, 02/01/29 (a)	150,000	146,913
4.40%, 05/01/30 (a)	150,000	144,367
4.70%, 03/15/33 (a)	150,000	144,337
4.90%, 06/01/34 (a)	150,000	144,856
5.15%, 05/01/40 (a)	100,000	95,833
5.05%, 11/15/40	100,000	94,369
4.75%, 06/01/43	150,000	134,316
4.03%, 10/15/47 (a)	400,000	317,704
5.25%, 05/01/50 (a)	200,000	190,404
4.95%, 03/15/53 (a)	150,000	135,677
5.20%, 06/01/54 (a)	200,000	187,576
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	145,666
5.65%, 05/15/33 (a)	100,000	99,727
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	88,217
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	100,000	92,832
5.25%, 08/16/28 (a)	100,000	100,466
2.57%, 02/15/30 (a)	250,000	217,800
3.11%, 02/15/40 (a)	175,000	130,386
3.36%, 02/15/50 (a)	125,000	87,705
Owens Corning
3.95%, 08/15/29 (a)	100,000	94,036
3.88%, 06/01/30 (a)	100,000	93,027
7.00%, 12/01/36	25,000	27,766
4.30%, 07/15/47 (a)	100,000	81,577
4.40%, 01/30/48 (a)	100,000	81,285
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	95,344
4.25%, 09/15/27 (a)	200,000	194,490
3.25%, 06/14/29 (a)	150,000	137,292
4.50%, 09/15/29 (a)	200,000	194,334
4.20%, 11/21/34 (a)	150,000	137,431
6.25%, 05/15/38	50,000	53,134
4.45%, 11/21/44 (a)	100,000	85,760
4.10%, 03/01/47 (a)	100,000	79,939
4.00%, 06/14/49 (a)	100,000	78,547
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	72,351
5.90%, 07/15/32 (a)	50,000	51,110
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	98,006
3.90%, 01/15/43 (a)	100,000	83,068
4.38%, 06/15/45 (a)	100,000	87,753
Regal Rexnord Corp.
6.05%, 02/15/26	200,000	200,582
6.05%, 04/15/28 (a)	200,000	202,976
6.30%, 02/15/30 (a)	200,000	205,118
6.40%, 04/15/33 (a)	200,000	205,948
Republic Services, Inc.
0.88%, 11/15/25 (a)	100,000	93,790
2.90%, 07/01/26 (a)	200,000	191,644
3.38%, 11/15/27 (a)	150,000	142,104

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 05/15/28 (a)	100,000	95,940
4.88%, 04/01/29 (a)	100,000	98,882
2.30%, 03/01/30 (a)	200,000	172,086
1.45%, 02/15/31 (a)	250,000	197,762
5.00%, 12/15/33 (a)	100,000	97,561
5.00%, 04/01/34 (a)	150,000	146,425
6.20%, 03/01/40	100,000	106,874
3.05%, 03/01/50 (a)	100,000	66,944
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	94,130
1.75%, 08/15/31 (a)	100,000	79,914
4.20%, 03/01/49 (a)	100,000	83,116
2.80%, 08/15/61 (a)	100,000	56,998
RTX Corp.
3.95%, 08/16/25 (a)	250,000	245,635
5.00%, 02/27/26 (a)	100,000	99,585
2.65%, 11/01/26 (a)	150,000	141,309
5.75%, 11/08/26 (a)	225,000	227,304
3.50%, 03/15/27 (a)	200,000	191,500
3.13%, 05/04/27 (a)	200,000	189,278
4.13%, 11/16/28 (a)	500,000	479,410
5.75%, 01/15/29 (a)	200,000	205,078
7.50%, 09/15/29	100,000	110,617
2.25%, 07/01/30 (a)	150,000	127,148
6.00%, 03/15/31 (a)	175,000	181,788
1.90%, 09/01/31 (a)	200,000	159,224
2.38%, 03/15/32 (a)	200,000	162,750
5.15%, 02/27/33 (a)	200,000	196,858
6.10%, 03/15/34 (a)	275,000	287,999
5.40%, 05/01/35	75,000	74,586
6.05%, 06/01/36	100,000	103,921
6.13%, 07/15/38	100,000	104,494
4.45%, 11/16/38 (a)	100,000	88,216
5.70%, 04/15/40	100,000	100,396
4.88%, 10/15/40 (d)	50,000	45,724
4.70%, 12/15/41	100,000	88,910
4.50%, 06/01/42	600,000	521,574
4.80%, 12/15/43 (a)	50,000	44,608
4.15%, 05/15/45 (a)	100,000	80,835
3.75%, 11/01/46 (a)	225,000	169,135
4.35%, 04/15/47 (a)	150,000	123,849
4.05%, 05/04/47 (a)	100,000	78,800
4.63%, 11/16/48 (a)	300,000	258,339
3.13%, 07/01/50 (a)	200,000	131,714
2.82%, 09/01/51 (a)	200,000	122,136
3.03%, 03/15/52 (a)	200,000	127,446
5.38%, 02/27/53 (a)	200,000	190,252
6.40%, 03/15/54 (a)	300,000	327,477
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	81,860
3.10%, 05/01/50 (a)	100,000	68,535
Sonoco Products Co.
3.13%, 05/01/30 (a)	100,000	88,491
2.85%, 02/01/32 (a)	100,000	83,602
5.75%, 11/01/40 (a)	150,000	148,420
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	144,924
6.00%, 03/06/28 (a)	100,000	102,949
4.25%, 11/15/28 (a)	150,000	144,339
2.30%, 03/15/30 (a)	200,000	168,978
5.20%, 09/01/40	100,000	94,038
4.85%, 11/15/48 (a)	75,000	64,114
2.75%, 11/15/50 (a)	100,000	57,201
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	400,000	357,044
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	97,487
3.38%, 03/01/28 (a)	100,000	93,260
3.00%, 06/01/30 (a)	100,000	87,551
2.45%, 03/15/31 (a)	250,000	208,675
Timken Co.
4.50%, 12/15/28 (a)	100,000	96,936
4.13%, 04/01/32 (a)	100,000	90,042
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (a)	50,000	48,421
3.80%, 03/21/29 (a)	100,000	94,740
5.25%, 03/03/33 (a)	100,000	100,282
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	95,124
5.75%, 06/15/43	100,000	101,545
4.30%, 02/21/48 (a)	150,000	123,873
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	88,745
5.25%, 10/01/54 (a)	75,000	65,630
Veralto Corp.
5.50%, 09/18/26 (a)(d)	100,000	99,798
5.35%, 09/18/28 (a)(d)	100,000	100,231
5.45%, 09/18/33 (a)(d)	175,000	173,668
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	185,970
2.95%, 04/01/31 (a)	100,000	82,485
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	145,410
3.50%, 06/01/30 (a)	50,000	45,421
4.50%, 06/15/47 (a)	150,000	126,663
4.70%, 03/01/48 (a)	100,000	86,903
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	96,725
3.50%, 05/01/29 (a)	100,000	93,098
2.60%, 02/01/30 (a)	150,000	131,645
3.20%, 06/01/32 (a)	100,000	86,492
4.20%, 01/15/33 (a)	50,000	46,303
5.00%, 03/01/34 (a)	150,000	146,079
3.05%, 04/01/50 (a)	100,000	65,971
2.95%, 01/15/52 (a)	200,000	127,864
Waste Management, Inc.
0.75%, 11/15/25 (a)	100,000	93,753
3.15%, 11/15/27 (a)	200,000	188,500
1.15%, 03/15/28 (a)	100,000	86,985
4.88%, 02/15/29 (a)	150,000	149,452
4.63%, 02/15/30 (a)	150,000	147,025
1.50%, 03/15/31 (a)	150,000	119,861
4.15%, 04/15/32 (a)	200,000	188,132
4.88%, 02/15/34 (a)	250,000	244,035
2.95%, 06/01/41 (a)	75,000	54,370
4.10%, 03/01/45 (a)	112,000	94,177
4.15%, 07/15/49 (a)	100,000	82,232
2.50%, 11/15/50 (a)	150,000	89,457
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	100,000	97,509
3.45%, 11/15/26 (a)	100,000	95,369
4.70%, 09/15/28 (a)(f)	250,000	244,607
5.61%, 03/11/34 (a)	75,000	75,319
WW Grainger, Inc.
4.60%, 06/15/45 (a)	100,000	89,598
4.20%, 05/15/47 (a)	200,000	166,902
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	95,360
1.95%, 01/30/28 (a)	100,000	89,642
2.25%, 01/30/31 (a)	150,000	124,830
		62,241,975

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Communications 2.0%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	185,846
2.88%, 05/07/30 (a)	200,000	175,620
4.70%, 07/21/32 (a)	200,000	192,132
6.38%, 03/01/35	200,000	214,340
6.13%, 03/30/40	430,000	446,800
4.38%, 07/16/42	200,000	170,816
4.38%, 04/22/49 (a)	200,000	168,530
American Tower Corp.
4.00%, 06/01/25 (a)	150,000	147,635
1.30%, 09/15/25 (a)	75,000	71,062
4.40%, 02/15/26 (a)	100,000	98,200
1.60%, 04/15/26 (a)	150,000	139,748
1.45%, 09/15/26 (a)	50,000	45,733
3.38%, 10/15/26 (a)	150,000	143,202
2.75%, 01/15/27 (a)	150,000	140,741
3.13%, 01/15/27 (a)	130,000	122,988
3.65%, 03/15/27 (a)	150,000	143,526
3.55%, 07/15/27 (a)	100,000	94,753
3.60%, 01/15/28 (a)	100,000	94,030
1.50%, 01/31/28 (a)	100,000	87,183
5.50%, 03/15/28 (a)	100,000	100,473
5.25%, 07/15/28 (a)	100,000	99,686
5.80%, 11/15/28 (a)	150,000	152,589
5.20%, 02/15/29 (a)	75,000	74,489
3.95%, 03/15/29 (a)	100,000	93,848
3.80%, 08/15/29 (a)	250,000	231,492
2.90%, 01/15/30 (a)	150,000	131,585
2.10%, 06/15/30 (a)	100,000	83,181
1.88%, 10/15/30 (a)	150,000	121,196
2.70%, 04/15/31 (a)	100,000	84,193
2.30%, 09/15/31 (a)	200,000	162,188
4.05%, 03/15/32 (a)	150,000	136,185
5.65%, 03/15/33 (a)	150,000	150,479
5.55%, 07/15/33 (a)	200,000	199,042
5.90%, 11/15/33 (a)	150,000	153,375
5.45%, 02/15/34 (a)	75,000	74,138
3.70%, 10/15/49 (a)	100,000	72,360
3.10%, 06/15/50 (a)	200,000	128,548
2.95%, 01/15/51 (a)	150,000	93,309
AT&T, Inc.
3.88%, 01/15/26 (a)	50,000	48,843
5.54%, 02/20/26 (a)	200,000	200,066
1.70%, 03/25/26 (a)	550,000	514,959
2.95%, 07/15/26 (a)	100,000	95,268
3.80%, 02/15/27 (a)	150,000	144,660
4.25%, 03/01/27 (a)	200,000	195,364
2.30%, 06/01/27 (a)	500,000	459,695
1.65%, 02/01/28 (a)	400,000	353,540
4.10%, 02/15/28 (a)	327,000	314,950
4.35%, 03/01/29 (a)	500,000	482,470
4.30%, 02/15/30 (a)	547,000	521,526
2.75%, 06/01/31 (a)	550,000	467,676
2.25%, 02/01/32 (a)	450,000	362,988
2.55%, 12/01/33 (a)	707,000	557,950
5.40%, 02/15/34 (a)	500,000	496,100
4.50%, 05/15/35 (a)	400,000	366,156
5.25%, 03/01/37 (a)	250,000	242,262
4.90%, 08/15/37 (a)	150,000	139,163
6.30%, 01/15/38	100,000	105,346
4.85%, 03/01/39 (a)	200,000	182,718
6.00%, 08/15/40 (a)	50,000	51,084
5.35%, 09/01/40	150,000	143,417
6.38%, 03/01/41	100,000	105,625
3.50%, 06/01/41 (a)	450,000	343,885
5.55%, 08/15/41	150,000	146,705
5.15%, 03/15/42	50,000	46,240
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 12/15/42 (a)	200,000	167,108
3.10%, 02/01/43 (a)	100,000	73,525
4.65%, 06/01/44 (a)	100,000	85,382
4.35%, 06/15/45 (a)	200,000	166,514
4.75%, 05/15/46 (a)	300,000	262,002
5.15%, 11/15/46 (a)	150,000	138,372
5.65%, 02/15/47 (a)	150,000	150,393
5.45%, 03/01/47 (a)	150,000	144,605
4.50%, 03/09/48 (a)	250,000	206,725
4.55%, 03/09/49 (a)	200,000	166,048
5.15%, 02/15/50 (a)	150,000	134,274
3.65%, 06/01/51 (a)	500,000	353,280
3.30%, 02/01/52 (a)	150,000	100,131
3.50%, 09/15/53 (a)	1,235,000	836,120
3.55%, 09/15/55 (a)	1,373,000	923,466
3.80%, 12/01/57 (a)	1,011,000	704,404
3.65%, 09/15/59 (a)	1,124,000	751,135
3.85%, 06/01/60 (a)	275,000	192,239
3.50%, 02/01/61 (a)	100,000	65,903
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	100,000	79,605
5.10%, 05/11/33 (a)	100,000	97,445
5.20%, 02/15/34 (a)	150,000	146,252
4.46%, 04/01/48 (a)	200,000	166,852
4.30%, 07/29/49 (a)	100,000	81,248
3.65%, 03/17/51 (a)	100,000	72,208
3.20%, 02/15/52 (a)	125,000	82,076
3.65%, 08/15/52 (a)	150,000	107,934
5.55%, 02/15/54 (a)	150,000	144,722
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	248,312
9.63%, 12/15/30 (f)	450,000	547,236
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	285,000	282,426
6.15%, 11/10/26 (a)	200,000	201,650
3.75%, 02/15/28 (a)	200,000	185,398
4.20%, 03/15/28 (a)	200,000	188,142
2.25%, 01/15/29 (a)	200,000	170,146
5.05%, 03/30/29 (a)	200,000	191,770
6.10%, 06/01/29 (a)	250,000	250,265
2.80%, 04/01/31 (a)	300,000	244,941
2.30%, 02/01/32 (a)	200,000	153,404
4.40%, 04/01/33 (a)	150,000	131,772
6.65%, 02/01/34 (a)	150,000	151,823
6.55%, 06/01/34 (a)	250,000	250,455
6.38%, 10/23/35 (a)	330,000	322,176
5.38%, 04/01/38 (a)	150,000	129,704
3.50%, 06/01/41 (a)	300,000	201,447
3.50%, 03/01/42 (a)	200,000	133,040
6.48%, 10/23/45 (a)	625,000	576,669
5.38%, 05/01/47 (a)	450,000	361,386
5.75%, 04/01/48 (a)	475,000	399,271
5.13%, 07/01/49 (a)	200,000	153,850
4.80%, 03/01/50 (a)	500,000	368,785
3.70%, 04/01/51 (a)	375,000	229,684
3.90%, 06/01/52 (a)	400,000	251,536
5.25%, 04/01/53 (a)	250,000	196,862
6.83%, 10/23/55 (a)	100,000	95,095
3.85%, 04/01/61 (a)	300,000	176,733
4.40%, 12/01/61 (a)	250,000	162,833
3.95%, 06/30/62 (a)	250,000	148,935
5.50%, 04/01/63 (a)	200,000	156,680
Comcast Corp.
3.38%, 08/15/25 (a)	250,000	244,465
3.95%, 10/15/25 (a)	500,000	491,015
5.25%, 11/07/25	150,000	150,000
3.15%, 03/01/26 (a)	400,000	386,668

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.35%, 01/15/27 (a)	200,000	186,632
3.30%, 02/01/27 (a)	250,000	239,407
3.30%, 04/01/27 (a)	200,000	190,852
5.35%, 11/15/27 (a)	150,000	151,560
3.15%, 02/15/28 (a)	350,000	327,586
3.55%, 05/01/28 (a)	200,000	189,380
4.15%, 10/15/28 (a)	650,000	627,685
4.55%, 01/15/29 (a)	200,000	196,166
5.10%, 06/01/29 (a)	150,000	150,197
2.65%, 02/01/30 (a)	300,000	263,619
3.40%, 04/01/30 (a)	250,000	228,267
4.25%, 10/15/30 (a)	300,000	285,591
1.95%, 01/15/31 (a)	200,000	164,192
1.50%, 02/15/31 (a)	300,000	239,022
5.50%, 11/15/32 (a)	200,000	204,004
4.25%, 01/15/33	250,000	232,492
4.65%, 02/15/33 (a)	200,000	192,134
7.05%, 03/15/33	150,000	167,184
4.80%, 05/15/33 (a)	200,000	193,550
5.30%, 06/01/34 (a)	200,000	199,720
4.20%, 08/15/34 (a)	250,000	228,090
5.65%, 06/15/35	100,000	102,008
4.40%, 08/15/35 (a)	100,000	92,009
6.50%, 11/15/35	145,000	157,567
3.20%, 07/15/36 (a)	175,000	140,634
6.45%, 03/15/37	100,000	107,902
6.95%, 08/15/37	100,000	112,057
3.90%, 03/01/38 (a)	250,000	211,332
4.60%, 10/15/38 (a)	200,000	182,086
6.55%, 07/01/39	50,000	54,656
3.25%, 11/01/39 (a)	200,000	152,916
3.75%, 04/01/40 (a)	275,000	223,360
4.65%, 07/15/42	100,000	89,274
4.75%, 03/01/44	50,000	45,410
4.60%, 08/15/45 (a)	100,000	86,897
3.40%, 07/15/46 (a)	200,000	144,334
4.00%, 08/15/47 (a)	100,000	78,587
3.97%, 11/01/47 (a)	300,000	233,997
4.00%, 03/01/48 (a)	200,000	157,376
4.70%, 10/15/48 (a)	375,000	331,860
4.00%, 11/01/49 (a)	300,000	232,983
3.45%, 02/01/50 (a)	300,000	211,878
2.80%, 01/15/51 (a)	250,000	153,275
2.89%, 11/01/51 (a)	844,000	525,415
2.45%, 08/15/52 (a)	300,000	168,153
4.05%, 11/01/52 (a)	202,000	156,794
5.35%, 05/15/53 (a)	275,000	262,339
5.65%, 06/01/54 (a)	250,000	247,937
2.94%, 11/01/56 (a)	1,076,000	647,128
4.95%, 10/15/58 (a)	225,000	200,428
2.65%, 08/15/62 (a)	200,000	108,586
2.99%, 11/01/63 (a)	689,000	402,658
5.50%, 05/15/64 (a)	250,000	239,297
Crown Castle, Inc.
4.45%, 02/15/26 (a)	195,000	191,566
3.70%, 06/15/26 (a)	100,000	96,510
1.05%, 07/15/26 (a)	150,000	136,808
2.90%, 03/15/27 (a)	200,000	187,042
3.65%, 09/01/27 (a)	200,000	189,766
5.00%, 01/11/28 (a)	200,000	196,946
3.80%, 02/15/28 (a)	150,000	141,689
4.80%, 09/01/28 (a)	200,000	195,336
4.30%, 02/15/29 (a)	100,000	95,214
3.10%, 11/15/29 (a)	100,000	88,950
3.30%, 07/01/30 (a)	150,000	132,792
2.25%, 01/15/31 (a)	200,000	164,024
2.10%, 04/01/31 (a)	200,000	161,128
2.50%, 07/15/31 (a)	150,000	123,423
5.10%, 05/01/33 (a)	150,000	144,185
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 03/01/34 (a)	200,000	201,632
2.90%, 04/01/41 (a)	250,000	173,088
4.75%, 05/15/47 (a)	100,000	84,920
5.20%, 02/15/49 (a)	50,000	45,422
4.15%, 07/01/50 (a)	50,000	38,916
3.25%, 01/15/51 (a)	200,000	132,284
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	600,000	700,032
9.25%, 06/01/32	150,000	186,290
Discovery Communications LLC
3.95%, 06/15/25 (a)	100,000	98,056
4.90%, 03/11/26 (a)	100,000	98,716
3.95%, 03/20/28 (a)	250,000	234,405
4.13%, 05/15/29 (a)	150,000	138,470
3.63%, 05/15/30 (a)	150,000	132,039
5.00%, 09/20/37 (a)	150,000	130,322
6.35%, 06/01/40	150,000	145,466
4.88%, 04/01/43	50,000	40,184
5.20%, 09/20/47 (a)	210,000	170,279
5.30%, 05/15/49 (a)	150,000	122,015
4.65%, 05/15/50 (a)	150,000	111,386
4.00%, 09/15/55 (a)	257,000	163,375
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	80,968
2.95%, 02/15/51 (a)	125,000	80,265
Fox Corp.
4.71%, 01/25/29 (a)	400,000	391,348
3.50%, 04/08/30 (a)	100,000	90,493
6.50%, 10/13/33 (a)	200,000	209,156
5.48%, 01/25/39 (a)	200,000	189,212
5.58%, 01/25/49 (a)	250,000	228,720
Grupo Televisa SAB
6.63%, 01/15/40	200,000	199,190
5.00%, 05/13/45 (a)	100,000	82,959
6.13%, 01/31/46 (a)	200,000	193,280
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	97,446
4.75%, 03/30/30 (a)	100,000	97,111
2.40%, 03/01/31 (a)	100,000	83,336
3.38%, 03/01/41 (a)	100,000	73,013
5.40%, 10/01/48 (a)	100,000	92,797
Koninklijke KPN NV
8.38%, 10/01/30	100,000	114,919
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	450,000	431,617
4.60%, 05/15/28 (a)	250,000	248,250
4.80%, 05/15/30 (a)	200,000	199,280
3.85%, 08/15/32 (a)	500,000	462,025
4.95%, 05/15/33 (a)	300,000	299,787
4.45%, 08/15/52 (a)	500,000	427,250
5.60%, 05/15/53 (a)	400,000	405,756
4.65%, 08/15/62 (a)	250,000	214,277
5.75%, 05/15/63 (a)	300,000	306,870
NBCUniversal Media LLC
6.40%, 04/30/40	75,000	81,095
5.95%, 04/01/41	100,000	103,409
4.45%, 01/15/43	130,000	112,017
Netflix, Inc.
4.38%, 11/15/26	175,000	171,759
4.88%, 04/15/28	275,000	272,646
5.88%, 11/15/28	325,000	334,347
6.38%, 05/15/29	125,000	131,290
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	85,561
4.20%, 06/01/30 (a)	100,000	94,763
2.60%, 08/01/31 (a)	150,000	125,945

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	250,000	242,467
Orange SA
9.00%, 03/01/31	400,000	479,032
5.38%, 01/13/42	150,000	144,612
5.50%, 02/06/44 (a)	150,000	146,775
Paramount Global
2.90%, 01/15/27 (a)	150,000	138,042
3.38%, 02/15/28 (a)	250,000	224,872
3.70%, 06/01/28 (a)	100,000	90,325
4.20%, 06/01/29 (a)	100,000	89,987
7.88%, 07/30/30	50,000	52,171
4.95%, 01/15/31 (a)	300,000	268,866
4.20%, 05/19/32 (a)	150,000	124,934
6.88%, 04/30/36	150,000	143,334
5.90%, 10/15/40 (a)	50,000	41,407
4.38%, 03/15/43	250,000	171,295
5.85%, 09/01/43 (a)	250,000	203,885
5.25%, 04/01/44 (a)	100,000	74,958
4.90%, 08/15/44 (a)	95,000	68,343
4.60%, 01/15/45 (a)	130,000	90,319
4.95%, 05/19/50 (a)	200,000	144,298
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	150,000	145,587
2.90%, 11/15/26 (a)	150,000	141,194
3.20%, 03/15/27 (a)	250,000	236,595
5.00%, 02/15/29 (a)	200,000	197,044
3.80%, 03/15/32 (a)	300,000	266,295
5.30%, 02/15/34 (a)	200,000	195,042
7.50%, 08/15/38	50,000	57,498
4.50%, 03/15/42 (a)	150,000	126,942
4.50%, 03/15/43 (a)	100,000	84,032
5.45%, 10/01/43 (a)	100,000	94,558
5.00%, 03/15/44 (a)	180,000	161,390
4.30%, 02/15/48 (a)	100,000	79,032
4.35%, 05/01/49 (a)	250,000	198,452
3.70%, 11/15/49 (a)	150,000	106,131
4.55%, 03/15/52 (a)	350,000	285,488
Sprint Capital Corp.
6.88%, 11/15/28	500,000	528,725
8.75%, 03/15/32	300,000	359,190
Sprint LLC
7.63%, 03/01/26 (a)	250,000	256,995
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	150,000	143,822
4.95%, 03/28/28 (a)	150,000	148,359
4.00%, 04/14/32 (a)	150,000	136,677
TCI Communications, Inc.
7.13%, 02/15/28	30,000	32,018
Telefonica Emisiones SA
4.10%, 03/08/27	300,000	291,033
7.05%, 06/20/36	365,000	396,824
4.67%, 03/06/38	150,000	132,366
5.21%, 03/08/47	450,000	401,301
4.90%, 03/06/48	300,000	255,090
5.52%, 03/01/49 (a)	150,000	139,302
Telefonica Europe BV
8.25%, 09/15/30	100,000	113,093
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	333,294
4.60%, 11/16/48 (a)	100,000	83,654
4.30%, 06/15/49 (a)	150,000	118,454
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	200,000	221,248
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Time Warner Cable LLC
6.55%, 05/01/37	150,000	142,181
7.30%, 07/01/38	300,000	303,876
6.75%, 06/15/39	250,000	242,280
5.88%, 11/15/40 (a)	224,000	193,771
5.50%, 09/01/41 (a)	250,000	208,872
4.50%, 09/15/42 (a)	200,000	146,878
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	250,000	234,017
2.25%, 02/15/26 (a)	300,000	284,232
2.63%, 04/15/26 (a)	250,000	237,487
3.75%, 04/15/27 (a)	700,000	671,412
4.75%, 02/01/28 (a)	300,000	294,903
2.05%, 02/15/28 (a)	300,000	268,086
4.95%, 03/15/28 (a)	150,000	148,470
4.80%, 07/15/28 (a)	150,000	147,581
4.85%, 01/15/29 (a)	200,000	197,132
2.63%, 02/15/29 (a)	150,000	133,581
2.40%, 03/15/29 (a)	100,000	88,114
3.38%, 04/15/29 (a)	400,000	367,348
3.88%, 04/15/30 (a)	1,250,000	1,162,387
2.55%, 02/15/31 (a)	500,000	421,845
2.88%, 02/15/31 (a)	200,000	172,420
3.50%, 04/15/31 (a)	400,000	357,688
2.25%, 11/15/31 (a)	200,000	162,268
2.70%, 03/15/32 (a)	200,000	166,420
5.20%, 01/15/33 (a)	200,000	197,002
5.05%, 07/15/33 (a)	450,000	438,493
5.75%, 01/15/34 (a)	150,000	153,606
5.15%, 04/15/34 (a)	250,000	245,037
4.38%, 04/15/40 (a)	350,000	304,748
3.00%, 02/15/41 (a)	450,000	323,334
4.50%, 04/15/50 (a)	500,000	417,215
3.30%, 02/15/51 (a)	550,000	371,002
3.40%, 10/15/52 (a)	500,000	340,390
5.65%, 01/15/53 (a)	300,000	295,671
5.75%, 01/15/54 (a)	200,000	199,086
6.00%, 06/15/54 (a)	175,000	180,866
5.50%, 01/15/55 (a)	150,000	144,053
3.60%, 11/15/60 (a)	300,000	201,954
5.80%, 09/15/62 (a)	100,000	99,776
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	150,000	145,970
3.00%, 02/13/26	150,000	144,632
1.85%, 07/30/26	150,000	139,839
2.95%, 06/15/27	200,000	189,228
7.00%, 03/01/32	100,000	112,191
4.38%, 08/16/41	100,000	87,275
4.13%, 12/01/41	150,000	127,152
4.13%, 06/01/44	250,000	209,002
3.00%, 07/30/46	100,000	67,997
Verizon Communications, Inc.
0.85%, 11/20/25 (a)	300,000	281,211
1.45%, 03/20/26 (a)	350,000	327,176
2.63%, 08/15/26	300,000	284,034
4.13%, 03/16/27	550,000	535,903
3.00%, 03/22/27 (a)	150,000	141,707
2.10%, 03/22/28 (a)	500,000	448,070
4.33%, 09/21/28	700,000	678,713
3.88%, 02/08/29 (a)	200,000	189,582
4.02%, 12/03/29 (a)	700,000	661,017
3.15%, 03/22/30 (a)	250,000	224,217
1.50%, 09/18/30 (a)	250,000	202,362
1.68%, 10/30/30 (a)	192,000	154,898
7.75%, 12/01/30	102,000	115,873
1.75%, 01/20/31 (a)	400,000	321,468
2.55%, 03/21/31 (a)	600,000	506,094
2.36%, 03/15/32 (a)	813,000	660,424

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 05/09/33 (a)	150,000	147,588
4.50%, 08/10/33	400,000	375,352
6.40%, 09/15/33	100,000	109,246
4.40%, 11/01/34 (a)	330,000	304,633
5.85%, 09/15/35	75,000	77,612
4.27%, 01/15/36	205,000	185,027
5.25%, 03/16/37	200,000	196,762
4.81%, 03/15/39	200,000	185,070
2.65%, 11/20/40 (a)	500,000	344,975
3.40%, 03/22/41 (a)	650,000	497,516
2.85%, 09/03/41 (a)	250,000	175,600
4.75%, 11/01/41	75,000	68,804
3.85%, 11/01/42 (a)	100,000	79,887
6.55%, 09/15/43	175,000	193,398
4.13%, 08/15/46	200,000	162,364
4.86%, 08/21/46	400,000	365,072
5.50%, 03/16/47	100,000	100,426
4.52%, 09/15/48	250,000	214,105
5.01%, 04/15/49	150,000	143,124
4.00%, 03/22/50 (a)	175,000	136,756
2.88%, 11/20/50 (a)	500,000	315,205
3.55%, 03/22/51 (a)	800,000	573,496
3.88%, 03/01/52 (a)	150,000	113,712
5.50%, 02/23/54 (a)	200,000	194,954
5.01%, 08/21/54	100,000	90,981
4.67%, 03/15/55	100,000	86,419
2.99%, 10/30/56 (a)	650,000	396,922
3.00%, 11/20/60 (a)	350,000	209,821
3.70%, 03/22/61 (a)	625,000	440,500
Vodafone Group PLC
4.38%, 05/30/28	200,000	195,356
7.88%, 02/15/30	150,000	169,386
6.15%, 02/27/37	300,000	313,482
5.00%, 05/30/38	100,000	95,924
4.38%, 02/19/43	250,000	212,020
5.25%, 05/30/48	225,000	209,284
4.88%, 06/19/49	300,000	261,609
4.25%, 09/17/50	250,000	196,302
5.63%, 02/10/53 (a)	150,000	144,909
5.13%, 06/19/59	100,000	88,021
5.75%, 02/10/63 (a)	100,000	97,431
Walt Disney Co.
3.70%, 10/15/25 (a)	100,000	98,023
1.75%, 01/13/26	300,000	283,986
3.70%, 03/23/27	100,000	96,831
2.20%, 01/13/28	200,000	182,520
2.00%, 09/01/29 (a)	350,000	301,850
3.80%, 03/22/30	200,000	187,842
2.65%, 01/13/31	450,000	390,676
6.55%, 03/15/33	100,000	110,431
6.20%, 12/15/34	150,000	162,618
6.40%, 12/15/35	130,000	141,551
6.15%, 03/01/37	50,000	53,860
6.65%, 11/15/37	200,000	223,834
4.63%, 03/23/40 (a)	100,000	92,325
3.50%, 05/13/40 (a)	350,000	278,330
6.15%, 02/15/41	100,000	106,312
5.40%, 10/01/43	50,000	49,432
4.75%, 09/15/44 (a)	150,000	136,344
4.95%, 10/15/45 (a)	100,000	92,727
7.75%, 12/01/45	75,000	96,470
4.75%, 11/15/46 (a)	100,000	89,494
2.75%, 09/01/49 (a)	350,000	221,784
4.70%, 03/23/50 (a)	300,000	270,747
3.60%, 01/13/51 (a)	450,000	334,849
3.80%, 05/13/60 (a)	250,000	185,330
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Warnermedia Holdings, Inc.
6.41%, 03/15/26 (a)	200,000	200,082
3.76%, 03/15/27 (a)	700,000	664,314
4.05%, 03/15/29 (a)	250,000	230,367
4.28%, 03/15/32 (a)	900,000	788,031
5.05%, 03/15/42 (a)	800,000	661,824
5.14%, 03/15/52 (a)	1,200,000	947,784
5.39%, 03/15/62 (a)	450,000	354,460
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	174,782
		94,478,760
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	500,000	471,240
2.13%, 02/09/31 (a)	200,000	164,898
4.00%, 12/06/37 (a)	200,000	171,320
2.70%, 02/09/41 (a)	250,000	170,890
4.20%, 12/06/47 (a)	200,000	160,372
3.15%, 02/09/51 (a)	300,000	194,331
4.40%, 12/06/57 (a)	200,000	160,010
3.25%, 02/09/61 (a)	200,000	123,858
Amazon.com, Inc.
0.80%, 06/03/25 (a)	250,000	239,372
4.60%, 12/01/25	250,000	248,447
5.20%, 12/03/25 (a)	200,000	200,374
1.00%, 05/12/26 (a)	500,000	463,355
3.30%, 04/13/27 (a)	400,000	382,888
1.20%, 06/03/27 (a)	200,000	179,658
3.15%, 08/22/27 (a)	600,000	569,064
4.55%, 12/01/27 (a)	350,000	347,228
1.65%, 05/12/28 (a)	400,000	354,904
3.45%, 04/13/29 (a)	250,000	236,257
4.65%, 12/01/29 (a)	300,000	298,896
1.50%, 06/03/30 (a)	400,000	331,548
2.10%, 05/12/31 (a)	525,000	439,157
3.60%, 04/13/32 (a)	450,000	411,295
4.70%, 12/01/32 (a)	400,000	393,932
4.80%, 12/05/34 (a)	225,000	222,455
3.88%, 08/22/37 (a)	500,000	439,035
2.88%, 05/12/41 (a)	300,000	221,649
4.95%, 12/05/44 (a)	280,000	272,028
4.05%, 08/22/47 (a)	600,000	501,822
2.50%, 06/03/50 (a)	400,000	243,020
3.10%, 05/12/51 (a)	550,000	376,970
3.95%, 04/13/52 (a)	450,000	361,233
4.25%, 08/22/57 (a)	400,000	333,144
2.70%, 06/03/60 (a)	375,000	219,855
3.25%, 05/12/61 (a)	300,000	199,494
4.10%, 04/13/62 (a)	200,000	160,300
American Honda Finance Corp.
1.20%, 07/08/25	100,000	95,583
1.00%, 09/10/25	250,000	236,647
5.80%, 10/03/25	200,000	201,188
4.95%, 01/09/26	150,000	149,298
5.25%, 07/07/26	200,000	200,204
2.30%, 09/09/26	200,000	187,702
2.35%, 01/08/27	50,000	46,708
4.90%, 03/12/27	150,000	149,252
3.50%, 02/15/28	100,000	94,815
2.00%, 03/24/28	250,000	223,867
5.13%, 07/07/28	200,000	200,676
5.65%, 11/15/28	150,000	153,433
4.90%, 03/13/29	150,000	148,898
4.60%, 04/17/30	200,000	195,560
5.85%, 10/04/30	100,000	103,915
4.90%, 01/10/34	150,000	145,335

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aptiv PLC
4.35%, 03/15/29 (a)	100,000	95,991
5.40%, 03/15/49 (a)	100,000	89,213
3.10%, 12/01/51 (a)	250,000	154,050
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (a)	200,000	172,618
4.15%, 05/01/52 (a)	100,000	75,165
AutoNation, Inc.
1.95%, 08/01/28 (a)	75,000	64,747
4.75%, 06/01/30 (a)	100,000	95,382
2.40%, 08/01/31 (a)	100,000	80,051
3.85%, 03/01/32 (a)	150,000	132,299
AutoZone, Inc.
5.05%, 07/15/26	100,000	99,443
4.50%, 02/01/28 (a)	100,000	97,572
3.75%, 04/18/29 (a)	150,000	140,618
4.00%, 04/15/30 (a)	150,000	140,663
1.65%, 01/15/31 (a)	150,000	119,679
4.75%, 08/01/32 (a)	150,000	143,462
4.75%, 02/01/33 (a)	100,000	95,345
6.55%, 11/01/33 (a)	100,000	107,565
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	97,100
1.95%, 10/01/30 (a)	150,000	123,560
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	99,256
3.88%, 08/15/30 (a)	150,000	136,191
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	150,000	145,590
4.63%, 04/13/30 (a)	350,000	341,894
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	184,788
4.38%, 03/15/45 (a)	100,000	80,659
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	98,789
5.50%, 04/01/29 (a)	100,000	99,991
2.50%, 04/01/31 (a)	100,000	82,534
5.95%, 08/15/34 (a)	150,000	151,336
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	89,493
3.70%, 01/15/31 (a)	100,000	87,315
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	300,000	286,422
1.38%, 06/20/27 (a)	250,000	225,627
1.60%, 04/20/30 (a)	100,000	83,449
1.75%, 04/20/32 (a)	200,000	159,792
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	142,152
4.90%, 02/20/29 (a)	100,000	99,955
1.50%, 09/01/30 (a)	150,000	122,043
5.15%, 02/20/34 (a)	150,000	149,841
4.88%, 10/01/43 (a)	50,000	46,370
2.60%, 09/01/50 (a)	150,000	90,708
5.45%, 02/20/54 (a)	150,000	147,225
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	95,848
6.30%, 10/10/33 (a)	100,000	102,878
4.55%, 02/15/48 (a)	50,000	40,125
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	84,298
4.10%, 01/15/52 (a)	200,000	141,950
Dollar General Corp.
3.88%, 04/15/27 (a)	200,000	192,678
4.13%, 05/01/28 (a)	100,000	96,257
5.20%, 07/05/28 (a)	100,000	99,599
3.50%, 04/03/30 (a)	200,000	181,698
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 11/01/32 (a)	150,000	146,009
5.45%, 07/05/33 (a)	200,000	198,182
4.13%, 04/03/50 (a)	100,000	75,973
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	250,000	239,677
2.65%, 12/01/31 (a)	100,000	82,635
3.38%, 12/01/51 (a)	100,000	64,910
DR Horton, Inc.
2.60%, 10/15/25 (a)	75,000	72,131
1.40%, 10/15/27 (a)	150,000	132,870
eBay, Inc.
5.90%, 11/22/25 (a)	100,000	100,552
1.40%, 05/10/26 (a)	100,000	92,755
3.60%, 06/05/27 (a)	150,000	143,576
2.70%, 03/11/30 (a)	100,000	87,735
2.60%, 05/10/31 (a)	150,000	127,506
6.30%, 11/22/32 (a)	150,000	158,982
4.00%, 07/15/42 (a)	150,000	120,464
3.65%, 05/10/51 (a)	200,000	143,032
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	198,194
3.80%, 02/15/28 (a)	200,000	189,444
3.25%, 02/15/30 (a)	200,000	178,730
2.95%, 03/15/31 (a)	150,000	129,246
Ford Foundation
2.42%, 06/01/50 (a)	100,000	60,330
Ford Motor Co.
4.35%, 12/08/26 (a)	245,000	237,883
6.63%, 10/01/28	75,000	77,862
9.63%, 04/22/30 (a)	100,000	115,899
7.45%, 07/16/31	175,000	187,862
3.25%, 02/12/32 (a)	400,000	329,108
6.10%, 08/19/32 (a)	300,000	299,301
4.75%, 01/15/43	300,000	242,841
7.40%, 11/01/46	50,000	54,560
5.29%, 12/08/46 (a)	200,000	174,110
Ford Motor Credit Co. LLC
5.13%, 06/16/25 (a)	295,000	292,758
4.13%, 08/04/25	230,000	225,492
3.38%, 11/13/25 (a)	340,000	328,345
4.39%, 01/08/26	200,000	195,410
6.95%, 03/06/26 (a)	225,000	228,672
6.95%, 06/10/26 (a)	200,000	203,762
4.54%, 08/01/26 (a)	200,000	194,556
2.70%, 08/10/26 (a)	230,000	215,036
4.27%, 01/09/27 (a)	200,000	192,240
5.80%, 03/05/27 (a)	200,000	199,830
5.85%, 05/17/27 (a)	250,000	249,917
4.95%, 05/28/27 (a)	245,000	238,983
4.13%, 08/17/27 (a)	200,000	189,684
3.82%, 11/02/27 (a)	200,000	187,018
7.35%, 11/04/27 (a)	250,000	260,487
2.90%, 02/16/28 (a)	200,000	180,292
6.80%, 05/12/28 (a)	250,000	257,220
6.80%, 11/07/28 (a)	225,000	232,483
2.90%, 02/10/29 (a)	200,000	175,258
5.80%, 03/08/29 (a)	300,000	298,329
5.11%, 05/03/29 (a)	225,000	216,787
7.35%, 03/06/30 (a)	200,000	210,850
7.20%, 06/10/30 (a)	200,000	209,532
4.00%, 11/13/30 (a)	225,000	199,613
6.05%, 03/05/31 (a)	200,000	199,376
3.63%, 06/17/31 (a)	200,000	171,426
7.12%, 11/07/33 (a)	225,000	237,418
6.13%, 03/08/34 (a)	400,000	394,232

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Motors Co.
6.13%, 10/01/25 (a)	250,000	251,277
4.20%, 10/01/27 (a)	150,000	144,189
6.80%, 10/01/27 (a)	200,000	207,474
5.00%, 10/01/28 (a)	150,000	148,227
5.40%, 10/15/29 (a)	200,000	198,294
5.60%, 10/15/32 (a)(c)	200,000	199,244
5.00%, 04/01/35	100,000	93,262
6.60%, 04/01/36 (a)	200,000	209,618
5.15%, 04/01/38 (a)	175,000	160,678
6.25%, 10/02/43	250,000	249,422
5.20%, 04/01/45	250,000	220,110
6.75%, 04/01/46 (a)	100,000	105,242
5.40%, 04/01/48 (a)	75,000	66,919
5.95%, 04/01/49 (a)	200,000	193,050
General Motors Financial Co., Inc.
2.75%, 06/20/25 (a)	250,000	242,487
4.30%, 07/13/25 (a)	200,000	197,102
6.05%, 10/10/25	250,000	251,332
1.25%, 01/08/26 (a)	200,000	186,918
5.25%, 03/01/26 (a)	250,000	248,757
5.40%, 04/06/26	250,000	249,297
1.50%, 06/10/26 (a)	250,000	230,782
4.35%, 01/17/27 (a)	200,000	194,842
2.35%, 02/26/27 (a)	150,000	138,251
5.00%, 04/09/27 (a)	300,000	296,775
5.40%, 05/08/27	250,000	249,687
2.70%, 08/20/27 (a)	200,000	184,172
3.85%, 01/05/28 (a)	150,000	141,779
2.40%, 04/10/28 (a)	100,000	89,272
5.80%, 06/23/28 (a)	300,000	302,547
2.40%, 10/15/28 (a)	250,000	219,865
5.80%, 01/07/29 (a)	250,000	251,862
5.65%, 01/17/29 (a)	100,000	100,244
4.30%, 04/06/29 (a)	250,000	236,477
5.55%, 07/15/29 (a)	200,000	199,238
5.85%, 04/06/30 (a)	200,000	201,792
3.60%, 06/21/30 (a)	200,000	178,826
2.35%, 01/08/31 (a)	200,000	163,262
5.75%, 02/08/31 (a)	200,000	200,126
2.70%, 06/10/31 (a)	200,000	164,842
3.10%, 01/12/32 (a)	250,000	209,502
6.40%, 01/09/33 (a)	100,000	103,414
6.10%, 01/07/34 (a)	250,000	251,855
5.95%, 04/04/34 (a)	200,000	199,000
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	78,459
1.88%, 11/01/30 (a)	125,000	100,935
2.75%, 02/01/32 (a)	150,000	124,188
6.88%, 11/01/33 (a)	75,000	82,292
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	100,000	99,388
5.38%, 04/15/26 (a)	150,000	148,706
5.75%, 06/01/28 (a)	100,000	99,838
5.30%, 01/15/29 (a)	100,000	98,060
4.00%, 01/15/30 (a)	100,000	90,824
4.00%, 01/15/31 (a)	200,000	178,072
3.25%, 01/15/32 (a)	100,000	83,189
6.75%, 12/01/33 (a)	75,000	78,159
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	97,436
4.63%, 07/28/45 (a)	75,000	61,409
Home Depot, Inc.
3.35%, 09/15/25 (a)	200,000	195,418
4.00%, 09/15/25 (a)	150,000	147,719
3.00%, 04/01/26 (a)	150,000	144,624
2.13%, 09/15/26 (a)	200,000	187,636
4.95%, 09/30/26 (a)	150,000	149,777
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 04/15/27 (a)	200,000	187,174
2.88%, 04/15/27 (a)	100,000	94,485
2.80%, 09/14/27 (a)	150,000	140,324
1.50%, 09/15/28 (a)	150,000	130,464
3.90%, 12/06/28 (a)	300,000	288,723
4.90%, 04/15/29 (a)	150,000	149,751
2.95%, 06/15/29 (a)	350,000	319,049
2.70%, 04/15/30 (a)	200,000	176,626
1.38%, 03/15/31 (a)	250,000	197,892
1.88%, 09/15/31 (a)	250,000	202,345
3.25%, 04/15/32 (a)	250,000	220,282
4.50%, 09/15/32 (a)(c)	200,000	193,600
5.88%, 12/16/36	505,000	532,017
3.30%, 04/15/40 (a)	200,000	155,446
5.40%, 09/15/40 (a)	100,000	99,971
5.95%, 04/01/41 (a)	200,000	211,282
4.20%, 04/01/43 (a)	130,000	110,109
4.88%, 02/15/44 (a)	195,000	179,716
4.40%, 03/15/45 (a)	150,000	129,156
4.25%, 04/01/46 (a)	250,000	209,577
3.90%, 06/15/47 (a)	200,000	157,384
4.50%, 12/06/48 (a)	300,000	258,006
3.13%, 12/15/49 (a)	200,000	135,280
3.35%, 04/15/50 (a)	250,000	176,175
2.38%, 03/15/51 (a)	250,000	142,605
2.75%, 09/15/51 (a)	150,000	92,643
3.63%, 04/15/52 (a)	300,000	220,332
4.95%, 09/15/52 (a)	150,000	137,802
3.50%, 09/15/56 (a)	150,000	105,641
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	187,048
2.97%, 03/10/32 (a)	150,000	130,937
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	100,000	100,929
4.38%, 09/15/28 (a)	150,000	144,248
5.75%, 04/23/30 (a)(g)	100,000	101,683
JD.com, Inc.
4.13%, 01/14/50 (a)	200,000	155,240
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	100,000	104,665
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	200,000	190,200
5.90%, 06/01/27 (a)	150,000	150,441
3.90%, 08/08/29 (a)	150,000	136,523
6.00%, 08/15/29 (a)	100,000	100,438
6.20%, 08/15/34 (a)	100,000	100,844
Lear Corp.
3.80%, 09/15/27 (a)	50,000	47,735
4.25%, 05/15/29 (a)	50,000	47,410
3.50%, 05/30/30 (a)	50,000	44,923
2.60%, 01/15/32 (a)	100,000	81,444
5.25%, 05/15/49 (a)	100,000	89,939
3.55%, 01/15/52 (a)	100,000	68,728
Lennar Corp.
4.75%, 11/29/27 (a)	250,000	246,902
LKQ Corp.
5.75%, 06/15/28 (a)	150,000	151,566
6.25%, 06/15/33 (a)	150,000	154,266
Lowe's Cos., Inc.
4.40%, 09/08/25	200,000	197,560
3.38%, 09/15/25 (a)	74,000	72,157
4.80%, 04/01/26 (a)	200,000	198,378
2.50%, 04/15/26 (a)	200,000	190,338
3.35%, 04/01/27 (a)	200,000	190,700
3.10%, 05/03/27 (a)	250,000	236,947
1.30%, 04/15/28 (a)	250,000	217,160
1.70%, 09/15/28 (a)	100,000	87,011

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 04/05/29 (a)	300,000	281,289
4.50%, 04/15/30 (a)	200,000	193,562
1.70%, 10/15/30 (a)	250,000	202,687
2.63%, 04/01/31 (a)	250,000	212,707
3.75%, 04/01/32 (a)	300,000	271,386
5.00%, 04/15/33 (a)	200,000	196,262
5.15%, 07/01/33 (a)	150,000	148,808
5.00%, 04/15/40 (a)	100,000	92,890
2.80%, 09/15/41 (a)	200,000	137,996
4.65%, 04/15/42 (a)	95,000	83,416
4.38%, 09/15/45 (a)	100,000	82,489
3.70%, 04/15/46 (a)	150,000	110,792
4.05%, 05/03/47 (a)	250,000	193,907
4.55%, 04/05/49 (a)	100,000	82,992
5.13%, 04/15/50 (a)	100,000	90,376
3.00%, 10/15/50 (a)	300,000	187,677
3.50%, 04/01/51 (a)	50,000	34,375
4.25%, 04/01/52 (a)	300,000	235,875
5.63%, 04/15/53 (a)	250,000	242,087
5.75%, 07/01/53 (a)	75,000	74,119
4.45%, 04/01/62 (a)	250,000	194,072
5.80%, 09/15/62 (a)	200,000	194,460
5.85%, 04/01/63 (a)	100,000	98,048
Magna International, Inc.
4.15%, 10/01/25 (a)	200,000	196,544
2.45%, 06/15/30 (a)	200,000	171,258
Marriott International, Inc.
3.13%, 06/15/26 (a)	150,000	143,582
5.45%, 09/15/26 (a)	100,000	100,333
5.00%, 10/15/27 (a)	150,000	149,181
4.00%, 04/15/28 (a)	100,000	95,637
5.55%, 10/15/28 (a)	125,000	126,394
4.88%, 05/15/29 (a)	100,000	98,278
4.63%, 06/15/30 (a)	200,000	192,874
2.85%, 04/15/31 (a)	200,000	170,176
3.50%, 10/15/32 (a)	350,000	302,785
5.30%, 05/15/34 (a)	200,000	195,822
McDonald's Corp.
3.30%, 07/01/25 (a)	100,000	97,840
1.45%, 09/01/25 (a)	100,000	95,300
3.70%, 01/30/26 (a)	180,000	175,633
3.50%, 03/01/27 (a)	200,000	192,084
3.50%, 07/01/27 (a)	200,000	190,876
3.80%, 04/01/28 (a)	250,000	239,400
4.80%, 08/14/28 (a)	100,000	99,063
5.00%, 05/17/29 (a)	150,000	149,678
2.63%, 09/01/29 (a)	100,000	89,089
2.13%, 03/01/30 (a)	150,000	127,817
3.60%, 07/01/30 (a)	150,000	138,221
4.60%, 09/09/32 (a)	150,000	144,483
4.95%, 08/14/33 (a)	125,000	122,619
5.20%, 05/17/34 (a)	150,000	148,992
4.70%, 12/09/35 (a)	100,000	94,431
6.30%, 10/15/37	200,000	213,812
6.30%, 03/01/38	100,000	107,032
4.88%, 07/15/40	100,000	92,769
3.70%, 02/15/42	100,000	78,699
4.60%, 05/26/45 (a)	100,000	87,132
4.88%, 12/09/45 (a)	320,000	288,720
4.45%, 03/01/47 (a)	175,000	147,406
4.45%, 09/01/48 (a)	200,000	168,716
3.63%, 09/01/49 (a)	300,000	218,532
4.20%, 04/01/50 (a)	100,000	80,232
5.15%, 09/09/52 (a)	150,000	139,343
5.45%, 08/14/53 (a)	150,000	145,677
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	93,238
2.50%, 01/15/31 (a)	150,000	132,867
6.00%, 01/15/43 (a)	75,000	75,358
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	350,000	417,480
NIKE, Inc.
2.38%, 11/01/26 (a)	100,000	94,053
2.75%, 03/27/27 (a)	200,000	188,764
2.85%, 03/27/30 (a)	350,000	313,617
3.25%, 03/27/40 (a)	300,000	234,801
3.38%, 11/01/46 (a)	230,000	169,266
3.38%, 03/27/50 (a)	200,000	144,786
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	175,646
O'Reilly Automotive, Inc.
5.75%, 11/20/26 (a)	150,000	151,645
3.60%, 09/01/27 (a)	150,000	142,722
4.35%, 06/01/28 (a)	200,000	194,374
4.20%, 04/01/30 (a)	100,000	94,838
1.75%, 03/15/31 (a)	150,000	120,336
4.70%, 06/15/32 (a)	150,000	143,931
PACCAR Financial Corp.
3.55%, 08/11/25	200,000	196,306
1.10%, 05/11/26	275,000	254,878
5.20%, 11/09/26	100,000	100,425
4.60%, 01/31/29	150,000	148,079
5.00%, 03/22/34	100,000	99,201
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	150,098
7.88%, 06/15/32	200,000	228,806
PVH Corp.
4.63%, 07/10/25 (a)(d)	150,000	147,962
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	132,944
Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	92,150
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	230,385
Sands China Ltd.
5.13%, 08/08/25 (a)(g)	200,000	198,550
4.05%, 01/08/26 (a)(g)	200,000	193,964
2.30%, 03/08/27 (a)(g)	200,000	182,318
5.40%, 08/08/28 (a)(g)	300,000	295,110
2.85%, 03/08/29 (a)(g)	200,000	175,208
4.63%, 06/18/30 (a)(g)	200,000	184,692
Starbucks Corp.
3.80%, 08/15/25 (a)	300,000	294,405
2.45%, 06/15/26 (a)	150,000	142,079
4.85%, 02/08/27 (a)	200,000	198,754
2.00%, 03/12/27 (a)	100,000	91,969
3.50%, 03/01/28 (a)	150,000	142,004
4.00%, 11/15/28 (a)	150,000	143,898
3.55%, 08/15/29 (a)	200,000	186,700
2.25%, 03/12/30 (a)	100,000	85,681
2.55%, 11/15/30 (a)	195,000	167,095
4.90%, 02/15/31 (a)	100,000	98,545
3.00%, 02/14/32 (a)	200,000	172,294
4.80%, 02/15/33 (a)	100,000	97,150
5.00%, 02/15/34 (a)	100,000	97,230
3.75%, 12/01/47 (a)	150,000	112,248
4.50%, 11/15/48 (a)	150,000	125,109
4.45%, 08/15/49 (a)	150,000	123,743
3.35%, 03/12/50 (a)	100,000	68,206
3.50%, 11/15/50 (a)	200,000	140,930

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tapestry, Inc.
7.00%, 11/27/26	100,000	102,679
4.13%, 07/15/27 (a)	100,000	95,238
7.35%, 11/27/28 (a)	200,000	207,292
7.70%, 11/27/30 (a)	200,000	209,144
7.85%, 11/27/33 (a)	225,000	237,350
Target Corp.
2.50%, 04/15/26	200,000	191,268
3.38%, 04/15/29 (a)	150,000	140,471
2.35%, 02/15/30 (a)	250,000	218,022
2.65%, 09/15/30 (a)	350,000	308,227
4.50%, 09/15/32 (a)	200,000	192,082
4.40%, 01/15/33 (a)	100,000	96,251
4.00%, 07/01/42	75,000	63,407
3.63%, 04/15/46	100,000	76,585
3.90%, 11/15/47 (a)	300,000	237,900
2.95%, 01/15/52 (a)	200,000	129,258
4.80%, 01/15/53 (a)	200,000	182,026
TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	188,154
1.15%, 05/15/28 (a)	150,000	130,143
3.88%, 04/15/30 (a)	100,000	94,370
1.60%, 05/15/31 (a)	100,000	80,175
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	100,000	98,321
4.35%, 02/15/28 (a)	200,000	192,208
Toyota Motor Corp.
1.34%, 03/25/26 (a)	200,000	187,120
5.12%, 07/13/28 (a)	100,000	100,576
3.67%, 07/20/28	150,000	143,927
2.36%, 03/25/31 (a)	100,000	85,713
5.12%, 07/13/33 (a)	100,000	103,791
Toyota Motor Credit Corp.
3.95%, 06/30/25	250,000	246,565
0.80%, 10/16/25	250,000	235,507
5.40%, 11/10/25	200,000	200,486
4.80%, 01/05/26	150,000	149,148
0.80%, 01/09/26	150,000	139,971
5.20%, 05/15/26	150,000	149,993
4.45%, 05/18/26	300,000	295,956
1.13%, 06/18/26	250,000	230,657
5.40%, 11/20/26	200,000	201,132
3.20%, 01/11/27	150,000	143,214
1.90%, 01/13/27	150,000	138,432
5.00%, 03/19/27	150,000	149,786
3.05%, 03/22/27	300,000	284,346
1.15%, 08/13/27	200,000	177,544
4.55%, 09/20/27	200,000	197,286
5.45%, 11/10/27	100,000	101,373
4.63%, 01/12/28	150,000	148,358
1.90%, 04/06/28	150,000	134,148
5.25%, 09/11/28	100,000	100,928
4.65%, 01/05/29	160,000	157,554
3.65%, 01/08/29	150,000	141,842
5.05%, 05/16/29	150,000	149,819
4.45%, 06/29/29	200,000	195,432
2.15%, 02/13/30	100,000	85,739
3.38%, 04/01/30	200,000	183,358
4.55%, 05/17/30	150,000	146,274
5.55%, 11/20/30	200,000	204,818
1.65%, 01/10/31	100,000	80,641
5.10%, 03/21/31	100,000	99,801
1.90%, 09/12/31	100,000	80,564
4.70%, 01/12/33	200,000	194,026
4.80%, 01/05/34	100,000	96,500
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	100,789
5.25%, 05/15/33 (a)	150,000	148,662
VF Corp.
2.95%, 04/23/30 (a)	200,000	161,736
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	243,120
4.95%, 02/15/30 (a)	200,000	192,016
5.13%, 05/15/32 (a)	200,000	189,748
5.75%, 04/01/34 (a)	100,000	98,512
5.63%, 05/15/52 (a)	150,000	134,865
6.13%, 04/01/54 (a)	100,000	96,235
Walmart, Inc.
3.55%, 06/26/25 (a)	100,000	98,284
3.90%, 09/09/25	250,000	246,442
4.00%, 04/15/26 (a)	250,000	246,022
3.05%, 07/08/26 (a)	200,000	192,684
1.05%, 09/17/26 (a)	200,000	183,650
3.95%, 09/09/27 (a)	200,000	194,970
3.90%, 04/15/28 (a)	125,000	121,363
3.70%, 06/26/28 (a)	300,000	289,731
1.50%, 09/22/28 (a)	200,000	175,622
2.38%, 09/24/29 (a)	100,000	89,242
7.55%, 02/15/30	200,000	229,406
4.00%, 04/15/30 (a)	100,000	96,624
1.80%, 09/22/31 (a)	250,000	204,745
4.15%, 09/09/32 (a)	200,000	192,134
4.10%, 04/15/33 (a)	250,000	236,865
5.25%, 09/01/35	250,000	256,842
6.50%, 08/15/37	150,000	170,202
6.20%, 04/15/38	100,000	110,948
3.95%, 06/28/38 (a)	100,000	89,392
5.63%, 04/01/40	100,000	104,939
5.00%, 10/25/40	150,000	148,371
5.63%, 04/15/41	100,000	105,166
2.50%, 09/22/41 (a)	200,000	138,548
4.30%, 04/22/44 (a)	100,000	88,743
3.63%, 12/15/47 (a)	50,000	39,392
4.05%, 06/29/48 (a)	350,000	290,899
2.95%, 09/24/49 (a)	150,000	102,063
2.65%, 09/22/51 (a)	250,000	156,730
4.50%, 09/09/52 (a)	200,000	177,004
4.50%, 04/15/53 (a)	250,000	220,645
		83,355,493
Consumer Non-Cyclical 3.8%
Abbott Laboratories
3.75%, 11/30/26 (a)	400,000	389,108
1.15%, 01/30/28 (a)	50,000	44,068
1.40%, 06/30/30 (a)	150,000	123,563
4.75%, 11/30/36 (a)	350,000	337,851
6.15%, 11/30/37	150,000	162,877
5.30%, 05/27/40	100,000	101,119
4.75%, 04/15/43 (a)	150,000	140,493
4.90%, 11/30/46 (a)	576,000	542,114
AbbVie, Inc.
3.20%, 05/14/26 (a)	350,000	337,347
2.95%, 11/21/26 (a)	700,000	665,119
4.80%, 03/15/27 (a)	400,000	397,688
4.25%, 11/14/28 (a)	300,000	291,846
4.80%, 03/15/29 (a)	450,000	445,621
3.20%, 11/21/29 (a)	1,000,000	911,730
4.95%, 03/15/31 (a)	350,000	347,501
5.05%, 03/15/34 (a)	525,000	519,445
4.55%, 03/15/35 (a)	350,000	329,794
4.50%, 05/14/35 (a)	400,000	375,208
4.30%, 05/14/36 (a)	175,000	160,307

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 11/21/39 (a)	700,000	603,967
4.63%, 10/01/42 (a)	100,000	90,136
4.40%, 11/06/42	450,000	395,127
5.35%, 03/15/44 (a)	150,000	147,823
4.85%, 06/15/44 (a)	125,000	115,485
4.75%, 03/15/45 (a)	161,000	146,581
4.70%, 05/14/45 (a)	450,000	406,404
4.45%, 05/14/46 (a)	350,000	303,814
4.88%, 11/14/48 (a)	300,000	275,550
4.25%, 11/21/49 (a)	1,000,000	831,310
5.40%, 03/15/54 (a)	550,000	542,778
5.50%, 03/15/64 (a)	275,000	270,443
Adventist Health System
5.76%, 12/01/34 (a)	150,000	149,455
3.63%, 03/01/49 (a)	100,000	72,089
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	47,756
4.27%, 08/15/48 (a)	150,000	128,472
3.39%, 10/15/49 (a)	100,000	72,890
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	100,000	95,052
2.75%, 09/15/29 (a)	100,000	88,897
2.10%, 06/04/30 (a)	100,000	83,782
2.30%, 03/12/31 (a)	100,000	83,029
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	80,133
AHS Hospital Corp.
5.02%, 07/01/45	50,000	47,782
2.78%, 07/01/51 (a)	100,000	63,045
Allina Health System
3.89%, 04/15/49 (a)	100,000	77,983
Altria Group, Inc.
4.40%, 02/14/26 (a)	200,000	196,890
2.63%, 09/16/26 (a)	100,000	94,107
6.20%, 11/01/28 (a)	100,000	103,387
4.80%, 02/14/29 (a)	300,000	294,438
3.40%, 05/06/30 (a)	150,000	134,993
2.45%, 02/04/32 (a)	300,000	241,146
6.88%, 11/01/33 (a)	100,000	107,897
5.80%, 02/14/39 (a)	375,000	373,237
3.40%, 02/04/41 (a)	200,000	143,450
4.25%, 08/09/42	200,000	159,424
4.50%, 05/02/43	100,000	82,002
5.38%, 01/31/44	295,000	280,451
3.88%, 09/16/46 (a)	200,000	145,230
5.95%, 02/14/49 (a)	400,000	391,160
4.45%, 05/06/50 (a)	100,000	76,727
3.70%, 02/04/51 (a)	250,000	168,500
4.00%, 02/04/61 (a)	200,000	139,220
Amgen, Inc.
5.51%, 03/02/26 (a)	300,000	299,874
2.60%, 08/19/26 (a)	130,000	123,018
2.20%, 02/21/27 (a)	300,000	277,416
3.20%, 11/02/27 (a)	150,000	140,955
5.15%, 03/02/28 (a)	650,000	648,498
1.65%, 08/15/28 (a)	300,000	261,126
3.00%, 02/22/29 (a)	200,000	183,292
4.05%, 08/18/29 (a)	200,000	190,300
2.45%, 02/21/30 (a)	200,000	173,342
5.25%, 03/02/30 (a)	500,000	501,560
2.30%, 02/25/31 (a)	175,000	146,440
2.00%, 01/15/32 (a)	200,000	160,138
3.35%, 02/22/32 (a)	200,000	176,322
4.20%, 03/01/33 (a)	200,000	184,448
5.25%, 03/02/33 (a)	800,000	794,312
6.40%, 02/01/39	50,000	53,591
3.15%, 02/21/40 (a)	350,000	262,087
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 08/15/41 (a)	200,000	140,992
4.95%, 10/01/41	100,000	92,564
5.15%, 11/15/41 (a)	100,000	94,032
5.60%, 03/02/43 (a)	500,000	495,510
4.40%, 05/01/45 (a)	375,000	316,631
4.56%, 06/15/48 (a)	250,000	212,067
3.38%, 02/21/50 (a)	400,000	281,540
4.66%, 06/15/51 (a)	625,000	535,437
3.00%, 01/15/52 (a)	150,000	97,809
4.20%, 02/22/52 (a)	200,000	158,870
4.88%, 03/01/53 (a)	200,000	176,344
5.65%, 03/02/53 (a)	800,000	789,832
2.77%, 09/01/53 (a)	219,000	130,909
4.40%, 02/22/62 (a)	175,000	138,968
5.75%, 03/02/63 (a)	475,000	467,732
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	200,000	195,326
4.70%, 02/01/36 (a)	955,000	902,819
4.90%, 02/01/46 (a)	1,700,000	1,563,541
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	141,204
4.63%, 02/01/44	200,000	177,712
4.90%, 02/01/46 (a)	200,000	181,826
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	250,000	242,767
4.75%, 01/23/29 (a)	800,000	794,440
3.50%, 06/01/30 (a)	300,000	277,233
4.90%, 01/23/31 (a)	100,000	99,878
5.00%, 06/15/34 (a)	200,000	196,652
4.38%, 04/15/38 (a)	250,000	225,940
8.20%, 01/15/39	150,000	190,072
5.45%, 01/23/39 (a)	400,000	401,420
8.00%, 11/15/39	150,000	187,738
4.35%, 06/01/40 (a)	250,000	220,085
4.95%, 01/15/42	200,000	187,438
3.75%, 07/15/42	100,000	81,109
4.60%, 04/15/48 (a)	200,000	176,006
4.44%, 10/06/48 (a)	350,000	298,371
5.55%, 01/23/49 (a)	700,000	701,715
4.50%, 06/01/50 (a)	150,000	132,803
4.75%, 04/15/58 (a)	150,000	132,162
5.80%, 01/23/59 (a)	450,000	466,929
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	189,084
3.25%, 03/27/30 (a)	200,000	181,060
2.90%, 03/01/32 (a)	250,000	212,072
5.38%, 09/15/35	100,000	101,083
4.54%, 03/26/42	100,000	87,243
3.75%, 09/15/47 (a)	50,000	37,613
4.50%, 03/15/49 (a)	100,000	84,493
2.70%, 09/15/51 (a)	100,000	61,057
Ascension Health
2.53%, 11/15/29 (a)	150,000	132,230
3.11%, 11/15/39 (a)	100,000	76,892
3.95%, 11/15/46	150,000	123,701
4.85%, 11/15/53	100,000	93,617
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	250,000	231,407
4.80%, 02/26/27 (a)	300,000	298,365
4.88%, 03/03/28 (a)	200,000	199,106
1.75%, 05/28/28 (a)	250,000	220,940
4.85%, 02/26/29 (a)	200,000	198,610
4.90%, 03/03/30 (a)	150,000	149,760
4.90%, 02/26/31 (a)	200,000	198,740
2.25%, 05/28/31 (a)	150,000	126,107
4.88%, 03/03/33 (a)	150,000	147,981
5.00%, 02/26/34 (a)	350,000	345,880

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AstraZeneca PLC
3.38%, 11/16/25	300,000	292,392
0.70%, 04/08/26 (a)	200,000	184,510
3.13%, 06/12/27 (a)	100,000	94,785
4.00%, 01/17/29 (a)	150,000	144,162
1.38%, 08/06/30 (a)	250,000	202,890
6.45%, 09/15/37	380,000	421,374
4.00%, 09/18/42	125,000	104,849
4.38%, 11/16/45	100,000	86,714
4.38%, 08/17/48 (a)	150,000	129,354
2.13%, 08/06/50 (a)	50,000	28,090
3.00%, 05/28/51 (a)	200,000	134,712
Banner Health
2.34%, 01/01/30 (a)	100,000	86,356
1.90%, 01/01/31 (a)	100,000	82,510
3.18%, 01/01/50 (a)	100,000	69,417
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	107,625
BAT Capital Corp.
3.22%, 09/06/26 (a)	200,000	190,510
4.70%, 04/02/27 (a)	150,000	147,465
3.56%, 08/15/27 (a)	400,000	378,984
2.26%, 03/25/28 (a)	350,000	312,389
3.46%, 09/06/29 (a)	100,000	90,886
4.91%, 04/02/30 (a)	175,000	170,088
6.34%, 08/02/30 (a)	200,000	208,740
5.83%, 02/20/31 (a)	150,000	152,025
2.73%, 03/25/31 (a)	250,000	210,287
4.74%, 03/16/32 (a)	100,000	94,935
7.75%, 10/19/32 (a)	100,000	113,037
6.42%, 08/02/33 (a)	250,000	261,257
6.00%, 02/20/34 (a)	175,000	176,997
4.39%, 08/15/37 (a)	450,000	380,011
7.08%, 08/02/43 (a)	150,000	160,324
4.54%, 08/15/47 (a)	450,000	349,812
4.76%, 09/06/49 (a)	150,000	118,859
5.28%, 04/02/50 (a)	100,000	85,338
3.98%, 09/25/50 (a)	75,000	53,232
5.65%, 03/16/52 (a)	125,000	112,525
7.08%, 08/02/53 (a)	200,000	215,412
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	233,565
4.45%, 03/16/28 (a)	200,000	193,304
5.93%, 02/02/29 (a)	100,000	102,201
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	147,742
5.25%, 06/23/45 (a)	99,000	93,890
Baxter International, Inc.
2.60%, 08/15/26 (a)	129,000	121,398
1.92%, 02/01/27 (a)	300,000	274,011
2.27%, 12/01/28 (a)	250,000	218,910
3.95%, 04/01/30 (a)	100,000	92,502
1.73%, 04/01/31 (a)	150,000	118,197
2.54%, 02/01/32 (a)	250,000	203,230
3.50%, 08/15/46 (a)	85,000	59,656
3.13%, 12/01/51 (a)	125,000	78,334
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	78,886
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	82,016
4.19%, 11/15/45 (a)	100,000	85,807
2.84%, 11/15/50 (a)	200,000	129,986
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	298,000	285,320
4.69%, 02/13/28 (a)	150,000	147,321
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.87%, 02/08/29 (a)	100,000	98,762
2.82%, 05/20/30 (a)	150,000	131,313
1.96%, 02/11/31 (a)	200,000	162,490
5.11%, 02/08/34 (a)	100,000	97,733
4.69%, 12/15/44 (a)	250,000	220,665
4.67%, 06/06/47 (a)	200,000	174,374
3.79%, 05/20/50 (a)	150,000	113,214
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	294,798
2.25%, 05/01/30 (a)	300,000	252,885
3.15%, 05/01/50 (a)	300,000	194,334
3.25%, 02/15/51 (a)	292,000	194,162
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	94,548
3.70%, 03/15/32 (a)	150,000	132,216
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	82,350
3.21%, 06/01/50 (a)	100,000	68,344
Boston Scientific Corp.
1.90%, 06/01/25 (a)	100,000	96,571
2.65%, 06/01/30 (a)	150,000	130,781
6.50%, 11/15/35 (f)	100,000	110,145
4.55%, 03/01/39 (a)	150,000	138,621
4.70%, 03/01/49 (a)	150,000	133,157
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	150,000	140,687
4.95%, 02/20/26	200,000	199,274
3.20%, 06/15/26 (a)	350,000	336,875
4.90%, 02/22/27 (a)	200,000	199,380
3.25%, 02/27/27	150,000	143,792
1.13%, 11/13/27 (a)	150,000	131,801
3.90%, 02/20/28 (a)	300,000	288,879
4.90%, 02/22/29 (a)	300,000	298,269
3.40%, 07/26/29 (a)	300,000	277,989
1.45%, 11/13/30 (a)	150,000	120,555
5.75%, 02/01/31 (a)	150,000	155,197
5.10%, 02/22/31 (a)	225,000	224,658
2.95%, 03/15/32 (a)	350,000	300,492
5.90%, 11/15/33 (a)	200,000	209,100
5.20%, 02/22/34 (a)	500,000	496,850
4.13%, 06/15/39 (a)	325,000	280,927
2.35%, 11/13/40 (a)	150,000	99,299
3.55%, 03/15/42 (a)	250,000	194,687
3.25%, 08/01/42	100,000	73,986
5.50%, 02/22/44 (a)	100,000	99,014
4.63%, 05/15/44 (a)	150,000	133,188
5.00%, 08/15/45 (a)	100,000	92,885
4.35%, 11/15/47 (a)	250,000	208,570
4.55%, 02/20/48 (a)	150,000	128,867
4.25%, 10/26/49 (a)	650,000	531,173
2.55%, 11/13/50 (a)	200,000	117,234
3.70%, 03/15/52 (a)	350,000	256,200
6.25%, 11/15/53 (a)	200,000	215,816
5.55%, 02/22/54 (a)	500,000	493,095
3.90%, 03/15/62 (a)	200,000	144,246
6.40%, 11/15/63 (a)	200,000	218,160
5.65%, 02/22/64 (a)	350,000	342,314
Brown-Forman Corp.
4.75%, 04/15/33 (a)	150,000	146,119
4.00%, 04/15/38 (a)	150,000	131,243
Brunswick Corp.
2.40%, 08/18/31 (a)	150,000	119,069
5.10%, 04/01/52 (a)	75,000	58,292
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	95,428
3.25%, 08/15/26 (a)	150,000	143,165

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 09/25/27 (a)	150,000	142,829
2.75%, 05/14/31 (a)	150,000	127,904
Campbell Soup Co.
5.30%, 03/20/26	100,000	99,824
5.20%, 03/19/27	100,000	100,101
4.15%, 03/15/28 (a)	150,000	144,652
5.20%, 03/21/29 (a)	100,000	99,563
5.40%, 03/21/34 (a)	175,000	173,252
4.80%, 03/15/48 (a)	100,000	87,072
3.13%, 04/24/50 (a)	200,000	129,462
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	130,000	127,167
3.41%, 06/15/27 (a)	250,000	237,370
5.13%, 02/15/29 (a)	125,000	124,188
5.45%, 02/15/34 (a)	100,000	99,516
4.50%, 11/15/44 (a)	100,000	83,592
4.90%, 09/15/45 (a)	80,000	70,322
4.37%, 06/15/47 (a)	100,000	80,791
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	33,723
Cencora, Inc.
3.45%, 12/15/27 (a)	100,000	94,367
2.80%, 05/15/30 (a)	100,000	87,538
2.70%, 03/15/31 (a)	200,000	169,732
5.13%, 02/15/34 (a)	100,000	97,879
4.25%, 03/01/45 (a)	100,000	84,513
4.30%, 12/15/47 (a)	100,000	82,483
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	90,746
Children's Hospital
2.93%, 07/15/50 (a)	100,000	63,908
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	84,123
2.59%, 02/01/50 (a)	80,000	49,792
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	86,394
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	63,011
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	94,681
5.60%, 11/15/32 (a)	100,000	103,522
3.95%, 08/01/47 (a)	100,000	78,715
5.00%, 06/15/52 (a)	100,000	92,768
Cigna Group
4.13%, 11/15/25 (a)	200,000	196,656
4.50%, 02/25/26 (a)	194,000	191,249
1.25%, 03/15/26 (a)	200,000	186,156
3.40%, 03/01/27 (a)	142,000	135,548
3.05%, 10/15/27 (a)	145,000	135,749
4.38%, 10/15/28 (a)	660,000	638,095
5.00%, 05/15/29 (a)	200,000	198,094
2.40%, 03/15/30 (a)	250,000	214,682
2.38%, 03/15/31 (a)	250,000	208,070
5.13%, 05/15/31 (a)	250,000	247,425
5.40%, 03/15/33 (a)	150,000	149,952
5.25%, 02/15/34 (a)	225,000	220,752
4.80%, 08/15/38 (a)	405,000	370,458
3.20%, 03/15/40 (a)	150,000	111,060
6.13%, 11/15/41	100,000	104,554
4.80%, 07/15/46 (a)	270,000	238,334
3.88%, 10/15/47 (a)	145,000	109,959
4.90%, 12/15/48 (a)	500,000	439,835
3.40%, 03/15/50 (a)	200,000	136,430
3.40%, 03/15/51 (a)	250,000	169,925
5.60%, 02/15/54 (a)	250,000	240,695
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of Hope
5.62%, 11/15/43	100,000	98,342
Cleveland Clinic Foundation
4.86%, 01/01/14	50,000	43,873
Clorox Co.
3.10%, 10/01/27 (a)	150,000	140,892
3.90%, 05/15/28 (a)	100,000	96,047
4.60%, 05/01/32 (a)	200,000	193,376
Coca-Cola Co.
3.38%, 03/25/27	200,000	192,754
1.45%, 06/01/27	300,000	272,448
1.50%, 03/05/28	100,000	88,996
1.00%, 03/15/28	250,000	218,015
2.13%, 09/06/29	150,000	131,547
3.45%, 03/25/30	200,000	185,622
1.65%, 06/01/30	300,000	249,141
2.00%, 03/05/31	125,000	104,275
1.38%, 03/15/31	250,000	199,615
2.25%, 01/05/32	350,000	292,428
5.00%, 05/13/34 (a)	175,000	174,646
2.50%, 06/01/40	200,000	140,590
2.88%, 05/05/41	150,000	110,475
4.20%, 03/25/50	100,000	85,419
2.60%, 06/01/50	300,000	186,162
3.00%, 03/05/51	250,000	168,707
2.50%, 03/15/51	250,000	150,990
5.30%, 05/13/54 (a)	200,000	197,510
2.75%, 06/01/60	200,000	120,474
5.40%, 05/13/64 (a)	150,000	147,919
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	97,747
5.25%, 06/01/29 (a)	100,000	100,296
5.45%, 06/01/34 (a)	100,000	100,570
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	200,000	176,288
1.85%, 09/01/32 (a)	100,000	76,834
5.25%, 11/26/43	150,000	146,674
Colgate-Palmolive Co.
4.80%, 03/02/26	100,000	99,766
3.10%, 08/15/27 (a)	200,000	190,216
4.60%, 03/01/33 (a)	150,000	146,857
4.00%, 08/15/45	100,000	84,029
3.70%, 08/01/47 (a)	100,000	79,473
CommonSpirit Health
1.55%, 10/01/25 (a)	125,000	118,275
6.07%, 11/01/27 (a)	100,000	102,502
3.35%, 10/01/29 (a)	150,000	137,082
5.21%, 12/01/31 (a)	150,000	147,273
5.32%, 12/01/34 (a)	125,000	122,455
4.35%, 11/01/42	150,000	127,542
3.82%, 10/01/49 (a)	150,000	113,414
4.19%, 10/01/49 (a)	100,000	79,529
3.91%, 10/01/50 (a)	100,000	75,507
6.46%, 11/01/52 (a)	100,000	109,801
5.55%, 12/01/54 (a)	75,000	73,099
Community Health Network, Inc.
3.10%, 05/01/50 (a)	50,000	32,748
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	150,000	148,089
5.30%, 10/01/26	200,000	199,914
1.38%, 11/01/27 (a)	250,000	218,882
4.85%, 11/01/28 (a)	250,000	244,595
5.30%, 11/01/38 (a)	100,000	93,615
5.40%, 11/01/48 (a)	200,000	183,748
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	100,000	98,560
4.75%, 12/01/25	100,000	98,920

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 12/06/26 (a)	100,000	96,263
3.50%, 05/09/27 (a)	100,000	95,171
4.35%, 05/09/27 (a)	100,000	97,620
3.60%, 02/15/28 (a)	150,000	141,659
4.80%, 01/15/29 (a)	100,000	98,369
3.15%, 08/01/29 (a)	50,000	45,211
2.88%, 05/01/30 (a)	200,000	174,956
2.25%, 08/01/31 (a)	150,000	122,489
4.75%, 05/09/32 (a)	150,000	143,822
4.90%, 05/01/33 (a)	150,000	144,300
4.50%, 05/09/47 (a)	75,000	62,635
4.10%, 02/15/48 (a)	100,000	78,745
5.25%, 11/15/48 (a)	75,000	69,952
3.75%, 05/01/50 (a)	150,000	110,624
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	50,000	36,837
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	71,768
CVS Health Corp.
3.88%, 07/20/25 (a)	500,000	490,715
5.00%, 02/20/26 (a)	250,000	247,745
2.88%, 06/01/26 (a)	300,000	285,210
3.00%, 08/15/26 (a)	100,000	94,975
3.63%, 04/01/27 (a)	150,000	143,438
1.30%, 08/21/27 (a)	400,000	352,824
4.30%, 03/25/28 (a)	845,000	814,453
5.00%, 01/30/29 (a)	200,000	197,380
5.40%, 06/01/29 (a)	200,000	199,888
3.25%, 08/15/29 (a)	300,000	271,014
5.13%, 02/21/30 (a)	250,000	246,027
3.75%, 04/01/30 (a)	300,000	274,218
1.75%, 08/21/30 (a)	250,000	201,792
5.25%, 01/30/31 (a)	100,000	98,450
1.88%, 02/28/31 (a)	250,000	199,127
5.55%, 06/01/31 (a)	150,000	149,653
2.13%, 09/15/31 (a)	200,000	159,574
5.25%, 02/21/33 (a)	300,000	291,699
5.30%, 06/01/33 (a)	200,000	194,762
5.70%, 06/01/34 (a)	200,000	199,152
4.88%, 07/20/35 (a)	100,000	92,927
4.78%, 03/25/38 (a)	900,000	801,162
6.13%, 09/15/39	150,000	150,187
4.13%, 04/01/40 (a)	200,000	161,528
2.70%, 08/21/40 (a)	200,000	132,848
5.30%, 12/05/43 (a)	100,000	91,208
6.00%, 06/01/44 (a)	150,000	147,709
5.13%, 07/20/45 (a)	600,000	530,034
5.05%, 03/25/48 (a)	1,400,000	1,207,542
4.25%, 04/01/50 (a)	150,000	113,993
5.63%, 02/21/53 (a)	200,000	185,578
5.88%, 06/01/53 (a)	300,000	287,940
6.05%, 06/01/54 (a)	175,000	171,715
6.00%, 06/01/63 (a)	100,000	96,144
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	48,850
4.38%, 09/15/45 (a)	100,000	87,456
2.60%, 10/01/50 (a)	200,000	121,402
2.80%, 12/10/51 (a)	200,000	125,592
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	130,916
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	100,000	88,571
3.25%, 11/15/39 (a)	150,000	118,079
3.40%, 11/15/49 (a)	150,000	108,176
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	189,954
3.88%, 05/18/28 (a)	200,000	192,088
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 10/24/29 (a)	200,000	175,736
2.00%, 04/29/30 (a)	250,000	211,350
2.13%, 04/29/32 (a)	200,000	161,364
5.50%, 01/24/33 (a)	200,000	204,306
5.63%, 10/05/33 (a)	200,000	206,748
3.88%, 04/29/43 (a)	100,000	82,256
Diageo Investment Corp.
4.25%, 05/11/42	150,000	130,901
Dignity Health
4.50%, 11/01/42	50,000	43,832
5.27%, 11/01/64	50,000	45,854
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	121,497
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	96,441
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	97,652
4.50%, 02/09/27 (a)	200,000	198,046
5.50%, 03/15/27	100,000	101,713
3.10%, 05/15/27 (a)	100,000	95,297
4.50%, 02/09/29 (a)	200,000	197,270
3.38%, 03/15/29 (a)	200,000	187,986
4.70%, 02/27/33 (a)	200,000	195,656
4.70%, 02/09/34 (a)	250,000	243,097
3.70%, 03/01/45 (a)	100,000	80,006
3.95%, 05/15/47 (a)	50,000	41,531
3.95%, 03/15/49 (a)	200,000	161,922
2.25%, 05/15/50 (a)	200,000	115,626
4.88%, 02/27/53 (a)	200,000	186,092
5.00%, 02/09/54 (a)	300,000	284,925
4.15%, 03/15/59 (a)	150,000	122,019
2.50%, 09/15/60 (a)	100,000	55,777
4.95%, 02/27/63 (a)	150,000	138,662
5.10%, 02/09/64 (a)	250,000	236,862
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	95,370
4.38%, 05/15/28 (a)	100,000	97,996
2.38%, 12/01/29 (a)	100,000	87,251
2.60%, 04/15/30 (a)	150,000	131,000
1.95%, 03/15/31 (a)	150,000	122,754
4.65%, 05/15/33 (a)	100,000	96,612
5.00%, 02/14/34 (a)	150,000	146,532
6.00%, 05/15/37	90,000	94,672
4.15%, 03/15/47 (a)	100,000	81,346
3.13%, 12/01/49 (a)	150,000	100,286
5.15%, 05/15/53 (a)	100,000	94,341
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	82,585
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	300,000	212,076
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	38,113
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	300,000	300,300
5.65%, 11/15/27 (a)	300,000	303,639
5.86%, 03/15/30 (a)	200,000	205,228
5.91%, 11/22/32 (a)	300,000	309,162
6.38%, 11/22/52 (a)	200,000	217,458
General Mills, Inc.
4.70%, 01/30/27 (a)	100,000	98,707
3.20%, 02/10/27 (a)	200,000	190,104
4.20%, 04/17/28 (a)	375,000	362,640
5.50%, 10/17/28 (a)	100,000	101,301
2.88%, 04/15/30 (a)	150,000	132,842
2.25%, 10/14/31 (a)	150,000	123,167
4.95%, 03/29/33 (a)	200,000	194,426

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 06/15/40	75,000	73,363
3.00%, 02/01/51 (a)	150,000	95,484
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	500,000	486,190
2.95%, 03/01/27 (a)	200,000	189,394
1.20%, 10/01/27 (a)	150,000	132,756
1.65%, 10/01/30 (a)	200,000	163,202
5.25%, 10/15/33 (a)	200,000	200,286
4.60%, 09/01/35 (a)	200,000	187,870
4.00%, 09/01/36 (a)	100,000	87,555
2.60%, 10/01/40 (a)	200,000	137,332
5.65%, 12/01/41 (a)	224,000	225,248
4.80%, 04/01/44 (a)	300,000	270,135
4.50%, 02/01/45 (a)	350,000	301,224
4.75%, 03/01/46 (a)	370,000	328,645
4.15%, 03/01/47 (a)	300,000	243,087
2.80%, 10/01/50 (a)	250,000	156,045
5.55%, 10/15/53 (a)	100,000	99,306
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	186,708
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	400,000	385,692
6.38%, 05/15/38	463,000	511,522
4.20%, 03/18/43	100,000	86,199
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	139,130
2.88%, 09/01/50 (a)	100,000	64,964
4.50%, 07/01/57 (a)	50,000	43,099
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	400,000	380,932
3.38%, 03/24/29 (a)	250,000	230,847
3.63%, 03/24/32 (a)	400,000	357,164
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	53,734
Hasbro, Inc.
3.55%, 11/19/26 (a)	150,000	142,887
3.50%, 09/15/27 (a)	100,000	93,879
3.90%, 11/19/29 (a)	100,000	91,656
6.05%, 05/14/34 (a)	100,000	99,701
6.35%, 03/15/40	50,000	51,132
5.10%, 05/15/44 (a)	50,000	43,178
HCA, Inc.
5.88%, 02/15/26 (a)	250,000	250,410
5.25%, 06/15/26 (a)	250,000	248,620
5.38%, 09/01/26 (a)	200,000	199,394
4.50%, 02/15/27 (a)	200,000	195,212
3.13%, 03/15/27 (a)	200,000	188,454
5.20%, 06/01/28 (a)	200,000	198,652
5.63%, 09/01/28 (a)	250,000	251,472
5.88%, 02/01/29 (a)	200,000	203,000
3.38%, 03/15/29 (a)	100,000	91,328
4.13%, 06/15/29 (a)	350,000	329,840
3.50%, 09/01/30 (a)	500,000	447,665
5.45%, 04/01/31 (a)	200,000	198,944
2.38%, 07/15/31 (a)	200,000	163,436
3.63%, 03/15/32 (a)	350,000	306,078
5.50%, 06/01/33 (a)	250,000	247,262
5.60%, 04/01/34 (a)	250,000	247,972
5.13%, 06/15/39 (a)	150,000	139,275
4.38%, 03/15/42 (a)	100,000	82,249
5.50%, 06/15/47 (a)	200,000	185,744
5.25%, 06/15/49 (a)	350,000	311,213
3.50%, 07/15/51 (a)	225,000	150,462
4.63%, 03/15/52 (a)	350,000	282,663
5.90%, 06/01/53 (a)	200,000	194,174
6.00%, 04/01/54 (a)	275,000	270,174
6.10%, 04/01/64 (a)	150,000	146,715
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hershey Co.
0.90%, 06/01/25 (a)	150,000	143,631
2.45%, 11/15/29 (a)	100,000	88,303
4.50%, 05/04/33 (a)	150,000	145,771
3.13%, 11/15/49 (a)	100,000	69,035
2.65%, 06/01/50 (a)	100,000	62,325
Hormel Foods Corp.
4.80%, 03/30/27 (a)	100,000	99,520
1.70%, 06/03/28 (a)	150,000	132,534
1.80%, 06/11/30 (a)	150,000	125,045
3.05%, 06/03/51 (a)	150,000	97,973
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	201,592
5.85%, 05/08/29 (a)	200,000	202,666
6.00%, 05/08/34 (a)	200,000	203,846
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	126,743
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	100,649
2.55%, 03/23/31 (a)	150,000	122,771
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	44,483
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	131,118
3.90%, 06/01/50 (a)	100,000	73,747
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	73,812
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	201,380
6.25%, 02/01/29 (a)	200,000	205,132
J M Smucker Co.
5.90%, 11/15/28 (a)	200,000	205,464
2.38%, 03/15/30 (a)	100,000	85,920
2.13%, 03/15/32 (a)	250,000	199,612
4.25%, 03/15/35	100,000	89,082
6.50%, 11/15/43 (a)	200,000	211,644
4.38%, 03/15/45	100,000	83,473
3.55%, 03/15/50 (a)	100,000	68,714
6.50%, 11/15/53 (a)	150,000	160,782
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
2.50%, 01/15/27 (a)	150,000	138,509
5.13%, 02/01/28 (a)	200,000	196,868
3.00%, 02/02/29 (a)	100,000	88,675
5.50%, 01/15/30 (a)	250,000	244,957
3.75%, 12/01/31 (a)	100,000	86,919
3.63%, 01/15/32 (a)	200,000	172,022
3.00%, 05/15/32 (a)	250,000	203,745
5.75%, 04/01/33 (a)	300,000	296,109
6.75%, 03/15/34 (a)(d)	200,000	210,608
4.38%, 02/02/52 (a)	150,000	111,740
6.50%, 12/01/52 (a)	300,000	301,317
7.25%, 11/15/53 (a)(d)	200,000	218,884
Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	121,769
Johnson & Johnson
0.55%, 09/01/25 (a)	150,000	141,975
2.45%, 03/01/26 (a)	300,000	287,490
2.95%, 03/03/27 (a)	200,000	190,740
0.95%, 09/01/27 (a)	400,000	354,752
2.90%, 01/15/28 (a)	200,000	188,276
4.80%, 06/01/29 (a)	200,000	200,562
1.30%, 09/01/30 (a)	400,000	327,132
4.90%, 06/01/31 (a)	200,000	200,364
4.38%, 12/05/33 (a)	150,000	146,094
4.95%, 06/01/34 (a)	150,000	150,240
3.55%, 03/01/36 (a)	200,000	173,598

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 03/03/37 (a)	200,000	172,984
5.95%, 08/15/37	200,000	217,118
3.40%, 01/15/38 (a)	150,000	125,180
5.85%, 07/15/38	100,000	107,701
2.10%, 09/01/40 (a)	250,000	165,902
4.50%, 09/01/40	150,000	140,454
4.50%, 12/05/43 (a)	100,000	92,887
3.70%, 03/01/46 (a)	330,000	263,597
3.75%, 03/03/47 (a)	200,000	160,388
3.50%, 01/15/48 (a)	150,000	114,435
2.25%, 09/01/50 (a)	200,000	117,622
5.25%, 06/01/54 (a)	175,000	174,329
2.45%, 09/01/60 (a)	250,000	139,593
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	95,429
2.81%, 06/01/41 (a)	250,000	180,040
4.88%, 04/01/42	150,000	140,357
4.15%, 05/01/47 (a)	250,000	208,410
3.27%, 11/01/49 (a)	150,000	106,677
3.00%, 06/01/51 (a)	250,000	166,002
Kellanova
3.25%, 04/01/26	150,000	144,502
3.40%, 11/15/27 (a)	100,000	94,340
4.30%, 05/15/28 (a)	100,000	97,262
2.10%, 06/01/30 (a)	150,000	126,249
7.45%, 04/01/31	100,000	111,870
4.50%, 04/01/46	100,000	84,386
5.75%, 05/16/54 (a)	75,000	74,735
Kenvue, Inc.
5.35%, 03/22/26 (a)	100,000	100,325
5.05%, 03/22/28 (a)	150,000	150,481
5.00%, 03/22/30 (a)	150,000	149,919
4.90%, 03/22/33 (a)	300,000	295,263
5.10%, 03/22/43 (a)	150,000	144,921
5.05%, 03/22/53 (a)	150,000	141,099
5.20%, 03/22/63 (a)	200,000	188,444
Keurig Dr Pepper, Inc.
2.55%, 09/15/26 (a)	100,000	94,130
5.10%, 03/15/27 (a)	150,000	149,656
4.60%, 05/25/28 (a)	250,000	244,790
5.05%, 03/15/29 (a)	150,000	149,086
3.95%, 04/15/29 (a)	175,000	165,737
3.20%, 05/01/30 (a)	200,000	179,586
2.25%, 03/15/31 (a)	100,000	82,921
5.20%, 03/15/31 (a)	150,000	148,983
4.05%, 04/15/32 (a)	200,000	184,698
5.30%, 03/15/34 (a)	100,000	99,263
4.50%, 11/15/45 (a)	150,000	127,857
4.42%, 12/15/46 (a)	50,000	41,950
3.80%, 05/01/50 (a)	150,000	112,296
4.50%, 04/15/52 (a)	200,000	167,058
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	144,459
1.05%, 09/15/27 (a)	50,000	44,148
3.95%, 11/01/28 (a)	100,000	96,218
3.20%, 04/25/29 (a)	100,000	92,789
3.10%, 03/26/30 (a)	250,000	227,182
2.00%, 11/02/31 (a)	150,000	123,788
4.50%, 02/16/33 (a)	100,000	96,565
3.20%, 07/30/46 (a)	100,000	71,542
3.90%, 05/04/47 (a)	100,000	79,440
2.88%, 02/07/50 (a)	100,000	66,967
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	38,000	37,771
Koninklijke Philips NV
6.88%, 03/11/38	150,000	165,097
5.00%, 03/15/42	95,000	86,628
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	450,000	430,848
3.88%, 05/15/27 (a)	250,000	241,895
3.75%, 04/01/30 (a)	50,000	46,502
4.25%, 03/01/31 (a)	200,000	189,422
5.00%, 07/15/35 (a)	100,000	97,143
6.88%, 01/26/39	150,000	166,443
6.50%, 02/09/40	125,000	134,128
5.00%, 06/04/42	200,000	181,862
5.20%, 07/15/45 (a)	250,000	231,067
4.38%, 06/01/46 (a)	500,000	410,720
4.88%, 10/01/49 (a)	250,000	218,930
5.50%, 06/01/50 (a)	200,000	191,868
Kroger Co.
3.50%, 02/01/26 (a)	200,000	194,230
2.65%, 10/15/26 (a)	150,000	141,392
3.70%, 08/01/27 (a)	100,000	96,025
4.50%, 01/15/29 (a)	200,000	195,762
1.70%, 01/15/31 (a)	100,000	80,039
6.90%, 04/15/38	50,000	55,548
5.40%, 07/15/40 (a)	100,000	97,372
5.00%, 04/15/42 (a)	100,000	93,001
3.88%, 10/15/46 (a)	100,000	75,114
4.45%, 02/01/47 (a)	200,000	166,168
4.65%, 01/15/48 (a)	50,000	42,504
5.40%, 01/15/49 (a)	100,000	94,962
3.95%, 01/15/50 (a)	150,000	115,668
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	150,000	143,052
2.95%, 12/01/29 (a)	100,000	89,071
2.70%, 06/01/31 (a)	150,000	127,061
4.70%, 02/01/45 (a)	150,000	131,966
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	77,986
4.12%, 07/01/55	100,000	80,671
3.34%, 07/01/60 (a)	100,000	66,303
Mattel, Inc.
5.45%, 11/01/41 (a)	75,000	67,511
Mayo Clinic
4.00%, 11/15/47	100,000	82,527
3.20%, 11/15/61 (a)	150,000	99,524
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	200,000	185,542
3.40%, 08/15/27 (a)	150,000	142,215
1.85%, 02/15/31 (a)	100,000	80,767
4.20%, 08/15/47 (a)	50,000	41,112
McKesson Corp.
0.90%, 12/03/25 (a)	200,000	187,276
1.30%, 08/15/26 (a)	200,000	183,842
3.95%, 02/16/28 (a)	100,000	96,009
5.10%, 07/15/33 (a)	150,000	149,454
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	85,512
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	147,577
5.90%, 11/01/39	150,000	152,296
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	194,864
4.50%, 03/30/33 (a)	150,000	143,519
Medtronic, Inc.
4.38%, 03/15/35	400,000	374,116
4.63%, 03/15/45	325,000	293,715
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	95,965
4.20%, 07/01/55	190,000	156,809

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Merck & Co., Inc.
0.75%, 02/24/26 (a)	250,000	232,632
1.70%, 06/10/27 (a)	300,000	273,105
1.90%, 12/10/28 (a)	200,000	176,536
3.40%, 03/07/29 (a)	350,000	328,412
4.30%, 05/17/30 (a)	150,000	145,260
1.45%, 06/24/30 (a)	250,000	204,430
2.15%, 12/10/31 (a)	400,000	330,088
4.50%, 05/17/33 (a)	250,000	240,472
6.50%, 12/01/33 (f)(g)	100,000	110,697
6.55%, 09/15/37	100,000	112,226
3.90%, 03/07/39 (a)	200,000	171,694
2.35%, 06/24/40 (a)	100,000	67,910
3.60%, 09/15/42 (a)	100,000	78,934
4.15%, 05/18/43	200,000	170,058
4.90%, 05/17/44 (a)	150,000	140,190
3.70%, 02/10/45 (a)	400,000	313,160
4.00%, 03/07/49 (a)	300,000	241,152
2.45%, 06/24/50 (a)	250,000	147,875
2.75%, 12/10/51 (a)	400,000	248,924
5.00%, 05/17/53 (a)	250,000	234,005
2.90%, 12/10/61 (a)	250,000	149,140
5.15%, 05/17/63 (a)	150,000	141,918
Methodist Hospital
2.71%, 12/01/50 (a)	150,000	94,233
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	333,560
5.00%, 05/01/42	200,000	183,100
4.20%, 07/15/46 (a)	330,000	265,201
Mondelez International, Inc.
2.63%, 03/17/27 (a)	150,000	140,385
4.75%, 02/20/29 (a)	100,000	98,471
2.75%, 04/13/30 (a)	150,000	132,069
1.50%, 02/04/31 (a)	75,000	59,648
3.00%, 03/17/32 (a)	150,000	128,694
1.88%, 10/15/32 (a)	150,000	117,845
2.63%, 09/04/50 (a)	150,000	90,521
Montefiore Obligated Group
4.29%, 09/01/50	100,000	63,289
Mount Sinai Hospital
3.74%, 07/01/49 (a)	100,000	71,749
3.39%, 07/01/50 (a)	150,000	100,077
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	59,413
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	143,913
5.40%, 11/29/43 (a)	100,000	86,507
5.20%, 04/15/48 (a)	100,000	80,587
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	67,051
4.02%, 08/01/45	150,000	125,649
2.61%, 08/01/60 (a)	100,000	55,859
3.95%, 08/01/19 (a)	100,000	71,074
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	35,465
4.26%, 11/01/47 (a)	150,000	120,858
3.81%, 11/01/49 (a)	100,000	74,062
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	75,145
3.17%, 11/01/51 (a)	100,000	66,763
Novartis Capital Corp.
3.00%, 11/20/25 (a)	250,000	242,992
2.00%, 02/14/27 (a)	200,000	185,930
3.10%, 05/17/27 (a)	200,000	191,024
2.20%, 08/14/30 (a)	250,000	215,305
3.70%, 09/21/42	100,000	81,878
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 05/06/44	350,000	311,437
4.00%, 11/20/45 (a)	225,000	188,030
2.75%, 08/14/50 (a)	200,000	128,882
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	31,023
NYU Langone Hospitals
4.78%, 07/01/44	100,000	92,209
4.37%, 07/01/47 (a)	100,000	87,907
3.38%, 07/01/55 (a)	150,000	102,783
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	50,000	34,709
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	124,172
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	40,872
3.33%, 10/01/50 (a)	100,000	71,549
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	50,000	46,958
4.79%, 11/15/48 (a)	75,000	65,240
3.22%, 11/15/50 (a)	100,000	65,211
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	100,000	96,886
PepsiCo, Inc.
3.50%, 07/17/25 (a)	150,000	147,186
2.85%, 02/24/26 (a)	100,000	96,437
2.38%, 10/06/26 (a)	250,000	235,760
5.13%, 11/10/26 (a)	150,000	150,672
2.63%, 03/19/27 (a)	150,000	141,017
3.00%, 10/15/27 (a)	250,000	235,505
3.60%, 02/18/28 (a)	150,000	144,002
4.45%, 05/15/28 (a)	150,000	148,602
7.00%, 03/01/29	150,000	163,834
2.63%, 07/29/29 (a)	250,000	225,410
2.75%, 03/19/30 (a)	350,000	311,426
1.63%, 05/01/30 (a)	200,000	166,538
1.40%, 02/25/31 (a)	200,000	160,096
1.95%, 10/21/31 (a)	250,000	204,515
3.90%, 07/18/32 (a)	200,000	185,716
4.45%, 02/15/33 (a)	150,000	148,513
5.50%, 01/15/40	150,000	153,312
3.50%, 03/19/40 (a)	50,000	40,401
2.63%, 10/21/41 (a)	150,000	105,143
3.60%, 08/13/42	75,000	59,466
4.45%, 04/14/46 (a)	200,000	176,698
3.45%, 10/06/46 (a)	150,000	112,991
4.00%, 05/02/47 (a)	100,000	81,411
3.38%, 07/29/49 (a)	75,000	54,440
2.88%, 10/15/49 (a)	150,000	99,645
3.63%, 03/19/50 (a)	200,000	152,202
2.75%, 10/21/51 (a)	150,000	95,124
4.20%, 07/18/52 (a)	100,000	83,513
4.65%, 02/15/53 (a)	100,000	90,248
3.88%, 03/19/60 (a)	100,000	77,938
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (a)	500,000	493,335
4.45%, 05/19/28 (a)	700,000	685,377
4.65%, 05/19/30 (a)	500,000	489,165
4.75%, 05/19/33 (a)	950,000	919,524
5.11%, 05/19/43 (a)	500,000	475,235
5.30%, 05/19/53 (a)	1,050,000	1,005,375
5.34%, 05/19/63 (a)	700,000	658,126
Pfizer, Inc.
2.75%, 06/03/26	100,000	95,716
3.00%, 12/15/26	350,000	333,977
3.60%, 09/15/28 (a)	200,000	191,048

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 03/15/29 (a)	300,000	282,333
2.63%, 04/01/30 (a)	200,000	175,996
1.70%, 05/28/30 (a)	200,000	166,682
1.75%, 08/18/31 (a)	200,000	161,232
4.00%, 12/15/36	150,000	133,358
4.10%, 09/15/38 (a)	150,000	132,015
3.90%, 03/15/39 (a)	125,000	106,153
7.20%, 03/15/39	460,000	541,972
2.55%, 05/28/40 (a)	200,000	138,990
5.60%, 09/15/40	50,000	50,817
4.30%, 06/15/43	100,000	86,123
4.40%, 05/15/44	180,000	160,052
4.13%, 12/15/46	200,000	165,660
4.20%, 09/15/48 (a)	200,000	165,906
4.00%, 03/15/49 (a)	250,000	200,935
2.70%, 05/28/50 (a)	200,000	128,024
Pharmacia LLC
6.60%, 12/01/28	150,000	159,078
Philip Morris International, Inc.
3.38%, 08/11/25 (a)	130,000	127,087
5.00%, 11/17/25	200,000	198,952
4.88%, 02/13/26	350,000	347,620
0.88%, 05/01/26 (a)	150,000	138,153
4.75%, 02/12/27	200,000	198,122
5.13%, 11/17/27 (a)	300,000	299,568
4.88%, 02/15/28 (a)	250,000	247,485
3.13%, 03/02/28 (a)	100,000	93,058
5.25%, 09/07/28 (a)	150,000	150,729
4.88%, 02/13/29 (a)	200,000	197,240
3.38%, 08/15/29 (a)	150,000	138,275
5.63%, 11/17/29 (a)	250,000	254,750
5.13%, 02/15/30 (a)	450,000	446,931
2.10%, 05/01/30 (a)	150,000	126,455
1.75%, 11/01/30 (a)	150,000	121,430
5.13%, 02/13/31 (a)	200,000	197,060
5.75%, 11/17/32 (a)	300,000	306,210
5.38%, 02/15/33 (a)	400,000	397,036
5.63%, 09/07/33 (a)	150,000	151,312
5.25%, 02/13/34 (a)	300,000	293,808
6.38%, 05/16/38	250,000	268,492
4.38%, 11/15/41	200,000	168,378
4.50%, 03/20/42	100,000	85,681
3.88%, 08/21/42	100,000	78,265
4.13%, 03/04/43	175,000	141,260
4.88%, 11/15/43	100,000	89,130
4.25%, 11/10/44	200,000	162,462
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	138,984
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	180,368
3.50%, 03/01/32 (a)	150,000	126,279
6.25%, 07/01/33 (a)	150,000	152,175
6.88%, 05/15/34 (a)	100,000	105,770
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	105,040
Procter & Gamble Co.
0.55%, 10/29/25	125,000	117,496
2.70%, 02/02/26	150,000	144,558
1.00%, 04/23/26	250,000	232,685
2.45%, 11/03/26	241,000	227,711
1.90%, 02/01/27	200,000	185,662
2.80%, 03/25/27	100,000	94,874
2.85%, 08/11/27	150,000	141,540
3.95%, 01/26/28	100,000	97,740
4.35%, 01/29/29	100,000	98,712
3.00%, 03/25/30	300,000	274,356
1.20%, 10/29/30	150,000	120,900
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.95%, 04/23/31	150,000	126,051
2.30%, 02/01/32	200,000	170,120
4.05%, 01/26/33	150,000	142,787
4.55%, 01/29/34	150,000	146,015
5.55%, 03/05/37	150,000	157,314
3.55%, 03/25/40	100,000	83,086
3.50%, 10/25/47	100,000	78,057
3.60%, 03/25/50	100,000	78,608
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	174,776
5.40%, 10/01/33 (a)	100,000	100,094
3.93%, 10/01/48 (a)	100,000	76,613
2.70%, 10/01/51 (a)	150,000	88,001
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	100,000	96,170
2.95%, 06/30/30 (a)	150,000	132,296
2.80%, 06/30/31 (a)	200,000	170,636
6.40%, 11/30/33 (a)	125,000	133,505
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	203,860
2.80%, 09/15/50 (a)	150,000	91,881
Revvity, Inc.
1.90%, 09/15/28 (a)	100,000	86,824
3.30%, 09/15/29 (a)	150,000	136,092
2.55%, 03/15/31 (a)	100,000	83,396
2.25%, 09/15/31 (a)	150,000	121,904
3.63%, 03/15/51 (a)	50,000	34,526
Reynolds American, Inc.
4.45%, 06/12/25 (a)	295,000	291,522
5.70%, 08/15/35 (a)	150,000	147,316
7.25%, 06/15/37	75,000	81,014
6.15%, 09/15/43	100,000	98,219
5.85%, 08/15/45 (a)	350,000	326,270
Royalty Pharma PLC
1.20%, 09/02/25 (a)	100,000	94,682
1.75%, 09/02/27 (a)	200,000	178,492
2.20%, 09/02/30 (a)	200,000	165,418
2.15%, 09/02/31 (a)	150,000	119,751
3.30%, 09/02/40 (a)	200,000	145,062
3.55%, 09/02/50 (a)	150,000	100,796
3.35%, 09/02/51 (a)	50,000	31,949
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	94,374
Sanofi SA
3.63%, 06/19/28 (a)	250,000	239,735
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	31,288
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	485,000	463,233
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	204,912
5.40%, 03/20/34 (a)	150,000	147,094
Solventum Corp.
5.45%, 02/25/27 (a)(d)	200,000	199,630
5.40%, 03/01/29 (a)(d)	250,000	248,500
5.45%, 03/13/31 (a)(d)	200,000	197,308
5.60%, 03/23/34 (a)(d)	275,000	270,286
5.90%, 04/30/54 (a)(d)	200,000	192,160
6.00%, 05/15/64 (a)(d)	100,000	95,601
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	99,051
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	90,897
3.80%, 11/15/48 (a)	150,000	119,075

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	126,794
3.75%, 03/15/51 (a)	150,000	108,882
Stryker Corp.
1.15%, 06/15/25 (a)	100,000	95,712
3.38%, 11/01/25 (a)	150,000	145,819
3.50%, 03/15/26 (a)	150,000	145,530
3.65%, 03/07/28 (a)	150,000	142,662
4.85%, 12/08/28 (a)	150,000	148,348
1.95%, 06/15/30 (a)	200,000	167,664
4.38%, 05/15/44 (a)	100,000	86,298
4.63%, 03/15/46 (a)	150,000	132,240
2.90%, 06/15/50 (a)	150,000	97,775
Sutter Health
1.32%, 08/15/25 (a)	100,000	95,225
2.29%, 08/15/30 (a)	100,000	85,399
3.16%, 08/15/40 (a)	100,000	76,159
4.09%, 08/15/48 (a)	65,000	53,385
3.36%, 08/15/50 (a)	75,000	53,450
5.55%, 08/15/53 (a)	100,000	101,885
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	97,708
3.30%, 07/15/26 (a)	150,000	144,034
3.25%, 07/15/27 (a)	150,000	141,758
2.40%, 02/15/30 (a)	100,000	85,996
5.95%, 04/01/30 (a)	200,000	207,616
2.45%, 12/14/31 (a)	150,000	123,429
6.00%, 01/17/34 (a)	100,000	104,671
6.60%, 04/01/40 (a)	75,000	81,647
4.85%, 10/01/45 (a)	100,000	88,346
4.50%, 04/01/46 (a)	150,000	126,393
4.45%, 03/15/48 (a)	100,000	82,873
3.30%, 02/15/50 (a)	100,000	68,455
6.60%, 04/01/50 (a)	150,000	167,278
3.15%, 12/14/51 (a)	150,000	98,460
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	250,000	247,647
2.05%, 03/31/30 (a)	500,000	420,605
3.03%, 07/09/40 (a)	200,000	146,540
3.18%, 07/09/50 (a)	450,000	302,737
3.38%, 07/09/60 (a)	200,000	129,120
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	116,180
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	100,000	99,685
4.80%, 11/21/27 (a)	200,000	198,952
1.75%, 10/15/28 (a)	100,000	87,778
5.00%, 01/31/29 (a)	200,000	200,072
2.60%, 10/01/29 (a)	150,000	133,362
4.98%, 08/10/30 (a)	150,000	149,272
2.00%, 10/15/31 (a)	250,000	203,157
4.95%, 11/21/32 (a)	150,000	148,263
5.09%, 08/10/33 (a)	200,000	198,562
2.80%, 10/15/41 (a)	250,000	177,990
5.40%, 08/10/43 (a)	100,000	100,081
5.30%, 02/01/44 (a)	45,000	44,104
4.10%, 08/15/47 (a)	150,000	123,542
Trinity Health Corp.
4.13%, 12/01/45	100,000	84,397
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	200,000	195,116
3.55%, 06/02/27 (a)	250,000	238,007
4.35%, 03/01/29 (a)	150,000	144,084
5.40%, 03/15/29 (a)	100,000	99,969
5.70%, 03/15/34 (a)	175,000	174,079
4.88%, 08/15/34 (a)	50,000	47,074
5.15%, 08/15/44 (a)	150,000	132,912
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 06/02/47 (a)	100,000	80,695
5.10%, 09/28/48 (a)	300,000	261,960
Unilever Capital Corp.
2.00%, 07/28/26	250,000	234,802
2.90%, 05/05/27 (a)	250,000	236,950
3.50%, 03/22/28 (a)	250,000	237,982
4.88%, 09/08/28 (a)	150,000	150,057
2.13%, 09/06/29 (a)	150,000	131,006
1.38%, 09/14/30 (a)	100,000	80,763
1.75%, 08/12/31 (a)	150,000	121,260
5.90%, 11/15/32	100,000	106,034
5.00%, 12/08/33 (a)	150,000	149,625
2.63%, 08/12/51 (a)	100,000	63,296
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	137,465
2.65%, 10/15/30 (a)	225,000	189,828
UPMC
5.04%, 05/15/33 (a)	150,000	146,695
5.38%, 05/15/43 (a)	100,000	99,252
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	400,000	385,992
5.25%, 06/15/46 (a)	200,000	164,252
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	143,724
2.30%, 06/22/27 (a)	100,000	90,754
2.70%, 06/22/30 (a)	300,000	252,657
3.85%, 06/22/40 (a)	250,000	182,610
4.00%, 06/22/50 (a)	300,000	202,764
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	65,028
Whirlpool Corp.
4.75%, 02/26/29 (a)	100,000	97,005
2.40%, 05/15/31 (a)	100,000	81,658
5.75%, 03/01/34 (a)	100,000	98,059
4.50%, 06/01/46 (a)	100,000	78,927
4.60%, 05/15/50 (a)	100,000	78,449
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	96,690
Wyeth LLC
6.50%, 02/01/34	150,000	163,827
6.00%, 02/15/36	100,000	106,135
5.95%, 04/01/37	300,000	315,021
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	100,000	59,650
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26 (a)	100,000	96,262
5.35%, 12/01/28 (a)	100,000	100,632
2.60%, 11/24/31 (a)	150,000	124,323
5.75%, 11/30/39	75,000	74,723
4.45%, 08/15/45 (a)	75,000	63,601
Zoetis, Inc.
5.40%, 11/14/25 (a)	100,000	99,983
3.00%, 09/12/27 (a)	100,000	93,502
3.90%, 08/20/28 (a)	100,000	95,254
2.00%, 05/15/30 (a)	150,000	125,399
5.60%, 11/16/32 (a)	150,000	153,285
4.70%, 02/01/43 (a)	195,000	174,283
3.95%, 09/12/47 (a)	100,000	78,685
4.45%, 08/20/48 (a)	100,000	85,239
3.00%, 05/15/50 (a)	100,000	65,475
		178,964,737

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy 1.7%
Apache Corp.
4.38%, 10/15/28 (a)	100,000	94,290
4.25%, 01/15/30 (a)	100,000	92,679
6.00%, 01/15/37	100,000	99,029
5.10%, 09/01/40 (a)	225,000	193,822
5.25%, 02/01/42 (a)	100,000	85,969
4.75%, 04/15/43 (a)	100,000	80,188
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	190,462
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06%, 12/15/26 (a)	100,000	92,470
3.34%, 12/15/27 (a)	200,000	188,478
3.14%, 11/07/29 (a)	100,000	90,458
4.49%, 05/01/30 (a)	150,000	144,338
4.08%, 12/15/47 (a)	250,000	200,127
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	100,000	97,254
4.80%, 05/03/29 (a)	100,000	97,465
3.40%, 02/15/31 (a)	100,000	87,066
3.60%, 09/01/32 (a)	100,000	86,049
5.63%, 08/01/34 (a)	100,000	98,058
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	100,000	98,168
3.41%, 02/11/26 (a)	150,000	145,583
3.12%, 05/04/26 (a)	200,000	192,500
3.02%, 01/16/27 (a)	100,000	95,063
3.54%, 04/06/27 (a)	100,000	95,921
3.59%, 04/14/27 (a)	100,000	96,069
5.02%, 11/17/27 (a)	150,000	149,742
3.94%, 09/21/28 (a)	150,000	143,802
4.23%, 11/06/28 (a)	350,000	338,775
4.70%, 04/10/29 (a)	200,000	197,134
4.97%, 10/17/29 (a)	150,000	149,179
3.63%, 04/06/30 (a)	300,000	278,610
1.75%, 08/10/30 (a)	200,000	165,308
2.72%, 01/12/32 (a)	350,000	296,978
4.81%, 02/13/33 (a)	400,000	387,144
4.89%, 09/11/33 (a)	250,000	242,742
4.99%, 04/10/34 (a)	150,000	146,167
5.23%, 11/17/34 (a)	175,000	173,344
3.06%, 06/17/41 (a)	300,000	218,433
3.00%, 02/24/50 (a)	400,000	260,848
2.77%, 11/10/50 (a)	250,000	154,460
2.94%, 06/04/51 (a)	400,000	255,084
3.00%, 03/17/52 (a)	250,000	161,615
3.38%, 02/08/61 (a)	300,000	197,889
BP Capital Markets PLC
3.28%, 09/19/27 (a)	350,000	331,054
3.72%, 11/28/28 (a)	150,000	141,908
6.45%, 12/01/33 (a)(b)(h)	250,000	255,935
Burlington Resources LLC
7.40%, 12/01/31	200,000	226,944
5.95%, 10/15/36	75,000	78,050
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (a)	100,000	96,078
3.85%, 06/01/27 (a)	250,000	239,832
7.20%, 01/15/32	75,000	81,952
6.45%, 06/30/33	195,000	206,296
6.25%, 03/15/38	180,000	185,281
6.75%, 02/01/39	150,000	159,891
4.95%, 06/01/47 (a)	100,000	87,850
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	100,000	82,331
5.25%, 06/15/37 (a)	76,000	71,803
6.75%, 11/15/39	100,000	107,354
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 06/15/47 (a)	100,000	92,518
3.75%, 02/15/52 (a)	150,000	106,901
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	275,000	272,970
3.70%, 11/15/29 (a)	200,000	183,984
2.74%, 12/31/39 (a)	100,000	79,969
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	237,822
4.00%, 03/01/31 (a)	250,000	225,897
3.25%, 01/31/32 (a)	150,000	127,379
5.95%, 06/30/33 (a)	300,000	303,111
5.75%, 08/15/34 (a)(d)	200,000	199,050
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	289,548
5.65%, 04/15/34 (a)(d)	200,000	198,576
Chevron Corp.
3.33%, 11/17/25 (a)	125,000	121,991
2.95%, 05/16/26 (a)	400,000	384,684
2.00%, 05/11/27 (a)	200,000	184,214
2.24%, 05/11/30 (a)	250,000	215,442
3.08%, 05/11/50 (a)	150,000	102,068
Chevron USA, Inc.
0.69%, 08/12/25 (a)	100,000	95,032
1.02%, 08/12/27 (a)	150,000	132,770
3.85%, 01/15/28 (a)	100,000	97,033
3.25%, 10/15/29 (a)	100,000	92,511
6.00%, 03/01/41 (a)	50,000	53,741
5.25%, 11/15/43 (a)	100,000	100,211
2.34%, 08/12/50 (a)	150,000	87,204
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	197,382
5.80%, 06/01/45 (a)	100,000	98,271
Conoco Funding Co.
7.25%, 10/15/31	100,000	112,391
ConocoPhillips
5.90%, 10/15/32	100,000	105,235
6.50%, 02/01/39	300,000	331,059
4.88%, 10/01/47 (a)	100,000	92,001
ConocoPhillips Co.
6.95%, 04/15/29	200,000	216,720
5.05%, 09/15/33 (a)	150,000	148,056
3.76%, 03/15/42 (a)	150,000	119,870
4.30%, 11/15/44 (a)	150,000	127,481
3.80%, 03/15/52 (a)	200,000	149,662
5.30%, 05/15/53 (a)	150,000	142,455
5.55%, 03/15/54 (a)	200,000	197,204
4.03%, 03/15/62 (a)	307,000	230,456
5.70%, 09/15/63 (a)	150,000	149,818
Continental Resources, Inc.
4.38%, 01/15/28 (a)	250,000	240,210
4.90%, 06/01/44 (a)	100,000	82,773
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	150,000	143,973
4.38%, 03/15/29 (a)	100,000	95,304
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	127,000	126,531
5.13%, 05/15/29 (a)	200,000	197,434
3.25%, 02/15/32 (a)	200,000	171,054
Devon Energy Corp.
5.85%, 12/15/25 (a)	100,000	100,507
5.25%, 10/15/27 (a)	130,000	129,561
5.88%, 06/15/28 (a)(d)	30,000	30,080
4.50%, 01/15/30 (a)	130,000	124,411
7.88%, 09/30/31	100,000	113,623
7.95%, 04/15/32	100,000	114,081
5.60%, 07/15/41 (a)	250,000	235,280

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 05/15/42 (a)	100,000	84,888
5.00%, 06/15/45 (a)	100,000	86,487
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	190,854
5.20%, 04/18/27 (a)	150,000	149,719
3.50%, 12/01/29 (a)	150,000	137,648
5.15%, 01/30/30 (a)	150,000	148,740
3.13%, 03/24/31 (a)	150,000	131,439
6.25%, 03/15/33 (a)	200,000	209,118
5.40%, 04/18/34 (a)	200,000	197,300
4.40%, 03/24/51 (a)	100,000	80,189
4.25%, 03/15/52 (a)	150,000	116,931
6.25%, 03/15/53 (a)	100,000	103,363
5.75%, 04/18/54 (a)	250,000	241,377
5.90%, 04/18/64 (a)	225,000	216,655
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	200,000	177,642
4.80%, 11/01/43 (a)(d)	100,000	87,999
Enbridge Energy Partners LP
7.50%, 04/15/38	100,000	114,429
5.50%, 09/15/40 (a)	80,000	76,320
7.38%, 10/15/45 (a)	100,000	115,042
Enbridge, Inc.
1.60%, 10/04/26 (a)	100,000	91,679
5.90%, 11/15/26 (a)	150,000	151,693
5.25%, 04/05/27 (a)	125,000	124,745
3.70%, 07/15/27 (a)	150,000	143,649
6.00%, 11/15/28 (a)	150,000	154,062
5.30%, 04/05/29 (a)	150,000	149,854
3.13%, 11/15/29 (a)	250,000	225,180
6.20%, 11/15/30 (a)	150,000	156,858
5.70%, 03/08/33 (a)	400,000	401,636
2.50%, 08/01/33 (a)	200,000	157,882
5.63%, 04/05/34 (a)	200,000	198,840
4.50%, 06/10/44 (a)	100,000	83,138
5.50%, 12/01/46 (a)	100,000	96,170
4.00%, 11/15/49 (a)	100,000	75,654
3.40%, 08/01/51 (a)	150,000	101,697
6.70%, 11/15/53 (a)	250,000	274,007
5.95%, 04/05/54 (a)	100,000	99,610
Energy Transfer LP
4.75%, 01/15/26 (a)	150,000	148,206
3.90%, 07/15/26 (a)	100,000	96,778
6.05%, 12/01/26 (a)	150,000	152,134
4.40%, 03/15/27 (a)	150,000	146,196
4.20%, 04/15/27 (a)	100,000	96,870
5.50%, 06/01/27 (a)	150,000	150,286
4.00%, 10/01/27 (a)	200,000	191,576
5.55%, 02/15/28 (a)	150,000	150,937
4.95%, 05/15/28 (a)	150,000	147,526
4.95%, 06/15/28 (a)	150,000	147,729
6.10%, 12/01/28 (a)	150,000	154,197
5.25%, 04/15/29 (a)	300,000	298,539
4.15%, 09/15/29 (a)	100,000	94,413
3.75%, 05/15/30 (a)	300,000	274,650
6.40%, 12/01/30 (a)	200,000	209,376
5.75%, 02/15/33 (a)	250,000	250,910
6.55%, 12/01/33 (a)	250,000	264,017
5.55%, 05/15/34 (a)	200,000	197,124
4.90%, 03/15/35 (a)	80,000	74,676
6.63%, 10/15/36	100,000	105,329
5.80%, 06/15/38 (a)	150,000	146,046
7.50%, 07/01/38	50,000	56,840
6.05%, 06/01/41 (a)	100,000	98,592
6.50%, 02/01/42 (a)	150,000	155,778
6.10%, 02/15/42	100,000	98,643
4.95%, 01/15/43 (a)	100,000	85,795
5.15%, 02/01/43 (a)	100,000	87,736
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 10/01/43 (a)	100,000	96,822
5.30%, 04/01/44 (a)	100,000	89,772
5.00%, 05/15/44 (a)	75,000	64,892
5.15%, 03/15/45 (a)	200,000	176,328
5.35%, 05/15/45 (a)	100,000	89,791
6.13%, 12/15/45 (a)	165,000	162,855
5.30%, 04/15/47 (a)	200,000	176,650
5.40%, 10/01/47 (a)	300,000	269,796
6.00%, 06/15/48 (a)	150,000	145,034
6.25%, 04/15/49 (a)	300,000	299,076
5.00%, 05/15/50 (a)	350,000	297,374
5.95%, 05/15/54 (a)	250,000	241,325
Eni USA, Inc.
7.30%, 11/15/27	100,000	105,738
EnLink Midstream LLC
5.38%, 06/01/29 (a)	200,000	195,068
EnLink Midstream Partners LP
4.85%, 07/15/26 (a)	100,000	97,863
5.60%, 04/01/44 (a)	75,000	66,088
5.05%, 04/01/45 (a)	75,000	61,494
5.45%, 06/01/47 (a)	75,000	65,134
Enterprise Products Operating LLC
5.05%, 01/10/26	150,000	149,640
3.70%, 02/15/26 (a)	100,000	97,511
4.60%, 01/11/27 (a)	200,000	197,934
3.95%, 02/15/27 (a)	150,000	145,911
4.15%, 10/16/28 (a)	150,000	144,897
3.13%, 07/31/29 (a)	200,000	182,798
2.80%, 01/31/30 (a)	250,000	222,400
5.35%, 01/31/33 (a)	200,000	200,868
6.88%, 03/01/33	50,000	55,278
4.85%, 01/31/34 (a)	150,000	145,281
6.65%, 10/15/34	75,000	82,392
7.55%, 04/15/38	100,000	117,884
6.13%, 10/15/39	150,000	157,015
6.45%, 09/01/40	100,000	108,185
5.95%, 02/01/41	100,000	102,940
5.70%, 02/15/42	100,000	100,488
4.85%, 08/15/42 (a)	100,000	91,117
4.45%, 02/15/43 (a)	200,000	172,624
4.85%, 03/15/44 (a)	225,000	203,668
5.10%, 02/15/45 (a)	200,000	186,686
4.90%, 05/15/46 (a)	200,000	181,126
4.25%, 02/15/48 (a)	250,000	205,215
4.80%, 02/01/49 (a)	250,000	221,565
4.20%, 01/31/50 (a)	250,000	201,892
3.70%, 01/31/51 (a)	200,000	147,546
3.20%, 02/15/52 (a)	200,000	133,036
3.30%, 02/15/53 (a)	150,000	101,471
4.95%, 10/15/54 (a)	50,000	44,669
3.95%, 01/31/60 (a)	150,000	110,399
5.25%, 08/16/77 (a)(b)	175,000	168,054
5.38%, 02/15/78 (a)(b)	100,000	93,298
EOG Resources, Inc.
4.15%, 01/15/26 (a)	100,000	98,348
4.38%, 04/15/30 (a)	100,000	96,881
3.90%, 04/01/35 (a)	74,000	66,197
4.95%, 04/15/50 (a)	150,000	138,698
EQT Corp.
3.90%, 10/01/27 (a)	250,000	238,287
5.70%, 04/01/28 (a)	100,000	100,634
5.00%, 01/15/29 (a)	100,000	97,530
7.50%, 02/01/30 (a)(f)	50,000	52,926
5.75%, 02/01/34 (a)	100,000	99,259
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	500,000	483,070
2.28%, 08/16/26 (a)	150,000	141,447

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.29%, 03/19/27 (a)	150,000	144,486
2.44%, 08/16/29 (a)	200,000	178,118
3.48%, 03/19/30 (a)	400,000	371,296
2.61%, 10/15/30 (a)	350,000	305,854
3.00%, 08/16/39 (a)	150,000	113,885
4.23%, 03/19/40 (a)	350,000	309,218
3.57%, 03/06/45 (a)	230,000	176,148
4.11%, 03/01/46 (a)	400,000	333,504
3.10%, 08/16/49 (a)	300,000	204,690
4.33%, 03/19/50 (a)	400,000	339,264
3.45%, 04/15/51 (a)	450,000	324,904
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	97,724
2.92%, 03/01/30 (a)	200,000	178,340
4.85%, 11/15/35 (a)	150,000	143,402
6.70%, 09/15/38	100,000	110,149
7.45%, 09/15/39	200,000	236,946
4.50%, 11/15/41 (a)	150,000	130,214
4.75%, 08/01/43 (a)	100,000	88,630
5.00%, 11/15/45 (a)	330,000	302,254
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	100,000	83,145
Hess Corp.
4.30%, 04/01/27 (a)	250,000	243,435
7.88%, 10/01/29	100,000	111,699
7.30%, 08/15/31	100,000	111,570
7.13%, 03/15/33	100,000	112,126
6.00%, 01/15/40	100,000	103,296
5.60%, 02/15/41	200,000	199,586
5.80%, 04/01/47 (a)	50,000	50,155
HF Sinclair Corp.
5.88%, 04/01/26 (a)	150,000	150,616
5.00%, 02/01/28 (a)(d)	100,000	96,593
4.50%, 10/01/30 (a)	100,000	93,162
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	200,000	222,404
5.80%, 03/15/35	150,000	150,247
6.95%, 01/15/38	180,000	195,113
6.50%, 09/01/39	100,000	103,124
6.55%, 09/15/40	150,000	154,777
7.50%, 11/15/40	100,000	112,064
6.38%, 03/01/41	100,000	101,757
5.63%, 09/01/41	50,000	47,053
5.00%, 08/15/42 (a)	100,000	87,718
4.70%, 11/01/42 (a)	45,000	37,985
5.00%, 03/01/43 (a)	100,000	87,694
5.50%, 03/01/44 (a)	200,000	184,860
5.40%, 09/01/44 (a)	95,000	87,271
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	245,000	241,803
1.75%, 11/15/26 (a)	100,000	91,837
4.30%, 03/01/28 (a)	200,000	194,062
5.00%, 02/01/29 (a)	200,000	197,150
2.00%, 02/15/31 (a)	250,000	203,837
7.75%, 01/15/32	150,000	168,630
4.80%, 02/01/33 (a)	200,000	188,260
5.20%, 06/01/33 (a)	250,000	241,550
5.40%, 02/01/34 (a)	150,000	146,958
5.30%, 12/01/34 (a)	250,000	242,087
5.55%, 06/01/45 (a)	330,000	309,675
5.05%, 02/15/46 (a)	200,000	174,898
5.20%, 03/01/48 (a)	100,000	88,615
3.25%, 08/01/50 (a)	100,000	63,969
3.60%, 02/15/51 (a)	150,000	102,846
5.45%, 08/01/52 (a)	150,000	137,750
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	195,662
5.30%, 04/01/29 (a)	100,000	100,307
6.80%, 03/15/32	100,000	108,946
5.70%, 04/01/34 (a)	100,000	101,821
6.60%, 10/01/37	100,000	108,552
5.20%, 06/01/45 (a)	100,000	92,722
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	100,000	99,411
3.80%, 04/01/28 (a)	100,000	95,136
6.50%, 03/01/41 (a)	200,000	211,118
4.75%, 09/15/44 (a)	150,000	129,036
4.50%, 04/01/48 (a)	50,000	40,385
5.00%, 09/15/54 (a)	100,000	84,773
MPLX LP
4.88%, 06/01/25 (a)	300,000	297,645
1.75%, 03/01/26 (a)	250,000	234,227
4.13%, 03/01/27 (a)	200,000	193,872
4.25%, 12/01/27 (a)	150,000	145,004
4.00%, 03/15/28 (a)	150,000	143,213
4.80%, 02/15/29 (a)	150,000	146,865
2.65%, 08/15/30 (a)	250,000	213,695
4.95%, 09/01/32 (a)	150,000	142,830
5.00%, 03/01/33 (a)	150,000	142,616
5.50%, 06/01/34 (a)	275,000	269,107
4.50%, 04/15/38 (a)	350,000	304,493
5.20%, 03/01/47 (a)	150,000	134,835
5.20%, 12/01/47 (a)	100,000	89,362
4.70%, 04/15/48 (a)	225,000	186,687
5.50%, 02/15/49 (a)	300,000	278,025
4.95%, 03/14/52 (a)	250,000	212,992
5.65%, 03/01/53 (a)	100,000	94,516
4.90%, 04/15/58 (a)	100,000	82,488
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	99,464
5.50%, 01/15/26 (a)	100,000	99,655
3.95%, 09/15/27 (a)	100,000	95,263
4.75%, 09/01/28 (a)	100,000	96,994
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	193,304
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	91,630
3.95%, 12/01/42 (a)	150,000	113,121
Occidental Petroleum Corp.
5.50%, 12/01/25 (a)	200,000	199,354
5.55%, 03/15/26 (a)	200,000	199,906
8.88%, 07/15/30 (a)	200,000	229,676
6.63%, 09/01/30 (a)	200,000	209,078
6.13%, 01/01/31 (a)	200,000	204,560
7.50%, 05/01/31	200,000	220,404
7.88%, 09/15/31	75,000	84,140
6.45%, 09/15/36	300,000	312,795
7.95%, 06/15/39	75,000	86,224
6.20%, 03/15/40	150,000	151,188
6.60%, 03/15/46 (a)	200,000	209,750
4.40%, 04/15/46 (a)	100,000	79,225
4.20%, 03/15/48 (a)	50,000	37,848
ONEOK Partners LP
6.65%, 10/01/36	100,000	105,329
6.85%, 10/15/37	150,000	161,193
6.13%, 02/01/41 (a)	150,000	150,858
6.20%, 09/15/43 (a)	75,000	75,997
ONEOK, Inc.
2.20%, 09/15/25 (a)	50,000	47,884
5.85%, 01/15/26 (a)	155,000	155,735
5.55%, 11/01/26 (a)	150,000	150,414
4.55%, 07/15/28 (a)	150,000	145,676

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 11/01/28 (a)	150,000	151,749
4.35%, 03/15/29 (a)	150,000	143,873
3.40%, 09/01/29 (a)	150,000	136,823
3.10%, 03/15/30 (a)	200,000	177,414
3.25%, 06/01/30 (a)	200,000	179,090
6.35%, 01/15/31 (a)	70,000	73,157
6.10%, 11/15/32 (a)	150,000	154,629
6.05%, 09/01/33 (a)	300,000	307,389
5.15%, 10/15/43 (a)	150,000	134,895
4.95%, 07/13/47 (a)	100,000	85,615
5.20%, 07/15/48 (a)	125,000	110,998
4.85%, 02/01/49 (a)	150,000	127,478
4.45%, 09/01/49 (a)	150,000	118,632
3.95%, 03/01/50 (a)	150,000	109,311
4.50%, 03/15/50 (a)	50,000	39,853
7.15%, 01/15/51 (a)	100,000	110,425
6.63%, 09/01/53 (a)	250,000	267,560
Ovintiv, Inc.
5.38%, 01/01/26 (a)	100,000	99,554
5.65%, 05/15/28 (a)	150,000	151,596
7.20%, 11/01/31	75,000	80,918
7.38%, 11/01/31	200,000	218,234
6.25%, 07/15/33 (a)	100,000	102,858
6.50%, 08/15/34	100,000	104,415
6.63%, 08/15/37	100,000	103,769
7.10%, 07/15/53 (a)	100,000	111,256
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	70,403
7.15%, 10/01/33 (a)	100,000	105,918
Phillips 66
1.30%, 02/15/26 (a)	50,000	46,709
3.90%, 03/15/28 (a)	150,000	143,294
2.15%, 12/15/30 (a)	150,000	124,151
4.65%, 11/15/34 (a)	150,000	139,224
5.88%, 05/01/42	200,000	202,934
4.88%, 11/15/44 (a)	300,000	270,765
3.30%, 03/15/52 (a)	200,000	132,012
Phillips 66 Co.
3.55%, 10/01/26 (a)	100,000	96,258
4.95%, 12/01/27 (a)	150,000	149,050
3.75%, 03/01/28 (a)	100,000	95,110
3.15%, 12/15/29 (a)	100,000	89,963
5.25%, 06/15/31 (a)	150,000	148,680
5.30%, 06/30/33 (a)	100,000	98,435
4.68%, 02/15/45 (a)	100,000	85,595
4.90%, 10/01/46 (a)	100,000	88,265
5.65%, 06/15/54 (a)	100,000	96,596
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	187,228
5.10%, 03/29/26	100,000	99,691
1.90%, 08/15/30 (a)	200,000	167,224
2.15%, 01/15/31 (a)	200,000	168,030
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	150,000	148,185
4.50%, 12/15/26 (a)	230,000	224,878
3.55%, 12/15/29 (a)	150,000	136,434
3.80%, 09/15/30 (a)	150,000	136,643
6.65%, 01/15/37	100,000	105,548
5.15%, 06/01/42 (a)	100,000	88,473
4.30%, 01/31/43 (a)	50,000	39,821
4.70%, 06/15/44 (a)	100,000	83,023
4.90%, 02/15/45 (a)	100,000	85,173
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	200,000	200,788
5.00%, 03/15/27 (a)	250,000	247,930
4.20%, 03/15/28 (a)	250,000	241,022
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 05/15/30 (a)	375,000	358,294
5.90%, 09/15/37 (a)	100,000	102,666
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	142,962
Schlumberger Investment SA
2.65%, 06/26/30 (a)	200,000	175,190
4.85%, 05/15/33 (a)	150,000	147,070
Shell International Finance BV
2.88%, 05/10/26	300,000	288,063
2.50%, 09/12/26	250,000	236,457
3.88%, 11/13/28 (a)	300,000	287,565
2.38%, 11/07/29 (a)	250,000	219,760
2.75%, 04/06/30 (a)	300,000	266,439
4.13%, 05/11/35	200,000	183,054
6.38%, 12/15/38	500,000	549,505
5.50%, 03/25/40	150,000	151,959
2.88%, 11/26/41 (a)	50,000	35,905
3.63%, 08/21/42	80,000	63,603
4.55%, 08/12/43	250,000	223,617
4.38%, 05/11/45	530,000	456,309
4.00%, 05/10/46	405,000	326,560
3.75%, 09/12/46	200,000	155,492
3.13%, 11/07/49 (a)	200,000	135,900
3.25%, 04/06/50 (a)	350,000	243,351
3.00%, 11/26/51 (a)	200,000	130,406
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	200,000	190,982
4.50%, 03/15/45 (a)	150,000	123,233
Suncor Energy, Inc.
7.15%, 02/01/32	200,000	218,678
6.80%, 05/15/38	175,000	187,166
6.50%, 06/15/38	150,000	157,156
6.85%, 06/01/39	150,000	161,329
4.00%, 11/15/47 (a)	100,000	75,396
3.75%, 03/04/51 (a)	150,000	107,907
Targa Resources Corp.
5.20%, 07/01/27 (a)	100,000	99,673
6.15%, 03/01/29 (a)	200,000	206,322
4.20%, 02/01/33 (a)	150,000	134,727
6.13%, 03/15/33 (a)	175,000	179,720
6.50%, 03/30/34 (a)	100,000	105,584
4.95%, 04/15/52 (a)	100,000	85,254
6.25%, 07/01/52 (a)	100,000	100,928
6.50%, 02/15/53 (a)	150,000	157,321
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	251,705
5.00%, 01/15/28 (a)	200,000	195,310
5.50%, 03/01/30 (a)	150,000	148,444
4.88%, 02/01/31 (a)	150,000	142,652
4.00%, 01/15/32 (a)	175,000	156,418
TC PipeLines LP
3.90%, 05/25/27 (a)	75,000	71,737
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	105,808
Texas Eastern Transmission LP
7.00%, 07/15/32	100,000	109,153
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	300,000	281,373
2.83%, 01/10/30 (a)	200,000	178,774
2.99%, 06/29/41 (a)	100,000	72,887
3.46%, 07/12/49 (a)	200,000	145,390
3.13%, 05/29/50 (a)	450,000	305,964
3.39%, 06/29/60 (a)	100,000	67,285
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	143,844
5.15%, 04/05/34 (a)	200,000	199,586

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.49%, 04/05/54 (a)	325,000	321,487
5.64%, 04/05/64 (a)	200,000	199,124
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	200,000	198,198
6.20%, 03/09/26 (a)	150,000	150,115
4.25%, 05/15/28 (a)	250,000	240,712
4.10%, 04/15/30 (a)	200,000	187,692
2.50%, 10/12/31 (a)	200,000	166,168
4.63%, 03/01/34 (a)	200,000	185,856
5.60%, 03/31/34	100,000	99,429
5.85%, 03/15/36	100,000	100,613
6.20%, 10/15/37	150,000	154,191
4.75%, 05/15/38 (a)	100,000	90,896
7.25%, 08/15/38	100,000	112,763
7.63%, 01/15/39	250,000	289,870
6.10%, 06/01/40	150,000	152,385
5.00%, 10/16/43 (a)	100,000	89,420
4.88%, 05/15/48 (a)	200,000	174,840
5.10%, 03/15/49 (a)	150,000	135,792
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	200,000	206,010
4.00%, 03/15/28 (a)	100,000	95,756
3.25%, 05/15/30 (a)	200,000	179,152
5.40%, 08/15/41 (a)	100,000	97,301
4.45%, 08/01/42 (a)	100,000	86,945
4.60%, 03/15/48 (a)	100,000	85,423
3.95%, 05/15/50 (a)	100,000	75,806
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	135,827
4.35%, 06/01/28 (a)	100,000	96,899
4.00%, 04/01/29 (a)	50,000	47,438
2.80%, 12/01/31 (a)	75,000	63,320
7.50%, 04/15/32	150,000	169,666
6.63%, 06/15/37	200,000	213,572
4.90%, 03/15/45	130,000	116,219
3.65%, 12/01/51 (a)	200,000	139,168
4.00%, 06/01/52 (a)	75,000	55,286
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	145,987
Western Midstream Operating LP
4.65%, 07/01/26 (a)	150,000	146,907
6.35%, 01/15/29 (a)	100,000	103,048
4.05%, 02/01/30 (a)(g)	200,000	185,704
6.15%, 04/01/33 (a)	200,000	203,422
5.30%, 03/01/48 (a)	150,000	129,161
5.50%, 08/15/48 (a)	100,000	86,946
5.25%, 02/01/50 (a)(g)	175,000	152,479
Williams Cos., Inc.
5.40%, 03/02/26	200,000	199,794
3.75%, 06/15/27 (a)	200,000	191,202
5.30%, 08/15/28 (a)	150,000	150,091
4.90%, 03/15/29 (a)	150,000	147,513
3.50%, 11/15/30 (a)	150,000	135,243
7.50%, 01/15/31	75,000	82,633
2.60%, 03/15/31 (a)	225,000	189,463
8.75%, 03/15/32	50,000	59,463
4.65%, 08/15/32 (a)	150,000	142,355
5.65%, 03/15/33 (a)	200,000	201,358
5.15%, 03/15/34 (a)	150,000	145,733
6.30%, 04/15/40	200,000	207,476
5.80%, 11/15/43 (a)	72,000	70,728
5.40%, 03/04/44 (a)	100,000	94,230
5.75%, 06/24/44 (a)	100,000	97,941
4.90%, 01/15/45 (a)	100,000	87,580
5.10%, 09/15/45 (a)	100,000	90,762
4.85%, 03/01/48 (a)	150,000	129,851
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 10/15/51 (a)	150,000	104,040
5.30%, 08/15/52 (a)	150,000	138,740
		80,463,761
Industrial Other 0.1%
American University
3.67%, 04/01/49	100,000	77,175
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	150,000	154,350
Brown University
2.92%, 09/01/50 (a)	100,000	68,430
California Institute of Technology
4.32%, 08/01/45	100,000	89,201
3.65%, 09/01/19 (a)	150,000	98,958
Case Western Reserve University
5.41%, 06/01/22 (a)	50,000	47,465
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	150,000	145,018
4.00%, 05/01/32 (a)	150,000	139,903
Cornell University
4.84%, 06/15/34 (a)	100,000	98,967
Duke University
2.68%, 10/01/44	100,000	71,667
2.76%, 10/01/50	100,000	65,948
2.83%, 10/01/55	100,000	63,956
Emory University
2.97%, 09/01/50 (a)	150,000	100,652
George Washington University
4.30%, 09/15/44	100,000	87,380
4.87%, 09/15/45	50,000	46,977
4.13%, 09/15/48 (a)	150,000	125,917
Georgetown University
4.32%, 04/01/49 (a)	50,000	42,905
2.94%, 04/01/50 (a)	100,000	66,512
5.22%, 10/01/18 (a)	50,000	45,420
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	128,293
5.90%, 03/01/33 (a)	100,000	99,524
Johns Hopkins University
4.08%, 07/01/53	100,000	84,234
Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	180,310
3.65%, 05/01/48 (a)	100,000	80,198
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	135,490
2.99%, 07/01/50 (a)	100,000	69,500
2.29%, 07/01/51 (a)	100,000	59,263
5.60%, 07/01/11	150,000	155,434
4.68%, 07/01/14	100,000	87,118
Northeastern University
2.89%, 10/01/50	75,000	50,794
Northwestern University
4.64%, 12/01/44	100,000	93,789
2.64%, 12/01/50 (a)	100,000	65,233
President & Fellows of Harvard College
4.61%, 02/15/35 (a)	150,000	146,357
3.15%, 07/15/46 (a)	100,000	73,713
2.52%, 10/15/50 (a)	100,000	62,842
3.75%, 11/15/52 (a)	100,000	79,826
3.30%, 07/15/56 (a)	100,000	71,292
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	218,247
3.05%, 10/01/41 (a)	150,000	105,495

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trustees of Boston College
3.13%, 07/01/52	100,000	70,027
Trustees of Princeton University
5.70%, 03/01/39	150,000	159,966
2.52%, 07/01/50 (a)	100,000	64,344
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	89,768
4.67%, 09/01/12	50,000	43,384
University of Chicago
2.76%, 04/01/45 (a)	100,000	75,343
2.55%, 04/01/50 (a)	100,000	65,327
University of Miami
4.06%, 04/01/52	100,000	81,551
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	77,161
University of Southern California
3.03%, 10/01/39	150,000	118,506
3.84%, 10/01/47 (a)	150,000	122,782
2.95%, 10/01/51 (a)	100,000	67,734
3.23%, 10/01/20 (a)	100,000	60,064
Washington University
3.52%, 04/15/54 (a)	125,000	94,373
4.35%, 04/15/22 (a)	100,000	78,828
William Marsh Rice University
3.57%, 05/15/45	200,000	161,238
Yale University
1.48%, 04/15/30 (a)	50,000	41,522
2.40%, 04/15/50 (a)	100,000	61,642
		5,217,313
Technology 2.3%
Adobe, Inc.
2.15%, 02/01/27 (a)	200,000	186,214
4.80%, 04/04/29 (a)	125,000	124,800
2.30%, 02/01/30 (a)	200,000	173,978
4.95%, 04/04/34 (a)	150,000	148,449
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	75,000	63,788
Alphabet, Inc.
0.45%, 08/15/25 (a)	150,000	142,214
2.00%, 08/15/26 (a)	400,000	375,848
0.80%, 08/15/27 (a)	150,000	133,097
1.10%, 08/15/30 (a)	350,000	284,018
1.90%, 08/15/40 (a)	250,000	163,185
2.05%, 08/15/50 (a)	400,000	227,868
2.25%, 08/15/60 (a)	375,000	208,702
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	126,789
Analog Devices, Inc.
3.50%, 12/05/26 (a)	100,000	96,404
3.45%, 06/15/27 (a)	100,000	95,650
1.70%, 10/01/28 (a)	200,000	175,144
2.10%, 10/01/31 (a)	200,000	164,554
5.05%, 04/01/34 (a)	100,000	99,387
2.80%, 10/01/41 (a)	200,000	141,228
2.95%, 10/01/51 (a)	200,000	130,504
5.30%, 04/01/54 (a)	100,000	97,441
Apple, Inc.
0.55%, 08/20/25 (a)	250,000	236,927
0.70%, 02/08/26 (a)	500,000	465,615
3.25%, 02/23/26 (a)	480,000	466,162
4.42%, 05/08/26 (a)	150,000	149,005
2.45%, 08/04/26 (a)	400,000	379,220
2.05%, 09/11/26 (a)	300,000	281,304
3.35%, 02/09/27 (a)	400,000	385,108
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 05/11/27 (a)	350,000	334,939
3.00%, 06/20/27 (a)	200,000	189,808
2.90%, 09/12/27 (a)	350,000	329,780
3.00%, 11/13/27 (a)	300,000	283,812
1.20%, 02/08/28 (a)	400,000	352,228
4.00%, 05/10/28 (a)	250,000	244,200
1.40%, 08/05/28 (a)	400,000	350,084
3.25%, 08/08/29 (a)	150,000	139,626
2.20%, 09/11/29 (a)	350,000	308,675
4.15%, 05/10/30 (a)	100,000	97,703
1.65%, 05/11/30 (a)	300,000	251,340
1.25%, 08/20/30 (a)	300,000	243,849
1.65%, 02/08/31 (a)	500,000	411,235
1.70%, 08/05/31 (a)	200,000	162,538
3.35%, 08/08/32 (a)	250,000	225,402
4.30%, 05/10/33 (a)	175,000	171,650
4.50%, 02/23/36 (a)	200,000	194,530
2.38%, 02/08/41 (a)	300,000	206,655
3.85%, 05/04/43	480,000	402,182
4.45%, 05/06/44	150,000	138,009
3.45%, 02/09/45	400,000	311,088
4.38%, 05/13/45	300,000	266,949
4.65%, 02/23/46 (a)	700,000	646,142
3.85%, 08/04/46 (a)	350,000	284,924
4.25%, 02/09/47 (a)	195,000	171,489
3.75%, 09/12/47 (a)	150,000	119,282
3.75%, 11/13/47 (a)	200,000	159,224
2.95%, 09/11/49 (a)	300,000	203,448
2.65%, 05/11/50 (a)	400,000	253,492
2.40%, 08/20/50 (a)	300,000	181,131
2.65%, 02/08/51 (a)	500,000	314,735
2.70%, 08/05/51 (a)	350,000	221,210
3.95%, 08/08/52 (a)	350,000	282,688
4.85%, 05/10/53 (a)	250,000	239,565
2.55%, 08/20/60 (a)	300,000	179,736
2.80%, 02/08/61 (a)	325,000	198,055
2.85%, 08/05/61 (a)	200,000	122,492
4.10%, 08/08/62 (a)	200,000	160,652
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	147,589
3.30%, 04/01/27 (a)	150,000	143,946
1.75%, 06/01/30 (a)	150,000	125,372
5.10%, 10/01/35 (a)	75,000	75,663
5.85%, 06/15/41	100,000	105,727
4.35%, 04/01/47 (a)	150,000	131,403
2.75%, 06/01/50 (a)	150,000	98,156
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	100,000	94,901
2.95%, 02/15/32 (a)	100,000	83,601
5.88%, 04/10/34 (a)	100,000	98,379
Atlassian Corp.
5.25%, 05/15/29 (a)	100,000	99,669
5.50%, 05/15/34 (a)	100,000	99,189
Autodesk, Inc.
4.38%, 06/15/25 (a)	100,000	98,939
2.85%, 01/15/30 (a)	100,000	88,316
2.40%, 12/15/31 (a)	200,000	164,098
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	195,890
1.70%, 05/15/28 (a)	200,000	177,752
1.25%, 09/01/30 (a)	200,000	160,668
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	102,382
3.00%, 05/15/31 (a)	100,000	82,405
5.50%, 06/01/32 (a)	50,000	47,809

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baidu, Inc.
4.13%, 06/30/25	300,000	295,305
1.72%, 04/09/26 (a)	200,000	187,012
4.88%, 11/14/28 (a)	200,000	197,768
2.38%, 10/09/30 (a)	200,000	169,058
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	500,000	482,770
3.50%, 01/15/28 (a)	150,000	141,168
Broadcom, Inc.
3.15%, 11/15/25 (a)	100,000	96,747
3.46%, 09/15/26 (a)	156,000	149,844
1.95%, 02/15/28 (a)(d)	100,000	89,034
4.11%, 09/15/28 (a)	250,000	239,747
4.00%, 04/15/29 (a)(d)	150,000	141,920
4.75%, 04/15/29 (a)	300,000	294,597
5.00%, 04/15/30 (a)	50,000	49,761
4.15%, 11/15/30 (a)	400,000	375,076
2.45%, 02/15/31 (a)(d)	450,000	376,209
4.15%, 04/15/32 (a)(d)	250,000	228,665
4.30%, 11/15/32 (a)	350,000	324,264
2.60%, 02/15/33 (a)(d)	300,000	240,438
3.42%, 04/15/33 (a)(d)	350,000	299,218
3.47%, 04/15/34 (a)(d)	600,000	506,358
3.14%, 11/15/35 (a)(d)	550,000	437,299
3.19%, 11/15/36 (a)(d)	450,000	353,151
4.93%, 05/15/37 (a)(d)	463,000	431,224
3.50%, 02/15/41 (a)(d)	525,000	400,486
3.75%, 02/15/51 (a)(d)	350,000	258,083
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	96,265
2.90%, 12/01/29 (a)	150,000	132,510
2.60%, 05/01/31 (a)	200,000	167,402
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	200,000	186,650
4.25%, 04/01/28 (a)	200,000	190,346
3.25%, 02/15/29 (a)	100,000	90,401
3.57%, 12/01/31 (a)	200,000	173,268
CGI, Inc.
2.30%, 09/14/31 (a)	100,000	79,157
Cisco Systems, Inc.
3.50%, 06/15/25	112,000	110,131
4.90%, 02/26/26	250,000	249,360
2.95%, 02/28/26	200,000	192,874
2.50%, 09/20/26 (a)	100,000	94,816
4.80%, 02/26/27 (a)	400,000	398,908
4.85%, 02/26/29 (a)	400,000	398,924
4.95%, 02/26/31 (a)	400,000	397,968
5.05%, 02/26/34 (a)	500,000	497,025
5.90%, 02/15/39	100,000	106,126
5.50%, 01/15/40	550,000	559,245
5.30%, 02/26/54 (a)	350,000	343,581
5.35%, 02/26/64 (a)	200,000	194,640
Concentrix Corp.
6.65%, 08/02/26 (a)	150,000	151,713
6.60%, 08/02/28 (a)	150,000	151,294
6.85%, 08/02/33 (a)	100,000	98,006
Corning, Inc.
5.75%, 08/15/40	100,000	98,789
4.75%, 03/15/42	100,000	88,464
5.35%, 11/15/48 (a)	100,000	93,527
3.90%, 11/15/49 (a)	100,000	75,612
4.38%, 11/15/57 (a)	100,000	78,147
5.85%, 11/15/68 (a)	50,000	48,951
5.45%, 11/15/79 (a)	190,000	174,918
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	100,000	100,312
6.02%, 06/15/26 (a)	414,000	417,747
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 10/01/26 (a)	350,000	346,167
6.10%, 07/15/27 (a)	100,000	102,422
5.25%, 02/01/28 (a)	200,000	200,760
5.30%, 10/01/29 (a)	300,000	300,636
6.20%, 07/15/30 (a)	100,000	104,568
5.75%, 02/01/33 (a)	200,000	204,782
5.40%, 04/15/34 (a)	200,000	197,246
8.10%, 07/15/36 (a)	189,000	225,925
3.38%, 12/15/41 (a)	150,000	110,096
8.35%, 07/15/46 (a)	64,000	81,992
3.45%, 12/15/51 (a)	150,000	102,246
Dell, Inc.
7.10%, 04/15/28	75,000	80,026
6.50%, 04/15/38	75,000	79,466
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	136,842
2.38%, 09/15/28 (a)	150,000	128,481
Equifax, Inc.
2.60%, 12/15/25 (a)	100,000	95,646
5.10%, 06/01/28 (a)	150,000	149,038
3.10%, 05/15/30 (a)	100,000	88,822
2.35%, 09/15/31 (a)	200,000	163,488
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/34 (a)	125,000	123,684
Equinix, Inc.
1.25%, 07/15/25 (a)	50,000	47,647
1.00%, 09/15/25 (a)	200,000	188,526
1.45%, 05/15/26 (a)	100,000	92,478
2.90%, 11/18/26 (a)	100,000	94,097
1.55%, 03/15/28 (a)	250,000	217,820
2.00%, 05/15/28 (a)	75,000	66,034
3.20%, 11/18/29 (a)	200,000	179,260
2.15%, 07/15/30 (a)	200,000	165,930
2.50%, 05/15/31 (a)	200,000	166,166
3.90%, 04/15/32 (a)	200,000	180,462
3.00%, 07/15/50 (a)	100,000	63,198
2.95%, 09/15/51 (a)	50,000	30,905
3.40%, 02/15/52 (a)	100,000	68,088
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	86,372
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	250,000	232,125
1.65%, 03/01/28 (a)	150,000	131,682
2.25%, 03/01/31 (a)	200,000	167,320
5.10%, 07/15/32 (a)	150,000	148,114
3.10%, 03/01/41 (a)	100,000	71,522
4.50%, 08/15/46 (a)	75,000	61,664
Fiserv, Inc.
3.85%, 06/01/25 (a)	100,000	98,239
3.20%, 07/01/26 (a)	400,000	383,140
5.15%, 03/15/27 (a)	150,000	149,727
2.25%, 06/01/27 (a)	250,000	229,327
5.45%, 03/02/28 (a)	150,000	150,867
5.38%, 08/21/28 (a)	150,000	150,399
4.20%, 10/01/28 (a)	150,000	143,609
3.50%, 07/01/29 (a)	500,000	461,550
2.65%, 06/01/30 (a)	150,000	129,605
5.35%, 03/15/31 (a)	75,000	74,740
5.60%, 03/02/33 (a)	100,000	100,474
5.63%, 08/21/33 (a)	250,000	251,490
5.45%, 03/15/34 (a)	150,000	148,879
4.40%, 07/01/49 (a)	375,000	305,760
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	99,022
3.75%, 02/01/26 (a)	150,000	145,230
6.00%, 01/15/28 (a)	100,000	101,225

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 06/15/29 (a)	100,000	96,817
4.88%, 05/12/30 (a)	100,000	96,411
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	92,270
2.20%, 03/15/31 (a)	100,000	82,035
Global Payments, Inc.
1.20%, 03/01/26 (a)	200,000	185,632
4.80%, 04/01/26 (a)	150,000	147,858
2.15%, 01/15/27 (a)	150,000	138,362
4.45%, 06/01/28 (a)	100,000	96,308
3.20%, 08/15/29 (a)	200,000	178,648
2.90%, 05/15/30 (a)	225,000	194,877
2.90%, 11/15/31 (a)	150,000	125,171
5.40%, 08/15/32 (a)	150,000	147,226
4.15%, 08/15/49 (a)	100,000	75,446
5.95%, 08/15/52 (a)	150,000	145,385
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	425,000	422,050
1.75%, 04/01/26 (a)	200,000	187,310
5.25%, 07/01/28 (a)	100,000	100,744
6.20%, 10/15/35 (a)	150,000	158,574
6.35%, 10/15/45 (a)	262,000	278,315
HP, Inc.
2.20%, 06/17/25 (a)	150,000	145,362
1.45%, 06/17/26 (a)	200,000	184,646
3.00%, 06/17/27 (a)	200,000	187,454
4.75%, 01/15/28 (a)	100,000	98,679
4.00%, 04/15/29 (a)	200,000	189,688
2.65%, 06/17/31 (a)	200,000	168,126
4.20%, 04/15/32 (a)	150,000	138,695
5.50%, 01/15/33 (a)	150,000	150,231
6.00%, 09/15/41	250,000	256,000
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	100,000	99,108
4.60%, 02/05/29 (a)	100,000	97,748
4.75%, 02/05/31 (a)	150,000	146,056
4.90%, 02/05/34 (a)	200,000	192,790
5.25%, 02/05/44 (a)	200,000	188,862
5.30%, 02/05/54 (a)	200,000	186,910
Intel Corp.
3.70%, 07/29/25 (a)	400,000	392,492
4.88%, 02/10/26	200,000	198,828
2.60%, 05/19/26 (a)	150,000	142,832
3.75%, 03/25/27 (a)	250,000	241,345
3.15%, 05/11/27 (a)	150,000	142,289
3.75%, 08/05/27 (a)	200,000	192,366
4.88%, 02/10/28 (a)	300,000	297,984
1.60%, 08/12/28 (a)	200,000	174,116
4.00%, 08/05/29 (a)	200,000	190,486
2.45%, 11/15/29 (a)	350,000	305,707
5.13%, 02/10/30 (a)	200,000	199,800
3.90%, 03/25/30 (a)	300,000	280,413
5.00%, 02/21/31 (a)	100,000	98,802
2.00%, 08/12/31 (a)	300,000	242,700
4.15%, 08/05/32 (a)	200,000	185,874
4.00%, 12/15/32	150,000	137,132
5.20%, 02/10/33 (a)	400,000	396,784
5.15%, 02/21/34 (a)	150,000	147,004
4.60%, 03/25/40 (a)	150,000	135,542
2.80%, 08/12/41 (a)	150,000	103,899
4.80%, 10/01/41	170,000	154,304
4.25%, 12/15/42	100,000	83,208
5.63%, 02/10/43 (a)	200,000	199,128
4.90%, 07/29/45 (a)	100,000	92,066
4.10%, 05/19/46 (a)	150,000	120,821
4.10%, 05/11/47 (a)	175,000	139,773
3.73%, 12/08/47 (a)	350,000	258,912
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 11/15/49 (a)	300,000	199,944
4.75%, 03/25/50 (a)	400,000	343,676
3.05%, 08/12/51 (a)	250,000	158,057
4.90%, 08/05/52 (a)	300,000	264,195
5.70%, 02/10/53 (a)	400,000	391,704
5.60%, 02/21/54 (a)	200,000	193,252
3.10%, 02/15/60 (a)	160,000	96,651
4.95%, 03/25/60 (a)	175,000	153,037
3.20%, 08/12/61 (a)	100,000	61,244
5.05%, 08/05/62 (a)	200,000	176,368
5.90%, 02/10/63 (a)	200,000	199,346
International Business Machines Corp.
4.00%, 07/27/25	200,000	197,102
4.50%, 02/06/26	150,000	148,527
3.45%, 02/19/26	300,000	291,360
3.30%, 05/15/26	550,000	530,876
3.30%, 01/27/27	150,000	143,657
1.70%, 05/15/27 (a)	300,000	272,697
4.15%, 07/27/27 (a)	150,000	146,188
6.22%, 08/01/27	130,000	134,468
4.50%, 02/06/28 (a)	200,000	196,524
3.50%, 05/15/29	650,000	605,137
1.95%, 05/15/30 (a)	200,000	167,606
2.72%, 02/09/32 (a)	100,000	85,327
4.40%, 07/27/32 (a)	200,000	189,058
4.75%, 02/06/33 (a)	150,000	145,296
4.15%, 05/15/39	350,000	299,505
5.60%, 11/30/39	150,000	152,305
2.85%, 05/15/40 (a)	100,000	71,349
4.00%, 06/20/42	200,000	162,628
4.70%, 02/19/46	150,000	133,067
4.25%, 05/15/49	500,000	404,100
2.95%, 05/15/50 (a)	100,000	63,553
3.43%, 02/09/52 (a)	150,000	103,301
4.90%, 07/27/52 (a)	150,000	133,971
5.10%, 02/06/53 (a)	50,000	46,228
7.13%, 12/01/96	75,000	92,987
Intuit, Inc.
0.95%, 07/15/25 (a)	100,000	95,251
5.25%, 09/15/26 (a)	200,000	201,006
1.35%, 07/15/27 (a)	150,000	134,381
1.65%, 07/15/30 (a)	100,000	82,221
5.20%, 09/15/33 (a)	200,000	199,824
5.50%, 09/15/53 (a)	200,000	199,832
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	185,932
3.60%, 01/15/30 (a)	100,000	89,673
3.00%, 01/15/31 (a)	200,000	169,866
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	93,644
3.75%, 08/15/29 (a)	100,000	93,108
5.95%, 03/15/41	100,000	100,388
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	147,079
3.00%, 10/30/29 (a)	100,000	88,987
KLA Corp.
4.10%, 03/15/29 (a)	100,000	96,739
4.65%, 07/15/32 (a)	200,000	193,930
4.70%, 02/01/34 (a)	100,000	96,570
5.00%, 03/15/49 (a)	50,000	46,514
3.30%, 03/01/50 (a)	100,000	70,301
4.95%, 07/15/52 (a)	275,000	255,461
5.25%, 07/15/62 (a)	150,000	143,316
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	150,000	138,275
3.15%, 10/15/31 (a)	150,000	126,050

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.35%, 02/20/34 (a)	100,000	102,907
4.10%, 10/15/41 (a)	100,000	76,855
Lam Research Corp.
3.75%, 03/15/26 (a)	100,000	97,507
4.00%, 03/15/29 (a)	150,000	143,769
1.90%, 06/15/30 (a)	200,000	167,764
4.88%, 03/15/49 (a)	150,000	137,697
2.88%, 06/15/50 (a)	100,000	65,390
3.13%, 06/15/60 (a)	75,000	47,620
Leidos, Inc.
4.38%, 05/15/30 (a)	150,000	141,260
2.30%, 02/15/31 (a)	200,000	164,066
5.75%, 03/15/33 (a)	100,000	101,023
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	93,307
2.45%, 04/15/28 (a)	100,000	89,952
4.88%, 06/22/28 (a)	100,000	98,056
5.75%, 02/15/29 (a)	100,000	101,750
2.95%, 04/15/31 (a)	100,000	85,659
5.95%, 09/15/33 (a)	100,000	102,596
Mastercard, Inc.
2.95%, 11/21/26 (a)	150,000	143,039
3.30%, 03/26/27 (a)	150,000	143,667
3.50%, 02/26/28 (a)	100,000	95,427
4.88%, 03/09/28 (a)	150,000	150,678
2.95%, 06/01/29 (a)	150,000	137,090
3.35%, 03/26/30 (a)	300,000	275,946
1.90%, 03/15/31 (a)	75,000	62,273
2.00%, 11/18/31 (a)	100,000	81,863
4.85%, 03/09/33 (a)	150,000	148,792
4.88%, 05/09/34 (a)	150,000	147,961
3.80%, 11/21/46 (a)	100,000	79,746
3.95%, 02/26/48 (a)	100,000	81,589
3.65%, 06/01/49 (a)	250,000	191,520
3.85%, 03/26/50 (a)	200,000	158,186
2.95%, 03/15/51 (a)	150,000	99,912
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	250,000	246,000
5.05%, 03/15/29 (a)	150,000	148,726
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	148,777
4.19%, 02/15/27 (a)	150,000	145,678
5.38%, 04/15/28 (a)	200,000	200,782
5.33%, 02/06/29 (a)	100,000	100,226
6.75%, 11/01/29 (a)	100,000	106,191
4.66%, 02/15/30 (a)	150,000	144,917
5.30%, 01/15/31 (a)	150,000	149,161
2.70%, 04/15/32 (a)	200,000	165,050
5.88%, 02/09/33 (a)	150,000	153,559
5.88%, 09/15/33 (a)	125,000	128,041
3.37%, 11/01/41 (a)	100,000	73,314
3.48%, 11/01/51 (a)	100,000	69,064
Microsoft Corp.
3.13%, 11/03/25 (a)	530,000	515,987
2.40%, 08/08/26 (a)	600,000	568,776
3.40%, 09/15/26 (a)(d)	150,000	144,830
3.30%, 02/06/27 (a)	650,000	625,670
3.40%, 06/15/27 (a)(d)	75,000	71,877
1.35%, 09/15/30 (a)(d)	100,000	81,513
3.50%, 02/12/35 (a)	250,000	224,845
4.20%, 11/03/35 (a)	150,000	142,881
3.45%, 08/08/36 (a)	350,000	303,471
4.10%, 02/06/37 (a)	150,000	139,473
5.20%, 06/01/39	150,000	155,892
4.50%, 10/01/40	100,000	96,851
5.30%, 02/08/41	100,000	105,973
3.50%, 11/15/42	75,000	61,649
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 02/12/45 (a)	100,000	84,274
4.45%, 11/03/45 (a)	175,000	162,771
3.70%, 08/08/46 (a)	349,000	285,192
4.25%, 02/06/47 (a)	200,000	180,980
4.50%, 06/15/47 (a)(d)	100,000	91,786
2.53%, 06/01/50 (a)	1,050,000	659,914
2.50%, 09/15/50 (a)(d)	250,000	155,065
2.92%, 03/17/52 (a)	1,025,000	691,455
4.00%, 02/12/55 (a)	100,000	83,750
3.95%, 08/08/56 (a)	50,000	40,670
4.50%, 02/06/57 (a)	150,000	137,042
2.68%, 06/01/60 (a)	629,000	380,753
3.04%, 03/17/62 (a)	345,000	226,006
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	94,667
4.25%, 02/01/29 (a)	75,000	72,624
2.00%, 08/19/31 (a)	200,000	161,582
2.75%, 08/19/41 (a)	100,000	68,959
5.25%, 07/15/44	100,000	95,582
4.88%, 12/17/48 (a)	100,000	90,054
3.25%, 05/20/50 (a)	100,000	68,220
3.10%, 11/29/61 (a)	100,000	61,341
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	147,099
5.00%, 04/15/29 (a)	50,000	49,353
4.60%, 05/23/29 (a)	150,000	145,759
2.30%, 11/15/30 (a)	175,000	145,796
2.75%, 05/24/31 (a)	150,000	126,537
5.60%, 06/01/32 (a)	100,000	100,611
5.40%, 04/15/34 (a)	150,000	148,357
5.50%, 09/01/44	50,000	48,432
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	240,310
2.38%, 06/22/27 (a)	150,000	137,417
Nokia OYJ
4.38%, 06/12/27	100,000	97,338
6.63%, 05/15/39	100,000	96,946
NVIDIA Corp.
3.20%, 09/16/26 (a)	200,000	193,192
1.55%, 06/15/28 (a)	200,000	177,070
2.85%, 04/01/30 (a)	250,000	225,520
2.00%, 06/15/31 (a)	150,000	125,286
3.50%, 04/01/40 (a)	200,000	165,430
3.50%, 04/01/50 (a)	325,000	248,872
3.70%, 04/01/60 (a)	100,000	75,455
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	250,000	249,295
5.55%, 12/01/28 (a)	100,000	100,878
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29 (a)	150,000	143,456
3.40%, 05/01/30 (a)	200,000	180,374
2.50%, 05/11/31 (a)	200,000	167,032
2.65%, 02/15/32 (a)	200,000	165,446
5.00%, 01/15/33 (a)	200,000	194,310
3.25%, 05/11/41 (a)	100,000	73,122
3.13%, 02/15/42 (a)	100,000	70,783
3.25%, 11/30/51 (a)	100,000	66,073
Oracle Corp.
5.80%, 11/10/25	200,000	201,056
1.65%, 03/25/26 (a)	500,000	467,915
2.65%, 07/15/26 (a)	500,000	472,375
2.80%, 04/01/27 (a)	400,000	374,408
3.25%, 11/15/27 (a)	500,000	469,705
2.30%, 03/25/28 (a)	350,000	314,996
4.50%, 05/06/28 (a)	100,000	97,868
6.15%, 11/09/29 (a)	250,000	261,087
2.95%, 04/01/30 (a)	500,000	441,650

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 05/06/30 (a)	150,000	146,100
3.25%, 05/15/30 (a)	150,000	135,150
2.88%, 03/25/31 (a)	550,000	473,253
6.25%, 11/09/32 (a)	400,000	421,956
4.90%, 02/06/33 (a)	250,000	241,725
4.30%, 07/08/34 (a)	300,000	271,974
3.90%, 05/15/35 (a)	250,000	216,527
3.85%, 07/15/36 (a)	200,000	168,246
3.80%, 11/15/37 (a)	300,000	246,885
6.50%, 04/15/38	200,000	213,694
6.13%, 07/08/39	250,000	258,277
3.60%, 04/01/40 (a)	500,000	385,485
5.38%, 07/15/40	400,000	380,420
3.65%, 03/25/41 (a)	400,000	306,856
4.50%, 07/08/44 (a)	230,000	192,271
4.13%, 05/15/45 (a)	300,000	236,043
4.00%, 07/15/46 (a)	545,000	417,497
4.00%, 11/15/47 (a)	400,000	303,916
3.60%, 04/01/50 (a)	800,000	557,560
3.95%, 03/25/51 (a)	600,000	442,464
6.90%, 11/09/52 (a)	475,000	531,302
5.55%, 02/06/53 (a)	400,000	378,316
4.38%, 05/15/55 (a)	225,000	174,980
3.85%, 04/01/60 (a)	600,000	412,152
4.10%, 03/25/61 (a)	275,000	198,000
PayPal Holdings, Inc.
1.65%, 06/01/25 (a)	150,000	144,497
2.65%, 10/01/26 (a)	200,000	188,980
3.90%, 06/01/27 (a)	100,000	96,817
2.85%, 10/01/29 (a)	300,000	269,553
2.30%, 06/01/30 (a)	200,000	171,378
4.40%, 06/01/32 (a)	200,000	190,274
5.15%, 06/01/34 (a)	150,000	147,654
3.25%, 06/01/50 (a)	150,000	102,105
5.05%, 06/01/52 (a)	125,000	114,983
5.50%, 06/01/54 (a)	75,000	72,756
5.25%, 06/01/62 (a)	125,000	114,649
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	187,274
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	350,000	335,160
1.30%, 05/20/28 (a)	217,000	189,367
2.15%, 05/20/30 (a)	200,000	171,652
1.65%, 05/20/32 (a)	133,000	103,813
4.25%, 05/20/32 (a)	100,000	95,052
5.40%, 05/20/33 (a)	150,000	154,732
4.65%, 05/20/35 (a)	175,000	169,699
4.80%, 05/20/45 (a)	250,000	231,620
4.30%, 05/20/47 (a)	200,000	171,256
3.25%, 05/20/50 (a)	175,000	124,401
4.50%, 05/20/52 (a)	200,000	172,492
6.00%, 05/20/53 (a)	225,000	242,359
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	143,234
3.00%, 05/22/30 (a)	100,000	89,028
4.75%, 05/20/32 (a)	100,000	97,329
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	150,000	141,690
3.85%, 12/15/25 (a)	100,000	97,731
3.80%, 12/15/26 (a)	150,000	144,746
1.40%, 09/15/27 (a)	150,000	132,813
2.95%, 09/15/29 (a)	100,000	89,316
2.00%, 06/30/30 (a)	100,000	83,137
1.75%, 02/15/31 (a)	200,000	160,168
S&P Global, Inc.
2.45%, 03/01/27 (a)	200,000	186,412
4.75%, 08/01/28 (a)	150,000	148,653
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 03/01/29 (a)	250,000	225,342
4.25%, 05/01/29 (a)	175,000	169,167
2.50%, 12/01/29 (a)	100,000	87,838
1.25%, 08/15/30 (a)	150,000	120,423
2.90%, 03/01/32 (a)	300,000	258,054
5.25%, 09/15/33 (a)(d)	150,000	151,173
3.25%, 12/01/49 (a)	100,000	70,314
3.70%, 03/01/52 (a)	150,000	113,391
2.30%, 08/15/60 (a)	100,000	51,559
3.90%, 03/01/62 (a)	100,000	74,592
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	288,069
1.50%, 07/15/28 (a)	150,000	131,265
1.95%, 07/15/31 (a)	300,000	245,619
2.70%, 07/15/41 (a)	250,000	174,602
2.90%, 07/15/51 (a)	350,000	224,626
3.05%, 07/15/61 (a)	150,000	92,691
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	241,578
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	92,618
3.00%, 06/01/31 (a)	100,000	83,644
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	137,894
2.38%, 08/09/28 (a)	200,000	176,754
6.10%, 04/12/34 (a)	100,000	100,878
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	126,666
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	189,740
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	50,000	45,879
4.60%, 02/08/27 (a)	125,000	124,219
2.90%, 11/03/27 (a)	75,000	70,424
4.60%, 02/15/28 (a)	150,000	148,687
4.60%, 02/08/29 (a)	125,000	123,756
2.25%, 09/04/29 (a)	100,000	87,982
1.75%, 05/04/30 (a)	100,000	83,833
1.90%, 09/15/31 (a)	100,000	82,315
3.65%, 08/16/32 (a)	100,000	91,037
4.90%, 03/14/33 (a)	100,000	99,307
4.85%, 02/08/34 (a)	100,000	98,510
3.88%, 03/15/39 (a)	150,000	130,920
4.15%, 05/15/48 (a)	300,000	248,736
2.70%, 09/15/51 (a)	100,000	62,383
5.00%, 03/14/53 (a)	100,000	93,486
5.15%, 02/08/54 (a)	150,000	143,283
5.05%, 05/18/63 (a)	300,000	280,065
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	96,155
5.50%, 08/15/35	100,000	99,976
5.85%, 04/15/40	100,000	103,449
5.65%, 11/23/43 (a)	75,000	73,905
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	98,173
6.10%, 03/15/33 (a)	150,000	154,458
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	230,455
3.88%, 04/22/27 (a)	200,000	193,134
2.50%, 10/25/31 (a)	250,000	211,137
4.25%, 04/22/32 (a)	200,000	192,028
3.13%, 10/25/41 (a)	250,000	194,187
4.50%, 04/22/52 (a)(c)	200,000	186,660
Tyco Electronics Group SA
4.50%, 02/13/26	100,000	98,796
3.70%, 02/15/26 (a)	100,000	97,459

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 08/15/27 (a)	100,000	94,210
2.50%, 02/04/32 (a)	100,000	83,998
7.13%, 10/01/37	100,000	114,179
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	147,004
2.70%, 06/15/31 (a)	100,000	83,090
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	147,426
4.13%, 03/15/29 (a)	150,000	143,087
5.75%, 04/01/33 (a)	100,000	102,221
5.25%, 06/05/34 (a)	75,000	73,456
5.50%, 06/15/45 (a)	50,000	48,228
3.63%, 05/15/50 (a)	100,000	70,757
Visa, Inc.
3.15%, 12/14/25 (a)	700,000	680,029
1.90%, 04/15/27 (a)	300,000	276,339
0.75%, 08/15/27 (a)	150,000	132,389
2.75%, 09/15/27 (a)	150,000	140,441
2.05%, 04/15/30 (a)	300,000	256,608
1.10%, 02/15/31 (a)	200,000	157,836
4.15%, 12/14/35 (a)	330,000	307,098
2.70%, 04/15/40 (a)	150,000	108,956
4.30%, 12/14/45 (a)	595,000	517,216
3.65%, 09/15/47 (a)	100,000	77,714
2.00%, 08/15/50 (a)	250,000	139,203
VMware LLC
1.40%, 08/15/26 (a)	250,000	228,950
4.65%, 05/15/27 (a)	50,000	49,055
3.90%, 08/21/27 (a)	200,000	191,208
1.80%, 08/15/28 (a)	200,000	173,626
4.70%, 05/15/30 (a)	150,000	144,233
2.20%, 08/15/31 (a)	250,000	200,830
Western Digital Corp.
2.85%, 02/01/29 (a)	100,000	86,489
3.10%, 02/01/32 (a)	100,000	81,249
Western Union Co.
1.35%, 03/15/26 (a)	200,000	185,400
6.20%, 11/17/36	100,000	101,482
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	191,190
3.70%, 04/01/29 (a)	150,000	140,478
3.80%, 04/01/32 (a)	150,000	134,703
Xilinx, Inc.
2.38%, 06/01/30 (a)	200,000	172,370
		106,920,554
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	137,935	116,694
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	124,202	117,001
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	128,630	120,757
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	131,528	120,932
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	99,375	92,744
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	93,960	83,162
Burlington Northern Santa Fe LLC
3.65%, 09/01/25 (a)	100,000	97,995
3.25%, 06/15/27 (a)	100,000	95,382
6.20%, 08/15/36	50,000	54,098
6.15%, 05/01/37	100,000	107,626
5.75%, 05/01/40 (a)	100,000	102,748
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 03/01/41 (a)	100,000	95,045
5.40%, 06/01/41 (a)	100,000	99,131
4.95%, 09/15/41 (a)	100,000	94,098
4.40%, 03/15/42 (a)	100,000	87,641
4.38%, 09/01/42 (a)	150,000	130,347
4.45%, 03/15/43 (a)	200,000	174,926
5.15%, 09/01/43 (a)	100,000	95,745
4.90%, 04/01/44 (a)	100,000	92,362
4.55%, 09/01/44 (a)	90,000	79,238
4.15%, 04/01/45 (a)	250,000	207,487
4.70%, 09/01/45 (a)	100,000	89,387
3.90%, 08/01/46 (a)	100,000	79,346
4.13%, 06/15/47 (a)	100,000	81,819
4.05%, 06/15/48 (a)	150,000	120,828
4.15%, 12/15/48 (a)	200,000	163,100
3.55%, 02/15/50 (a)	100,000	73,144
3.05%, 02/15/51 (a)	100,000	66,111
3.30%, 09/15/51 (a)	200,000	138,644
2.88%, 06/15/52 (a)	150,000	94,436
4.45%, 01/15/53 (a)	200,000	169,842
5.20%, 04/15/54 (a)	300,000	285,507
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	96,206
6.90%, 07/15/28	150,000	160,954
3.85%, 08/05/32 (a)	150,000	137,272
5.85%, 11/01/33 (a)	100,000	105,332
6.20%, 06/01/36	150,000	161,814
3.20%, 08/02/46 (a)	150,000	107,879
3.65%, 02/03/48 (a)	100,000	77,364
4.45%, 01/20/49 (a)	150,000	130,776
2.45%, 05/01/50 (a)	200,000	119,582
4.40%, 08/05/52 (a)	100,000	85,740
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	100,000	91,837
4.00%, 06/01/28 (a)	100,000	96,297
2.88%, 11/15/29 (a)	100,000	89,273
2.05%, 03/05/30 (a)	100,000	84,601
7.13%, 10/15/31	75,000	83,492
2.45%, 12/02/31 (a)	300,000	271,236
4.80%, 09/15/35 (a)	50,000	47,492
5.95%, 05/15/37	100,000	102,827
3.00%, 12/02/41 (a)	200,000	173,442
4.30%, 05/15/43 (a)	100,000	84,559
4.80%, 08/01/45 (a)	100,000	89,673
4.95%, 08/15/45 (a)	100,000	90,791
4.70%, 05/01/48 (a)	75,000	64,697
3.50%, 05/01/50 (a)	100,000	72,018
3.10%, 12/02/51 (a)	325,000	215,459
4.20%, 11/15/69 (a)	100,000	76,194
6.13%, 09/15/15 (a)	100,000	101,412
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	144,811
CSX Corp.
3.35%, 11/01/25 (a)	100,000	97,345
2.60%, 11/01/26 (a)	100,000	94,409
3.25%, 06/01/27 (a)	150,000	142,425
3.80%, 03/01/28 (a)	200,000	192,054
4.25%, 03/15/29 (a)	150,000	145,330
2.40%, 02/15/30 (a)	100,000	86,830
4.10%, 11/15/32 (a)	150,000	139,497
5.20%, 11/15/33 (a)	150,000	149,905
6.15%, 05/01/37	150,000	160,653
6.22%, 04/30/40	100,000	107,215
5.50%, 04/15/41 (a)	100,000	99,268
4.75%, 05/30/42 (a)	150,000	136,250
4.10%, 03/15/44 (a)	200,000	165,212
3.80%, 11/01/46 (a)	100,000	77,751
4.30%, 03/01/48 (a)	100,000	83,685

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 11/15/48 (a)	100,000	89,423
4.50%, 03/15/49 (a)	150,000	128,927
3.35%, 09/15/49 (a)	100,000	70,253
3.80%, 04/15/50 (a)	100,000	76,199
3.95%, 05/01/50 (a)	100,000	78,598
2.50%, 05/15/51 (a)	100,000	59,012
4.50%, 11/15/52 (a)	175,000	149,562
4.50%, 08/01/54 (a)	100,000	84,778
4.25%, 11/01/66 (a)	100,000	77,709
4.65%, 03/01/68 (a)	125,000	104,896
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	79,072	71,820
FedEx Corp. 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	203,211	166,331
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	145,059
3.40%, 02/15/28 (a)	150,000	141,624
3.10%, 08/05/29 (a)	200,000	181,828
4.25%, 05/15/30 (a)	150,000	143,557
2.40%, 05/15/31 (a)	150,000	126,144
4.90%, 01/15/34	150,000	145,311
3.90%, 02/01/35	50,000	44,062
3.25%, 05/15/41 (a)	100,000	73,054
3.88%, 08/01/42	150,000	116,715
4.10%, 04/15/43	100,000	79,943
5.10%, 01/15/44	75,000	68,214
4.10%, 02/01/45	150,000	117,611
4.75%, 11/15/45 (a)	225,000	193,286
4.55%, 04/01/46 (a)	225,000	186,759
4.40%, 01/15/47 (a)	100,000	80,854
4.05%, 02/15/48 (a)	150,000	114,971
4.95%, 10/17/48 (a)	150,000	131,594
5.25%, 05/15/50 (a)	200,000	184,144
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	75,000	68,864
6.25%, 05/06/29 (a)	100,000	101,447
2.65%, 07/15/31 (a)	100,000	80,286
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	146,349
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	79,272	67,981
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	77,097	71,204
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	96,378
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	100,000	97,959
2.90%, 06/15/26 (a)	200,000	191,038
3.15%, 06/01/27 (a)	50,000	47,291
3.80%, 08/01/28 (a)	150,000	143,016
2.55%, 11/01/29 (a)	100,000	87,643
3.00%, 03/15/32 (a)	100,000	85,719
4.45%, 03/01/33 (a)	100,000	94,374
3.95%, 10/01/42 (a)	130,000	104,818
4.45%, 06/15/45 (a)	150,000	127,791
4.65%, 01/15/46 (a)	150,000	130,872
3.94%, 11/01/47 (a)	125,000	96,998
4.15%, 02/28/48 (a)	100,000	80,004
4.10%, 05/15/49 (a)	100,000	78,818
3.40%, 11/01/49 (a)	100,000	70,083
3.05%, 05/15/50 (a)	100,000	65,164
2.90%, 08/25/51 (a)	100,000	62,233
4.05%, 08/15/52 (a)	150,000	115,530
3.70%, 03/15/53 (a)	75,000	54,149
4.55%, 06/01/53 (a)	150,000	126,054
5.35%, 08/01/54 (a)	200,000	190,538
3.16%, 05/15/55 (a)	125,000	79,174
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 03/15/64 (a)	100,000	102,338
5.10%, 08/01/18 (a)	50,000	42,375
4.10%, 05/15/21 (a)	100,000	70,743
Ryder System, Inc.
4.63%, 06/01/25 (a)	150,000	148,476
3.35%, 09/01/25 (a)	50,000	48,622
2.90%, 12/01/26 (a)	100,000	94,215
2.85%, 03/01/27 (a)	100,000	93,887
5.65%, 03/01/28 (a)	100,000	101,220
5.25%, 06/01/28 (a)	100,000	100,210
6.30%, 12/01/28 (a)	100,000	103,902
5.38%, 03/15/29 (a)	100,000	100,325
6.60%, 12/01/33 (a)	100,000	106,601
Southwest Airlines Co.
3.00%, 11/15/26 (a)	95,000	89,580
5.13%, 06/15/27 (a)	300,000	298,110
3.45%, 11/16/27 (a)	100,000	94,054
2.63%, 02/10/30 (a)	75,000	64,379
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	100,000	81,017
Union Pacific Corp.
2.75%, 03/01/26 (a)	150,000	143,893
3.00%, 04/15/27 (a)	200,000	189,796
3.95%, 09/10/28 (a)	250,000	241,452
3.70%, 03/01/29 (a)	150,000	142,254
2.40%, 02/05/30 (a)	200,000	174,110
2.38%, 05/20/31 (a)	200,000	169,206
2.80%, 02/14/32 (a)	250,000	214,310
4.50%, 01/20/33 (a)	200,000	191,630
2.89%, 04/06/36 (a)	150,000	120,102
3.60%, 09/15/37 (a)	150,000	125,963
3.55%, 08/15/39 (a)	100,000	81,321
3.20%, 05/20/41 (a)	200,000	152,128
4.05%, 11/15/45 (a)	75,000	61,023
4.05%, 03/01/46 (a)	150,000	121,176
4.00%, 04/15/47 (a)	75,000	59,975
4.50%, 09/10/48 (a)	100,000	86,069
4.30%, 03/01/49 (a)	100,000	83,064
3.25%, 02/05/50 (a)	350,000	244,282
3.80%, 10/01/51 (a)	150,000	114,867
2.95%, 03/10/52 (a)	100,000	64,510
4.95%, 09/09/52 (a)	150,000	139,336
3.50%, 02/14/53 (a)	150,000	107,832
4.95%, 05/15/53 (a)	100,000	93,120
3.88%, 02/01/55 (a)	50,000	37,948
3.95%, 08/15/59 (a)	100,000	75,349
3.84%, 03/20/60 (a)	350,000	256,854
3.55%, 05/20/61 (a)	100,000	68,563
2.97%, 09/16/62 (a)	150,000	89,312
5.15%, 01/20/63 (a)	100,000	92,603
4.10%, 09/15/67 (a)	100,000	75,494
3.75%, 02/05/70 (a)	125,000	87,955
3.80%, 04/06/71 (a)	150,000	106,176
3.85%, 02/14/72 (a)	100,000	71,677
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	76,258	73,621
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	78,926	75,609
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	98,553	90,769
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	66,644	60,210
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	110,215	100,991
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	70,383	65,635

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	80,794	69,167
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	275,479	275,322
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	75,600	74,652
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	300,000	300,342
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	100,000	94,041
3.05%, 11/15/27 (a)	250,000	234,905
3.40%, 03/15/29 (a)	100,000	93,822
2.50%, 09/01/29 (a)	75,000	66,642
4.45%, 04/01/30 (a)	150,000	146,152
4.88%, 03/03/33 (a)	150,000	147,360
5.15%, 05/22/34 (a)	150,000	149,365
6.20%, 01/15/38	295,000	320,296
5.20%, 04/01/40 (a)	100,000	98,091
4.88%, 11/15/40 (a)	100,000	93,813
3.63%, 10/01/42	75,000	59,343
3.40%, 11/15/46 (a)	100,000	74,587
3.75%, 11/15/47 (a)	150,000	115,451
4.25%, 03/15/49 (a)	100,000	82,881
3.40%, 09/01/49 (a)	100,000	71,708
5.30%, 04/01/50 (a)	225,000	218,257
5.05%, 03/03/53 (a)	200,000	186,978
5.50%, 05/22/54 (a)	175,000	173,484
5.60%, 05/22/64 (a)	100,000	99,119
		24,398,212
		667,303,621

Utility 2.3%
Electric 2.1%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	236,697
5.45%, 05/15/29 (a)	100,000	99,970
2.10%, 07/01/30 (a)	175,000	144,704
5.70%, 05/15/34 (a)	100,000	99,187
4.15%, 05/01/49 (a)	100,000	75,584
3.45%, 05/15/51 (a)	100,000	65,861
5.25%, 05/15/52 (a)	100,000	90,148
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	75,000	73,481
3.75%, 12/01/47 (a)	150,000	112,443
4.25%, 09/15/48 (a)	100,000	80,737
3.80%, 06/15/49 (a)	100,000	74,462
3.15%, 09/15/49 (a)	75,000	49,601
3.65%, 04/01/50 (a)	100,000	72,771
4.50%, 06/15/52 (a)	100,000	83,429
5.40%, 03/15/53 (a)	100,000	95,826
AES Corp.
1.38%, 01/15/26 (a)	150,000	140,345
5.45%, 06/01/28 (a)	200,000	199,118
2.45%, 01/15/31 (a)	200,000	164,338
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	96,216
1.45%, 09/15/30 (a)	150,000	121,233
3.05%, 03/15/32 (a)	150,000	129,302
5.85%, 11/15/33 (a)	75,000	77,894
6.00%, 03/01/39	100,000	103,670
3.85%, 12/01/42	150,000	120,335
4.15%, 08/15/44 (a)	100,000	82,544
3.75%, 03/01/45 (a)	100,000	77,323
3.70%, 12/01/47 (a)	100,000	75,964
4.30%, 07/15/48 (a)	150,000	123,459
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 10/01/49 (a)	100,000	71,368
3.13%, 07/15/51 (a)	100,000	66,523
3.00%, 03/15/52 (a)	150,000	97,301
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (g)	200,000	198,722
Ameren Corp.
5.70%, 12/01/26 (a)	100,000	100,626
1.95%, 03/15/27 (a)	150,000	137,217
1.75%, 03/15/28 (a)	50,000	43,977
5.00%, 01/15/29 (a)	100,000	98,501
3.50%, 01/15/31 (a)	200,000	179,226
Ameren Illinois Co.
3.85%, 09/01/32 (a)	100,000	90,545
4.95%, 06/01/33 (a)	100,000	97,336
4.15%, 03/15/46 (a)	150,000	123,458
3.70%, 12/01/47 (a)	100,000	75,981
4.50%, 03/15/49 (a)	100,000	86,158
2.90%, 06/15/51 (a)	100,000	63,016
5.90%, 12/01/52 (a)	50,000	51,770
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	150,000	152,266
3.20%, 11/13/27 (a)	150,000	140,021
4.30%, 12/01/28 (a)	100,000	95,956
5.20%, 01/15/29 (a)	150,000	149,079
2.30%, 03/01/30 (a)	150,000	126,563
5.95%, 11/01/32 (a)	100,000	102,215
5.63%, 03/01/33 (a)	150,000	149,230
3.25%, 03/01/50 (a)	150,000	98,648
3.88%, 02/15/62 (a)(b)	150,000	137,273
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	94,223
2.70%, 04/01/31 (a)	150,000	126,626
5.65%, 04/01/34 (a)	100,000	98,851
7.00%, 04/01/38	100,000	109,171
4.50%, 03/01/49 (a)	100,000	79,386
3.70%, 05/01/50 (a)	200,000	138,332
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	88,007
6.35%, 12/15/32 (a)	100,000	104,813
5.55%, 08/01/33 (a)	150,000	148,551
5.70%, 08/15/34 (a)	150,000	150,026
4.50%, 04/01/42 (a)	150,000	126,908
4.25%, 03/01/49 (a)	100,000	77,976
3.35%, 05/15/50 (a)	250,000	167,065
2.65%, 09/15/50 (a)	150,000	87,015
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	95,570
2.30%, 03/15/31 (a)	100,000	83,237
Avangrid, Inc.
3.80%, 06/01/29 (a)	100,000	92,361
Avista Corp.
4.35%, 06/01/48 (a)	100,000	81,680
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	100,000	83,115
6.35%, 10/01/36	100,000	106,195
3.50%, 08/15/46 (a)	150,000	110,054
3.20%, 09/15/49 (a)	150,000	100,070
4.55%, 06/01/52 (a)	100,000	84,265
5.40%, 06/01/53 (a)	150,000	143,976
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	150,000	140,393
3.70%, 07/15/30 (a)	150,000	138,578
1.65%, 05/15/31 (a)	75,000	59,191
6.13%, 04/01/36	298,000	311,175
5.95%, 05/15/37	100,000	102,763
5.15%, 11/15/43 (a)	100,000	94,306

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/01/45 (a)	150,000	130,400
3.80%, 07/15/48 (a)	150,000	110,627
4.45%, 01/15/49 (a)	175,000	143,391
4.25%, 10/15/50 (a)	100,000	78,204
2.85%, 05/15/51 (a)	250,000	152,967
4.60%, 05/01/53 (a)	200,000	165,836
Black Hills Corp.
3.15%, 01/15/27 (a)	350,000	330,893
2.50%, 06/15/30 (a)	50,000	41,649
4.35%, 05/01/33 (a)	150,000	134,475
3.88%, 10/15/49 (a)	100,000	70,861
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	142,165
5.20%, 10/01/28 (a)	275,000	276,251
4.45%, 10/01/32 (a)	150,000	142,081
4.95%, 04/01/33 (a)	100,000	97,435
5.15%, 03/01/34 (a)	100,000	98,676
4.50%, 04/01/44 (a)	100,000	87,231
4.25%, 02/01/49 (a)	100,000	82,031
2.90%, 07/01/50 (a)	200,000	127,968
3.35%, 04/01/51 (a)	150,000	104,643
3.60%, 03/01/52 (a)	100,000	72,386
5.30%, 04/01/53 (a)	75,000	72,576
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	150,000	150,009
2.95%, 03/01/30 (a)	100,000	88,201
2.65%, 06/01/31 (a)	75,000	63,051
3.70%, 09/01/49 (a)	100,000	71,498
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	144,585
4.97%, 05/01/46 (a)	75,000	61,639
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	75,000	75,051
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	95,077
4.88%, 03/01/44 (a)	100,000	90,440
4.75%, 06/01/50 (a)(b)	100,000	92,018
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	94,985
2.95%, 08/15/27 (a)	150,000	140,286
2.20%, 03/01/30 (a)	100,000	84,911
5.30%, 06/01/34 (a)	200,000	199,356
5.90%, 03/15/36	150,000	155,400
3.80%, 10/01/42 (a)	100,000	79,164
4.60%, 08/15/43 (a)	100,000	87,665
4.70%, 01/15/44 (a)	100,000	89,203
3.70%, 03/01/45 (a)	100,000	76,874
4.35%, 11/15/45 (a)	100,000	83,750
3.65%, 06/15/46 (a)	100,000	74,665
3.75%, 08/15/47 (a)	150,000	113,340
4.00%, 03/01/48 (a)	150,000	116,973
4.00%, 03/01/49 (a)	150,000	116,166
3.20%, 11/15/49 (a)	100,000	66,815
3.00%, 03/01/50 (a)	150,000	96,369
3.13%, 03/15/51 (a)	200,000	130,568
5.30%, 02/01/53 (a)	100,000	94,400
5.65%, 06/01/54 (a)	200,000	199,038
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	100,000	93,626
4.65%, 01/01/29 (a)	75,000	73,760
2.05%, 07/01/31 (a)	100,000	81,292
4.90%, 07/01/33 (a)	75,000	72,802
4.30%, 04/15/44 (a)	75,000	63,472
4.00%, 04/01/48 (a)	150,000	119,355
5.25%, 01/15/53 (a)	150,000	143,464
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	48,086
3.35%, 04/01/30 (a)	200,000	182,470
2.40%, 06/15/31 (a)	200,000	167,974
5.20%, 03/01/33 (a)	100,000	99,932
5.50%, 03/15/34 (a)	100,000	101,358
5.38%, 05/15/34 (a)	150,000	149,837
5.30%, 03/01/35	80,000	79,490
5.85%, 03/15/36	150,000	154,000
6.30%, 08/15/37	100,000	105,994
6.75%, 04/01/38	100,000	111,052
5.50%, 12/01/39	100,000	98,419
4.20%, 03/15/42	50,000	41,684
4.45%, 03/15/44 (a)	230,000	196,974
4.50%, 12/01/45 (a)	150,000	127,716
3.85%, 06/15/46 (a)	100,000	77,140
3.88%, 06/15/47 (a)	150,000	116,273
4.65%, 12/01/48 (a)	100,000	85,538
4.13%, 05/15/49 (a)	100,000	78,756
3.95%, 04/01/50 (a)	150,000	117,132
6.15%, 11/15/52 (a)	150,000	159,435
5.90%, 11/15/53 (a)	150,000	154,242
5.70%, 05/15/54 (a)	150,000	149,176
4.63%, 12/01/54 (a)	100,000	85,042
4.30%, 12/01/56 (a)	150,000	118,784
4.00%, 11/15/57 (a)	100,000	75,031
4.50%, 05/15/58 (a)	100,000	81,612
3.70%, 11/15/59 (a)	100,000	69,207
3.00%, 12/01/60 (a)	100,000	59,226
3.60%, 06/15/61 (a)	200,000	137,928
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	150,000	151,386
5.80%, 03/01/33 (a)	150,000	152,638
6.13%, 01/15/34 (a)	100,000	104,159
6.25%, 10/01/39	162,000	167,911
5.75%, 10/01/41 (a)	100,000	97,962
5.60%, 06/15/42 (a)	100,000	96,340
6.50%, 10/01/53 (a)	175,000	186,945
5.75%, 03/15/54 (a)	150,000	145,594
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	197,768
4.90%, 02/15/29 (a)	100,000	99,362
4.63%, 05/15/33 (a)	125,000	119,500
3.95%, 05/15/43 (a)	230,000	187,556
4.05%, 05/15/48 (a)	100,000	80,973
4.35%, 04/15/49 (a)	100,000	85,185
3.10%, 08/15/50 (a)	100,000	70,296
3.50%, 08/01/51 (a)	200,000	150,294
2.50%, 05/01/60 (a)	200,000	113,044
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	73,088
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	75,000	61,379
5.30%, 05/15/33	150,000	149,776
6.05%, 01/15/38	100,000	103,795
5.45%, 02/01/41 (a)	100,000	97,577
6.25%, 10/15/53 (a)	100,000	108,140
5.10%, 06/01/65 (a)	100,000	89,137
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	150,000	146,830
1.45%, 04/15/26 (a)	100,000	92,933
2.85%, 08/15/26 (a)	150,000	142,221
4.25%, 06/01/28 (a)	150,000	144,397
3.38%, 04/01/30 (a)	350,000	314,545
4.35%, 08/15/32 (a)	75,000	69,703
5.38%, 11/15/32 (a)	150,000	148,330
5.25%, 08/01/33	180,000	175,977
5.95%, 06/15/35	100,000	101,385

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 06/15/38	100,000	109,037
4.90%, 08/01/41 (a)	100,000	88,806
4.05%, 09/15/42 (a)	100,000	78,866
4.70%, 12/01/44 (a)	50,000	42,536
4.60%, 03/15/49 (a)	100,000	83,303
4.85%, 08/15/52 (a)	100,000	86,054
7.00%, 06/01/54 (a)(b)	150,000	154,716
6.88%, 02/01/55 (a)(b)	175,000	177,527
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	89,163
2.25%, 03/01/30 (a)	150,000	128,534
2.63%, 03/01/31 (a)	100,000	85,457
5.20%, 04/01/33 (a)	150,000	149,728
5.20%, 03/01/34 (a)	150,000	148,408
3.70%, 03/15/45 (a)	250,000	195,082
3.75%, 08/15/47 (a)	150,000	114,279
4.05%, 05/15/48 (a)	100,000	80,034
3.95%, 03/01/49 (a)	150,000	119,052
2.95%, 03/01/50 (a)	100,000	64,933
5.40%, 04/01/53 (a)	150,000	146,659
DTE Energy Co.
2.85%, 10/01/26 (a)	200,000	189,060
4.88%, 06/01/28 (a)	150,000	147,739
5.10%, 03/01/29 (a)	200,000	197,466
3.40%, 06/15/29 (a)	100,000	91,159
2.95%, 03/01/30 (a)	100,000	87,421
5.85%, 06/01/34 (a)	150,000	151,870
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	142,608
3.95%, 11/15/28 (a)	150,000	143,416
2.45%, 08/15/29 (a)	150,000	132,102
2.45%, 02/01/30 (a)	100,000	86,843
6.45%, 10/15/32	130,000	140,014
4.95%, 01/15/33 (a)	200,000	195,690
6.00%, 01/15/38	100,000	103,885
6.05%, 04/15/38	150,000	156,285
5.30%, 02/15/40	150,000	146,301
4.25%, 12/15/41 (a)	155,000	130,169
3.75%, 06/01/45 (a)	150,000	113,652
3.88%, 03/15/46 (a)	100,000	77,172
3.70%, 12/01/47 (a)	150,000	110,925
3.95%, 03/15/48 (a)	100,000	77,137
3.20%, 08/15/49 (a)	150,000	100,808
3.45%, 04/15/51 (a)	150,000	104,960
3.55%, 03/15/52 (a)	100,000	70,451
5.35%, 01/15/53 (a)	150,000	143,151
5.40%, 01/15/54 (a)	150,000	144,234
Duke Energy Corp.
0.90%, 09/15/25 (a)	200,000	188,664
2.65%, 09/01/26 (a)	300,000	282,843
3.15%, 08/15/27 (a)	200,000	187,926
4.30%, 03/15/28 (a)	175,000	169,528
4.85%, 01/05/29 (a)	100,000	98,172
3.40%, 06/15/29 (a)	50,000	46,032
2.45%, 06/01/30 (a)	250,000	213,505
2.55%, 06/15/31 (a)	200,000	167,446
4.50%, 08/15/32 (a)	200,000	187,228
5.75%, 09/15/33 (a)	100,000	101,305
4.80%, 12/15/45 (a)	200,000	172,662
3.75%, 09/01/46 (a)	250,000	184,122
3.95%, 08/15/47 (a)	100,000	75,135
4.20%, 06/15/49 (a)	100,000	77,478
3.50%, 06/15/51 (a)	200,000	135,726
5.00%, 08/15/52 (a)	200,000	174,998
6.10%, 09/15/53 (a)	100,000	102,435
3.25%, 01/15/82 (a)(b)	100,000	89,809
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	255,000	243,191
3.80%, 07/15/28 (a)	150,000	143,347
1.75%, 06/15/30 (a)	150,000	123,555
2.40%, 12/15/31 (a)	100,000	82,887
5.88%, 11/15/33 (a)	100,000	104,003
6.35%, 09/15/37	150,000	159,375
6.40%, 06/15/38	200,000	213,406
3.40%, 10/01/46 (a)	75,000	53,335
4.20%, 07/15/48 (a)	150,000	120,873
3.00%, 12/15/51 (a)	100,000	63,202
5.95%, 11/15/52 (a)	50,000	51,380
6.20%, 11/15/53 (a)	125,000	133,480
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	150,000	149,617
6.12%, 10/15/35	100,000	105,183
6.35%, 08/15/38	200,000	212,762
4.90%, 07/15/43 (a)	100,000	90,257
3.25%, 10/01/49 (a)	150,000	100,988
2.75%, 04/01/50 (a)	100,000	60,592
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	70,451
2.13%, 06/01/30 (a)	150,000	125,531
4.30%, 02/01/49 (a)	100,000	80,538
5.65%, 04/01/53 (a)	100,000	98,061
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	189,550
2.00%, 08/15/31 (a)	150,000	122,018
3.40%, 04/01/32 (a)	75,000	65,967
5.25%, 03/15/33 (a)	100,000	99,562
4.10%, 05/15/42 (a)	100,000	82,030
4.10%, 03/15/43 (a)	150,000	122,342
4.15%, 12/01/44 (a)	178,000	144,018
4.20%, 08/15/45 (a)	100,000	81,208
3.70%, 10/15/46 (a)	250,000	187,247
2.50%, 08/15/50 (a)	150,000	86,549
4.00%, 04/01/52 (a)	75,000	57,271
5.35%, 03/15/53 (a)	150,000	141,679
Edison International
4.70%, 08/15/25	100,000	98,771
5.75%, 06/15/27 (a)	100,000	100,674
4.13%, 03/15/28 (a)	100,000	95,331
6.95%, 11/15/29 (a)	100,000	106,415
El Paso Electric Co.
6.00%, 05/15/35	44,000	43,963
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	150,000	143,547
4.75%, 06/15/46 (a)	250,000	202,580
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	96,082
Enel Chile SA
4.88%, 06/12/28 (a)	100,000	96,811
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	150,000	145,633
5.15%, 01/15/33 (a)	200,000	197,510
5.45%, 06/01/34 (a)	75,000	74,687
4.20%, 04/01/49 (a)	150,000	120,048
2.65%, 06/15/51 (a)	100,000	58,247
5.75%, 06/01/54 (a)	75,000	74,519
Entergy Corp.
0.90%, 09/15/25 (a)	150,000	141,376
2.95%, 09/01/26 (a)	150,000	141,982
1.90%, 06/15/28 (a)	150,000	131,283
2.80%, 06/15/30 (a)	100,000	86,804
2.40%, 06/15/31 (a)	150,000	123,423
3.75%, 06/15/50 (a)	150,000	106,154
7.13%, 12/01/54 (a)(b)	200,000	199,162

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	100,000	93,760
3.25%, 04/01/28 (a)	100,000	93,215
2.35%, 06/15/32 (a)	100,000	80,536
4.00%, 03/15/33 (a)	100,000	90,256
5.35%, 03/15/34 (a)	100,000	98,792
3.10%, 06/15/41 (a)	100,000	72,253
4.95%, 01/15/45 (a)	75,000	66,173
4.20%, 09/01/48 (a)	100,000	79,186
4.20%, 04/01/50 (a)	150,000	118,635
2.90%, 03/15/51 (a)	150,000	91,227
4.75%, 09/15/52 (a)	100,000	86,053
5.70%, 03/15/54 (a)	150,000	147,961
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	150,000	144,939
3.85%, 06/01/49 (a)	100,000	74,380
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	120,996
4.50%, 03/30/39 (a)	100,000	87,987
3.55%, 09/30/49 (a)	100,000	70,604
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	189,704
4.13%, 03/01/42 (a)	100,000	82,302
4.25%, 12/01/45 (a)	100,000	81,586
3.25%, 09/01/49 (a)	100,000	66,308
3.45%, 04/15/50 (a)	50,000	34,351
5.70%, 03/15/53 (a)	100,000	97,917
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	75,000	63,502
5.40%, 04/01/34 (a)	75,000	74,267
5.30%, 10/01/41 (a)	100,000	94,825
4.20%, 03/15/48 (a)	100,000	80,123
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	222,215
Eversource Energy
0.80%, 08/15/25 (a)	100,000	94,265
4.75%, 05/15/26	150,000	147,903
5.00%, 01/01/27	150,000	148,491
3.30%, 01/15/28 (a)	100,000	92,868
5.45%, 03/01/28 (a)	200,000	200,144
5.95%, 02/01/29 (a)	100,000	101,974
4.25%, 04/01/29 (a)	150,000	142,444
1.65%, 08/15/30 (a)	250,000	199,665
2.55%, 03/15/31 (a)	100,000	82,726
3.38%, 03/01/32 (a)	150,000	128,327
5.13%, 05/15/33 (a)	150,000	143,848
5.50%, 01/01/34 (a)	100,000	97,971
5.95%, 07/15/34 (a)	100,000	100,829
3.45%, 01/15/50 (a)	150,000	102,765
Exelon Corp.
3.40%, 04/15/26 (a)	150,000	145,123
5.15%, 03/15/28 (a)	200,000	199,140
5.15%, 03/15/29 (a)	125,000	124,413
4.05%, 04/15/30 (a)	300,000	281,412
5.30%, 03/15/33 (a)	150,000	148,681
5.45%, 03/15/34 (a)	125,000	123,975
4.95%, 06/15/35 (a)(d)	80,000	74,486
5.63%, 06/15/35	100,000	99,497
5.10%, 06/15/45 (a)	100,000	91,226
4.45%, 04/15/46 (a)	200,000	167,056
4.70%, 04/15/50 (a)	100,000	85,328
4.10%, 03/15/52 (a)	150,000	115,623
5.60%, 03/15/53 (a)	100,000	96,821
FirstEnergy Corp.
4.15%, 07/15/27 (a)(g)	250,000	238,535
2.65%, 03/01/30 (a)	75,000	64,546
2.25%, 09/01/30 (a)	75,000	62,075
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 07/15/47 (a)(g)	100,000	86,125
3.40%, 03/01/50 (a)	100,000	66,458
Florida Power & Light Co.
3.13%, 12/01/25 (a)	150,000	145,452
4.45%, 05/15/26 (a)	100,000	98,737
3.30%, 05/30/27 (a)	150,000	142,479
5.05%, 04/01/28 (a)	175,000	175,261
4.40%, 05/15/28 (a)	100,000	97,792
5.15%, 06/15/29 (a)	150,000	150,582
2.45%, 02/03/32 (a)	300,000	248,922
5.10%, 04/01/33 (a)	150,000	148,518
4.80%, 05/15/33 (a)	150,000	145,711
5.63%, 04/01/34	150,000	154,545
5.30%, 06/15/34 (a)	150,000	150,609
5.65%, 02/01/37	100,000	101,549
5.95%, 02/01/38	100,000	104,845
5.96%, 04/01/39	100,000	105,709
5.69%, 03/01/40	150,000	153,655
5.25%, 02/01/41 (a)	75,000	73,355
4.05%, 06/01/42 (a)	100,000	83,779
3.80%, 12/15/42 (a)	100,000	80,560
4.05%, 10/01/44 (a)	150,000	123,540
3.70%, 12/01/47 (a)	100,000	76,232
3.95%, 03/01/48 (a)	100,000	78,989
4.13%, 06/01/48 (a)	150,000	121,470
3.99%, 03/01/49 (a)	100,000	79,107
3.15%, 10/01/49 (a)	100,000	67,959
2.88%, 12/04/51 (a)	200,000	127,394
5.30%, 04/01/53 (a)	100,000	96,641
5.60%, 06/15/54 (a)	150,000	151,053
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	288,695
Georgia Power Co.
5.00%, 02/23/27 (a)	75,000	74,863
3.25%, 03/30/27 (a)	75,000	71,210
4.65%, 05/16/28 (a)	200,000	196,620
2.65%, 09/15/29 (a)	150,000	133,098
4.70%, 05/15/32 (a)	100,000	96,508
4.95%, 05/17/33 (a)	200,000	194,682
5.25%, 03/15/34 (a)	150,000	149,034
4.75%, 09/01/40	150,000	135,236
4.30%, 03/15/42	150,000	128,406
4.30%, 03/15/43	100,000	83,906
3.70%, 01/30/50 (a)	100,000	74,215
3.25%, 03/15/51 (a)	100,000	67,778
5.13%, 05/15/52 (a)	150,000	139,400
Iberdrola International BV
6.75%, 07/15/36	100,000	111,549
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	117,485
5.80%, 04/01/54 (a)	75,000	73,986
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	84,021
3.75%, 07/01/47 (a)	100,000	73,541
4.25%, 08/15/48 (a)	100,000	79,535
3.25%, 05/01/51 (a)	150,000	98,463
Interstate Power & Light Co.
2.30%, 06/01/30 (a)	200,000	169,176
5.70%, 10/15/33 (a)	75,000	75,781
6.25%, 07/15/39	150,000	155,509
3.50%, 09/30/49 (a)	100,000	69,575
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	95,674
5.30%, 07/01/43 (a)	100,000	92,387
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	80,190	74,726

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	94,668
4.38%, 10/01/45 (a)	100,000	83,939
3.30%, 06/01/50 (a)	100,000	67,793
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	100,000	79,919
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	188,204
6.75%, 12/30/31	100,000	111,135
5.35%, 01/15/34 (a)	75,000	75,938
4.80%, 09/15/43 (a)	100,000	90,095
4.40%, 10/15/44 (a)	100,000	84,626
4.25%, 05/01/46 (a)	100,000	82,387
3.95%, 08/01/47 (a)	50,000	39,103
3.65%, 08/01/48 (a)	150,000	111,951
4.25%, 07/15/49 (a)	150,000	123,113
3.15%, 04/15/50 (a)	100,000	66,739
2.70%, 08/01/52 (a)	100,000	59,888
5.85%, 09/15/54 (a)	175,000	179,525
5.30%, 02/01/55 (a)	100,000	95,015
Mississippi Power Co.
4.25%, 03/15/42	100,000	82,665
3.10%, 07/30/51 (a)	100,000	63,703
National Grid PLC
5.60%, 06/12/28 (a)	150,000	150,943
5.81%, 06/12/33 (a)	150,000	150,631
5.42%, 01/11/34 (a)	150,000	146,361
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (a)	125,000	121,399
4.45%, 03/13/26 (a)	100,000	98,729
1.00%, 06/15/26 (a)	150,000	137,937
4.80%, 02/05/27 (a)	100,000	99,416
5.10%, 05/06/27 (a)	100,000	99,908
3.40%, 02/07/28 (a)	200,000	188,936
4.80%, 03/15/28 (a)	200,000	198,180
4.85%, 02/07/29 (a)	150,000	148,497
3.70%, 03/15/29 (a)	100,000	93,816
2.40%, 03/15/30 (a)	150,000	128,786
5.00%, 02/07/31 (a)	100,000	99,517
1.35%, 03/15/31 (a)	100,000	77,748
1.65%, 06/15/31 (a)	100,000	78,710
2.75%, 04/15/32 (a)	100,000	83,525
4.02%, 11/01/32 (a)	150,000	136,653
4.15%, 12/15/32 (a)	100,000	91,962
5.80%, 01/15/33 (a)	150,000	154,792
4.40%, 11/01/48 (a)	50,000	41,637
4.30%, 03/15/49 (a)	100,000	82,574
7.13%, 09/15/53 (a)(b)	75,000	77,358
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	141,005
6.65%, 04/01/36	100,000	107,154
6.75%, 07/01/37	100,000	109,033
3.13%, 08/01/50 (a)	100,000	64,014
6.00%, 03/15/54 (a)	100,000	101,798
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25	350,000	350,658
4.95%, 01/29/26	200,000	198,864
1.88%, 01/15/27 (a)	150,000	137,600
3.55%, 05/01/27 (a)	250,000	238,422
4.63%, 07/15/27 (a)	200,000	196,402
4.90%, 02/28/28 (a)	200,000	197,698
1.90%, 06/15/28 (a)	300,000	263,856
4.90%, 03/15/29 (a)	250,000	246,657
3.50%, 04/01/29 (a)	150,000	138,821
2.75%, 11/01/29 (a)	150,000	132,755
5.00%, 02/28/30 (a)	100,000	98,907
2.25%, 06/01/30 (a)	300,000	253,497
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.44%, 01/15/32 (a)	200,000	163,596
5.00%, 07/15/32 (a)	200,000	195,158
5.05%, 02/28/33 (a)	175,000	170,518
5.25%, 03/15/34 (a)	200,000	196,080
3.00%, 01/15/52 (a)	100,000	63,321
5.25%, 02/28/53 (a)	200,000	185,938
5.55%, 03/15/54 (a)	100,000	96,864
6.70%, 09/01/54 (a)(b)	175,000	174,727
4.80%, 12/01/77 (a)(b)	150,000	138,011
3.80%, 03/15/82 (a)(b)	100,000	91,477
Northern States Power Co.
5.35%, 11/01/39	100,000	97,819
3.40%, 08/15/42 (a)	250,000	190,070
4.00%, 08/15/45 (a)	150,000	118,895
3.60%, 09/15/47 (a)	150,000	110,601
2.90%, 03/01/50 (a)	150,000	96,213
3.20%, 04/01/52 (a)	100,000	66,580
4.50%, 06/01/52 (a)	100,000	84,532
5.10%, 05/15/53 (a)	150,000	138,939
5.40%, 03/15/54 (a)	100,000	96,961
NorthWestern Corp.
4.18%, 11/15/44 (a)	100,000	81,125
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	142,711
3.25%, 05/15/29 (a)	150,000	138,167
5.40%, 06/01/34 (a)	100,000	99,909
5.50%, 03/15/40	150,000	147,745
4.55%, 06/01/52 (a)	150,000	126,423
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	99,032
5.38%, 11/01/40	200,000	187,184
4.50%, 04/01/47 (a)	100,000	80,914
3.75%, 08/01/50 (a)	100,000	71,687
Ohio Edison Co.
6.88%, 07/15/36	100,000	110,290
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	86,456
1.63%, 01/15/31 (a)	150,000	119,510
5.00%, 06/01/33 (a)	100,000	96,559
4.00%, 06/01/49 (a)	50,000	38,103
2.90%, 10/01/51 (a)	150,000	92,582
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	95,127
3.30%, 03/15/30 (a)	100,000	90,062
3.25%, 04/01/30 (a)	150,000	134,507
5.60%, 04/01/53 (a)	100,000	97,949
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (a)	250,000	234,950
3.70%, 11/15/28 (a)	100,000	94,625
2.75%, 05/15/30 (a)	150,000	131,787
7.00%, 05/01/32	150,000	165,808
4.15%, 06/01/32 (a)	100,000	92,983
4.55%, 09/15/32 (a)	100,000	95,115
5.65%, 11/15/33 (a)	150,000	153,436
5.25%, 09/30/40	150,000	145,098
4.55%, 12/01/41 (a)	180,000	160,115
5.30%, 06/01/42 (a)	37,000	35,993
3.80%, 09/30/47 (a)	100,000	76,388
3.80%, 06/01/49 (a)	100,000	76,389
3.10%, 09/15/49 (a)	150,000	100,098
3.70%, 05/15/50 (a)	100,000	74,238
2.70%, 11/15/51 (a)	100,000	60,207
4.60%, 06/01/52 (a)	100,000	85,864
4.95%, 09/15/52 (a)	200,000	181,894
5.35%, 10/01/52 (a)	78,000	74,869

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pacific Gas & Electric Co.
3.15%, 01/01/26	325,000	312,624
2.95%, 03/01/26 (a)	200,000	190,944
5.45%, 06/15/27 (a)	100,000	99,827
2.10%, 08/01/27 (a)	200,000	180,306
3.30%, 12/01/27 (a)	250,000	232,225
3.00%, 06/15/28 (a)	150,000	136,833
3.75%, 07/01/28	200,000	186,468
6.10%, 01/15/29 (a)	200,000	204,126
5.55%, 05/15/29 (a)	200,000	199,998
4.55%, 07/01/30 (a)	550,000	519,365
2.50%, 02/01/31 (a)	450,000	370,935
3.25%, 06/01/31 (a)	150,000	129,009
4.40%, 03/01/32 (a)	100,000	91,439
5.90%, 06/15/32 (a)	100,000	100,810
6.15%, 01/15/33 (a)	150,000	153,261
6.40%, 06/15/33 (a)	200,000	207,834
6.95%, 03/15/34 (a)	150,000	161,923
5.80%, 05/15/34 (a)	200,000	199,614
4.50%, 07/01/40 (a)	350,000	290,640
3.30%, 08/01/40 (a)	250,000	178,842
4.20%, 06/01/41 (a)	100,000	78,938
4.60%, 06/15/43 (a)	150,000	122,756
4.75%, 02/15/44 (a)	100,000	83,273
4.30%, 03/15/45 (a)	100,000	77,085
4.25%, 03/15/46 (a)	250,000	190,275
4.00%, 12/01/46 (a)	100,000	73,094
3.95%, 12/01/47 (a)	200,000	144,818
4.95%, 07/01/50 (a)	550,000	459,123
3.50%, 08/01/50 (a)	350,000	231,080
5.25%, 03/01/52 (a)	100,000	86,320
6.75%, 01/15/53 (a)	250,000	264,507
6.70%, 04/01/53 (a)	150,000	158,319
PacifiCorp
3.50%, 06/15/29 (a)	100,000	92,244
5.30%, 02/15/31 (a)	150,000	148,447
7.70%, 11/15/31	100,000	114,114
5.45%, 02/15/34 (a)	200,000	195,648
6.10%, 08/01/36	100,000	102,616
5.75%, 04/01/37	100,000	99,098
6.25%, 10/15/37	100,000	103,131
6.35%, 07/15/38	100,000	103,885
6.00%, 01/15/39	130,000	131,739
4.13%, 01/15/49 (a)	150,000	113,483
4.15%, 02/15/50 (a)	150,000	114,087
3.30%, 03/15/51 (a)	100,000	64,103
2.90%, 06/15/52 (a)	100,000	58,233
5.35%, 12/01/53 (a)	200,000	179,536
5.50%, 05/15/54 (a)	250,000	229,307
5.80%, 01/15/55 (a)	200,000	190,472
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	146,631
4.15%, 10/01/44 (a)	100,000	82,892
3.90%, 03/01/48 (a)	150,000	118,170
3.00%, 09/15/49 (a)	100,000	66,274
2.80%, 06/15/50 (a)	100,000	62,974
3.05%, 03/15/51 (a)	150,000	98,283
4.38%, 08/15/52 (a)	75,000	62,318
Potomac Electric Power Co.
6.50%, 11/15/37	150,000	164,679
4.15%, 03/15/43 (a)	100,000	82,950
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	150,000	144,034
4.13%, 04/15/30 (a)	200,000	188,806
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	147,397
4.85%, 02/15/34 (a)	150,000	145,171
4.75%, 07/15/43 (a)	50,000	45,440
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 06/15/44 (a)	100,000	83,486
3.95%, 06/01/47 (a)	150,000	118,959
4.15%, 06/15/48 (a)	100,000	81,607
5.25%, 05/15/53 (a)	150,000	143,443
Progress Energy, Inc.
7.75%, 03/01/31	150,000	169,191
7.00%, 10/30/31	100,000	109,538
6.00%, 12/01/39	100,000	101,101
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	94,614
1.90%, 01/15/31 (a)	150,000	121,499
1.88%, 06/15/31 (a)	150,000	120,002
5.35%, 05/15/34 (a)	75,000	74,375
6.25%, 09/01/37	100,000	104,759
3.60%, 09/15/42 (a)	100,000	76,237
4.30%, 03/15/44 (a)	40,000	32,558
3.80%, 06/15/47 (a)	200,000	147,918
4.05%, 09/15/49 (a)	100,000	76,636
3.20%, 03/01/50 (a)	100,000	66,195
5.25%, 04/01/53 (a)	150,000	137,801
5.75%, 05/15/54 (a)	150,000	149,248
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	100,000	82,491
5.35%, 10/01/33 (a)	100,000	100,285
3.60%, 07/01/49 (a)	50,000	36,800
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	80,619
5.25%, 01/15/33 (a)	100,000	97,524
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	250,000	232,195
2.25%, 09/15/26 (a)	150,000	140,612
3.65%, 09/01/28 (a)	100,000	94,894
3.20%, 05/15/29 (a)	100,000	91,889
1.90%, 08/15/31 (a)	250,000	201,107
4.90%, 12/15/32 (a)	150,000	146,547
5.20%, 08/01/33 (a)	100,000	99,545
3.95%, 05/01/42 (a)	150,000	122,831
3.80%, 03/01/46 (a)	150,000	117,288
3.60%, 12/01/47 (a)	100,000	74,823
3.85%, 05/01/49 (a)	150,000	116,258
3.15%, 01/01/50 (a)	100,000	68,090
2.70%, 05/01/50 (a)	150,000	93,774
2.05%, 08/01/50 (a)	200,000	108,018
5.13%, 03/15/53 (a)	50,000	47,194
5.45%, 08/01/53 (a)	100,000	98,184
5.45%, 03/01/54 (a)	100,000	98,373
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	250,000	236,085
5.85%, 11/15/27 (a)	200,000	203,496
5.88%, 10/15/28 (a)	150,000	152,857
1.60%, 08/15/30 (a)	200,000	160,708
5.45%, 04/01/34 (a)	75,000	74,128
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	228,157
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	382,587
4.22%, 06/15/48 (a)	100,000	79,525
3.25%, 09/15/49 (a)	100,000	66,528
2.89%, 09/15/51 (a)	100,000	61,921
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	142,462
1.70%, 10/01/30 (a)	200,000	162,288
6.00%, 06/01/39	50,000	51,410
4.50%, 08/15/40	100,000	88,805
4.15%, 05/15/48 (a)	100,000	80,404
4.10%, 06/15/49 (a)	100,000	78,581
3.32%, 04/15/50 (a)	100,000	68,111

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 08/15/51 (a)	150,000	97,005
5.35%, 04/01/53 (a)	150,000	141,915
5.55%, 04/15/54 (a)	100,000	97,626
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	75,000	71,310
5.90%, 03/15/54 (a)(d)	75,000	75,339
Southern California Edison Co.
3.70%, 08/01/25 (a)	200,000	195,890
1.20%, 02/01/26 (a)	100,000	93,470
4.90%, 06/01/26 (a)	100,000	99,238
4.70%, 06/01/27 (a)	150,000	147,828
5.85%, 11/01/27 (a)	150,000	152,907
3.65%, 03/01/28 (a)	100,000	94,500
5.30%, 03/01/28 (a)	150,000	150,424
5.65%, 10/01/28 (a)	100,000	101,685
4.20%, 03/01/29 (a)	100,000	95,613
5.15%, 06/01/29 (a)	100,000	99,694
2.85%, 08/01/29 (a)	100,000	89,169
2.25%, 06/01/30 (a)	150,000	126,230
5.45%, 06/01/31 (a)	300,000	301,110
2.75%, 02/01/32 (a)	100,000	83,547
5.95%, 11/01/32 (a)	125,000	129,178
6.00%, 01/15/34	150,000	155,014
5.20%, 06/01/34 (a)	200,000	194,872
5.63%, 02/01/36	100,000	99,452
5.55%, 01/15/37	75,000	73,988
5.95%, 02/01/38	100,000	101,373
5.50%, 03/15/40	100,000	97,039
4.50%, 09/01/40 (a)	150,000	129,564
4.05%, 03/15/42 (a)	100,000	79,507
3.90%, 03/15/43 (a)	50,000	38,809
4.65%, 10/01/43 (a)	150,000	129,699
3.60%, 02/01/45 (a)	100,000	73,267
4.00%, 04/01/47 (a)	300,000	230,787
4.13%, 03/01/48 (a)	250,000	195,417
4.88%, 03/01/49 (a)	100,000	87,287
3.65%, 02/01/50 (a)	200,000	142,788
2.95%, 02/01/51 (a)	100,000	62,394
3.65%, 06/01/51 (a)	100,000	70,628
3.45%, 02/01/52 (a)	100,000	68,286
5.45%, 06/01/52 (a)	100,000	93,773
5.70%, 03/01/53 (a)	100,000	97,768
5.88%, 12/01/53 (a)	150,000	150,138
Southern Co.
3.25%, 07/01/26 (a)	400,000	384,140
5.11%, 08/01/27 (g)	150,000	149,286
4.85%, 06/15/28 (a)	200,000	197,978
5.50%, 03/15/29 (a)	100,000	101,128
3.70%, 04/30/30 (a)	250,000	230,680
5.20%, 06/15/33 (a)	150,000	147,304
5.70%, 03/15/34 (a)	150,000	152,331
4.25%, 07/01/36 (a)	50,000	44,467
4.40%, 07/01/46 (a)	300,000	252,354
4.00%, 01/15/51 (a)(b)	250,000	241,580
3.75%, 09/15/51 (a)(b)	200,000	186,424
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	98,164
0.90%, 01/15/26 (a)	150,000	139,427
5.25%, 07/15/43	50,000	46,025
4.95%, 12/15/46 (a)	100,000	87,343
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	140,567
2.75%, 10/01/26 (a)	75,000	70,394
4.10%, 09/15/28 (a)	150,000	142,105
5.30%, 04/01/33 (a)	100,000	96,752
6.20%, 03/15/40	100,000	103,869
3.90%, 04/01/45 (a)	150,000	111,144
3.85%, 02/01/48 (a)	50,000	35,792
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	125,802
3.40%, 08/15/46 (a)	75,000	50,978
3.70%, 08/15/47 (a)	100,000	70,738
3.15%, 05/01/50 (a)	150,000	95,411
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	75,000	76,185
Tampa Electric Co.
2.40%, 03/15/31 (a)	100,000	83,809
4.10%, 06/15/42 (a)	200,000	164,440
4.30%, 06/15/48 (a)	250,000	201,362
Toledo Edison Co.
6.15%, 05/15/37	100,000	104,576
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	161,046
4.85%, 12/01/48 (a)	50,000	43,715
4.00%, 06/15/50 (a)	100,000	75,411
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	140,439
2.95%, 03/15/30 (a)	200,000	177,338
2.15%, 03/15/32 (a)	100,000	79,990
8.45%, 03/15/39	100,000	127,284
3.90%, 09/15/42 (a)	40,000	32,397
4.00%, 04/01/48 (a)	250,000	194,465
2.63%, 03/15/51 (a)	100,000	59,440
3.90%, 04/01/52 (a)	150,000	115,325
5.45%, 03/15/53 (a)	100,000	96,191
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	250,000	239,517
3.75%, 05/15/27 (a)	150,000	144,492
3.80%, 04/01/28 (a)	150,000	142,893
2.88%, 07/15/29 (a)	250,000	224,915
2.40%, 03/30/32 (a)	150,000	122,652
5.00%, 04/01/33 (a)	100,000	96,992
6.00%, 01/15/36	150,000	155,193
6.00%, 05/15/37	150,000	154,711
8.88%, 11/15/38	150,000	195,231
4.00%, 01/15/43 (a)	100,000	80,279
4.65%, 08/15/43 (a)	200,000	175,958
4.45%, 02/15/44 (a)	100,000	85,276
4.20%, 05/15/45 (a)	100,000	81,732
3.80%, 09/15/47 (a)	150,000	112,896
4.60%, 12/01/48 (a)	150,000	127,257
3.30%, 12/01/49 (a)	125,000	85,326
2.45%, 12/15/50 (a)	200,000	113,110
2.95%, 11/15/51 (a)	100,000	62,709
4.63%, 05/15/52 (a)	100,000	84,637
5.45%, 04/01/53 (a)	100,000	96,009
5.70%, 08/15/53 (a)	100,000	100,110
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	250,000	247,345
5.15%, 10/01/27 (a)	100,000	99,592
1.38%, 10/15/27 (a)	200,000	176,240
4.75%, 01/15/28 (a)	150,000	148,453
1.80%, 10/15/30 (a)	100,000	81,068
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	88,008
5.00%, 05/15/29 (a)	150,000	149,545
4.75%, 09/30/32 (a)	100,000	97,644
4.30%, 10/15/48 (a)	100,000	82,464
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	90,947
3.95%, 09/01/32 (a)	100,000	90,775
4.95%, 04/01/33 (a)	100,000	96,300
3.65%, 04/01/50 (a)	100,000	71,685

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Public Service Corp.
3.67%, 12/01/42	150,000	117,092
3.30%, 09/01/49 (a)	100,000	69,026
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	142,723
4.00%, 06/15/28 (a)	250,000	238,202
2.60%, 12/01/29 (a)	100,000	87,082
3.40%, 06/01/30 (a)	100,000	89,620
4.60%, 06/01/32 (a)	200,000	186,514
5.45%, 08/15/33 (a)	150,000	147,409
5.50%, 03/15/34 (a)	150,000	147,682
3.50%, 12/01/49 (a)	100,000	68,374
		96,935,509
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	111,404
1.50%, 01/15/31 (a)	150,000	119,774
4.13%, 10/15/44 (a)	300,000	249,627
4.30%, 10/01/48 (a)	100,000	82,945
4.13%, 03/15/49 (a)	100,000	79,632
3.38%, 09/15/49 (a)	100,000	70,013
2.85%, 02/15/52 (a)	150,000	93,383
5.75%, 10/15/52 (a)	100,000	102,027
6.20%, 11/15/53 (a)	100,000	108,290
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	200,086
4.00%, 04/01/28 (a)	100,000	95,590
1.75%, 10/01/30 (a)	100,000	81,110
5.40%, 03/01/33 (a)	100,000	99,646
5.85%, 01/15/41 (a)	100,000	101,926
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	331,285
3.49%, 05/15/27 (a)	250,000	237,852
5.25%, 03/30/28 (a)	200,000	199,580
2.95%, 09/01/29 (a)	100,000	89,480
3.60%, 05/01/30 (a)	150,000	136,959
1.70%, 02/15/31 (a)	250,000	198,545
5.35%, 04/01/34 (a)	100,000	97,875
5.25%, 02/15/43 (a)	45,000	41,666
4.80%, 02/15/44 (a)	209,000	182,309
5.65%, 02/01/45 (a)	100,000	96,635
4.38%, 05/15/47 (a)	200,000	163,164
3.95%, 03/30/48 (a)	100,000	75,560
5.00%, 06/15/52 (a)	75,000	66,968
6.95%, 11/30/54 (a)(b)	75,000	75,069
ONE Gas, Inc.
2.00%, 05/15/30 (a)	100,000	83,972
4.66%, 02/01/44 (a)	100,000	88,195
4.50%, 11/01/48 (a)	100,000	84,513
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	138,186
2.50%, 03/15/31 (a)	100,000	83,562
5.40%, 06/15/33 (a)	100,000	99,727
3.64%, 11/01/46 (a)	100,000	72,266
3.35%, 06/01/50 (a)	100,000	65,304
Sempra
5.40%, 08/01/26 (a)	100,000	99,885
3.25%, 06/15/27 (a)	200,000	188,280
3.40%, 02/01/28 (a)	200,000	187,838
3.70%, 04/01/29 (a)	150,000	139,758
5.50%, 08/01/33 (a)	150,000	149,512
3.80%, 02/01/38 (a)	150,000	122,735
6.00%, 10/15/39	150,000	151,858
4.00%, 02/01/48 (a)	150,000	114,336
4.13%, 04/01/52 (a)(b)	150,000	139,022
6.88%, 10/01/54 (a)(b)	200,000	198,104
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Gas Co.
2.95%, 04/15/27 (a)	150,000	141,254
2.55%, 02/01/30 (a)	100,000	86,786
5.20%, 06/01/33 (a)	100,000	99,339
3.75%, 09/15/42 (a)	150,000	117,027
4.30%, 01/15/49 (a)	150,000	120,366
3.95%, 02/15/50 (a)	100,000	75,459
6.35%, 11/15/52 (a)	100,000	107,934
5.75%, 06/01/53 (a)	100,000	99,179
5.60%, 04/01/54 (a)	100,000	97,981
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	100,000	80,763
5.15%, 09/15/32 (a)	100,000	98,815
5.75%, 09/15/33 (a)	100,000	102,352
5.88%, 03/15/41 (a)	150,000	151,192
4.40%, 06/01/43 (a)	75,000	62,011
3.95%, 10/01/46 (a)	150,000	112,995
4.40%, 05/30/47 (a)	100,000	81,355
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	209,785
4.05%, 03/15/32 (a)	150,000	135,563
4.15%, 06/01/49 (a)	100,000	75,833
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	100,000	67,789
Spire, Inc.
5.30%, 03/01/26	75,000	74,768
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	74,817
		8,068,816
Utility Other 0.0%
American Water Capital Corp.
3.75%, 09/01/28 (a)	240,000	228,456
3.45%, 06/01/29 (a)	300,000	277,998
2.30%, 06/01/31 (a)	200,000	165,904
5.15%, 03/01/34 (a)	100,000	98,817
6.59%, 10/15/37	150,000	165,412
4.00%, 12/01/46 (a)	150,000	119,933
3.75%, 09/01/47 (a)	200,000	152,024
4.20%, 09/01/48 (a)	100,000	81,606
4.15%, 06/01/49 (a)	150,000	120,936
3.45%, 05/01/50 (a)	100,000	70,826
3.25%, 06/01/51 (a)	200,000	137,726
Essential Utilities, Inc.
2.70%, 04/15/30 (a)	100,000	85,959
2.40%, 05/01/31 (a)	50,000	41,076
5.38%, 01/15/34 (a)	100,000	97,637
4.28%, 05/01/49 (a)	100,000	78,946
3.35%, 04/15/50 (a)	100,000	67,178
5.30%, 05/01/52 (a)	100,000	91,358
United Utilities PLC
6.88%, 08/15/28	100,000	105,292
		2,187,084
		107,191,409
Total Corporates (Cost $1,292,705,273)		1,156,437,949

TREASURIES 42.2% OF NET ASSETS
U.S. Treasury Bonds
6.88%, 08/15/25	500,000	512,080
6.00%, 02/15/26	1,310,800	1,336,939
6.75%, 08/15/26	750,000	781,787
6.50%, 11/15/26	955,300	1,000,229
6.63%, 02/15/27	496,400	522,674
6.38%, 08/15/27	743,300	782,468

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 11/15/27	1,509,500	1,583,265
5.50%, 08/15/28	280,000	291,069
5.25%, 11/15/28	1,588,100	1,634,937
5.25%, 02/15/29	795,300	821,303
6.13%, 08/15/29	900,000	967,219
6.25%, 05/15/30	950,000	1,036,502
5.38%, 02/15/31	1,460,000	1,542,353
4.50%, 02/15/36	1,458,700	1,471,578
4.75%, 02/15/37	835,000	859,267
5.00%, 05/15/37	1,120,000	1,179,675
4.38%, 02/15/38	1,227,600	1,213,118
4.50%, 05/15/38	1,410,000	1,409,339
3.50%, 02/15/39	1,405,300	1,251,376
4.25%, 05/15/39	1,329,500	1,285,460
4.50%, 08/15/39	2,223,300	2,207,146
4.38%, 11/15/39	1,975,900	1,931,751
4.63%, 02/15/40	2,048,600	2,057,723
1.13%, 05/15/40	7,150,000	4,334,688
4.38%, 05/15/40	2,377,000	2,317,204
1.13%, 08/15/40	8,800,000	5,284,125
3.88%, 08/15/40	2,109,100	1,930,650
1.38%, 11/15/40	11,800,000	7,351,953
4.25%, 11/15/40	2,073,600	1,983,204
1.88%, 02/15/41	11,700,000	7,908,469
4.75%, 02/15/41	2,200,000	2,231,281
2.25%, 05/15/41	10,000,000	7,151,563
4.38%, 05/15/41	1,613,700	1,563,020
1.75%, 08/15/41	13,300,000	8,679,289
3.75%, 08/15/41	2,103,600	1,877,956
2.00%, 11/15/41	10,900,000	7,392,414
3.13%, 11/15/41	2,381,600	1,938,771
2.38%, 02/15/42	9,000,000	6,477,891
3.13%, 02/15/42	2,430,900	1,971,308
3.00%, 05/15/42	2,505,300	1,985,646
3.25%, 05/15/42	8,300,000	6,829,992
2.75%, 08/15/42	2,668,100	2,026,922
3.38%, 08/15/42	7,000,000	5,849,922
2.75%, 11/15/42	4,010,800	3,036,928
4.00%, 11/15/42	7,000,000	6,383,672
3.13%, 02/15/43	3,282,900	2,630,167
3.88%, 02/15/43	7,100,000	6,351,172
2.88%, 05/15/43	5,072,800	3,896,545
3.88%, 05/15/43	7,000,000	6,249,688
3.63%, 08/15/43	3,942,900	3,390,586
4.38%, 08/15/43	7,400,000	7,070,469
3.75%, 11/15/43	3,902,900	3,413,513
4.75%, 11/15/43	7,400,000	7,421,969
3.63%, 02/15/44	3,862,900	3,312,437
4.50%, 02/15/44	10,350,000	10,048,395
3.38%, 05/15/44	3,593,600	2,961,070
4.63%, 05/15/44	3,000,000	2,968,359
3.13%, 08/15/44	4,688,200	3,706,974
3.00%, 11/15/44	4,153,600	3,207,683
2.50%, 02/15/45	5,807,000	4,093,935
3.00%, 05/15/45	2,568,600	1,974,812
2.88%, 08/15/45	3,588,200	2,693,673
3.00%, 11/15/45	2,118,600	1,623,543
2.50%, 02/15/46	4,250,000	2,961,387
2.50%, 05/15/46	4,417,800	3,069,681
2.25%, 08/15/46	5,695,800	3,753,443
2.88%, 11/15/46	2,248,900	1,669,281
3.00%, 02/15/47	6,000,000	4,546,406
3.00%, 05/15/47	3,700,000	2,798,703
2.75%, 08/15/47	5,275,000	3,797,176
2.75%, 11/15/47	5,150,000	3,699,148
3.00%, 02/15/48	6,250,000	4,698,242
3.13%, 05/15/48	6,700,000	5,148,531
3.00%, 08/15/48	7,150,000	5,359,707
3.38%, 11/15/48	7,400,000	5,935,609
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 02/15/49	8,100,000	6,057,914
2.88%, 05/15/49	10,550,000	7,689,137
2.25%, 08/15/49	7,150,000	4,555,332
2.38%, 11/15/49	7,200,000	4,712,063
2.00%, 02/15/50	9,020,000	5,395,088
1.25%, 05/15/50	11,500,000	5,603,555
1.38%, 08/15/50	11,400,000	5,736,516
1.63%, 11/15/50	11,400,000	6,135,516
1.88%, 02/15/51	12,600,000	7,236,141
2.38%, 05/15/51	13,000,000	8,429,687
2.00%, 08/15/51	12,700,000	7,500,937
1.88%, 11/15/51	12,100,000	6,902,672
2.25%, 02/15/52	10,900,000	6,827,828
2.88%, 05/15/52	10,500,000	7,578,867
3.00%, 08/15/52	10,175,000	7,539,039
4.00%, 11/15/52	10,000,000	8,982,812
3.63%, 02/15/53	10,200,000	8,544,891
3.63%, 05/15/53	10,100,000	8,462,695
4.13%, 08/15/53	11,170,000	10,248,475
4.75%, 11/15/53	11,750,000	11,975,820
4.25%, 02/15/54	13,075,000	12,267,006
4.63%, 05/15/54	6,000,000	5,992,968
U.S. Treasury Notes
0.25%, 06/30/25	7,500,000	7,120,752
2.75%, 06/30/25	2,350,000	2,291,525
3.00%, 07/15/25	9,500,000	9,281,611
0.25%, 07/31/25	8,100,000	7,662,410
2.88%, 07/31/25	3,500,000	3,412,227
4.75%, 07/31/25	12,000,000	11,950,781
2.00%, 08/15/25	9,107,400	8,781,170
3.13%, 08/15/25	9,300,000	9,087,480
0.25%, 08/31/25	7,900,000	7,443,590
2.75%, 08/31/25	4,400,000	4,276,336
5.00%, 08/31/25	8,500,000	8,488,213
3.50%, 09/15/25	7,500,000	7,352,930
0.25%, 09/30/25	8,900,000	8,356,439
3.00%, 09/30/25	3,400,000	3,310,949
5.00%, 09/30/25	8,000,000	7,991,562
4.25%, 10/15/25	7,000,000	6,925,625
0.25%, 10/31/25	9,400,000	8,793,406
3.00%, 10/31/25	3,100,000	3,014,266
5.00%, 10/31/25	9,000,000	8,993,320
2.25%, 11/15/25	10,580,200	10,171,044
4.50%, 11/15/25	8,000,000	7,939,688
0.38%, 11/30/25	9,500,000	8,873,037
2.88%, 11/30/25	4,000,000	3,877,266
4.88%, 11/30/25	10,000,000	9,978,516
4.00%, 12/15/25	6,500,000	6,403,389
0.38%, 12/31/25	9,300,000	8,654,812
2.63%, 12/31/25	4,100,000	3,953,457
4.25%, 12/31/25	10,000,000	9,885,547
3.88%, 01/15/26	6,500,000	6,387,773
0.38%, 01/31/26	9,900,000	9,181,670
2.63%, 01/31/26	4,400,000	4,236,203
4.25%, 01/31/26	10,250,000	10,132,886
1.63%, 02/15/26	8,545,800	8,085,796
4.00%, 02/15/26	6,800,000	6,694,281
0.50%, 02/28/26	10,500,000	9,729,727
2.50%, 02/28/26	4,000,000	3,838,359
4.63%, 02/28/26	10,600,000	10,543,895
4.63%, 03/15/26	7,700,000	7,660,447
0.75%, 03/31/26	8,200,000	7,610,785
2.25%, 03/31/26	4,400,000	4,198,047
4.50%, 03/31/26	11,500,000	11,417,344
3.75%, 04/15/26	7,000,000	6,857,266
0.75%, 04/30/26	11,000,000	10,180,586
2.38%, 04/30/26	4,000,000	3,818,594
4.88%, 04/30/26	17,500,000	17,495,899
1.63%, 05/15/26	7,924,500	7,449,030

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 05/15/26	7,000,000	6,838,125
0.75%, 05/31/26	11,000,000	10,149,434
2.13%, 05/31/26	4,700,000	4,457,840
4.88%, 05/31/26	14,000,000	14,002,184
4.13%, 06/15/26	7,000,000	6,901,289
0.88%, 06/30/26	9,900,000	9,135,844
1.88%, 06/30/26	4,450,000	4,192,213
4.50%, 07/15/26	7,000,000	6,952,969
0.63%, 07/31/26	10,000,000	9,150,000
1.88%, 07/31/26	3,700,000	3,478,867
1.50%, 08/15/26	9,471,600	8,822,277
4.38%, 08/15/26	7,000,000	6,934,922
0.75%, 08/31/26	10,000,000	9,146,484
1.38%, 08/31/26	4,600,000	4,267,938
4.63%, 09/15/26	8,000,000	7,970,000
0.88%, 09/30/26	7,500,000	6,863,672
1.63%, 09/30/26	3,000,000	2,794,453
4.63%, 10/15/26	8,000,000	7,972,812
1.13%, 10/31/26	8,050,000	7,388,391
1.63%, 10/31/26	3,800,000	3,531,328
2.00%, 11/15/26	8,773,900	8,221,076
4.63%, 11/15/26	8,300,000	8,274,711
1.25%, 11/30/26	10,100,000	9,277,008
1.63%, 11/30/26	3,200,000	2,967,875
4.38%, 12/15/26	9,000,000	8,921,953
1.25%, 12/31/26	9,600,000	8,801,250
1.75%, 12/31/26	3,800,000	3,528,805
4.00%, 01/15/27	9,000,000	8,840,742
1.50%, 01/31/27	12,700,000	11,688,465
2.25%, 02/15/27	7,942,600	7,454,254
4.13%, 02/15/27	9,500,000	9,360,840
1.13%, 02/28/27	1,700,000	1,545,672
1.88%, 02/28/27	9,500,000	8,814,961
4.25%, 03/15/27	9,500,000	9,392,012
0.63%, 03/31/27	3,150,000	2,815,682
2.50%, 03/31/27	8,800,000	8,297,781
4.50%, 04/15/27	17,000,000	16,919,648
0.50%, 04/30/27	5,000,000	4,439,648
2.75%, 04/30/27	6,500,000	6,163,066
2.38%, 05/15/27	9,500,000	8,906,250
4.50%, 05/15/27	12,000,000	11,944,212
0.50%, 05/31/27	5,600,000	4,955,344
2.63%, 05/31/27	8,700,000	8,208,926
0.50%, 06/30/27	6,100,000	5,383,727
3.25%, 06/30/27	8,200,000	7,875,203
0.38%, 07/31/27	8,000,000	7,007,500
2.75%, 07/31/27	8,000,000	7,557,500
2.25%, 08/15/27	7,842,000	7,288,771
0.50%, 08/31/27	6,500,000	5,699,180
3.13%, 08/31/27	8,000,000	7,639,062
0.38%, 09/30/27	8,200,000	7,137,203
4.13%, 09/30/27	7,100,000	6,991,004
0.50%, 10/31/27	8,450,000	7,364,043
4.13%, 10/31/27	7,500,000	7,383,105
2.25%, 11/15/27	8,500,000	7,867,148
0.63%, 11/30/27	8,600,000	7,506,523
3.88%, 11/30/27	7,500,000	7,322,754
0.63%, 12/31/27	10,000,000	8,701,953
3.88%, 12/31/27	7,500,000	7,322,168
0.75%, 01/31/28	11,000,000	9,589,766
3.50%, 01/31/28	7,500,000	7,224,902
2.75%, 02/15/28	10,850,000	10,172,723
1.13%, 02/29/28	10,500,000	9,261,328
4.00%, 02/29/28	7,500,000	7,349,121
1.25%, 03/31/28	9,500,000	8,398,965
3.63%, 03/31/28	8,000,000	7,734,062
1.25%, 04/30/28	11,000,000	9,703,633
3.50%, 04/30/28	7,500,000	7,214,063
2.88%, 05/15/28	10,350,000	9,724,148
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 05/31/28	11,300,000	9,944,441
3.63%, 05/31/28	7,000,000	6,762,109
1.25%, 06/30/28	9,900,000	8,691,891
4.00%, 06/30/28	8,000,000	7,834,375
1.00%, 07/31/28	10,700,000	9,273,055
4.13%, 07/31/28	7,500,000	7,378,418
2.88%, 08/15/28	11,050,000	10,348,152
1.13%, 08/31/28	10,900,000	9,474,059
4.38%, 08/31/28	8,800,000	8,740,531
1.25%, 09/30/28	10,350,000	9,025,928
4.63%, 09/30/28	6,600,000	6,619,594
1.38%, 10/31/28	10,100,000	8,835,133
4.88%, 10/31/28	9,000,000	9,118,125
3.13%, 11/15/28	9,750,000	9,200,420
1.50%, 11/30/28	10,000,000	8,778,906
4.38%, 11/30/28	9,500,000	9,442,109
1.38%, 12/31/28	9,500,000	8,275,391
3.75%, 12/31/28	10,700,000	10,358,520
1.75%, 01/31/29	8,900,000	7,873,023
4.00%, 01/31/29	10,500,000	10,271,953
2.63%, 02/15/29	9,650,000	8,882,147
1.88%, 02/28/29	8,300,000	7,373,059
4.25%, 02/28/29	11,350,000	11,225,859
2.38%, 03/31/29	8,000,000	7,263,750
4.13%, 03/31/29	11,000,000	10,815,664
2.88%, 04/30/29	7,000,000	6,499,336
4.63%, 04/30/29	20,000,000	20,100,781
2.38%, 05/15/29	8,050,000	7,294,998
2.75%, 05/31/29	6,300,000	5,808,551
4.50%, 05/31/29	13,500,000	13,503,685
3.25%, 06/30/29	6,300,000	5,941,195
2.63%, 07/31/29	5,950,000	5,438,904
1.63%, 08/15/29	7,350,000	6,385,887
3.13%, 08/31/29	6,000,000	5,615,391
3.88%, 09/30/29	5,600,000	5,432,000
4.00%, 10/31/29	5,800,000	5,657,719
1.75%, 11/15/29	5,100,000	4,440,188
3.88%, 11/30/29	6,100,000	5,912,711
3.88%, 12/31/29	5,500,000	5,327,910
3.50%, 01/31/30	5,400,000	5,128,945
1.50%, 02/15/30	10,150,000	8,633,447
4.00%, 02/28/30	5,550,000	5,407,781
3.63%, 03/31/30	3,700,000	3,533,500
3.50%, 04/30/30	5,400,000	5,119,664
0.63%, 05/15/30	13,605,000	10,882,937
3.75%, 05/31/30	5,500,000	5,282,793
3.75%, 06/30/30	5,800,000	5,567,320
4.00%, 07/31/30	5,500,000	5,351,113
0.63%, 08/15/30	17,700,000	14,027,250
4.13%, 08/31/30	6,000,000	5,874,844
4.63%, 09/30/30	5,400,000	5,433,539
4.88%, 10/31/30	6,400,000	6,529,000
0.88%, 11/15/30	18,900,000	15,115,570
4.38%, 11/30/30	4,750,000	4,714,375
3.75%, 12/31/30	6,950,000	6,655,168
4.00%, 01/31/31	7,100,000	6,896,430
1.13%, 02/15/31	17,750,000	14,355,312
4.25%, 02/28/31	6,650,000	6,554,926
4.13%, 03/31/31	7,000,000	6,848,516
4.63%, 04/30/31	11,700,000	11,788,664
1.63%, 05/15/31	17,550,000	14,577,469
4.63%, 05/31/31	8,000,000	8,061,872
1.25%, 08/15/31	21,750,000	17,456,074
1.38%, 11/15/31	18,900,000	15,201,211
1.88%, 02/15/32	19,000,000	15,784,844
2.88%, 05/15/32	17,550,000	15,657,891
2.75%, 08/15/32	18,250,000	16,079,961
4.13%, 11/15/32	17,750,000	17,288,223
3.50%, 02/15/33	18,400,000	17,089,000

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 05/15/33	18,600,000	17,075,672
3.88%, 08/15/33	19,500,000	18,587,461
4.50%, 11/15/33	21,450,000	21,458,379
4.00%, 02/15/34	20,700,000	19,909,195
4.38%, 05/15/34	8,000,000	7,929,368
Total Treasuries (Cost $2,075,020,910)		1,992,937,685

GOVERNMENT RELATED 4.8% OF NET ASSETS

Agency 1.7%
Foreign 0.8%
Austria 0.1%
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	500,000	470,275
4.63%, 11/03/25	500,000	496,285
0.50%, 02/02/26	500,000	463,820
5.00%, 10/23/26	200,000	200,516
4.75%, 05/21/27	500,000	500,380
		2,131,276
Canada 0.1%
Export Development Canada
3.38%, 08/26/25	350,000	342,671
4.38%, 06/29/26	300,000	296,706
3.00%, 05/25/27	550,000	523,375
3.88%, 02/14/28	750,000	728,812
4.13%, 02/13/29	500,000	489,625
		2,381,189
Germany 0.3%
Kreditanstalt fuer Wiederaufbau
3.13%, 06/10/25 (i)	250,000	244,790
0.38%, 07/18/25 (i)	1,250,000	1,185,012
0.63%, 01/22/26 (i)	1,000,000	931,510
5.00%, 03/16/26 (i)	500,000	500,745
4.63%, 08/07/26 (i)	875,000	870,275
1.00%, 10/01/26 (i)	650,000	595,992
4.38%, 03/01/27 (i)	1,000,000	989,560
3.00%, 05/20/27 (i)	950,000	904,181
3.75%, 02/15/28 (i)	400,000	387,308
2.88%, 04/03/28 (i)	750,000	702,863
3.88%, 06/15/28 (i)	1,000,000	971,200
4.00%, 03/15/29 (i)	500,000	486,940
1.75%, 09/14/29 (i)	400,000	347,256
0.75%, 09/30/30 (i)	400,000	317,128
4.75%, 10/29/30 (i)	400,000	403,488
4.13%, 07/15/33 (i)	1,000,000	963,660
4.38%, 02/28/34 (i)	1,000,000	983,310
0.00%, 04/18/36 (i)(j)	300,000	171,702
0.00%, 06/29/37 (i)(j)	450,000	242,802
Landwirtschaftliche Rentenbank
2.38%, 06/10/25 (i)	500,000	485,595
0.88%, 03/30/26 (i)	250,000	232,190
1.75%, 07/27/26 (i)	250,000	234,038
3.88%, 09/28/27 (i)	250,000	243,280
2.50%, 11/15/27 (i)	250,000	232,250
0.88%, 09/03/30 (i)	500,000	398,625
		14,025,700
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Japan 0.1%
Japan Bank for International Cooperation
0.63%, 07/15/25	500,000	474,375
3.88%, 09/16/25	300,000	294,510
2.75%, 01/21/26	200,000	192,320
4.25%, 01/26/26	250,000	246,200
2.38%, 04/20/26	500,000	475,200
4.25%, 04/27/26	750,000	737,865
1.88%, 07/21/26	400,000	374,404
2.25%, 11/04/26	300,000	281,106
1.63%, 01/20/27	200,000	183,654
2.88%, 06/01/27	200,000	188,646
2.88%, 07/21/27	200,000	188,098
2.75%, 11/16/27	450,000	419,431
3.25%, 07/20/28	200,000	188,152
3.50%, 10/31/28	200,000	189,424
2.13%, 02/16/29	250,000	221,933
2.00%, 10/17/29	200,000	173,482
1.25%, 01/21/31	250,000	200,380
1.88%, 04/15/31	700,000	582,330
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	186,986
2.75%, 04/27/27	200,000	188,020
1.00%, 07/22/30	380,000	302,708
1.75%, 04/28/31	200,000	163,748
		6,452,972
Norway 0.0%
Equinor ASA
1.75%, 01/22/26 (a)	200,000	189,404
3.00%, 04/06/27 (a)	200,000	189,862
3.63%, 09/10/28 (a)	300,000	285,705
3.13%, 04/06/30 (a)	250,000	227,332
2.38%, 05/22/30 (a)	300,000	260,490
3.63%, 04/06/40 (a)	100,000	81,489
5.10%, 08/17/40	114,000	111,035
4.25%, 11/23/41	100,000	87,613
3.95%, 05/15/43	150,000	124,530
4.80%, 11/08/43	100,000	92,747
3.25%, 11/18/49 (a)	300,000	210,975
3.70%, 04/06/50 (a)	250,000	190,180
		2,051,362
Republic of Korea 0.1%
Export-Import Bank of Korea
0.75%, 09/21/25	750,000	707,497
3.25%, 11/10/25	750,000	729,000
1.63%, 01/18/27	250,000	229,225
4.25%, 09/15/27	200,000	195,360
1.25%, 09/21/30	500,000	398,815
2.13%, 01/18/32	250,000	203,833
5.13%, 01/11/33	200,000	200,276
4.63%, 01/11/34	200,000	192,530
2.50%, 06/29/41	200,000	139,068
Korea Development Bank
4.00%, 09/08/25	200,000	196,684
3.00%, 01/13/26	200,000	193,264
0.80%, 04/27/26	200,000	184,378
4.63%, 02/15/27	350,000	346,342
4.38%, 02/15/28	500,000	490,895
4.50%, 02/15/29	500,000	492,220
2.00%, 10/25/31	250,000	203,105
4.25%, 09/08/32	250,000	235,798
4.38%, 02/15/33	200,000	189,866
		5,528,156

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sweden 0.1%
Svensk Exportkredit AB
4.00%, 07/15/25	500,000	492,750
0.50%, 08/26/25	150,000	141,522
4.63%, 11/28/25	350,000	346,983
4.38%, 02/13/26	1,000,000	987,230
2.25%, 03/22/27	250,000	232,725
4.13%, 06/14/28	200,000	195,154
4.88%, 10/04/30	500,000	502,310
		2,898,674
		35,469,329
U.S. 0.9%
Federal Farm Credit Banks Funding Corp.
5.13%, 10/10/25	3,000,000	3,001,440
4.88%, 11/13/25	3,000,000	2,991,000
4.50%, 03/26/27	1,000,000	993,540
4.00%, 01/06/28	500,000	488,615
4.13%, 03/20/29	1,000,000	979,160
Federal Home Loan Banks
0.88%, 06/12/26	500,000	462,155
4.38%, 06/12/26	1,000,000	988,850
4.75%, 06/12/26	1,000,000	996,530
4.63%, 11/17/26	2,500,000	2,490,325
4.00%, 06/30/28	2,000,000	1,959,140
3.25%, 11/16/28	2,850,000	2,701,344
4.75%, 12/08/28	1,500,000	1,508,115
4.75%, 03/10/34	1,000,000	995,311
5.50%, 07/15/36	330,000	354,710
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	4,000,000	3,794,080
0.38%, 09/23/25	2,000,000	1,882,020
6.75%, 03/15/31	200,000	224,762
6.25%, 07/15/32	1,100,000	1,222,650
Federal National Mortgage Association
0.50%, 06/17/25	2,000,000	1,907,400
0.38%, 08/25/25	1,500,000	1,417,155
0.50%, 11/07/25	3,000,000	2,814,630
2.13%, 04/24/26	1,000,000	950,430
1.88%, 09/24/26	1,500,000	1,404,525
0.75%, 10/08/27	1,500,000	1,319,250
6.03%, 10/08/27	164,000	170,696
7.25%, 05/15/30	1,000,000	1,137,140
0.88%, 08/05/30	2,000,000	1,601,400
6.63%, 11/15/30	2,180,000	2,420,258
5.63%, 07/15/37	500,000	543,130
Private Export Funding Corp.
1.40%, 07/15/28	100,000	87,596
Tennessee Valley Authority
4.65%, 06/15/35	655,000	645,149
4.63%, 09/15/60	150,000	136,420
		44,588,926
		80,058,255

Local Authority 0.8%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.50%, 12/01/29	100,000	115,846
Province of Alberta
3.30%, 03/15/28	200,000	189,436
1.30%, 07/22/30	450,000	367,573
4.50%, 01/24/34	200,000	194,196
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of British Columbia
2.25%, 06/02/26	150,000	142,227
0.90%, 07/20/26	300,000	275,418
4.80%, 11/15/28	400,000	400,504
4.90%, 04/24/29	400,000	402,404
1.30%, 01/29/31	500,000	403,485
4.20%, 07/06/33	450,000	428,202
Province of Manitoba
2.13%, 06/22/26	230,000	216,996
1.50%, 10/25/28	150,000	130,662
4.90%, 05/31/34	150,000	150,117
Province of New Brunswick
3.63%, 02/24/28	150,000	143,100
Province of Ontario
0.63%, 01/21/26	250,000	232,563
1.05%, 04/14/26	500,000	464,715
2.50%, 04/27/26	200,000	190,834
2.30%, 06/15/26	200,000	189,570
3.10%, 05/19/27	400,000	380,944
1.05%, 05/21/27	450,000	403,416
4.20%, 01/18/29	500,000	488,245
2.00%, 10/02/29	200,000	174,034
1.13%, 10/07/30	500,000	400,890
1.60%, 02/25/31	250,000	204,730
1.80%, 10/14/31	500,000	408,275
5.05%, 04/24/34	250,000	253,378
Province of Quebec
0.60%, 07/23/25	500,000	474,410
2.50%, 04/20/26	450,000	429,682
2.75%, 04/12/27	200,000	188,920
3.63%, 04/13/28	500,000	479,500
4.50%, 04/03/29	650,000	642,687
7.50%, 09/15/29	421,000	473,166
1.35%, 05/28/30	250,000	205,715
1.90%, 04/21/31	250,000	207,925
4.50%, 09/08/33	200,000	194,532
Province of Saskatchewan
3.25%, 06/08/27	200,000	190,824
		10,839,121
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	323,146
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	433,383
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	266,405
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	185,588
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,037,863
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	550,000	657,876
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	575,834
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	231,268

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Earthquake Authority
RB Series A
5.60%, 07/01/27	100,000	99,848
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	50,000	41,731
RB Series B
5.18%, 11/01/53 (a)	50,000	48,592
TXBL-REF-SER B
2.98%, 11/01/51 (a)	200,000	137,484
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	106,892
Series C
4.47%, 01/01/49	150,000	133,787
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	708,318	781,853
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	97,252
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	101,747
City of New York
6.27%, 12/01/37	200,000	212,809
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	198,356
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	181,525
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	100,415
Series H
2.90%, 09/01/49	100,000	68,249
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	101,021
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	250,000	262,310
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	168,944
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	140,000	145,586
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	100,056
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	174,531
Series A
2.99%, 11/01/38	100,000	82,008
Series C
3.09%, 11/01/40 (a)	250,000	195,150
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	87,486
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	340,060
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	77,911
Golden State Tobacco Securitization Corp.
3.71%, 06/01/41 (a)	100,000	76,272
4.21%, 06/01/50 (a)	100,000	73,338
RB Series A
3.12%, 06/01/38 (a)	100,000	79,419
RB Series B
2.75%, 06/01/34 (a)	100,000	83,232
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	98,510
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	109,287
Illinois
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	93,077	97,355
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,537,000	1,506,870
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	100,000	105,034
JobsOhio Beverage System
2.83%, 01/01/38	50,000	39,510
RB (Build America Bonds) Series B
3.99%, 01/01/29	415,000	404,596
Series B
4.53%, 01/01/35	300,000	290,839
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	100,000	94,617
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	275,000	246,308
GO Bonds Series 2020
2.11%, 08/01/32 (a)	250,000	208,434
Los Angeles County Public Works Financing Authority
7.62%, 08/01/40	100,000	115,008
Los Angeles Department of Water & Power Power System
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	220,086
Louisiana Local Government Environmental Facilities & Community Development Authority
5.05%, 12/01/34 (a)	250,000	246,455
RB Series A
4.15%, 02/01/33 (a)	250,000	239,010
RB Series A
4.48%, 08/01/39 (a)	100,000	92,716

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	150,000	111,903
RB Series D
3.20%, 07/01/50	150,000	105,451
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	427,402
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	130,000	126,496
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	200,000	234,685
RB (Build America Bonds) Series E
6.81%, 11/15/40	330,000	359,645
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	161,902
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	187,886
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	140,000	156,041
RB (Build America Bonds) Series A
6.64%, 04/01/57	140,000	155,740
RB Series B
7.06%, 04/01/57	291,000	327,497
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	250,000	264,941
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	331,178
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	411,404
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	397,409
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	100,000	101,056
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	201,456
New York City Water & Sewer System
RB (Build America Bonds) Series GG
5.72%, 06/15/42	125,000	125,453
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	258,891
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	102,240
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	49,918
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2009F
5.63%, 03/15/39	100,000	100,845
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	90,000	90,965
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	169,032
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	300,000	287,126
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	436,050
Oregon School Boards Association
Series B
5.55%, 06/30/28	240,000	240,086
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	155,447
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	104,012
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	188,596
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	390,586
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	94,462
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	156,279
Consolidated Bonds 215th Series
3.29%, 08/01/69	100,000	65,913
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	75,000	82,493
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	109,361
RB Series Q
4.56%, 05/15/53	100,000	87,725
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	52,357
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	69,894
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	15,000	12,481
RB Series B
3.82%, 01/01/48	150,000	120,912
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	105,326
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	88,854
State Board of Administration Finance Corp.
RB Series A
5.53%, 07/01/34 (a)	200,000	201,454
Series A
1.71%, 07/01/27	400,000	360,452

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series A
2.15%, 07/01/30	600,000	504,583
State of California
2.38%, 10/01/26	175,000	164,885
7.63%, 03/01/40	300,000	357,940
GO Bonds
7.60%, 11/01/40	300,000	362,597
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	85,714	91,822
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	592,856
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35 (a)	291,012	291,067
5.17%, 04/01/41 (a)	200,000	198,337
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	121,559
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	273,843
The Pennsylvania State University
2.84%, 09/01/50	150,000	102,459
University of California
0.88%, 05/15/25 (a)	250,000	239,869
RB Series 2015AQ
4.77%, 05/15/15	150,000	128,180
RB Series 2020BG
1.32%, 05/15/27 (a)	195,000	175,702
RB Series AD
4.86%, 05/15/12	100,000	87,297
RB Series BG
1.61%, 05/15/30 (a)	250,000	207,366
University of Michigan
4.45%, 04/01/22 (a)	250,000	203,522
RB Series C
3.60%, 04/01/47	200,000	166,707
Series B
2.44%, 04/01/40 (a)	250,000	177,705
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	64,286
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	233,793
Series C
4.18%, 09/01/17 (a)	100,000	76,325
Wisconsin
3.15%, 05/01/27	100,000	95,413
		25,471,277
		36,310,398

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
0.75%, 05/19/26	250,000	230,748
3.75%, 04/26/28	500,000	483,755
4.63%, 04/30/29	750,000	750,720
		1,465,223
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	200,000	192,922
3.24%, 02/06/28 (a)	250,000	233,707
4.85%, 01/22/29 (a)	300,000	295,614
2.45%, 01/31/31 (a)	300,000	254,457
2.55%, 01/27/32 (a)	200,000	166,886
2.55%, 07/27/33 (a)	500,000	403,100
4.95%, 01/05/36 (a)	400,843	382,432
3.10%, 05/07/41 (a)	550,000	400,323
4.34%, 03/07/42 (a)	250,000	214,753
3.63%, 10/30/42	150,000	115,178
3.86%, 06/21/47	200,000	154,640
3.50%, 01/25/50 (a)	500,000	357,070
4.00%, 01/31/52 (a)	200,000	154,164
5.33%, 01/05/54 (a)	300,000	282,348
3.10%, 01/22/61 (a)	250,000	153,355
3.25%, 09/21/71 (a)	200,000	122,654
		3,883,603
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	300,000	339,399
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	200,000	188,322
4.55%, 01/11/28 (a)	300,000	292,923
4.10%, 04/24/28	250,000	240,052
4.75%, 02/11/29	200,000	196,666
4.40%, 03/10/29 (a)	200,000	193,846
3.40%, 09/18/29	250,000	229,722
2.85%, 02/14/30	400,000	353,272
3.85%, 10/15/30	300,000	276,741
2.15%, 07/28/31 (a)	200,000	163,162
4.65%, 09/20/32 (a)	250,000	239,450
4.85%, 01/11/33 (a)	200,000	194,530
4.35%, 01/11/48	400,000	338,004
5.35%, 02/11/49	200,000	196,050
3.70%, 10/30/49	300,000	225,966
3.50%, 02/14/50	200,000	146,228
4.20%, 10/15/50	250,000	204,213
3.05%, 03/12/51	400,000	269,336
5.65%, 01/11/53 (a)	200,000	201,060
3.20%, 09/23/61 (a)	200,000	127,052
4.45%, 04/15/70	200,000	161,524
3.35%, 03/12/71	200,000	126,672
		4,564,791
Israel 0.1%
Israel Government International Bonds
2.88%, 03/16/26	200,000	189,724
3.25%, 01/17/28	200,000	184,352
5.38%, 03/12/29	300,000	294,993
2.75%, 07/03/30	350,000	294,725
4.50%, 01/17/33	350,000	315,605
5.50%, 03/12/34	500,000	479,455

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 01/30/43	300,000	244,383
4.13%, 01/17/48	200,000	147,724
3.88%, 07/03/50	300,000	210,516
5.75%, 03/12/54	500,000	453,270
4.50%, 04/03/20	200,000	142,234
State of Israel
2.50%, 01/15/30	200,000	167,798
3.38%, 01/15/50	350,000	223,867
		3,348,646
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	600,000	558,642
2.88%, 10/17/29	475,000	420,546
5.38%, 06/15/33	250,000	244,720
4.00%, 10/17/49	350,000	251,839
3.88%, 05/06/51	500,000	346,165
		1,821,912
Mexico 0.2%
Mexico Government International Bonds
4.13%, 01/21/26	288,000	281,704
4.15%, 03/28/27	500,000	483,785
3.75%, 01/11/28	800,000	755,984
4.50%, 04/22/29	600,000	574,632
5.00%, 05/07/29 (a)	200,000	195,590
3.25%, 04/16/30 (a)	500,000	439,975
2.66%, 05/24/31 (a)	400,000	330,556
8.30%, 08/15/31	150,000	177,546
4.75%, 04/27/32 (a)	700,000	652,267
4.88%, 05/19/33 (a)	400,000	372,340
6.75%, 09/27/34	362,000	381,526
6.35%, 02/09/35 (a)	200,000	202,946
6.00%, 05/07/36 (a)	750,000	738,570
6.05%, 01/11/40	700,000	682,395
4.28%, 08/14/41 (a)	400,000	314,300
4.75%, 03/08/44	750,000	608,685
5.55%, 01/21/45	550,000	498,399
4.60%, 01/23/46	450,000	352,040
4.35%, 01/15/47	300,000	227,436
4.60%, 02/10/48	400,000	310,576
4.50%, 01/31/50 (a)	475,000	363,147
5.00%, 04/27/51 (a)	450,000	366,804
4.40%, 02/12/52 (a)	250,000	185,198
6.34%, 05/04/53 (a)	600,000	574,134
6.40%, 05/07/54 (a)	300,000	289,749
3.77%, 05/24/61 (a)	600,000	374,574
5.75%, 10/12/10	420,000	352,220
		11,087,078
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	250,000	269,660
3.88%, 03/17/28 (a)	200,000	183,754
9.38%, 04/01/29	100,000	111,350
3.16%, 01/23/30 (a)	200,000	167,190
7.50%, 03/01/31 (a)	200,000	207,534
2.25%, 09/29/32 (a)	800,000	572,008
3.30%, 01/19/33 (a)	200,000	153,828
6.40%, 02/14/35 (a)	450,000	424,120
6.70%, 01/26/36	131,000	126,107
6.88%, 01/31/36 (a)	200,000	194,270
8.00%, 03/01/38 (a)	200,000	209,964
4.50%, 05/15/47	250,000	171,833
4.50%, 04/16/50 (a)	400,000	266,456
4.30%, 04/29/53	200,000	126,720
6.85%, 03/28/54 (a)	200,000	181,122
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 04/01/56 (a)	550,000	352,165
7.88%, 03/01/57 (a)	200,000	206,498
3.87%, 07/23/60 (a)	650,000	366,425
4.50%, 01/19/63 (a)	250,000	157,925
		4,448,929
Peru 0.1%
Peru Government International Bonds
7.35%, 07/21/25	250,000	254,817
2.39%, 01/23/26 (a)	200,000	189,808
4.13%, 08/25/27	250,000	240,358
2.84%, 06/20/30	150,000	129,831
2.78%, 01/23/31 (a)	400,000	338,100
1.86%, 12/01/32 (a)	300,000	224,460
8.75%, 11/21/33	450,000	541,503
3.00%, 01/15/34 (a)	200,000	160,692
6.55%, 03/14/37	300,000	316,950
3.30%, 03/11/41 (a)	250,000	182,590
5.63%, 11/18/50	395,000	381,230
3.55%, 03/10/51 (a)	350,000	244,258
2.78%, 12/01/60 (a)	250,000	138,135
3.60%, 01/15/72 (a)	200,000	126,736
3.23%, 07/28/21 (a)	200,000	110,656
		3,580,124
Philippines 0.1%
Philippines Government International Bonds
5.50%, 03/30/26	200,000	201,018
3.23%, 03/29/27	200,000	189,990
3.00%, 02/01/28	400,000	371,488
3.75%, 01/14/29	200,000	187,874
9.50%, 02/02/30	250,000	302,650
2.46%, 05/05/30	200,000	172,256
7.75%, 01/14/31	350,000	399,144
1.95%, 01/06/32	200,000	159,170
6.38%, 01/15/32	300,000	320,268
3.56%, 09/29/32	200,000	176,672
5.61%, 04/13/33	200,000	204,826
5.25%, 05/14/34	200,000	200,646
6.38%, 10/23/34	600,000	650,688
3.95%, 01/20/40	600,000	499,038
3.70%, 03/01/41	550,000	437,937
3.70%, 02/02/42	400,000	314,728
2.95%, 05/05/45	200,000	135,618
3.20%, 07/06/46	500,000	348,355
4.20%, 03/29/47	200,000	162,998
5.50%, 01/17/48	200,000	198,428
5.60%, 05/14/49	200,000	200,792
		5,834,584
Poland 0.1%
Republic of Poland Government International Bonds
3.25%, 04/06/26	1,000,000	969,410
4.63%, 03/18/29 (a)	250,000	245,528
5.75%, 11/16/32 (a)	300,000	310,005
4.88%, 10/04/33 (a)	400,000	387,084
5.13%, 09/18/34 (a)	500,000	487,875
5.50%, 04/04/53 (a)	350,000	339,692
5.50%, 03/18/54 (a)	600,000	577,746
		3,317,340
Republic of Korea 0.0%
Korea International Bonds
5.63%, 11/03/25 (c)	232,000	233,327
2.75%, 01/19/27	250,000	236,743
3.50%, 09/20/28	200,000	190,372

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 06/19/29	200,000	180,078
1.75%, 10/15/31	200,000	163,528
4.13%, 06/10/44	200,000	175,748
		1,179,796
Uruguay 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	296,724
4.38%, 01/23/31 (a)	350,000	338,964
5.75%, 10/28/34 (a)	400,000	414,504
7.63%, 03/21/36	250,000	296,905
4.13%, 11/20/45	150,000	129,410
5.10%, 06/18/50	750,000	702,967
4.98%, 04/20/55	400,000	363,036
		2,542,510
		47,413,935

Supranational* 1.3%
African Development Bank
3.38%, 07/07/25	250,000	245,200
0.88%, 03/23/26	250,000	232,410
0.88%, 07/22/26	500,000	459,475
4.63%, 01/04/27	350,000	348,404
4.13%, 02/25/27	500,000	491,405
4.38%, 11/03/27	500,000	494,090
4.38%, 03/14/28	250,000	247,040
5.75%, 05/07/34 (a)(b)(h)	200,000	191,302
Asian Development Bank
0.38%, 09/03/25	800,000	754,272
4.25%, 01/09/26	1,000,000	987,910
0.50%, 02/04/26	750,000	696,315
1.00%, 04/14/26	1,000,000	930,050
2.00%, 04/24/26	500,000	473,465
4.88%, 05/21/26	400,000	399,956
2.63%, 01/12/27	500,000	473,660
4.13%, 01/12/27	500,000	491,795
1.50%, 01/20/27	500,000	459,730
3.13%, 08/20/27	500,000	476,095
2.50%, 11/02/27	500,000	465,445
2.75%, 01/19/28	200,000	187,070
3.75%, 04/25/28	500,000	483,655
5.82%, 06/16/28	250,000	259,250
4.50%, 08/25/28	500,000	497,180
4.38%, 03/06/29	300,000	296,937
1.88%, 03/15/29	300,000	265,017
1.75%, 09/19/29	250,000	216,650
1.88%, 01/24/30	400,000	345,904
0.75%, 10/08/30	750,000	593,438
1.50%, 03/04/31	500,000	410,730
3.88%, 09/28/32	650,000	616,408
4.00%, 01/12/33	350,000	334,509
3.88%, 06/14/33	350,000	330,743
4.13%, 01/12/34	350,000	336,833
Asian Infrastructure Investment Bank
3.38%, 06/29/25	300,000	294,090
0.50%, 01/27/26	1,750,000	1,624,980
3.75%, 09/14/27	300,000	290,787
4.13%, 01/18/29	500,000	489,815
Corp. Andina de Fomento
1.63%, 09/23/25	300,000	285,126
2.25%, 02/08/27	400,000	369,676
5.00%, 01/24/29	500,000	496,105
Council of Europe Development Bank
0.88%, 09/22/26	400,000	365,384
4.13%, 01/24/29	250,000	245,243
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
European Bank for Reconstruction & Development
0.50%, 11/25/25	500,000	467,670
0.50%, 01/28/26	500,000	464,495
4.38%, 03/09/28	500,000	495,255
4.13%, 01/25/29	500,000	489,695
4.25%, 03/13/34	250,000	242,615
European Investment Bank
0.63%, 07/25/25	1,000,000	949,990
0.38%, 12/15/25	1,000,000	931,790
0.38%, 03/26/26	500,000	460,705
2.13%, 04/13/26	500,000	475,520
0.75%, 10/26/26	500,000	454,585
1.38%, 03/15/27	750,000	684,705
4.38%, 03/19/27	700,000	692,888
2.38%, 05/24/27	450,000	421,250
3.25%, 11/15/27	500,000	477,290
3.88%, 03/15/28	1,050,000	1,021,482
4.50%, 10/16/28	750,000	746,677
4.00%, 02/15/29	750,000	730,777
1.75%, 03/15/29	500,000	439,895
4.75%, 06/15/29	1,100,000	1,107,458
1.63%, 10/09/29	350,000	301,455
0.88%, 05/17/30	170,000	137,408
3.63%, 07/15/30	300,000	284,832
0.75%, 09/23/30	500,000	396,785
1.25%, 02/14/31	500,000	405,955
1.63%, 05/13/31	250,000	207,230
3.75%, 02/14/33	500,000	470,930
4.13%, 02/13/34	750,000	721,935
4.88%, 02/15/36	800,000	814,472
Inter-American Development Bank
0.63%, 07/15/25	400,000	380,336
0.88%, 04/20/26	250,000	231,835
4.50%, 05/15/26	500,000	495,805
2.00%, 06/02/26	524,000	494,892
2.00%, 07/23/26	300,000	282,549
1.50%, 01/13/27	500,000	460,020
4.38%, 02/01/27	250,000	247,455
2.38%, 07/07/27	350,000	326,253
0.63%, 09/16/27	1,000,000	876,650
1.13%, 07/20/28	500,000	434,820
3.13%, 09/18/28	650,000	611,890
4.13%, 02/15/29	750,000	734,895
2.25%, 06/18/29	700,000	626,444
3.50%, 09/14/29	500,000	474,135
1.13%, 01/13/31	750,000	602,392
3.50%, 04/12/33	500,000	459,320
4.50%, 09/13/33	350,000	346,535
4.38%, 01/24/44	300,000	278,028
Inter-American Investment Corp.
4.75%, 09/19/28	200,000	199,650
4.25%, 02/14/29	150,000	146,922
International Bank for Reconstruction & Development
0.38%, 07/28/25	1,250,000	1,183,712
2.50%, 07/29/25	1,150,000	1,116,063
0.50%, 10/28/25	1,000,000	938,400
4.75%, 04/10/26	750,000	747,292
0.88%, 07/15/26	550,000	506,297
1.88%, 10/27/26	200,000	186,760
3.13%, 06/15/27	500,000	477,635
2.50%, 11/22/27	350,000	325,770
0.75%, 11/24/27	1,000,000	874,820
1.38%, 04/20/28	1,000,000	884,450
3.50%, 07/12/28	1,000,000	958,150
1.13%, 09/13/28	500,000	432,705
3.63%, 09/21/29	500,000	477,025
1.75%, 10/23/29	450,000	389,340
3.88%, 02/14/30	1,000,000	963,880

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.88%, 05/14/30	500,000	403,865
4.00%, 07/25/30	750,000	726,405
0.75%, 08/26/30	750,000	595,312
4.00%, 01/10/31	800,000	772,504
1.25%, 02/10/31	750,000	606,420
4.50%, 04/10/31	750,000	745,875
1.63%, 11/03/31	1,000,000	814,810
2.50%, 03/29/32	750,000	648,510
4.75%, 11/14/33	550,000	556,358
4.75%, 02/15/35	80,000	80,041
International Finance Corp.
0.38%, 07/16/25	450,000	426,740
3.63%, 09/15/25	500,000	490,660
2.13%, 04/07/26	200,000	190,204
0.75%, 10/08/26	300,000	273,198
4.50%, 07/13/28	250,000	248,765
0.75%, 08/27/30	400,000	317,596
Nordic Investment Bank
0.38%, 09/11/25	450,000	423,846
0.50%, 01/21/26	600,000	557,970
4.38%, 03/14/28	250,000	247,040
4.25%, 02/28/29	250,000	246,438
		62,994,975
Total Government Related (Cost $249,293,436)		226,777,563

SECURITIZED 27.6% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	934,267
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	82,328	78,438
4.26%, 06/01/38	100,000	92,863
4.45%, 12/01/49	200,000	174,766
4.67%, 12/01/53	200,000	178,188
		524,255
Utilities 0.0%
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/54	175,000	166,913
		1,625,435

Commercial Mortgage-Backed Security 2.0%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	150,000	140,826
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	1,190,000	1,093,834
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	950,000	890,969
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	600,000	522,784
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	300,000	254,208
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A3
2.90%, 07/15/49 (a)	141,063	135,191
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	422,474
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62 (a)	5,090,000	4,729,936
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	700,000	629,242
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	3,500,000	3,108,081
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	556,995
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,000,000	870,438
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	240,000	222,938
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	402,000	390,213
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	430,000	412,475
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	2,200,000	2,090,619
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	253,748	252,276
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	2,260,000	2,165,907
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	100,000	95,988
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,700,000	5,346,195
COMM Mortgage Trust
Series 2014-LC17, Class A5
3.92%, 10/10/47 (a)	45,000	44,768
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	1,148,000	1,119,844
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	330,000	320,846
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	602,000	582,800
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	300,000	290,325
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,226,936
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	2,000,000	1,912,828
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K052, Class A2
3.15%, 11/25/25 (a)	100,000	97,133
Series K054, Class A2
2.75%, 01/25/26 (a)	10,000	9,624
Series K058, Class A2
2.65%, 08/25/26 (a)	600,000	569,197
Series K061, Class A2
3.35%, 11/25/26 (a)(k)	2,471,794	2,374,891
Series K062, Class A2
3.41%, 12/25/26 (a)	300,000	287,977
Series K064, Class A2
3.22%, 03/25/27 (a)	750,000	715,523
Series K066, Class A2
3.12%, 06/25/27 (a)	1,200,000	1,138,020

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K070, Class A2
3.30%, 11/25/27 (a)(k)	500,000	474,284
Series K071, Class A2
3.29%, 11/25/27 (a)	2,000,000	1,892,680
Series K072, Class A2
3.44%, 12/25/27 (a)	900,000	855,636
Series K074, Class A1
3.60%, 09/25/27 (a)	39,714	39,031
Series K074, Class A2
3.60%, 01/25/28 (a)	3,500,000	3,341,090
Series K078, Class A2
3.85%, 06/25/28 (a)	1,182,367	1,135,896
Series K083, Class A2
4.05%, 09/25/28 (a)(k)	250,000	241,188
Series K085, Class A2
4.06%, 10/25/28 (a)(k)	700,000	675,437
Series K087, Class A2
3.77%, 12/25/28 (a)	100,000	95,315
Series K088, Class A2
3.69%, 01/25/29 (a)	975,000	925,662
Series K089, Class A2
3.56%, 01/25/29 (a)	1,500,000	1,416,034
Series K099, Class A2
2.60%, 09/25/29 (a)	2,210,000	1,977,331
Series K112, Class A2
1.31%, 05/25/30 (a)	1,910,000	1,561,339
Series K130, Class A2
1.72%, 06/25/31 (a)	2,000,000	1,630,627
Series K149, Class A2
3.53%, 08/25/32 (a)	1,000,000	906,607
Series K150, Class A2
3.71%, 09/25/32 (a)	700,000	642,129
Series K-1512, Class A2
2.99%, 05/25/31 (a)	2,500,000	2,221,573
Series K153, Class A2
3.82%, 12/25/32 (a)(k)	1,200,000	1,108,075
Series K154, Class A2
3.42%, 04/25/32 (a)	700,000	651,596
Series K157, Class A2
3.99%, 05/25/33 (a)	360,000	341,676
Series K157, Class A2
4.20%, 05/25/33 (a)	800,000	758,240
Series K159, Class A2
4.50%, 07/25/33 (a)	2,700,000	2,615,419
Series K733, Class A2
3.75%, 08/25/25 (a)(k)	1,304,155	1,278,601
Series K735, Class A2
2.86%, 05/25/26 (a)	807,760	774,871
Series KS03, Class A4
3.16%, 05/25/25 (a)(k)	150,000	147,727
Federal National Mortgage Association-Aces
Series 2015-M13, Class A2
2.70%, 06/25/25 (a)(k)	132,890	129,542
Series 2016-M11, Class A2
2.37%, 07/25/26 (a)(k)	725,579	686,662
GS Mortgage Securities Trust
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	2,625,434
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(k)	2,034,000	1,927,611
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class A5
3.60%, 11/15/48 (a)	1,000,000	963,150
Series 2015-C33, Class A3
3.50%, 12/15/48 (a)	454,084	441,274
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	2,550,000	2,476,729
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,308,774
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3
3.94%, 06/15/51 (a)	272,823	255,040
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.54%, 01/15/49 (a)	1,300,000	1,253,010
Morgan Stanley Capital I Trust
Series 2015-A4, Class A4
3.78%, 05/15/48 (a)	50,000	48,851
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	387,982
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	235,692
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	1,000,000	823,968
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	200,000	185,366
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	600,000	560,234
Wells Fargo Commercial Mortgage Trust
Series 2013-C33, Class A3
3.16%, 03/15/59 (a)	106,266	102,002
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	240,912	235,745
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	200,000	194,830
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,100,000	2,046,981
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	1,200,000	1,161,452
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	589,632	570,953
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	1,330,400	1,281,701
Series 2016-NXS6, Class ASB
2.83%, 11/15/49 (a)	118,468	116,107
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,020,000	959,748
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	300,000	280,507
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	1,400,000	1,282,452
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	950,000	899,632
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	482,246	458,428
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	675,000	620,399
Series 2019-C51, Class A4
3.31%, 06/15/52 (a)	1,800,000	1,619,183
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	500,000	445,573
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	1,950,000	1,700,399
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	1,645,000	1,345,807
		94,361,583

Mortgage-Backed Securities Pass-Through 25.6%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36 (a)	309,917	255,777
1.50%, 08/01/35 to 08/01/51 (a)	40,846,087	31,836,019
2.00%, 01/01/28 to 03/01/52 (a)	153,930,461	121,963,921

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 04/01/27 to 05/01/52 (a)	78,593,829	64,767,623
3.00%, 08/01/26 to 05/01/52 (a)	45,954,753	39,979,187
3.50%, 01/01/26 to 02/01/53 (a)	26,360,851	23,723,172
4.00%, 05/01/26 to 10/01/52 (a)	16,242,367	15,047,723
4.50%, 05/01/34 to 09/01/52 (a)	10,901,213	10,449,573
5.00%, 11/01/33 to 06/01/53 (a)	9,932,528	9,702,543
5.50%, 06/01/33 to 03/01/54 (a)	16,429,526	16,261,648
6.00%, 05/01/32 to 12/01/53 (a)	11,592,124	11,698,850
6.50%, 02/01/36 to 01/01/54 (a)	10,571,985	10,801,727
7.00%, 01/01/54 (a)	3,268,295	3,360,926
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	730,196	606,453
1.50%, 08/01/35 to 04/01/51 (a)	26,739,721	21,685,247
2.00%, 12/01/27 to 04/01/52 (a)	160,933,020	128,459,930
2.50%, 07/01/27 to 05/01/52 (a)	136,365,522	112,830,807
3.00%, 10/01/26 to 05/01/52 (a)	78,176,901	68,217,942
3.50%, 10/01/25 to 06/01/52 (a)	49,891,561	45,101,176
4.00%, 06/01/27 to 07/01/52 (a)	33,227,497	30,885,551
4.50%, 12/01/24 to 09/01/52 (a)	13,684,006	13,123,692
5.00%, 11/01/33 to 04/01/54 (a)	21,833,951	21,188,060
5.50%, 03/01/33 to 03/01/54 (a)	17,989,320	17,855,219
6.00%, 04/01/35 to 05/01/54 (a)	25,667,318	25,846,555
6.50%, 08/01/34 to 05/01/54 (a)	12,835,805	13,118,113
7.00%, 12/01/53 to 01/01/54 (a)	2,894,265	2,985,991
7.50%, 01/01/54 (a)	711,874	734,183
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	780,173	598,683
2.00%, 04/20/36 to 03/20/52 (a)	60,359,639	48,530,119
2.50%, 08/20/27 to 05/20/52 (a)	62,947,680	52,582,964
3.00%, 04/20/27 to 04/20/52 (a)	45,992,083	40,096,096
3.50%, 09/20/32 to 05/20/52 (a)	33,833,738	30,568,691
4.00%, 06/15/39 to 09/20/52 (a)	19,508,599	18,174,887
4.50%, 07/15/39 to 08/20/53 (a)	13,726,894	13,120,672
5.00%, 02/20/33 to 04/20/54 (a)	20,763,291	20,229,823
5.50%, 04/15/33 to 04/20/54 (a)	19,409,388	19,261,501
6.00%, 04/20/44 to 04/20/54 (a)	14,287,728	14,398,151
6.50%, 01/20/53 to 04/20/54 (a)	8,101,150	8,225,817
7.00%, 01/20/53 to 04/20/54 (a)	2,763,419	2,820,235
7.50%, 12/20/53 (a)	422,668	437,794
Government National Mortgage Association, TBA
3.50%, 06/20/54 (a)(l)	2,000,000	1,783,272
4.00%, 06/20/54 (a)(l)	3,500,000	3,215,872
4.50%, 06/20/54 (a)(l)	7,000,000	6,615,805
Uniform Mortgage-Backed Security, TBA
3.50%, 06/13/53 (a)(l)	9,000,000	7,890,979
4.00%, 06/13/53 (a)(l)	15,000,000	13,610,160
4.50%, 06/13/53 (a)(l)	20,000,000	18,723,350
5.00%, 06/13/53 (a)(l)	11,500,000	11,067,157
5.50%, 06/13/53 (a)(l)	12,500,000	12,297,600
		1,206,737,236
Total Securitized (Cost $1,489,448,129)		1,302,724,254

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 2.6% OF NET ASSETS

Money Market Funds 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (m)	119,430,015	119,430,015
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (m)(n)	1,318,395	1,318,395
		120,748,410
Total Short-Term Investments (Cost $120,748,410)		120,748,410
Total Investments in Securities (Cost $5,227,216,158)		4,799,625,861

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,284,033.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $12,392,825 or 0.3% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Perpetual security has no stated maturity date. Maturity date represents next call date.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon bond.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/24	FACE AMOUNT AT 5/31/24	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.00%, 03/10/25	$47,987	$—	($48,907 )	($1,403 )	$2,582	($259 )	$—	$—	$879
4.20%, 03/24/25	97,772	—	(98,610)	(2,909)	4,362	(615)	—	—	1,826
3.63%, 04/01/25	48,471	—	(49,126)	(1,741)	3,260	(864)	—	—	1,213
3.85%, 05/21/25	96,957	—	(98,459)	(2,850)	5,570	(1,218)	—	—	2,888
3.45%, 02/13/26	47,566	—	—	—	1,355	(462)	48,459	50,000	1,294
0.90%, 03/11/26	178,562	—	—	—	6,696	(240)	185,018	200,000	1,350
1.15%, 05/13/26	133,605	—	—	—	5,182	(139)	138,648	150,000	1,294
5.88%, 08/24/26	—	150,396	—	—	1,435	(94)	151,737	150,000	6,365
3.20%, 03/02/27	92,658	—	—	—	3,856	(1,617)	94,897	100,000	2,400
2.45%, 03/03/27	225,225	—	(9,136)	(656)	6,463	1,129	223,025	240,000	4,479
3.30%, 04/01/27	93,243	—	—	—	3,536	(1,476)	95,303	100,000	2,475
3.20%, 01/25/28	91,212	—	—	—	2,960	(514)	93,658	100,000	2,400
2.00%, 03/20/28	172,456	—	—	—	6,564	(244)	178,776	200,000	3,000
4.00%, 02/01/29	94,131	—	(47,128)	(6,966)	8,737	(819)	47,955	50,000	2,067
5.64%, 05/19/29	199,724	—	(10,027)	(39)	2,210	(23)	191,845	190,000	8,201
3.25%, 05/22/29	89,012	—	(21,258)	(5,003)	6,531	(530)	68,752	75,000	1,936
2.75%, 10/01/29	43,132	—	—	—	1,932	(262)	44,802	50,000	1,031
6.20%, 11/17/29	—	184,017	—	—	(2,323)	(683)	181,011	175,000	4,458
4.63%, 03/22/30	48,607	—	—	—	1,038	(412)	49,233	50,000	1,734
1.65%, 03/11/31	76,660	—	—	—	3,055	61	79,776	100,000	1,238
2.30%, 05/13/31	80,451	—	—	—	3,303	(277)	83,477	100,000	1,725
1.95%, 12/01/31	95,995	—	—	—	3,717	2	99,714	125,000	1,828
2.90%, 03/03/32	123,909	—	—	—	3,254	402	127,565	150,000	3,263
5.85%, 05/19/34	200,382	—	—	—	3,174	(166)	203,390	200,000	8,779
6.14%, 08/24/34	—	200,246	—	—	6,823	(13)	207,056	200,000	8,863
Total	$2,377,717	$534,659	($382,651 )	($21,567 )	$95,272	($9,333 )	$2,594,097		$76,986

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$1,156,437,949	$—	$1,156,437,949
Treasuries [1]	—	1,992,937,685	—	1,992,937,685
Government Related [1]	—	226,777,563	—	226,777,563
Securitized [1]	—	1,302,724,254	—	1,302,724,254
Short-Term Investments [1]	120,748,410	—	—	120,748,410
Total	$120,748,410	$4,678,877,451	$—	$4,799,625,861

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Short-Term Bond Index Fund

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 25.5% OF NET ASSETS

Financial Institutions 11.3%
Banking 8.8%
Ally Financial, Inc.
7.10%, 11/15/27 (a)(b)	150,000	156,041
6.99%, 06/13/29 (b)(c)	150,000	155,178
6.85%, 01/03/30 (b)(c)	150,000	154,011
American Express Co.
3.95%, 08/01/25 (b)	400,000	393,428
4.20%, 11/06/25 (b)	250,000	246,222
4.90%, 02/13/26 (b)	200,000	198,658
3.13%, 05/20/26 (b)	250,000	239,918
1.65%, 11/04/26 (b)	150,000	137,658
2.55%, 03/04/27 (b)	400,000	372,812
5.65%, 04/23/27 (b)(c)	200,000	200,759
3.30%, 05/03/27 (b)	400,000	380,372
5.85%, 11/05/27 (b)	200,000	204,638
5.10%, 02/16/28 (b)(c)	250,000	248,592
5.28%, 07/27/29 (b)(c)	250,000	249,952
5.53%, 04/25/30 (b)(c)	200,000	201,914
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	250,000	250,157
3.70%, 11/16/25	250,000	244,788
5.00%, 03/18/26	250,000	249,127
4.75%, 01/18/27	250,000	248,440
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	200,000	188,914
6.14%, 09/14/28 (b)(c)	200,000	203,762
5.38%, 03/13/29	200,000	200,240
Banco Santander SA
5.15%, 08/18/25	200,000	198,298
5.18%, 11/19/25	400,000	396,216
1.85%, 03/25/26	200,000	187,168
4.25%, 04/11/27	200,000	193,404
5.29%, 08/18/27	400,000	396,740
1.72%, 09/14/27 (b)(c)	200,000	182,822
4.18%, 03/24/28 (b)(c)	200,000	192,074
4.38%, 04/12/28	200,000	191,522
5.59%, 08/08/28	400,000	402,476
6.61%, 11/07/28	200,000	209,740
5.54%, 03/14/30 (b)(c)	200,000	198,660
Bank of America Corp.
3.88%, 08/01/25	350,000	344,137
4.45%, 03/03/26	400,000	393,156
3.50%, 04/19/26	400,000	387,588
1.32%, 06/19/26 (b)(c)	300,000	286,575
4.83%, 07/22/26 (b)(c)	200,000	198,064
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 10/22/26	200,000	194,924
1.20%, 10/24/26 (b)(c)	400,000	376,292
5.08%, 01/20/27 (b)(c)	300,000	297,951
1.66%, 03/11/27 (b)(c)	450,000	420,799
3.56%, 04/23/27 (b)(c)	550,000	530,805
1.73%, 07/22/27 (b)(c)	900,000	831,267
3.25%, 10/21/27 (b)	400,000	377,636
4.18%, 11/25/27 (b)	300,000	289,494
3.82%, 01/20/28 (b)(c)	300,000	288,471
2.55%, 02/04/28 (b)(c)	300,000	278,913
3.71%, 04/24/28 (b)(c)	400,000	381,892
4.38%, 04/27/28 (b)(c)	400,000	389,280
3.59%, 07/21/28 (b)(c)	400,000	379,648
4.95%, 07/22/28 (b)(c)	500,000	494,170
6.20%, 11/10/28 (b)(c)	150,000	154,274
3.42%, 12/20/28 (b)(c)	1,000,000	936,350
3.97%, 03/05/29 (b)(c)	400,000	381,148
5.20%, 04/25/29 (b)(c)	500,000	497,420
2.09%, 06/14/29 (b)(c)	400,000	352,924
4.27%, 07/23/29 (b)(c)	500,000	480,085
5.82%, 09/15/29 (b)(c)	450,000	457,753
3.97%, 02/07/30 (b)(c)	400,000	377,080
Bank of America NA
5.65%, 08/18/25 (b)	350,000	351,564
5.53%, 08/18/26 (b)	350,000	352,114
Bank of Montreal
3.70%, 06/07/25	200,000	196,388
1.25%, 09/15/26	300,000	273,915
0.95%, 01/22/27 (b)(c)	150,000	139,533
2.65%, 03/08/27	300,000	280,641
4.70%, 09/14/27 (b)	200,000	196,994
5.20%, 02/01/28 (b)	200,000	200,382
5.72%, 09/25/28 (b)	200,000	203,924
3.80%, 12/15/32 (b)(c)	200,000	187,006
Bank of New York Mellon Corp.
3.95%, 11/18/25 (b)	150,000	147,615
0.75%, 01/28/26 (b)	250,000	232,305
2.80%, 05/04/26 (b)	200,000	191,428
2.45%, 08/17/26 (b)	150,000	141,686
2.05%, 01/26/27 (b)	250,000	231,918
3.25%, 05/16/27 (b)	200,000	190,798
3.40%, 01/29/28 (b)	200,000	189,250
3.44%, 02/07/28 (b)(c)	250,000	238,765
3.99%, 06/13/28 (b)(c)	150,000	144,827
5.80%, 10/25/28 (b)(c)	200,000	203,638
3.00%, 10/30/28 (b)	150,000	137,421
4.54%, 02/01/29 (b)(c)	200,000	195,542
4.98%, 03/14/30 (b)(c)	150,000	148,448

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of Nova Scotia
1.30%, 06/11/25	200,000	191,614
4.50%, 12/16/25	250,000	245,610
4.75%, 02/02/26	200,000	197,914
1.05%, 03/02/26	200,000	185,720
1.35%, 06/24/26	250,000	230,750
2.70%, 08/03/26	200,000	189,214
1.30%, 09/15/26	250,000	228,333
1.95%, 02/02/27	175,000	160,928
2.95%, 03/11/27	200,000	188,436
BankUnited, Inc.
4.88%, 11/17/25 (b)	100,000	98,318
Barclays PLC
4.38%, 01/12/26	450,000	441,045
5.20%, 05/12/26	400,000	394,992
5.83%, 05/09/27 (b)(c)	350,000	350,297
6.50%, 09/13/27 (b)(c)	250,000	254,272
2.28%, 11/24/27 (b)(c)	400,000	368,836
4.34%, 01/10/28 (b)	200,000	192,460
4.84%, 05/09/28 (b)	300,000	289,692
5.50%, 08/09/28 (b)(c)	400,000	399,160
7.39%, 11/02/28 (b)(c)	200,000	210,662
4.97%, 05/16/29 (b)(c)	300,000	293,355
6.49%, 09/13/29 (b)(c)	200,000	206,766
5.69%, 03/12/30 (b)(c)	300,000	299,931
BPCE SA
3.38%, 12/02/26	250,000	239,553
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	250,000	245,707
0.95%, 10/23/25	100,000	94,168
1.25%, 06/22/26	200,000	184,336
3.45%, 04/07/27 (b)	250,000	238,693
5.99%, 10/03/28 (b)	250,000	256,572
Capital One Financial Corp.
4.20%, 10/29/25 (b)	300,000	294,021
3.75%, 07/28/26 (b)	250,000	241,205
3.75%, 03/09/27 (b)	300,000	287,574
3.65%, 05/11/27 (b)	250,000	238,620
7.15%, 10/29/27 (b)(c)	100,000	103,424
1.88%, 11/02/27 (b)(c)	200,000	182,852
3.80%, 01/31/28 (b)	200,000	189,580
4.93%, 05/10/28 (b)(c)	200,000	196,842
5.47%, 02/01/29 (b)(c)	250,000	248,062
6.31%, 06/08/29 (b)(c)	250,000	255,140
5.70%, 02/01/30 (b)(c)	150,000	150,038
Citibank NA
5.86%, 09/29/25 (b)	250,000	251,645
5.49%, 12/04/26 (b)	250,000	251,420
5.80%, 09/29/28 (b)	250,000	256,592
Citigroup, Inc.
4.40%, 06/10/25	400,000	394,964
5.50%, 09/13/25	200,000	199,876
3.70%, 01/12/26	250,000	243,440
4.60%, 03/09/26	350,000	344,386
3.40%, 05/01/26	300,000	289,257
5.61%, 09/29/26 (b)(c)	500,000	500,005
3.20%, 10/21/26 (b)	500,000	475,520
4.30%, 11/20/26	250,000	243,845
1.12%, 01/28/27 (b)(c)	450,000	418,743
1.46%, 06/09/27 (b)(c)	500,000	461,640
4.45%, 09/29/27	500,000	486,500
3.89%, 01/10/28 (b)(c)	400,000	385,436
3.07%, 02/24/28 (b)(c)	500,000	470,565
4.66%, 05/24/28 (b)(c)	250,000	245,602
3.67%, 07/24/28 (b)(c)	250,000	237,598
4.13%, 07/25/28	300,000	286,944
3.52%, 10/27/28 (b)(c)	400,000	377,280
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.08%, 04/23/29 (b)(c)	300,000	286,776
5.17%, 02/13/30 (b)(c)	400,000	396,264
3.98%, 03/20/30 (b)(c)	350,000	329,227
Citizens Financial Group, Inc.
4.30%, 12/03/25 (b)	200,000	195,640
2.85%, 07/27/26 (b)	150,000	141,383
5.84%, 01/23/30 (b)(c)	200,000	198,798
Comerica, Inc.
5.98%, 01/30/30 (b)(c)	150,000	147,990
Commonwealth Bank of Australia
5.50%, 09/12/25	250,000	250,775
Cooperatieve Rabobank UA
4.38%, 08/04/25	250,000	245,700
4.85%, 01/09/26	250,000	248,617
3.75%, 07/21/26	250,000	240,380
4.80%, 01/09/29	250,000	246,667
Credit Suisse AG
1.25%, 08/07/26	500,000	456,865
5.00%, 07/09/27	250,000	247,217
7.50%, 02/15/28	350,000	373,968
Deutsche Bank AG
4.10%, 01/13/26	200,000	195,786
1.69%, 03/19/26	200,000	187,614
6.12%, 07/14/26 (b)(c)	200,000	200,322
2.13%, 11/24/26 (b)(c)	500,000	473,780
2.31%, 11/16/27 (b)(c)	350,000	321,720
2.55%, 01/07/28 (b)(c)	200,000	184,448
6.72%, 01/18/29 (b)(c)	200,000	206,626
6.82%, 11/20/29 (b)(c)	250,000	259,802
4.88%, 12/01/32 (b)(c)	200,000	187,264
Discover Bank
3.45%, 07/27/26 (b)	250,000	238,760
Discover Financial Services
4.50%, 01/30/26 (b)	250,000	245,277
4.10%, 02/09/27 (b)	150,000	144,143
Fifth Third Bancorp
2.55%, 05/05/27 (b)	175,000	162,346
1.71%, 11/01/27 (b)(c)	100,000	91,433
6.36%, 10/27/28 (b)(c)	250,000	254,697
6.34%, 07/27/29 (b)(c)	200,000	205,136
Fifth Third Bank NA
3.85%, 03/15/26 (b)	200,000	193,588
Goldman Sachs Bank USA
5.28%, 03/18/27 (b)(c)	150,000	149,438
5.41%, 05/21/27 (b)(c)	400,000	399,005
Goldman Sachs Group, Inc.
4.25%, 10/21/25	300,000	294,768
3.75%, 02/25/26 (b)	300,000	292,212
3.50%, 11/16/26 (b)	500,000	478,410
1.09%, 12/09/26 (b)(c)	350,000	326,802
5.95%, 01/15/27	150,000	152,430
3.85%, 01/26/27 (b)	300,000	289,650
1.43%, 03/09/27 (b)(c)	550,000	511,731
1.54%, 09/10/27 (b)(c)	550,000	502,848
1.95%, 10/21/27 (b)(c)	500,000	459,880
2.64%, 02/24/28 (b)(c)	600,000	557,754
3.62%, 03/15/28 (b)(c)	600,000	572,316
3.69%, 06/05/28 (b)(c)	575,000	547,463
4.48%, 08/23/28 (b)(c)	250,000	243,693
3.81%, 04/23/29 (b)(c)	400,000	377,860
4.22%, 05/01/29 (b)(c)	400,000	383,512
6.48%, 10/24/29 (b)(c)	500,000	520,575
5.73%, 04/25/30 (b)(c)	350,000	354,781
HSBC Holdings PLC
4.25%, 08/18/25	350,000	343,290
2.10%, 06/04/26 (b)(c)	300,000	289,194

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.29%, 09/12/26 (b)(c)	400,000	392,788
7.34%, 11/03/26 (b)(c)	200,000	204,716
4.38%, 11/23/26	300,000	292,032
5.89%, 08/14/27 (b)(c)	400,000	402,712
2.25%, 11/22/27 (b)(c)	250,000	231,443
4.04%, 03/13/28 (b)(c)	400,000	384,660
5.60%, 05/17/28 (b)(c)	300,000	300,882
4.76%, 06/09/28 (b)(c)	400,000	391,812
5.21%, 08/11/28 (b)(c)	250,000	247,705
2.01%, 09/22/28 (b)(c)	200,000	178,958
7.39%, 11/03/28 (b)(c)	250,000	264,055
6.16%, 03/09/29 (b)(c)	200,000	204,340
4.58%, 06/19/29 (b)(c)	500,000	482,800
2.21%, 08/17/29 (b)(c)	400,000	350,436
5.55%, 03/04/30 (b)(c)	225,000	225,088
3.97%, 05/22/30 (b)(c)	500,000	465,711
HSBC USA, Inc.
5.29%, 03/04/27	200,000	200,564
Huntington Bancshares, Inc.
6.21%, 08/21/29 (b)(c)	200,000	203,934
Huntington National Bank
4.55%, 05/17/28 (b)(c)	250,000	243,575
ING Groep NV
3.95%, 03/29/27	200,000	192,962
1.73%, 04/01/27 (b)(c)	200,000	186,674
4.02%, 03/28/28 (b)(c)	300,000	289,128
4.55%, 10/02/28	300,000	291,942
4.05%, 04/09/29	200,000	190,054
5.34%, 03/19/30 (b)(c)	200,000	198,582
JPMorgan Chase & Co.
3.90%, 07/15/25 (b)	200,000	196,684
7.75%, 07/15/25	100,000	102,613
3.30%, 04/01/26 (b)	400,000	386,880
3.20%, 06/15/26 (b)	350,000	336,836
2.95%, 10/01/26 (b)	600,000	570,942
1.05%, 11/19/26 (b)(c)	650,000	608,725
4.13%, 12/15/26	300,000	291,894
3.96%, 01/29/27 (b)(c)	400,000	390,216
1.04%, 02/04/27 (b)(c)	350,000	325,003
1.58%, 04/22/27 (b)(c)	600,000	558,258
1.47%, 09/22/27 (b)(c)	450,000	411,849
4.25%, 10/01/27	300,000	292,500
5.04%, 01/23/28 (b)(c)	400,000	396,652
3.78%, 02/01/28 (b)(c)	550,000	528,401
2.95%, 02/24/28 (b)(c)	200,000	187,814
5.57%, 04/22/28 (b)(c)	300,000	301,926
4.32%, 04/26/28 (b)(c)	500,000	486,455
3.54%, 05/01/28 (b)(c)	300,000	285,597
2.18%, 06/01/28 (b)(c)	350,000	319,746
4.85%, 07/25/28 (b)(c)	600,000	592,230
3.51%, 01/23/29 (b)(c)	350,000	329,504
4.01%, 04/23/29 (b)(c)	350,000	333,917
2.07%, 06/01/29 (b)(c)	250,000	221,008
4.20%, 07/23/29 (b)(c)	450,000	431,329
5.30%, 07/24/29 (b)(c)	400,000	399,520
6.09%, 10/23/29 (b)(c)	400,000	411,660
4.45%, 12/05/29 (b)(c)	350,000	338,646
5.01%, 01/23/30 (b)(c)	350,000	345,583
5.58%, 04/22/30 (b)(c)	400,000	404,456
3.70%, 05/06/30 (b)(c)	300,000	278,973
KeyBank NA
3.30%, 06/01/25	250,000	243,500
5.85%, 11/15/27 (b)	250,000	248,417
4.39%, 12/14/27	250,000	236,520
KeyCorp
2.25%, 04/06/27	250,000	226,363
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lloyds Banking Group PLC
4.58%, 12/10/25	250,000	245,600
4.65%, 03/24/26	400,000	392,372
3.75%, 01/11/27	200,000	192,192
1.63%, 05/11/27 (b)(c)	250,000	231,610
5.46%, 01/05/28 (b)(c)	200,000	199,460
3.75%, 03/18/28 (b)(c)	250,000	238,903
4.38%, 03/22/28	200,000	193,184
4.55%, 08/16/28	200,000	193,554
3.57%, 11/07/28 (b)(c)	300,000	281,304
5.87%, 03/06/29 (b)(c)	200,000	202,304
M&T Bank Corp.
4.55%, 08/16/28 (b)(c)	250,000	239,018
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (b)	250,000	244,600
4.70%, 01/27/28 (b)	250,000	240,103
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25	200,000	191,160
3.85%, 03/01/26	450,000	438,750
2.76%, 09/13/26	200,000	188,954
3.68%, 02/22/27	250,000	240,730
1.54%, 07/20/27 (b)(c)	350,000	322,749
3.29%, 07/25/27	200,000	189,090
1.64%, 10/13/27 (b)(c)	250,000	229,060
2.34%, 01/19/28 (b)(c)	350,000	324,051
4.08%, 04/19/28 (b)(c)	200,000	193,220
5.35%, 09/13/28 (b)(c)	250,000	250,002
5.42%, 02/22/29 (b)(c)	200,000	200,798
3.74%, 03/07/29	200,000	188,102
5.24%, 04/19/29 (b)(c)	200,000	199,624
Mizuho Financial Group, Inc.
1.23%, 05/22/27 (b)(c)	200,000	184,250
1.55%, 07/09/27 (b)(c)	200,000	184,472
3.17%, 09/11/27	200,000	187,369
4.02%, 03/05/28	200,000	191,798
5.41%, 09/13/28 (b)(c)	200,000	200,296
5.67%, 05/27/29 (b)(c)	200,000	201,930
5.78%, 07/06/29 (b)(c)	200,000	202,592
4.25%, 09/11/29 (b)(c)	200,000	191,246
Morgan Stanley
4.00%, 07/23/25	500,000	492,100
5.00%, 11/24/25	350,000	347,298
3.88%, 01/27/26	500,000	488,070
4.68%, 07/17/26 (b)(c)	400,000	395,628
3.13%, 07/27/26	400,000	382,288
6.25%, 08/09/26	50,000	50,958
4.35%, 09/08/26	450,000	440,037
0.99%, 12/10/26 (b)(c)	500,000	466,155
3.63%, 01/20/27	550,000	529,182
5.05%, 01/28/27 (b)(c)	250,000	248,387
3.95%, 04/23/27	300,000	289,515
1.59%, 05/04/27 (b)(c)	600,000	556,806
1.51%, 07/20/27 (b)(c)	500,000	460,310
2.48%, 01/21/28 (b)(c)	400,000	371,764
5.65%, 04/13/28 (b)(c)	200,000	201,442
4.21%, 04/20/28 (b)(c)	200,000	193,894
3.59%, 07/22/28 (b)(c)	500,000	474,200
6.30%, 10/18/28 (b)(c)	400,000	411,420
3.77%, 01/24/29 (b)(c)	250,000	236,983
5.12%, 02/01/29 (b)(c)	300,000	298,089
5.16%, 04/20/29 (b)(c)	500,000	496,755
5.45%, 07/20/29 (b)(c)	350,000	351,337
6.41%, 11/01/29 (b)(c)	300,000	312,396
5.17%, 01/16/30 (b)(c)	385,000	382,497
4.43%, 01/23/30 (b)(c)	450,000	433,539
5.66%, 04/18/30 (b)(c)	350,000	354,641

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Morgan Stanley Bank NA
4.75%, 04/21/26 (b)	250,000	247,525
4.95%, 01/14/28 (b)(c)	250,000	247,580
5.50%, 05/26/28 (b)(c)	300,000	301,250
National Australia Bank Ltd.
2.50%, 07/12/26	400,000	378,872
3.91%, 06/09/27	275,000	266,313
4.94%, 01/12/28	250,000	249,270
4.90%, 06/13/28	250,000	249,110
4.79%, 01/10/29	250,000	247,487
National Bank of Canada
5.60%, 12/18/28	250,000	252,250
NatWest Group PLC
4.80%, 04/05/26	400,000	395,128
1.64%, 06/14/27 (b)(c)	400,000	369,596
5.58%, 03/01/28 (b)(c)	200,000	200,026
3.07%, 05/22/28 (b)(c)	200,000	186,808
5.52%, 09/30/28 (b)(c)	200,000	199,732
4.89%, 05/18/29 (b)(c)	300,000	292,539
5.81%, 09/13/29 (b)(c)	200,000	202,126
5.08%, 01/27/30 (b)(c)	300,000	294,120
Northern Trust Corp.
3.95%, 10/30/25	200,000	196,224
4.00%, 05/10/27 (b)	200,000	194,606
PNC Bank NA
3.25%, 06/01/25 (b)	250,000	244,523
3.25%, 01/22/28 (b)	250,000	233,475
4.05%, 07/26/28	250,000	237,153
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (b)	250,000	236,713
1.15%, 08/13/26 (b)	200,000	182,910
4.76%, 01/26/27 (b)(c)	250,000	246,962
5.30%, 01/21/28 (b)(c)	200,000	199,466
5.35%, 12/02/28 (b)(c)	350,000	349,699
5.58%, 06/12/29 (b)(c)	500,000	503,185
5.49%, 05/14/30 (b)(c)	250,000	250,414
Royal Bank of Canada
1.15%, 06/10/25	300,000	287,487
0.88%, 01/20/26	300,000	280,161
4.65%, 01/27/26	250,000	246,830
1.20%, 04/27/26	200,000	185,294
1.15%, 07/14/26	250,000	229,438
1.40%, 11/02/26	250,000	228,905
2.05%, 01/21/27	150,000	138,975
3.63%, 05/04/27	250,000	240,065
4.24%, 08/03/27	250,000	243,498
6.00%, 11/01/27	250,000	256,280
4.90%, 01/12/28	150,000	148,664
5.20%, 08/01/28	150,000	150,716
Santander Holdings USA, Inc.
4.50%, 07/17/25 (b)	250,000	246,175
3.24%, 10/05/26 (b)(d)	200,000	188,532
4.40%, 07/13/27 (b)	250,000	241,368
2.49%, 01/06/28 (b)(c)	150,000	137,676
6.50%, 03/09/29 (b)(c)	200,000	203,994
6.57%, 06/12/29 (b)(c)	100,000	102,350
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (b)(c)	200,000	189,892
1.67%, 06/14/27 (b)(c)	250,000	230,425
2.47%, 01/11/28 (b)(c)	250,000	230,030
3.82%, 11/03/28 (b)(c)	200,000	188,238
6.53%, 01/10/29 (b)(c)	250,000	256,707
State Street Corp.
3.55%, 08/18/25	400,000	392,648
5.27%, 08/03/26 (b)	200,000	200,058
2.20%, 02/07/28 (b)(c)	200,000	185,362
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.68%, 11/21/29 (b)(c)	150,000	153,200
4.14%, 12/03/29 (b)(c)	100,000	96,067
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	500,000	478,720
0.95%, 01/12/26	250,000	232,960
3.78%, 03/09/26	200,000	194,664
2.63%, 07/14/26	400,000	378,424
1.40%, 09/17/26	300,000	274,773
3.01%, 10/19/26	200,000	189,544
3.45%, 01/11/27	200,000	191,354
2.17%, 01/14/27	200,000	185,072
3.36%, 07/12/27	400,000	378,824
5.52%, 01/13/28	250,000	252,522
3.54%, 01/17/28	200,000	189,008
5.80%, 07/13/28	200,000	203,962
5.72%, 09/14/28	400,000	406,832
1.90%, 09/17/28	250,000	218,013
Synchrony Bank
5.40%, 08/22/25 (b)	250,000	247,700
5.63%, 08/23/27 (b)	250,000	246,727
Synchrony Financial
4.50%, 07/23/25 (b)	150,000	147,261
3.95%, 12/01/27 (b)	50,000	46,837
5.15%, 03/19/29 (b)	100,000	95,935
Toronto-Dominion Bank
3.77%, 06/06/25	300,000	294,927
1.15%, 06/12/25	150,000	143,681
0.75%, 09/11/25	200,000	188,724
0.75%, 01/06/26	250,000	232,690
1.20%, 06/03/26	200,000	184,366
5.53%, 07/17/26	300,000	300,906
1.25%, 09/10/26	200,000	182,770
1.95%, 01/12/27 (a)	100,000	92,465
2.80%, 03/10/27	250,000	234,275
4.11%, 06/08/27	250,000	242,358
4.69%, 09/15/27	300,000	294,987
5.16%, 01/10/28	200,000	199,522
5.52%, 07/17/28	150,000	151,407
3.63%, 09/15/31 (b)(c)	200,000	190,916
Truist Bank
3.63%, 09/16/25 (b)	300,000	292,104
3.30%, 05/15/26 (b)	200,000	191,794
3.80%, 10/30/26 (b)	250,000	240,263
Truist Financial Corp.
1.20%, 08/05/25 (b)	250,000	237,633
5.90%, 10/28/26 (b)(c)	150,000	150,404
1.27%, 03/02/27 (b)(c)	200,000	185,596
1.13%, 08/03/27 (b)	150,000	131,930
4.12%, 06/06/28 (b)(c)	200,000	192,260
4.87%, 01/26/29 (b)(c)	250,000	244,655
1.89%, 06/07/29 (b)(c)	200,000	174,036
7.16%, 10/30/29 (b)(c)	250,000	264,855
5.44%, 01/24/30 (b)(c)	150,000	149,183
U.S. Bancorp
3.95%, 11/17/25 (b)	250,000	244,958
3.10%, 04/27/26 (b)	200,000	191,810
2.38%, 07/22/26 (b)	200,000	188,578
5.73%, 10/21/26 (b)(c)	200,000	200,364
3.15%, 04/27/27 (b)	150,000	142,547
2.22%, 01/27/28 (b)(c)	200,000	184,112
4.55%, 07/22/28 (b)(c)	400,000	389,516
4.65%, 02/01/29 (b)(c)	300,000	292,428
5.78%, 06/12/29 (b)(c)	250,000	252,795
5.38%, 01/23/30 (b)(c)	250,000	249,397
UBS AG
5.65%, 09/11/28	250,000	254,510

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UBS Group AG
4.55%, 04/17/26	350,000	344,134
Wells Fargo & Co.
3.55%, 09/29/25	400,000	390,192
3.00%, 04/22/26	400,000	383,092
4.10%, 06/03/26	450,000	438,889
4.54%, 08/15/26 (b)(c)	200,000	197,632
3.00%, 10/23/26	600,000	569,196
3.20%, 06/17/27 (b)(c)	450,000	430,326
4.30%, 07/22/27	400,000	388,760
3.53%, 03/24/28 (b)(c)	500,000	475,565
5.71%, 04/22/28 (b)(c)	400,000	402,784
3.58%, 05/22/28 (b)(c)	500,000	475,210
2.39%, 06/02/28 (b)(c)	500,000	458,715
4.81%, 07/25/28 (b)(c)	500,000	491,195
4.15%, 01/24/29 (b)	350,000	335,482
5.57%, 07/25/29 (b)(c)	700,000	704,410
6.30%, 10/23/29 (b)(c)	400,000	413,868
5.20%, 01/23/30 (b)(c)	400,000	396,656
Wells Fargo Bank NA
5.55%, 08/01/25 (b)	350,000	350,731
4.81%, 01/15/26 (b)	275,000	273,006
5.45%, 08/07/26 (b)	350,000	351,312
5.25%, 12/11/26 (b)	250,000	250,105
Westpac Banking Corp.
3.74%, 08/26/25	150,000	147,162
5.20%, 04/16/26	100,000	99,963
2.85%, 05/13/26	200,000	191,460
1.15%, 06/03/26	250,000	231,125
2.70%, 08/19/26	200,000	189,910
3.35%, 03/08/27	200,000	191,448
5.46%, 11/18/27	250,000	253,275
3.40%, 01/25/28	200,000	189,410
5.54%, 11/17/28	200,000	203,972
1.95%, 11/20/28	200,000	175,658
4.32%, 11/23/31 (b)(c)	300,000	289,356
		128,576,728
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	100,000	97,626
Ameriprise Financial, Inc.
5.70%, 12/15/28 (b)	100,000	102,273
ARES Management Corp.
6.38%, 11/10/28 (b)	100,000	103,959
BGC Group, Inc.
8.00%, 05/25/28 (b)	75,000	78,953
BlackRock Funding, Inc.
4.70%, 03/14/29 (b)	100,000	99,150
BlackRock, Inc.
3.20%, 03/15/27	100,000	95,814
3.25%, 04/30/29 (b)	100,000	92,718
Brookfield Finance, Inc.
3.90%, 01/25/28 (b)	200,000	191,322
4.85%, 03/29/29 (b)	175,000	172,203
Cboe Global Markets, Inc.
3.65%, 01/12/27 (b)	150,000	144,830
Charles Schwab Corp.
3.45%, 02/13/26 (b)(e)	40,000	38,767
0.90%, 03/11/26 (b)(e)	175,000	161,891
1.15%, 05/13/26 (b)(e)	125,000	115,540
5.88%, 08/24/26 (b)(e)	125,000	126,448
3.20%, 03/02/27 (b)(e)	50,000	47,449
2.45%, 03/03/27 (b)(e)	200,000	185,854
3.30%, 04/01/27 (b)(e)	100,000	95,303
3.20%, 01/25/28 (b)(e)	90,000	84,292
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 03/20/28 (b)(e)	150,000	134,082
4.00%, 02/01/29 (b)(e)	75,000	71,933
5.64%, 05/19/29 (b)(c)(e)	150,000	151,456
6.20%, 11/17/29 (b)(c)(e)	175,000	181,011
CME Group, Inc.
3.75%, 06/15/28 (b)	100,000	96,465
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (b)	200,000	195,342
3.10%, 09/15/27 (b)	100,000	94,038
4.00%, 09/15/27 (b)	250,000	241,447
3.75%, 09/21/28 (b)	100,000	95,070
Invesco Finance PLC
3.75%, 01/15/26	150,000	145,959
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	196,988
5.88%, 07/21/28 (b)	150,000	150,814
Lazard Group LLC
3.63%, 03/01/27 (b)	150,000	143,634
Legg Mason, Inc.
4.75%, 03/15/26	75,000	74,354
LPL Holdings, Inc.
6.75%, 11/17/28 (b)	100,000	104,635
Nasdaq, Inc.
3.85%, 06/30/26 (b)	150,000	145,638
5.35%, 06/28/28 (b)	175,000	176,013
Nomura Holdings, Inc.
1.85%, 07/16/25	400,000	382,928
2.33%, 01/22/27	200,000	184,472
5.39%, 07/06/27	200,000	199,440
5.84%, 01/18/28	200,000	202,248
6.07%, 07/12/28	200,000	204,228
2.17%, 07/14/28	200,000	175,626
		5,782,213
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25 (b)	200,000	201,566
4.45%, 10/01/25 (b)	150,000	147,756
1.75%, 01/30/26 (b)	250,000	234,745
4.45%, 04/03/26 (b)	150,000	147,105
2.45%, 10/29/26 (b)	350,000	325,703
6.45%, 04/15/27 (b)	250,000	255,852
3.65%, 07/21/27 (b)	200,000	189,146
4.63%, 10/15/27 (b)	150,000	145,845
5.75%, 06/06/28 (b)	150,000	151,299
3.00%, 10/29/28 (b)	650,000	587,197
5.10%, 01/19/29 (b)	150,000	147,899
Air Lease Corp.
3.38%, 07/01/25 (b)	150,000	146,343
2.88%, 01/15/26 (b)	200,000	191,244
3.75%, 06/01/26 (b)	150,000	144,694
1.88%, 08/15/26 (b)	250,000	230,917
2.20%, 01/15/27 (b)	200,000	184,002
5.85%, 12/15/27 (b)	100,000	101,110
5.30%, 02/01/28 (b)	150,000	149,470
4.63%, 10/01/28 (b)	100,000	96,830
Aircastle Ltd.
4.25%, 06/15/26 (b)	125,000	121,687
Apollo Debt Solutions BDC
6.90%, 04/13/29 (b)(d)	100,000	100,735
Ares Capital Corp.
5.88%, 03/01/29 (b)	150,000	148,431
ARES Capital Corp.
3.25%, 07/15/25 (b)	150,000	145,362
3.88%, 01/15/26 (b)	250,000	241,257

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.15%, 07/15/26 (b)	150,000	138,423
2.88%, 06/15/27 (b)	100,000	91,849
2.88%, 06/15/28 (b)	200,000	177,722
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (b)	75,000	70,645
2.55%, 10/13/26 (b)	50,000	45,975
Barings BDC, Inc.
3.30%, 11/23/26 (b)	100,000	92,247
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (b)	100,000	94,188
Blackstone Private Credit Fund
2.63%, 12/15/26 (b)	200,000	182,734
3.25%, 03/15/27 (b)	200,000	184,590
7.30%, 11/27/28 (b)(d)	75,000	78,083
4.00%, 01/15/29 (b)	100,000	91,774
Blackstone Secured Lending Fund
3.63%, 01/15/26 (b)	100,000	95,962
2.75%, 09/16/26 (b)	150,000	138,994
2.13%, 02/15/27 (b)	100,000	90,289
2.85%, 09/30/28 (b)	100,000	87,884
Blue Owl Capital Corp.
3.75%, 07/22/25 (b)	100,000	97,160
4.25%, 01/15/26 (b)	100,000	96,938
3.40%, 07/15/26 (b)	250,000	235,437
2.88%, 06/11/28 (b)	100,000	88,588
5.95%, 03/15/29 (b)	75,000	74,435
Blue Owl Capital Corp. III
3.13%, 04/13/27 (b)	50,000	45,672
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (b)	75,000	69,413
4.70%, 02/08/27 (b)	75,000	71,504
7.75%, 09/16/27 (b)	100,000	103,518
7.95%, 06/13/28 (b)	100,000	104,059
7.75%, 01/15/29 (b)	75,000	77,886
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (b)	75,000	67,505
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (b)(d)	100,000	98,342
FS KKR Capital Corp.
3.40%, 01/15/26 (b)	200,000	190,348
2.63%, 01/15/27 (b)	100,000	90,425
3.13%, 10/12/28 (b)	100,000	86,866
7.88%, 01/15/29 (b)	75,000	77,628
GATX Corp.
3.25%, 09/15/26 (b)	100,000	95,323
5.40%, 03/15/27 (b)	75,000	75,027
3.50%, 03/15/28 (b)	75,000	70,214
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (b)	150,000	143,037
Golub Capital BDC, Inc.
2.50%, 08/24/26 (b)	100,000	92,126
2.05%, 02/15/27 (b)	100,000	89,715
Hercules Capital, Inc.
2.63%, 09/16/26 (b)	75,000	68,558
3.38%, 01/20/27 (b)	100,000	92,214
HPS Corporate Lending Fund
6.75%, 01/30/29 (b)(d)	100,000	100,675
Main Street Capital Corp.
3.00%, 07/14/26 (b)	100,000	93,322
6.95%, 03/01/29 (b)	75,000	76,391
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (b)	100,000	96,721
New Mountain Finance Corp.
6.88%, 02/01/29 (b)	50,000	49,412
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (b)	50,000	50,758
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (b)(d)	50,000	52,964
Prospect Capital Corp.
3.71%, 01/22/26 (b)	100,000	94,832
3.44%, 10/15/28 (b)	50,000	42,308
Sixth Street Lending Partners
6.50%, 03/11/29 (b)(d)	100,000	99,891
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (b)	100,000	92,604
6.13%, 03/01/29 (b)	75,000	74,544
		9,523,914
Financial Other 0.0%
ORIX Corp.
5.00%, 09/13/27	100,000	98,989
Insurance 0.7%
Aegon Ltd.
5.50%, 04/11/48 (b)(c)	200,000	193,274
Aflac, Inc.
1.13%, 03/15/26 (b)	75,000	69,673
2.88%, 10/15/26 (b)	100,000	94,795
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (b)	100,000	97,859
Allstate Corp.
0.75%, 12/15/25 (b)	150,000	139,638
3.28%, 12/15/26 (b)	100,000	95,288
American International Group, Inc.
5.75%, 04/01/48 (b)(c)	125,000	122,701
American National Group, Inc.
5.00%, 06/15/27 (b)	100,000	97,051
Aon Corp.
3.75%, 05/02/29 (b)	125,000	117,056
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (b)	200,000	187,184
Aon Global Ltd.
3.88%, 12/15/25 (b)	100,000	97,595
Aon North America, Inc.
5.13%, 03/01/27 (b)	125,000	124,752
5.15%, 03/01/29 (b)	150,000	149,304
Arch Capital Finance LLC
4.01%, 12/15/26 (b)	150,000	144,991
Assurant, Inc.
4.90%, 03/27/28 (b)	75,000	73,158
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (b)	75,000	77,076
Athene Holding Ltd.
4.13%, 01/12/28 (b)	200,000	192,544
AXIS Specialty Finance PLC
4.00%, 12/06/27 (b)	100,000	95,676
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (b)	100,000	93,620
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (b)	300,000	290,340
Brighthouse Financial, Inc.
3.70%, 06/22/27 (b)	175,000	165,854
Centene Corp.
4.25%, 12/15/27 (b)	400,000	380,864
2.45%, 07/15/28 (b)	400,000	353,288
Chubb INA Holdings LLC
3.35%, 05/03/26 (b)	200,000	193,254

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	105,836
CNA Financial Corp.
4.50%, 03/01/26 (b)	75,000	73,760
3.90%, 05/01/29 (b)	100,000	94,086
Corebridge Financial, Inc.
3.65%, 04/05/27 (b)	175,000	167,211
3.85%, 04/05/29 (b)	150,000	140,013
6.88%, 12/15/52 (b)(c)	150,000	150,835
Elevance Health, Inc.
1.50%, 03/15/26 (b)	200,000	186,902
3.65%, 12/01/27 (b)	250,000	237,955
4.10%, 03/01/28 (b)	150,000	144,667
Enact Holdings, Inc.
6.25%, 05/28/29 (b)	125,000	125,031
Equitable Holdings, Inc.
7.00%, 04/01/28	50,000	52,916
4.35%, 04/20/28 (b)	200,000	192,164
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (b)	100,000	103,291
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (b)	100,000	98,007
Fidelity National Financial, Inc.
4.50%, 08/15/28 (b)	50,000	48,022
Globe Life, Inc.
4.55%, 09/15/28 (b)	75,000	70,676
Horace Mann Educators Corp.
7.25%, 09/15/28 (b)	50,000	52,811
Humana, Inc.
1.35%, 02/03/27 (b)	150,000	135,343
3.95%, 03/15/27 (b)	150,000	144,645
5.75%, 12/01/28 (b)	75,000	76,259
3.70%, 03/23/29 (b)	100,000	93,298
Jackson Financial, Inc.
5.17%, 06/08/27 (b)	100,000	99,015
Lincoln National Corp.
3.63%, 12/12/26 (b)	100,000	95,557
Loews Corp.
3.75%, 04/01/26 (b)	100,000	97,309
Manulife Financial Corp.
4.15%, 03/04/26	200,000	196,052
4.06%, 02/24/32 (b)(c)	200,000	191,474
Markel Group, Inc.
3.50%, 11/01/27 (b)	75,000	71,013
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (b)	50,000	48,762
4.38%, 03/15/29 (b)	150,000	146,148
Mercury General Corp.
4.40%, 03/15/27 (b)	100,000	96,485
MetLife, Inc.
3.60%, 11/13/25 (b)	100,000	97,701
MGIC Investment Corp.
5.25%, 08/15/28 (b)	100,000	97,148
Old Republic International Corp.
3.88%, 08/26/26 (b)	100,000	96,531
Progressive Corp.
2.45%, 01/15/27	100,000	93,502
2.50%, 03/15/27 (b)	100,000	93,411
4.00%, 03/01/29 (b)	100,000	95,431
Prudential Financial, Inc.
1.50%, 03/10/26 (b)	100,000	93,653
4.50%, 09/15/47 (b)(c)	100,000	94,185
5.70%, 09/15/48 (b)(c)	150,000	147,175
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Radian Group, Inc.
4.88%, 03/15/27 (b)	150,000	146,301
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (b)	75,000	69,065
SiriusPoint Ltd.
7.00%, 04/05/29 (b)	75,000	75,799
Trinity Acquisition PLC
4.40%, 03/15/26 (b)	100,000	97,823
UnitedHealth Group, Inc.
3.75%, 07/15/25	250,000	245,985
5.15%, 10/15/25	200,000	199,766
3.70%, 12/15/25	100,000	97,756
1.25%, 01/15/26	100,000	93,939
3.10%, 03/15/26	200,000	193,138
3.45%, 01/15/27	100,000	96,209
3.70%, 05/15/27 (b)	200,000	193,010
2.95%, 10/15/27	150,000	140,455
5.25%, 02/15/28 (b)	200,000	201,928
3.85%, 06/15/28	150,000	143,700
3.88%, 12/15/28	100,000	95,527
4.25%, 01/15/29 (b)	200,000	193,680
4.00%, 05/15/29 (b)	125,000	119,508
Voya Financial, Inc.
3.65%, 06/15/26	100,000	96,430
4.70%, 01/23/48 (b)(c)	50,000	42,758
Willis North America, Inc.
4.65%, 06/15/27 (b)	150,000	146,955
4.50%, 09/15/28 (b)	100,000	96,727
		10,877,574
REITs 0.7%
Agree LP
2.00%, 06/15/28 (b)	100,000	87,683
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (b)	50,000	49,087
3.95%, 01/15/27 (b)	100,000	96,316
3.95%, 01/15/28 (b)	100,000	95,584
American Homes 4 Rent LP
4.25%, 02/15/28 (b)	100,000	95,576
4.90%, 02/15/29 (b)	50,000	48,627
AvalonBay Communities, Inc.
3.45%, 06/01/25 (b)	100,000	98,054
3.50%, 11/15/25 (b)	50,000	48,799
3.35%, 05/15/27 (b)	100,000	95,197
3.20%, 01/15/28 (b)	100,000	93,669
1.90%, 12/01/28 (b)	75,000	65,561
Boston Properties LP
3.65%, 02/01/26 (b)	100,000	96,358
2.75%, 10/01/26 (b)	200,000	186,432
6.75%, 12/01/27 (b)	100,000	102,795
4.50%, 12/01/28 (b)	150,000	141,252
Brixmor Operating Partnership LP
4.13%, 06/15/26 (b)	100,000	97,167
3.90%, 03/15/27 (b)	75,000	71,683
4.13%, 05/15/29 (b)	100,000	93,828
Camden Property Trust
4.10%, 10/15/28 (b)	50,000	47,972
COPT Defense Properties LP
2.25%, 03/15/26 (b)	100,000	94,172
2.00%, 01/15/29 (b)	75,000	63,603
CubeSmart LP
3.13%, 09/01/26 (b)	100,000	94,950
2.25%, 12/15/28 (b)	100,000	87,658

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Digital Realty Trust LP
3.70%, 08/15/27 (b)	200,000	190,544
5.55%, 01/15/28 (b)	150,000	150,885
4.45%, 07/15/28 (b)	100,000	96,676
DOC DR LLC
3.95%, 01/15/28 (b)	100,000	95,438
EPR Properties
4.75%, 12/15/26 (b)	100,000	96,650
4.50%, 06/01/27 (b)	100,000	95,187
ERP Operating LP
3.38%, 06/01/25 (b)	100,000	97,873
2.85%, 11/01/26 (b)	100,000	94,618
3.50%, 03/01/28 (b)	100,000	94,441
Essex Portfolio LP
3.38%, 04/15/26 (b)	75,000	72,276
1.70%, 03/01/28 (b)	100,000	87,396
4.00%, 03/01/29 (b)	75,000	70,444
Extra Space Storage LP
3.50%, 07/01/26 (b)	100,000	96,012
5.70%, 04/01/28 (b)	100,000	101,112
Federal Realty OP LP
1.25%, 02/15/26 (b)	150,000	139,567
5.38%, 05/01/28 (b)	50,000	49,896
Healthcare Realty Holdings LP
3.50%, 08/01/26 (b)	150,000	142,818
3.75%, 07/01/27 (b)	75,000	70,797
Healthpeak OP LLC
4.00%, 06/01/25 (b)	100,000	98,313
3.25%, 07/15/26 (b)	100,000	95,514
2.13%, 12/01/28 (b)	75,000	65,894
Highwoods Realty LP
4.13%, 03/15/28 (b)	100,000	93,557
Host Hotels & Resorts LP
4.00%, 06/15/25 (b)	100,000	98,191
4.50%, 02/01/26 (b)	100,000	97,970
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (b)	100,000	88,032
Kilroy Realty LP
4.75%, 12/15/28 (b)	75,000	70,839
Kimco Realty OP LLC
3.80%, 04/01/27 (b)	100,000	96,123
1.90%, 03/01/28 (b)	100,000	88,743
Kite Realty Group LP
4.00%, 10/01/26 (b)	100,000	96,306
LXP Industrial Trust
6.75%, 11/15/28 (b)	50,000	51,755
Mid-America Apartments LP
4.00%, 11/15/25 (b)	100,000	97,985
3.60%, 06/01/27 (b)	150,000	143,608
3.95%, 03/15/29 (b)	100,000	95,292
NNN REIT, Inc.
4.00%, 11/15/25 (b)	50,000	48,922
3.50%, 10/15/27 (b)	100,000	94,298
4.30%, 10/15/28 (b)	100,000	96,209
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (b)	100,000	98,974
4.50%, 04/01/27 (b)	150,000	145,006
4.75%, 01/15/28 (b)	50,000	48,145
Piedmont Operating Partnership LP
9.25%, 07/20/28 (b)	100,000	106,900
Prologis LP
3.25%, 06/30/26 (b)	100,000	96,125
2.13%, 04/15/27 (b)	100,000	92,133
4.88%, 06/15/28 (b)	200,000	198,566
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 09/15/28 (b)	75,000	72,070
4.38%, 02/01/29 (b)	75,000	72,975
Public Storage Operating Co.
0.88%, 02/15/26 (b)	150,000	139,456
1.50%, 11/09/26 (b)	100,000	91,666
1.85%, 05/01/28 (b)	100,000	88,528
1.95%, 11/09/28 (b)	75,000	65,769
5.13%, 01/15/29 (b)	100,000	100,523
Realty Income Corp.
4.63%, 11/01/25 (b)	100,000	98,849
4.88%, 06/01/26 (b)	150,000	148,632
4.13%, 10/15/26 (b)	150,000	146,161
3.00%, 01/15/27 (b)	150,000	141,741
3.95%, 08/15/27 (b)	150,000	144,546
3.65%, 01/15/28 (b)	100,000	94,875
2.10%, 03/15/28 (b)	75,000	66,887
4.75%, 02/15/29 (b)	75,000	73,431
Regency Centers LP
3.60%, 02/01/27 (b)	150,000	143,935
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (b)	50,000	51,422
Sabra Health Care LP
5.13%, 08/15/26 (b)	100,000	98,187
Simon Property Group LP
3.50%, 09/01/25 (b)	100,000	97,673
3.30%, 01/15/26 (b)	100,000	96,783
3.25%, 11/30/26 (b)	150,000	143,187
1.38%, 01/15/27 (b)	150,000	136,087
3.38%, 06/15/27 (b)	100,000	95,172
3.38%, 12/01/27 (b)	100,000	94,509
1.75%, 02/01/28 (b)	50,000	44,363
SITE Centers Corp.
4.25%, 02/01/26 (b)	100,000	98,544
4.70%, 06/01/27 (b)	100,000	99,082
Store Capital LLC
4.50%, 03/15/28 (b)	50,000	47,350
Sun Communities Operating LP
2.30%, 11/01/28 (b)	50,000	43,700
5.50%, 01/15/29 (b)	75,000	74,629
Tanger Properties LP
3.13%, 09/01/26 (b)	100,000	94,163
UDR, Inc.
3.50%, 07/01/27 (b)	150,000	141,468
4.40%, 01/26/29 (b)	50,000	47,988
Ventas Realty LP
4.13%, 01/15/26 (b)	100,000	97,653
3.25%, 10/15/26 (b)	100,000	94,540
4.00%, 03/01/28 (b)	100,000	95,155
4.40%, 01/15/29 (b)	100,000	95,756
Welltower OP LLC
4.00%, 06/01/25 (b)	250,000	246,595
4.25%, 04/01/26 (b)	100,000	97,880
2.70%, 02/15/27 (b)	100,000	93,903
4.25%, 04/15/28 (b)	102,000	98,202
4.13%, 03/15/29 (b)	75,000	71,260
		10,483,348
		165,342,766

Industrial 12.6%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (b)	200,000	190,336
4.60%, 02/08/29 (b)	100,000	98,742

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Albemarle Corp.
4.65%, 06/01/27 (b)	150,000	146,908
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (b)	200,000	179,264
ArcelorMittal SA
4.55%, 03/11/26	100,000	98,164
6.55%, 11/29/27 (b)	200,000	206,730
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	175,000	173,871
5.25%, 09/08/26	100,000	100,178
4.75%, 02/28/28 (b)	175,000	173,283
5.10%, 09/08/28 (b)	150,000	150,339
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (b)	150,000	137,055
6.17%, 07/15/27 (b)	300,000	304,203
6.35%, 11/15/28 (b)	100,000	102,733
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (b)	200,000	187,262
Dow Chemical Co.
4.80%, 11/30/28 (b)	100,000	98,934
DuPont de Nemours, Inc.
4.49%, 11/15/25 (b)	150,000	148,125
4.73%, 11/15/28 (b)	350,000	347,952
Ecolab, Inc.
2.70%, 11/01/26 (b)	200,000	189,662
3.25%, 12/01/27 (b)	150,000	141,680
EIDP, Inc.
1.70%, 07/15/25 (b)	100,000	96,030
FMC Corp.
3.20%, 10/01/26 (b)	150,000	142,064
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (b)	100,000	98,763
4.13%, 03/01/28 (b)	100,000	95,751
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (b)	75,000	72,029
Kinross Gold Corp.
4.50%, 07/15/27 (b)	100,000	97,141
Linde, Inc.
4.70%, 12/05/25 (b)	100,000	99,432
3.20%, 01/30/26 (b)	100,000	96,823
LYB International Finance III LLC
1.25%, 10/01/25 (b)	150,000	141,510
Mosaic Co.
4.05%, 11/15/27 (b)	150,000	144,071
5.38%, 11/15/28 (b)	50,000	50,023
Nucor Corp.
2.00%, 06/01/25 (b)	50,000	48,327
4.30%, 05/23/27 (b)	200,000	195,804
3.95%, 05/01/28 (b)	100,000	96,040
Nutrien Ltd.
4.90%, 03/27/28 (b)	125,000	123,621
4.20%, 04/01/29 (b)	100,000	95,853
Packaging Corp. of America
3.40%, 12/15/27 (b)	100,000	94,532
PPG Industries, Inc.
1.20%, 03/15/26 (b)	200,000	185,764
Reliance, Inc.
1.30%, 08/15/25 (b)	50,000	47,518
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	150,000	161,949
RPM International, Inc.
3.75%, 03/15/27 (b)	100,000	95,544
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sherwin-Williams Co.
3.45%, 08/01/25 (b)	100,000	97,594
3.95%, 01/15/26 (b)	50,000	48,917
3.45%, 06/01/27 (b)	300,000	285,756
Steel Dynamics, Inc.
2.40%, 06/15/25 (b)	100,000	96,841
1.65%, 10/15/27 (b)	100,000	88,936
Suzano Austria GmbH
6.00%, 01/15/29 (b)	200,000	198,322
Suzano International Finance BV
5.50%, 01/17/27	200,000	198,342
Vale Overseas Ltd.
6.25%, 08/10/26	75,000	76,362
Westlake Corp.
3.60%, 08/15/26 (b)	150,000	144,073
Weyerhaeuser Co.
4.75%, 05/15/26	100,000	98,781
WRKCo, Inc.
4.65%, 03/15/26 (b)	200,000	197,054
4.00%, 03/15/28 (b)	100,000	95,613
3.90%, 06/01/28 (b)	100,000	94,915
		7,175,516
Capital Goods 1.4%
3M Co.
2.25%, 09/19/26 (b)	100,000	93,491
2.88%, 10/15/27 (a)(b)	200,000	185,858
3.63%, 09/14/28 (b)	100,000	94,176
3.38%, 03/01/29 (b)	100,000	92,202
AGCO Corp.
5.45%, 03/21/27 (b)	75,000	74,953
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (b)	100,000	94,606
Amcor Finance USA, Inc.
3.63%, 04/28/26 (b)	100,000	96,308
4.50%, 05/15/28 (b)	100,000	96,732
Amphenol Corp.
5.05%, 04/05/29 (b)	75,000	74,840
Avery Dennison Corp.
4.88%, 12/06/28 (b)	75,000	73,896
Berry Global, Inc.
1.57%, 01/15/26 (b)	250,000	234,227
1.65%, 01/15/27 (b)	100,000	90,772
5.50%, 04/15/28 (b)	100,000	99,479
Boeing Co.
2.75%, 02/01/26 (b)	200,000	189,374
2.20%, 02/04/26 (b)	800,000	751,080
3.10%, 05/01/26 (b)	150,000	142,116
2.25%, 06/15/26 (b)	200,000	185,756
2.70%, 02/01/27 (b)	200,000	183,596
5.04%, 05/01/27 (b)	300,000	293,181
6.26%, 05/01/27 (b)(d)	150,000	150,948
3.25%, 03/01/28 (b)	100,000	90,720
3.20%, 03/01/29 (b)	150,000	132,047
6.30%, 05/01/29 (b)(d)	150,000	151,293
Carlisle Cos., Inc.
3.75%, 12/01/27 (b)	100,000	95,017
Carrier Global Corp.
2.49%, 02/15/27 (b)	300,000	279,348
Caterpillar Financial Services Corp.
0.80%, 11/13/25	200,000	188,056
0.90%, 03/02/26	350,000	325,545
4.35%, 05/15/26	200,000	197,274
1.15%, 09/14/26 (a)	150,000	137,388

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 05/14/27	200,000	200,248
3.60%, 08/12/27	200,000	191,866
1.10%, 09/14/27	200,000	177,336
4.85%, 02/27/29	150,000	149,580
CNH Industrial Capital LLC
1.88%, 01/15/26 (b)	200,000	188,748
1.45%, 07/15/26 (b)	150,000	138,215
5.10%, 04/20/29 (b)	100,000	99,262
CNH Industrial NV
3.85%, 11/15/27 (b)	100,000	95,879
CRH SMW Finance DAC
5.20%, 05/21/29 (b)	200,000	199,028
Dover Corp.
3.15%, 11/15/25 (b)	100,000	96,842
Eaton Corp.
3.10%, 09/15/27 (b)	100,000	94,262
Emerson Electric Co.
0.88%, 10/15/26 (b)	200,000	181,986
1.80%, 10/15/27 (b)	100,000	90,722
Fortive Corp.
3.15%, 06/15/26 (b)	175,000	167,218
General Dynamics Corp.
1.15%, 06/01/26 (b)	50,000	46,255
2.13%, 08/15/26 (b)	100,000	93,748
3.50%, 04/01/27 (b)	200,000	192,210
2.63%, 11/15/27 (b)	150,000	139,106
3.75%, 05/15/28 (b)	100,000	96,055
HEICO Corp.
5.25%, 08/01/28 (b)	100,000	99,776
Hexcel Corp.
4.20%, 02/15/27 (b)	150,000	144,045
Honeywell International, Inc.
1.35%, 06/01/25 (b)	300,000	288,501
2.50%, 11/01/26 (b)	400,000	377,680
4.25%, 01/15/29 (b)	100,000	97,549
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	101,235
6.75%, 01/15/28	50,000	52,189
3.00%, 01/15/29 (b)	100,000	90,429
Hubbell, Inc.
3.35%, 03/01/26 (b)	100,000	96,666
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (b)	150,000	140,530
2.04%, 08/16/28 (b)	100,000	87,383
Illinois Tool Works, Inc.
2.65%, 11/15/26 (b)	200,000	189,320
Ingersoll Rand, Inc.
5.40%, 08/14/28 (b)	100,000	100,837
John Deere Capital Corp.
4.80%, 01/09/26	300,000	298,542
0.70%, 01/15/26	150,000	139,915
1.05%, 06/17/26	250,000	230,602
2.25%, 09/14/26	200,000	187,892
1.30%, 10/13/26	150,000	137,457
4.50%, 01/08/27	150,000	148,381
1.70%, 01/11/27	200,000	184,008
1.75%, 03/09/27	200,000	183,346
4.15%, 09/15/27	200,000	195,290
4.75%, 01/20/28	200,000	198,782
4.90%, 03/03/28	125,000	124,984
1.50%, 03/06/28	175,000	154,325
4.95%, 07/14/28	250,000	249,800
4.50%, 01/16/29	200,000	196,192
3.45%, 03/07/29	150,000	140,852
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson Controls International PLC
3.90%, 02/14/26 (b)	100,000	97,468
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (b)	100,000	101,012
L3Harris Technologies, Inc.
5.40%, 01/15/27	200,000	200,640
4.40%, 06/15/28 (b)	200,000	193,582
Leggett & Platt, Inc.
4.40%, 03/15/29 (b)	100,000	90,312
Lennox International, Inc.
1.35%, 08/01/25 (b)	125,000	118,900
5.50%, 09/15/28 (b)	100,000	100,431
Lockheed Martin Corp.
3.55%, 01/15/26 (b)	250,000	243,930
5.10%, 11/15/27 (b)	150,000	150,861
4.50%, 02/15/29 (b)	100,000	98,204
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (b)	100,000	94,568
Masco Corp.
1.50%, 02/15/28 (b)	100,000	87,196
Mohawk Industries, Inc.
5.85%, 09/18/28 (b)	100,000	101,844
Nordson Corp.
5.60%, 09/15/28 (b)	75,000	75,747
Northrop Grumman Corp.
3.20%, 02/01/27 (b)	100,000	95,424
3.25%, 01/15/28 (b)	250,000	235,060
4.60%, 02/01/29 (b)	75,000	73,457
nVent Finance SARL
4.55%, 04/15/28 (b)	100,000	97,111
Oshkosh Corp.
4.60%, 05/15/28 (b)	100,000	97,521
Otis Worldwide Corp.
5.25%, 08/16/28 (b)	150,000	150,699
Owens Corning
3.40%, 08/15/26 (b)	150,000	143,605
Parker-Hannifin Corp.
3.25%, 03/01/27 (b)	150,000	143,016
4.25%, 09/15/27 (b)	200,000	194,490
Precision Castparts Corp.
3.25%, 06/15/25 (b)	150,000	147,009
Regal Rexnord Corp.
6.05%, 02/15/26	200,000	200,582
6.05%, 04/15/28 (b)	200,000	202,976
Republic Services, Inc.
0.88%, 11/15/25 (b)	100,000	93,790
3.38%, 11/15/27 (b)	150,000	142,104
3.95%, 05/15/28 (b)	100,000	95,940
RTX Corp.
3.95%, 08/16/25 (b)	250,000	245,635
2.65%, 11/01/26 (b)	100,000	94,206
5.75%, 11/08/26 (b)	100,000	101,024
3.50%, 03/15/27 (b)	300,000	287,250
3.13%, 05/04/27 (b)	150,000	141,958
4.13%, 11/16/28 (b)	500,000	479,410
5.75%, 01/15/29 (b)	75,000	76,904
Snap-on, Inc.
3.25%, 03/01/27 (b)	100,000	95,800
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (b)	100,000	96,616
6.00%, 03/06/28 (b)	200,000	205,898
Teledyne Technologies, Inc.
1.60%, 04/01/26 (b)	50,000	46,633
2.25%, 04/01/28 (b)	150,000	133,892

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Textron, Inc.
4.00%, 03/15/26 (b)	100,000	97,487
3.65%, 03/15/27 (b)	100,000	95,548
Timken Co.
4.50%, 12/15/28 (b)	75,000	72,702
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (b)	100,000	96,842
3.80%, 03/21/29 (b)	100,000	94,740
Veralto Corp.
5.50%, 09/18/26 (b)(d)	100,000	99,798
5.35%, 09/18/28 (b)(d)	150,000	150,346
Vontier Corp.
1.80%, 04/01/26 (b)	100,000	92,985
2.40%, 04/01/28 (b)	100,000	88,012
Waste Connections, Inc.
4.25%, 12/01/28 (b)	75,000	72,544
Waste Management, Inc.
0.75%, 11/15/25 (b)	200,000	187,506
4.88%, 02/15/29 (b)	150,000	149,452
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (b)	100,000	97,509
3.45%, 11/15/26 (b)	100,000	95,369
4.70%, 09/15/28 (b)(f)	200,000	195,686
Xylem, Inc.
3.25%, 11/01/26 (b)	100,000	95,360
1.95%, 01/30/28 (b)	100,000	89,642
		19,913,586
Communications 1.5%
American Tower Corp.
4.00%, 06/01/25 (b)	150,000	147,634
4.40%, 02/15/26 (b)	150,000	147,300
1.60%, 04/15/26 (b)	100,000	93,165
1.45%, 09/15/26 (b)	150,000	137,199
3.38%, 10/15/26 (b)	150,000	143,202
2.75%, 01/15/27 (b)	200,000	187,654
3.13%, 01/15/27 (b)	100,000	94,606
3.65%, 03/15/27 (b)	100,000	95,684
3.60%, 01/15/28 (b)	200,000	188,060
5.25%, 07/15/28 (b)	100,000	99,686
5.80%, 11/15/28 (b)	100,000	101,726
5.20%, 02/15/29 (b)	100,000	99,319
3.95%, 03/15/29 (b)	100,000	93,848
AT&T, Inc.
3.88%, 01/15/26 (b)	50,000	48,843
5.54%, 02/20/26 (b)	150,000	150,049
1.70%, 03/25/26 (b)	500,000	468,145
2.95%, 07/15/26 (b)	50,000	47,634
3.80%, 02/15/27 (b)	150,000	144,660
4.25%, 03/01/27 (b)	200,000	195,364
2.30%, 06/01/27 (b)	400,000	367,756
1.65%, 02/01/28 (b)	300,000	265,155
4.10%, 02/15/28 (b)	250,000	240,787
4.35%, 03/01/29 (b)	475,000	458,346
British Telecommunications PLC
5.13%, 12/04/28 (b)	200,000	198,650
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (b)	150,000	148,645
6.15%, 11/10/26 (b)	150,000	151,237
3.75%, 02/15/28 (b)	150,000	139,049
4.20%, 03/15/28 (b)	275,000	258,695
2.25%, 01/15/29 (b)	200,000	170,146
5.05%, 03/30/29 (b)	325,000	311,626
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Comcast Corp.
3.38%, 08/15/25 (b)	200,000	195,572
3.95%, 10/15/25 (b)	500,000	491,015
5.25%, 11/07/25	150,000	150,000
3.15%, 03/01/26 (b)	250,000	241,667
2.35%, 01/15/27 (b)	300,000	279,948
3.30%, 02/01/27 (b)	200,000	191,526
3.30%, 04/01/27 (b)	150,000	143,139
5.35%, 11/15/27 (b)	150,000	151,560
3.15%, 02/15/28 (b)	150,000	140,394
3.55%, 05/01/28 (b)	150,000	142,035
4.15%, 10/15/28 (b)	600,000	579,402
4.55%, 01/15/29 (b)	100,000	98,083
Crown Castle, Inc.
1.35%, 07/15/25 (b)	100,000	95,355
4.45%, 02/15/26 (b)	150,000	147,359
3.70%, 06/15/26 (b)	200,000	193,020
1.05%, 07/15/26 (b)	200,000	182,410
2.90%, 03/15/27 (b)	150,000	140,282
3.65%, 09/01/27 (b)	150,000	142,325
5.00%, 01/11/28 (b)	150,000	147,709
3.80%, 02/15/28 (b)	100,000	94,459
4.80%, 09/01/28 (b)	100,000	97,668
Discovery Communications LLC
4.90%, 03/11/26 (b)	200,000	197,432
3.95%, 03/20/28 (b)	300,000	281,286
4.13%, 05/15/29 (b)	500,000	461,565
Fox Corp.
4.71%, 01/25/29 (b)	300,000	293,511
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (b)	100,000	97,446
Meta Platforms, Inc.
3.50%, 08/15/27 (b)	225,000	215,809
4.60%, 05/15/28 (b)	275,000	273,075
Netflix, Inc.
4.38%, 11/15/26	175,000	171,759
4.88%, 04/15/28	250,000	247,860
5.88%, 11/15/28	300,000	308,628
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (b)	150,000	145,481
Paramount Global
2.90%, 01/15/27 (b)	200,000	184,056
3.70%, 06/01/28 (b)	100,000	90,325
Rogers Communications, Inc.
3.63%, 12/15/25 (b)	150,000	145,587
3.20%, 03/15/27 (b)	300,000	283,914
5.00%, 02/15/29 (b)	200,000	197,044
Sprint Capital Corp.
6.88%, 11/15/28	400,000	422,980
Sprint LLC
7.63%, 03/01/26 (b)	250,000	256,995
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (b)	200,000	191,762
4.95%, 03/28/28 (b)	100,000	98,906
Telefonica Emisiones SA
4.10%, 03/08/27	250,000	242,527
TELUS Corp.
2.80%, 02/16/27 (b)	100,000	93,572
3.70%, 09/15/27 (b)	150,000	142,841
T-Mobile USA, Inc.
1.50%, 02/15/26 (b)	200,000	187,214
2.25%, 02/15/26 (b)	300,000	284,232
2.63%, 04/15/26 (b)	200,000	189,990
3.75%, 04/15/27 (b)	650,000	623,454
5.38%, 04/15/27 (b)	100,000	100,153

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.05%, 02/15/28 (b)	250,000	223,405
4.95%, 03/15/28 (b)	250,000	247,450
4.80%, 07/15/28 (b)	150,000	147,581
4.85%, 01/15/29 (b)	150,000	147,849
2.63%, 02/15/29 (b)	150,000	133,581
2.40%, 03/15/29 (b)	75,000	66,086
3.38%, 04/15/29 (b)	300,000	275,511
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	194,626
3.00%, 02/13/26	200,000	192,842
1.85%, 07/30/26	150,000	139,839
2.95%, 06/15/27	150,000	141,921
Verizon Communications, Inc.
0.85%, 11/20/25 (b)	200,000	187,474
1.45%, 03/20/26 (b)	300,000	280,437
2.63%, 08/15/26	300,000	284,034
4.13%, 03/16/27	300,000	292,311
3.00%, 03/22/27 (b)	150,000	141,707
2.10%, 03/22/28 (b)	450,000	403,263
4.33%, 09/21/28	750,000	727,192
3.88%, 02/08/29 (b)	100,000	94,791
Vodafone Group PLC
4.38%, 05/30/28	100,000	97,678
Walt Disney Co.
1.75%, 01/13/26	300,000	283,986
2.20%, 01/13/28	100,000	91,260
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (b)	600,000	569,412
4.05%, 03/15/29 (b)	225,000	207,331
		21,439,769
Consumer Cyclical 2.2%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (b)	400,000	376,992
Amazon.com, Inc.
0.80%, 06/03/25 (b)	150,000	143,624
4.60%, 12/01/25	250,000	248,447
5.20%, 12/03/25 (b)	150,000	150,280
1.00%, 05/12/26 (b)	450,000	417,019
3.30%, 04/13/27 (b)	350,000	335,027
1.20%, 06/03/27 (b)	200,000	179,658
3.15%, 08/22/27 (b)	525,000	497,931
4.55%, 12/01/27 (b)	300,000	297,624
1.65%, 05/12/28 (b)	350,000	310,541
American Honda Finance Corp.
1.20%, 07/08/25	250,000	238,957
1.00%, 09/10/25	150,000	141,989
4.95%, 01/09/26	200,000	199,064
5.25%, 07/07/26	200,000	200,204
1.30%, 09/09/26	200,000	183,484
2.35%, 01/08/27	150,000	140,124
4.70%, 01/12/28	100,000	99,063
2.00%, 03/24/28	100,000	89,547
5.13%, 07/07/28	150,000	150,507
5.65%, 11/15/28	150,000	153,433
2.25%, 01/12/29	100,000	88,606
4.90%, 03/13/29	125,000	124,081
AutoNation, Inc.
4.50%, 10/01/25 (b)	150,000	147,653
1.95%, 08/01/28 (b)	50,000	43,165
AutoZone, Inc.
3.75%, 06/01/27 (b)	200,000	192,152
4.50%, 02/01/28 (b)	100,000	97,572
6.25%, 11/01/28 (b)	100,000	103,882
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Block Financial LLC
5.25%, 10/01/25 (b)	50,000	49,628
2.50%, 07/15/28 (b)	75,000	66,761
Booking Holdings, Inc.
3.60%, 06/01/26 (b)	250,000	242,650
BorgWarner, Inc.
2.65%, 07/01/27 (b)	200,000	184,788
CBRE Services, Inc.
4.88%, 03/01/26 (b)	150,000	148,183
Costco Wholesale Corp.
3.00%, 05/18/27 (b)	100,000	95,474
1.38%, 06/20/27 (b)	250,000	225,627
Cummins, Inc.
0.75%, 09/01/25 (b)	150,000	142,152
Darden Restaurants, Inc.
3.85%, 05/01/27 (b)	150,000	143,772
Dollar General Corp.
4.15%, 11/01/25 (b)	100,000	98,038
3.88%, 04/15/27 (b)	100,000	96,339
4.63%, 11/01/27 (b)	100,000	97,760
4.13%, 05/01/28 (b)	100,000	96,257
Dollar Tree, Inc.
4.20%, 05/15/28 (b)	200,000	191,742
DR Horton, Inc.
2.60%, 10/15/25 (b)	50,000	48,087
1.30%, 10/15/26 (b)	200,000	182,108
eBay, Inc.
1.40%, 05/10/26 (b)	200,000	185,510
3.60%, 06/05/27 (b)	150,000	143,576
Expedia Group, Inc.
5.00%, 02/15/26 (b)	100,000	99,097
4.63%, 08/01/27 (b)	150,000	147,090
3.80%, 02/15/28 (b)	150,000	142,083
Ford Motor Co.
4.35%, 12/08/26 (b)	250,000	242,737
6.63%, 10/01/28	100,000	103,816
Ford Motor Credit Co. LLC
5.13%, 06/16/25 (b)	300,000	297,720
4.13%, 08/04/25	200,000	196,080
3.38%, 11/13/25 (b)	325,000	313,859
4.39%, 01/08/26	200,000	195,410
6.95%, 06/10/26 (b)	200,000	203,762
4.54%, 08/01/26 (b)	200,000	194,556
2.70%, 08/10/26 (b)	200,000	186,988
4.27%, 01/09/27 (b)	200,000	192,240
5.80%, 03/05/27 (b)	200,000	199,830
5.85%, 05/17/27 (b)	200,000	199,933
4.95%, 05/28/27 (b)	250,000	243,860
4.13%, 08/17/27 (b)	200,000	189,684
7.35%, 11/04/27 (b)	250,000	260,487
2.90%, 02/16/28 (b)	200,000	180,292
6.80%, 05/12/28 (b)	250,000	257,220
6.80%, 11/07/28 (b)	200,000	206,652
2.90%, 02/10/29 (b)	200,000	175,258
5.80%, 03/08/29 (b)	200,000	198,886
General Motors Co.
6.13%, 10/01/25 (b)	300,000	301,533
6.80%, 10/01/27 (b)	200,000	207,474
5.00%, 10/01/28 (b)	100,000	98,818
General Motors Financial Co., Inc.
2.75%, 06/20/25 (b)	250,000	242,487
4.30%, 07/13/25 (b)	200,000	197,102
1.25%, 01/08/26 (b)	200,000	186,918
5.25%, 03/01/26 (b)	200,000	199,006
5.40%, 04/06/26	250,000	249,297

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 06/10/26 (b)	200,000	184,626
4.00%, 10/06/26 (b)	200,000	193,346
4.35%, 01/17/27 (b)	150,000	146,132
2.35%, 02/26/27 (b)	250,000	230,417
5.00%, 04/09/27 (b)	300,000	296,775
2.70%, 08/20/27 (b)	200,000	184,172
6.00%, 01/09/28 (b)	150,000	152,340
2.40%, 04/10/28 (b)	200,000	178,544
5.80%, 06/23/28 (b)	200,000	201,698
2.40%, 10/15/28 (b)	200,000	175,892
5.80%, 01/07/29 (b)	250,000	251,862
4.30%, 04/06/29 (b)	150,000	141,887
Genuine Parts Co.
6.50%, 11/01/28 (b)	75,000	78,459
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (b)	150,000	149,082
5.38%, 04/15/26 (b)	150,000	148,705
5.75%, 06/01/28 (b)	50,000	49,919
5.30%, 01/15/29 (b)	100,000	98,060
Harley-Davidson, Inc.
3.50%, 07/28/25 (b)	75,000	73,077
Home Depot, Inc.
3.35%, 09/15/25 (b)	300,000	293,127
3.00%, 04/01/26 (b)	200,000	192,832
2.13%, 09/15/26 (b)	300,000	281,454
2.50%, 04/15/27 (b)	200,000	187,174
2.80%, 09/14/27 (b)	200,000	187,098
0.90%, 03/15/28 (b)	100,000	86,609
1.50%, 09/15/28 (b)	150,000	130,464
3.90%, 12/06/28 (b)	150,000	144,362
Honda Motor Co. Ltd.
2.53%, 03/10/27 (b)	250,000	233,810
Hyatt Hotels Corp.
4.85%, 03/15/26 (b)	100,000	99,003
4.38%, 09/15/28 (b)	100,000	96,165
JD.com, Inc.
3.88%, 04/29/26	200,000	194,184
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (b)	75,000	78,499
Las Vegas Sands Corp.
3.50%, 08/18/26 (b)	200,000	190,200
5.90%, 06/01/27 (b)	100,000	100,293
Lear Corp.
3.80%, 09/15/27 (b)	150,000	143,205
Lennar Corp.
5.00%, 06/15/27 (b)	100,000	99,333
4.75%, 11/29/27 (b)	150,000	148,141
LKQ Corp.
5.75%, 06/15/28 (b)	100,000	101,044
Lowe's Cos., Inc.
4.80%, 04/01/26 (b)	150,000	148,783
2.50%, 04/15/26 (b)	300,000	285,507
3.35%, 04/01/27 (b)	100,000	95,350
3.10%, 05/03/27 (b)	300,000	284,337
1.30%, 04/15/28 (b)	200,000	173,728
1.70%, 09/15/28 (b)	150,000	130,517
3.65%, 04/05/29 (b)	200,000	187,526
Magna International, Inc.
4.15%, 10/01/25 (b)	200,000	196,544
Marriott International, Inc.
3.13%, 06/15/26 (b)	200,000	191,442
5.45%, 09/15/26 (b)	75,000	75,250
5.00%, 10/15/27 (b)	150,000	149,181
4.00%, 04/15/28 (b)	100,000	95,637
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 10/15/28 (b)	100,000	101,115
4.88%, 05/15/29 (b)	150,000	147,417
McDonald's Corp.
3.30%, 07/01/25 (b)	100,000	97,840
1.45%, 09/01/25 (b)	150,000	142,950
3.70%, 01/30/26 (b)	350,000	341,509
3.50%, 03/01/27 (b)	200,000	192,084
3.80%, 04/01/28 (b)	200,000	191,520
NIKE, Inc.
2.38%, 11/01/26 (b)	100,000	94,053
2.75%, 03/27/27 (b)	250,000	235,955
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (b)	150,000	145,362
3.60%, 09/01/27 (b)	100,000	95,148
4.35%, 06/01/28 (b)	100,000	97,187
PACCAR Financial Corp.
4.45%, 03/30/26	100,000	98,969
2.00%, 02/04/27	200,000	185,422
4.60%, 01/10/28	100,000	98,902
4.95%, 08/10/28	100,000	100,075
4.60%, 01/31/29	150,000	148,079
PulteGroup, Inc.
5.50%, 03/01/26 (b)	150,000	150,097
PVH Corp.
4.63%, 07/10/25 (b)(d)	100,000	98,641
Ralph Lauren Corp.
3.75%, 09/15/25 (b)	50,000	48,993
Ross Stores, Inc.
0.88%, 04/15/26 (b)	100,000	92,154
Sands China Ltd.
5.13%, 08/08/25 (b)(g)	200,000	198,550
4.05%, 01/08/26 (b)(g)	200,000	193,964
2.30%, 03/08/27 (b)(g)	200,000	182,318
5.40%, 08/08/28 (b)(g)	300,000	295,110
Starbucks Corp.
3.80%, 08/15/25 (b)	150,000	147,203
2.45%, 06/15/26 (b)	150,000	142,079
2.00%, 03/12/27 (b)	100,000	91,969
3.50%, 03/01/28 (b)	200,000	189,338
4.00%, 11/15/28 (b)	150,000	143,898
Tapestry, Inc.
7.00%, 11/27/26	100,000	102,679
4.13%, 07/15/27 (b)	75,000	71,428
7.35%, 11/27/28 (b)	200,000	207,292
Target Corp.
2.50%, 04/15/26	250,000	239,085
1.95%, 01/15/27 (b)	150,000	139,599
TJX Cos., Inc.
2.25%, 09/15/26 (b)	175,000	164,635
1.15%, 05/15/28 (b)	100,000	86,762
Toll Brothers Finance Corp.
4.88%, 11/15/25 (b)	100,000	98,910
4.88%, 03/15/27 (b)	100,000	98,321
Toyota Motor Corp.
1.34%, 03/25/26 (b)	300,000	280,680
3.67%, 07/20/28	150,000	143,927
Toyota Motor Credit Corp.
3.95%, 06/30/25	250,000	246,565
0.80%, 10/16/25	200,000	188,406
0.80%, 01/09/26	100,000	93,314
5.20%, 05/15/26	50,000	49,998
1.13%, 06/18/26	200,000	184,526
5.00%, 08/14/26	200,000	199,388
3.20%, 01/11/27	200,000	190,952
1.90%, 01/13/27	50,000	46,144

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 03/19/27	150,000	149,785
3.05%, 03/22/27	300,000	284,346
4.55%, 09/20/27	200,000	197,286
5.45%, 11/10/27	150,000	152,059
3.05%, 01/11/28	100,000	93,670
4.63%, 01/12/28	200,000	197,810
5.25%, 09/11/28	200,000	201,856
4.65%, 01/05/29	150,000	147,707
3.65%, 01/08/29	200,000	189,122
5.05%, 05/16/29	150,000	149,818
UL Solutions, Inc.
6.50%, 10/20/28 (b)(d)	75,000	78,116
VF Corp.
2.80%, 04/23/27 (b)	125,000	113,443
VICI Properties LP
4.75%, 02/15/28 (b)	200,000	194,496
Walmart, Inc.
3.55%, 06/26/25 (b)	150,000	147,426
3.90%, 09/09/25	150,000	147,866
3.05%, 07/08/26 (b)	200,000	192,684
1.05%, 09/17/26 (b)	100,000	91,825
3.95%, 09/09/27 (b)	200,000	194,970
3.90%, 04/15/28 (b)	250,000	242,725
3.70%, 06/26/28 (b)	250,000	241,442
1.50%, 09/22/28 (b)	200,000	175,622
		32,939,631
Consumer Non-Cyclical 3.1%
Abbott Laboratories
3.75%, 11/30/26 (b)	300,000	291,831
1.15%, 01/30/28 (b)	100,000	88,136
AbbVie, Inc.
3.20%, 05/14/26 (b)	350,000	337,347
2.95%, 11/21/26 (b)	700,000	665,119
4.80%, 03/15/27 (b)	300,000	298,266
4.25%, 11/14/28 (b)	200,000	194,564
4.80%, 03/15/29 (b)	400,000	396,108
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (b)	75,000	71,633
Altria Group, Inc.
4.40%, 02/14/26 (b)	200,000	196,890
2.63%, 09/16/26 (b)	100,000	94,107
6.20%, 11/01/28 (b)	100,000	103,387
4.80%, 02/14/29 (b)	300,000	294,438
Amgen, Inc.
5.51%, 03/02/26 (b)	225,000	224,905
2.60%, 08/19/26 (b)	200,000	189,258
2.20%, 02/21/27 (b)	200,000	184,944
3.20%, 11/02/27 (b)	200,000	187,940
5.15%, 03/02/28 (b)	600,000	598,614
1.65%, 08/15/28 (b)	150,000	130,563
3.00%, 02/22/29 (b)	100,000	91,646
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (b)	200,000	194,214
4.75%, 01/23/29 (b)	600,000	595,830
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (b)	150,000	141,813
Astrazeneca Finance LLC
1.20%, 05/28/26 (b)	250,000	231,407
4.80%, 02/26/27 (b)	200,000	198,910
4.88%, 03/03/28 (b)	200,000	199,106
1.75%, 05/28/28 (b)	200,000	176,752
4.85%, 02/26/29 (b)	200,000	198,610
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AstraZeneca PLC
3.38%, 11/16/25	200,000	194,928
0.70%, 04/08/26 (b)	200,000	184,510
3.13%, 06/12/27 (b)	100,000	94,785
4.00%, 01/17/29 (b)	150,000	144,162
BAT Capital Corp.
3.22%, 09/06/26 (b)	200,000	190,510
3.56%, 08/15/27 (b)	500,000	473,730
2.26%, 03/25/28 (b)	150,000	133,881
BAT International Finance PLC
1.67%, 03/25/26 (b)	300,000	280,278
4.45%, 03/16/28 (b)	200,000	193,304
5.93%, 02/02/29 (b)	100,000	102,201
Baxalta, Inc.
4.00%, 06/23/25 (b)	150,000	147,742
Baxter International, Inc.
2.60%, 08/15/26 (b)	100,000	94,107
1.92%, 02/01/27 (b)	300,000	274,011
2.27%, 12/01/28 (b)	150,000	131,346
Becton Dickinson & Co.
3.70%, 06/06/27 (b)	250,000	239,362
4.69%, 02/13/28 (b)	150,000	147,321
4.87%, 02/08/29 (b)	100,000	98,762
Biogen, Inc.
4.05%, 09/15/25 (b)	300,000	294,798
Boston Scientific Corp.
1.90%, 06/01/25 (b)	100,000	96,571
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (b)	175,000	164,134
4.95%, 02/20/26	150,000	149,455
3.20%, 06/15/26 (b)	300,000	288,750
4.90%, 02/22/27 (b)	200,000	199,380
1.13%, 11/13/27 (b)	175,000	153,767
3.45%, 11/15/27 (b)	100,000	95,154
3.90%, 02/20/28 (b)	200,000	192,586
4.90%, 02/22/29 (b)	250,000	248,557
Brunswick Corp.
5.85%, 03/18/29 (b)	75,000	74,891
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (b)	150,000	143,142
3.25%, 08/15/26 (b)	150,000	143,165
3.75%, 09/25/27 (b)	75,000	71,414
Campbell Soup Co.
5.20%, 03/19/27	100,000	100,101
4.15%, 03/15/28 (b)	150,000	144,652
5.20%, 03/21/29 (b)	100,000	99,563
Cardinal Health, Inc.
3.75%, 09/15/25 (b)	100,000	97,821
3.41%, 06/15/27 (b)	250,000	237,370
5.13%, 02/15/29 (b)	100,000	99,350
Cencora, Inc.
3.45%, 12/15/27 (b)	150,000	141,551
Church & Dwight Co., Inc.
3.15%, 08/01/27 (b)	75,000	71,011
Cigna Group
4.50%, 02/25/26 (b)	150,000	147,873
1.25%, 03/15/26 (b)	150,000	139,617
3.40%, 03/01/27 (b)	350,000	334,096
4.38%, 10/15/28 (b)	600,000	580,086
Clorox Co.
3.10%, 10/01/27 (b)	100,000	93,928
3.90%, 05/15/28 (b)	100,000	96,047
Coca-Cola Co.
3.38%, 03/25/27	250,000	240,942
1.45%, 06/01/27	300,000	272,448

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 03/05/28	100,000	88,996
1.00%, 03/15/28	150,000	130,809
Colgate-Palmolive Co.
3.10%, 08/15/27 (b)	150,000	142,662
4.60%, 03/01/28 (b)	100,000	99,731
CommonSpirit Health
1.55%, 10/01/25 (b)	100,000	94,620
Conagra Brands, Inc.
4.60%, 11/01/25 (b)	150,000	148,089
1.38%, 11/01/27 (b)	150,000	131,330
7.00%, 10/01/28	100,000	106,268
4.85%, 11/01/28 (b)	200,000	195,676
Conopco, Inc.
7.25%, 12/15/26	50,000	52,679
Constellation Brands, Inc.
4.40%, 11/15/25 (b)	150,000	147,840
5.00%, 02/02/26 (b)	100,000	99,886
3.70%, 12/06/26 (b)	75,000	72,197
3.50%, 05/09/27 (b)	100,000	95,171
4.35%, 05/09/27 (b)	200,000	195,240
4.65%, 11/15/28 (b)	75,000	73,392
4.80%, 01/15/29 (b)	75,000	73,777
CVS Health Corp.
3.88%, 07/20/25 (b)	300,000	294,429
5.00%, 02/20/26 (b)	225,000	222,970
2.88%, 06/01/26 (b)	300,000	285,210
3.00%, 08/15/26 (b)	150,000	142,463
3.63%, 04/01/27 (b)	175,000	167,344
1.30%, 08/21/27 (b)	400,000	352,824
4.30%, 03/25/28 (b)	700,000	674,695
5.00%, 01/30/29 (b)	200,000	197,380
Diageo Capital PLC
1.38%, 09/29/25 (b)	200,000	189,954
5.30%, 10/24/27 (b)	200,000	201,550
Edwards Lifesciences Corp.
4.30%, 06/15/28 (b)	100,000	96,441
Eli Lilly & Co.
2.75%, 06/01/25 (b)	150,000	146,478
4.50%, 02/09/27 (b)	150,000	148,534
5.50%, 03/15/27	75,000	76,285
3.10%, 05/15/27 (b)	100,000	95,297
4.50%, 02/09/29 (b)	150,000	147,952
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (b)	125,000	122,495
Flowers Foods, Inc.
3.50%, 10/01/26 (b)	100,000	95,591
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (b)	300,000	300,300
5.65%, 11/15/27 (b)	250,000	253,032
General Mills, Inc.
5.24%, 11/18/25 (b)	100,000	99,668
3.20%, 02/10/27 (b)	150,000	142,578
4.20%, 04/17/28 (b)	200,000	193,408
5.50%, 10/17/28 (b)	100,000	101,301
Gilead Sciences, Inc.
3.65%, 03/01/26 (b)	350,000	340,333
2.95%, 03/01/27 (b)	300,000	284,091
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	300,000	289,269
Haleon U.S. Capital LLC
3.38%, 03/24/27 (b)	250,000	238,082
Hasbro, Inc.
3.55%, 11/19/26 (b)	125,000	119,073
3.50%, 09/15/27 (b)	100,000	93,879
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HCA, Inc.
5.88%, 02/15/26 (b)	200,000	200,328
5.25%, 06/15/26 (b)	200,000	198,896
5.38%, 09/01/26 (b)	200,000	199,394
4.50%, 02/15/27 (b)	250,000	244,015
3.13%, 03/15/27 (b)	250,000	235,567
5.20%, 06/01/28 (b)	150,000	148,989
5.63%, 09/01/28 (b)	200,000	201,178
5.88%, 02/01/29 (b)	150,000	152,250
Hershey Co.
0.90%, 06/01/25 (b)	100,000	95,754
2.30%, 08/15/26 (b)	150,000	141,360
Hormel Foods Corp.
1.70%, 06/03/28 (b)	100,000	88,356
Illumina, Inc.
5.75%, 12/13/27 (b)	100,000	100,649
Ingredion, Inc.
3.20%, 10/01/26 (b)	75,000	71,337
IQVIA, Inc.
5.70%, 05/15/28 (b)	200,000	201,380
6.25%, 02/01/29 (b)	150,000	153,849
J M Smucker Co.
3.38%, 12/15/27 (b)	100,000	94,311
5.90%, 11/15/28 (b)	100,000	102,732
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
5.13%, 02/01/28 (b)	200,000	196,868
3.00%, 02/02/29 (b)	200,000	177,350
Johnson & Johnson
2.45%, 03/01/26 (b)	250,000	239,575
2.95%, 03/03/27 (b)	100,000	95,370
0.95%, 09/01/27 (b)	200,000	177,376
2.90%, 01/15/28 (b)	275,000	258,879
Kaiser Foundation Hospitals
3.15%, 05/01/27 (b)	150,000	143,144
Kellanova
3.25%, 04/01/26	200,000	192,670
4.30%, 05/15/28 (b)	100,000	97,262
Kenvue, Inc.
5.35%, 03/22/26 (b)	150,000	150,487
5.05%, 03/22/28 (b)	175,000	175,562
Keurig Dr Pepper, Inc.
3.40%, 11/15/25 (b)	200,000	194,408
5.10%, 03/15/27 (b)	125,000	124,714
3.43%, 06/15/27 (b)	150,000	142,523
4.60%, 05/25/28 (b)	100,000	97,916
5.05%, 03/15/29 (b)	125,000	124,239
3.95%, 04/15/29 (b)	150,000	142,061
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	146,350
2.75%, 02/15/26	100,000	96,306
3.20%, 04/25/29 (b)	100,000	92,789
Kraft Heinz Foods Co.
3.00%, 06/01/26 (b)	300,000	287,232
3.88%, 05/15/27 (b)	250,000	241,895
Kroger Co.
3.50%, 02/01/26 (b)	100,000	97,115
2.65%, 10/15/26 (b)	100,000	94,261
4.50%, 01/15/29 (b)	150,000	146,821
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (b)	150,000	138,965
McCormick & Co., Inc.
0.90%, 02/15/26 (b)	200,000	185,542

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McKesson Corp.
0.90%, 12/03/25 (b)	200,000	187,276
5.25%, 02/15/26 (b)	100,000	99,624
4.90%, 07/15/28 (b)	100,000	99,419
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (b)	100,000	98,385
Medtronic Global Holdings SCA
4.25%, 03/30/28 (b)	150,000	146,148
Merck & Co., Inc.
0.75%, 02/24/26 (b)	50,000	46,527
1.70%, 06/10/27 (b)	300,000	273,105
4.05%, 05/17/28 (b)	150,000	146,226
1.90%, 12/10/28 (b)	150,000	132,402
3.40%, 03/07/29 (b)	250,000	234,580
Molson Coors Beverage Co.
3.00%, 07/15/26 (b)	350,000	333,560
Mondelez International, Inc.
2.63%, 03/17/27 (b)	150,000	140,385
4.13%, 05/07/28 (b)	100,000	97,030
4.75%, 02/20/29 (b)	75,000	73,853
Mylan, Inc.
4.55%, 04/15/28 (b)	150,000	143,913
Novartis Capital Corp.
3.00%, 11/20/25 (b)	100,000	97,197
2.00%, 02/14/27 (b)	200,000	185,930
3.10%, 05/17/27 (b)	200,000	191,024
PeaceHealth Obligated Group
1.38%, 11/15/25 (b)	100,000	93,915
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (b)	100,000	99,137
4.55%, 02/16/29 (b)	75,000	73,826
PepsiCo, Inc.
3.50%, 07/17/25 (b)	125,000	122,655
4.55%, 02/13/26 (b)	100,000	99,314
2.85%, 02/24/26 (b)	150,000	144,655
2.38%, 10/06/26 (b)	200,000	188,608
2.63%, 03/19/27 (b)	100,000	94,011
3.00%, 10/15/27 (b)	300,000	282,606
3.60%, 02/18/28 (b)	100,000	96,001
4.45%, 05/15/28 (b)	100,000	99,068
7.00%, 03/01/29	100,000	109,223
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (b)	500,000	493,335
4.45%, 05/19/28 (b)	700,000	685,377
Pfizer, Inc.
2.75%, 06/03/26	300,000	287,148
3.00%, 12/15/26	300,000	286,266
3.60%, 09/15/28 (b)	100,000	95,524
3.45%, 03/15/29 (b)	150,000	141,167
Philip Morris International, Inc.
3.38%, 08/11/25 (b)	100,000	97,759
4.88%, 02/13/26	225,000	223,470
2.75%, 02/25/26 (b)	100,000	95,834
0.88%, 05/01/26 (b)	150,000	138,153
4.75%, 02/12/27	100,000	99,061
5.13%, 11/17/27 (b)	300,000	299,568
4.88%, 02/15/28 (b)	300,000	296,982
3.13%, 03/02/28 (b)	75,000	69,794
5.25%, 09/07/28 (b)	100,000	100,486
4.88%, 02/13/29 (b)	150,000	147,930
Polaris, Inc.
6.95%, 03/15/29 (b)	100,000	105,040
Procter & Gamble Co.
0.55%, 10/29/25	150,000	140,996
2.70%, 02/02/26	100,000	96,372
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.00%, 04/23/26	250,000	232,685
2.45%, 11/03/26	100,000	94,486
1.90%, 02/01/27	250,000	232,077
2.80%, 03/25/27	150,000	142,311
3.95%, 01/26/28	150,000	146,610
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (b)	50,000	46,960
Quest Diagnostics, Inc.
3.45%, 06/01/26 (b)	100,000	96,429
Revvity, Inc.
1.90%, 09/15/28 (b)	75,000	65,118
Reynolds American, Inc.
4.45%, 06/12/25 (b)	300,000	296,463
Royalty Pharma PLC
1.20%, 09/02/25 (b)	200,000	189,364
1.75%, 09/02/27 (b)	150,000	133,869
Sanofi SA
3.63%, 06/19/28 (b)	100,000	95,894
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (b)	500,000	477,560
Solventum Corp.
5.40%, 03/01/29 (b)(d)	250,000	248,500
SSM Health Care Corp.
4.89%, 06/01/28 (b)	100,000	99,051
Stryker Corp.
1.15%, 06/15/25 (b)	100,000	95,712
3.38%, 11/01/25 (b)	200,000	194,426
3.50%, 03/15/26 (b)	175,000	169,785
4.85%, 12/08/28 (b)	100,000	98,899
Sutter Health
1.32%, 08/15/25 (b)	100,000	95,225
Sysco Corp.
3.75%, 10/01/25 (b)	125,000	122,135
3.30%, 07/15/26 (b)	150,000	144,035
3.25%, 07/15/27 (b)	100,000	94,505
5.75%, 01/17/29 (b)	75,000	76,527
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (b)	200,000	198,118
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26 (b)	150,000	149,809
4.80%, 11/21/27 (b)	100,000	99,476
1.75%, 10/15/28 (b)	100,000	87,778
5.00%, 01/31/29 (b)	150,000	150,054
Tyson Foods, Inc.
4.00%, 03/01/26 (b)	150,000	146,337
3.55%, 06/02/27 (b)	200,000	190,406
4.35%, 03/01/29 (b)	150,000	144,084
5.40%, 03/15/29 (b)	100,000	99,969
Unilever Capital Corp.
3.10%, 07/30/25	100,000	97,755
2.00%, 07/28/26	150,000	140,882
2.90%, 05/05/27 (b)	200,000	189,560
3.50%, 03/22/28 (b)	150,000	142,790
4.88%, 09/08/28 (b)	100,000	100,038
Universal Health Services, Inc.
1.65%, 09/01/26 (b)	150,000	137,465
UPMC
1.80%, 04/15/26 (a)(b)	150,000	140,285
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (b)	350,000	337,743
Viatris, Inc.
1.65%, 06/22/25 (b)	100,000	95,816
2.30%, 06/22/27 (b)	125,000	113,443

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Whirlpool Corp.
4.75%, 02/26/29 (b)	100,000	97,005
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26 (b)	100,000	96,262
Zoetis, Inc.
4.50%, 11/13/25 (b)	200,000	197,396
3.00%, 09/12/27 (b)	150,000	140,253
		44,974,007
Energy 1.3%
Apache Corp.
4.38%, 10/15/28 (b)	75,000	70,718
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06%, 12/15/26 (b)	150,000	138,705
3.34%, 12/15/27 (b)	200,000	188,478
Boardwalk Pipelines LP
4.45%, 07/15/27 (b)	150,000	145,881
4.80%, 05/03/29 (b)	200,000	194,930
BP Capital Markets America, Inc.
3.80%, 09/21/25 (b)	200,000	196,336
3.41%, 02/11/26 (b)	100,000	97,055
3.12%, 05/04/26 (b)	200,000	192,500
3.02%, 01/16/27 (b)	200,000	190,126
3.59%, 04/14/27 (b)	100,000	96,069
3.94%, 09/21/28 (b)	100,000	95,868
4.23%, 11/06/28 (b)	400,000	387,172
4.70%, 04/10/29 (b)	150,000	147,851
BP Capital Markets PLC
3.28%, 09/19/27 (b)	200,000	189,174
3.72%, 11/28/28 (b)	100,000	94,605
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (b)	100,000	96,078
3.85%, 06/01/27 (b)	200,000	191,866
Cenovus Energy, Inc.
4.25%, 04/15/27 (b)	125,000	121,459
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (b)	250,000	248,155
Cheniere Energy, Inc.
4.63%, 10/15/28 (b)	250,000	241,290
Chevron Corp.
3.33%, 11/17/25 (b)	100,000	97,593
2.95%, 05/16/26 (b)	300,000	288,513
2.00%, 05/11/27 (b)	200,000	184,214
Chevron USA, Inc.
0.69%, 08/12/25 (b)	125,000	118,790
3.85%, 01/15/28 (b)	100,000	97,033
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (b)	200,000	197,382
ConocoPhillips Co.
6.95%, 04/15/29	150,000	162,540
Continental Resources, Inc.
4.38%, 01/15/28 (b)	175,000	168,147
Coterra Energy, Inc.
3.90%, 05/15/27 (b)	125,000	119,978
4.38%, 03/15/29 (b)	75,000	71,478
DCP Midstream Operating LP
5.63%, 07/15/27 (b)	200,000	202,112
Devon Energy Corp.
5.85%, 12/15/25 (b)	150,000	150,760
Diamondback Energy, Inc.
3.25%, 12/01/26 (b)	150,000	143,141
Enbridge Energy Partners LP
5.88%, 10/15/25 (b)	150,000	150,418
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enbridge, Inc.
1.60%, 10/04/26 (b)	150,000	137,519
4.25%, 12/01/26 (b)	100,000	97,441
6.00%, 11/15/28 (b)	150,000	154,062
5.30%, 04/05/29 (b)	100,000	99,903
Energy Transfer LP
4.75%, 01/15/26 (b)	150,000	148,206
3.90%, 07/15/26 (b)	100,000	96,778
4.40%, 03/15/27 (b)	200,000	194,928
4.20%, 04/15/27 (b)	200,000	193,740
5.50%, 06/01/27 (b)	200,000	200,382
5.55%, 02/15/28 (b)	200,000	201,250
4.95%, 05/15/28 (b)	100,000	98,351
4.95%, 06/15/28 (b)	150,000	147,729
6.10%, 12/01/28 (b)	75,000	77,099
5.25%, 04/15/29 (b)	200,000	199,026
Eni USA, Inc.
7.30%, 11/15/27	125,000	132,173
EnLink Midstream Partners LP
4.85%, 07/15/26 (b)	100,000	97,863
Enterprise Products Operating LLC
5.05%, 01/10/26	150,000	149,640
3.70%, 02/15/26 (b)	150,000	146,267
3.95%, 02/15/27 (b)	100,000	97,274
4.15%, 10/16/28 (b)	150,000	144,897
5.25%, 08/16/77 (b)(c)	200,000	192,062
5.38%, 02/15/78 (b)(c)	100,000	93,298
EOG Resources, Inc.
4.15%, 01/15/26 (b)	125,000	122,935
EQT Corp.
3.90%, 10/01/27 (b)	200,000	190,630
5.70%, 04/01/28 (b)	50,000	50,317
5.00%, 01/15/29 (b)	75,000	73,148
Exxon Mobil Corp.
3.04%, 03/01/26 (b)	375,000	362,302
2.28%, 08/16/26 (b)	250,000	235,745
3.29%, 03/19/27 (b)	50,000	48,162
Halliburton Co.
3.80%, 11/15/25 (b)	100,000	97,724
Hess Corp.
4.30%, 04/01/27 (b)	175,000	170,404
HF Sinclair Corp.
5.88%, 04/01/26 (b)	150,000	150,616
Kinder Morgan, Inc.
4.30%, 06/01/25 (b)	250,000	246,737
1.75%, 11/15/26 (b)	125,000	114,796
4.30%, 03/01/28 (b)	125,000	121,289
5.00%, 02/01/29 (b)	200,000	197,150
Marathon Oil Corp.
4.40%, 07/15/27 (b)	175,000	171,204
5.30%, 04/01/29 (b)	75,000	75,230
Marathon Petroleum Corp.
5.13%, 12/15/26 (b)	100,000	99,411
3.80%, 04/01/28 (b)	100,000	95,136
MPLX LP
4.88%, 06/01/25 (b)	250,000	248,037
1.75%, 03/01/26 (b)	200,000	187,382
4.13%, 03/01/27 (b)	250,000	242,340
4.25%, 12/01/27 (b)	150,000	145,004
4.00%, 03/15/28 (b)	175,000	167,081
National Fuel Gas Co.
5.20%, 07/15/25 (b)	100,000	99,464
5.50%, 01/15/26 (b)	100,000	99,655
4.75%, 09/01/28 (b)	100,000	96,994

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Occidental Petroleum Corp.
5.88%, 09/01/25 (b)	100,000	100,306
5.50%, 12/01/25 (b)	75,000	74,758
5.55%, 03/15/26 (b)	100,000	99,953
8.50%, 07/15/27 (b)	75,000	80,414
6.38%, 09/01/28 (b)	100,000	103,041
ONEOK, Inc.
5.85%, 01/15/26 (b)	225,000	226,066
5.00%, 03/01/26 (b)	150,000	148,740
4.00%, 07/13/27 (b)	100,000	96,257
4.55%, 07/15/28 (b)	100,000	97,117
5.65%, 11/01/28 (b)	150,000	151,749
Ovintiv, Inc.
5.38%, 01/01/26 (b)	100,000	99,554
5.65%, 05/15/28 (b)	150,000	151,596
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (b)	75,000	70,403
Phillips 66
1.30%, 02/15/26 (b)	100,000	93,417
3.90%, 03/15/28 (b)	150,000	143,294
Phillips 66 Co.
3.55%, 10/01/26 (b)	50,000	48,129
4.95%, 12/01/27 (b)	100,000	99,367
3.75%, 03/01/28 (b)	50,000	47,555
Pioneer Natural Resources Co.
1.13%, 01/15/26 (b)	150,000	140,421
5.10%, 03/29/26	150,000	149,537
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (b)	100,000	98,790
4.50%, 12/15/26 (b)	200,000	195,546
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (b)	175,000	175,689
5.00%, 03/15/27 (b)	300,000	297,516
4.20%, 03/15/28 (b)	125,000	120,511
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (b)	150,000	142,962
Shell International Finance BV
2.88%, 05/10/26	300,000	288,063
3.88%, 11/13/28 (b)	200,000	191,710
Spectra Energy Partners LP
3.38%, 10/15/26 (b)	150,000	143,237
Targa Resources Corp.
5.20%, 07/01/27 (b)	200,000	199,346
6.15%, 03/01/29 (b)	150,000	154,741
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (b)	150,000	146,483
TC PipeLines LP
3.90%, 05/25/27 (b)	100,000	95,650
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75,000	79,356
TotalEnergies Capital International SA
3.46%, 02/19/29 (b)	150,000	140,687
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	143,844
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (b)	100,000	99,099
4.25%, 05/15/28 (b)	250,000	240,712
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (b)	250,000	257,512
4.00%, 03/15/28 (b)	75,000	71,817
Valero Energy Corp.
2.15%, 09/15/27 (b)	100,000	90,551
4.35%, 06/01/28 (b)	100,000	96,899
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Valero Energy Partners LP
4.50%, 03/15/28 (b)	100,000	97,325
Western Midstream Operating LP
4.50%, 03/01/28 (b)	75,000	72,438
4.75%, 08/15/28 (b)	100,000	97,476
6.35%, 01/15/29 (b)	100,000	103,048
Williams Cos., Inc.
4.00%, 09/15/25 (b)	200,000	196,120
3.75%, 06/15/27 (b)	250,000	239,002
5.30%, 08/15/28 (b)	150,000	150,092
4.90%, 03/15/29 (b)	175,000	172,098
		19,305,190
Industrial Other 0.0%
Cintas Corp. No. 2
3.70%, 04/01/27 (b)	200,000	193,358
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (b)	150,000	153,953
		347,311
Technology 2.2%
Adobe, Inc.
2.15%, 02/01/27 (b)	200,000	186,214
Alphabet, Inc.
0.45%, 08/15/25 (b)	150,000	142,214
2.00%, 08/15/26 (b)	250,000	234,905
Analog Devices, Inc.
3.45%, 06/15/27 (b)	100,000	95,650
1.70%, 10/01/28 (b)	100,000	87,572
Apple, Inc.
0.55%, 08/20/25 (b)	150,000	142,157
0.70%, 02/08/26 (b)	300,000	279,369
3.25%, 02/23/26 (b)	500,000	485,585
2.45%, 08/04/26 (b)	400,000	379,220
2.05%, 09/11/26 (b)	300,000	281,304
3.35%, 02/09/27 (b)	400,000	385,108
3.20%, 05/11/27 (b)	400,000	382,788
3.00%, 06/20/27 (b)	250,000	237,260
2.90%, 09/12/27 (b)	350,000	329,780
3.00%, 11/13/27 (b)	250,000	236,510
1.20%, 02/08/28 (b)	200,000	176,114
4.00%, 05/10/28 (b)	350,000	341,880
1.40%, 08/05/28 (b)	300,000	262,563
Applied Materials, Inc.
3.90%, 10/01/25 (b)	150,000	147,589
3.30%, 04/01/27 (b)	200,000	191,928
Arrow Electronics, Inc.
3.88%, 01/12/28 (b)	100,000	94,901
Autodesk, Inc.
3.50%, 06/15/27 (b)	100,000	95,441
Automatic Data Processing, Inc.
3.38%, 09/15/25 (b)	175,000	171,404
1.70%, 05/15/28 (b)	100,000	88,876
Avnet, Inc.
4.63%, 04/15/26 (b)	50,000	49,052
6.25%, 03/15/28 (b)	100,000	102,382
Baidu, Inc.
1.72%, 04/09/26 (b)	200,000	187,012
4.38%, 03/29/28 (b)	200,000	194,600
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (b)	475,000	458,631
3.50%, 01/15/28 (b)	200,000	188,224

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom, Inc.
3.15%, 11/15/25 (b)	100,000	96,747
1.95%, 02/15/28 (b)(d)	100,000	89,034
4.11%, 09/15/28 (b)	150,000	143,849
4.00%, 04/15/29 (b)(d)	150,000	141,920
4.75%, 04/15/29 (b)	250,000	245,497
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (b)	100,000	96,265
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (b)	250,000	233,312
4.25%, 04/01/28 (b)	100,000	95,173
3.28%, 12/01/28 (b)	75,000	67,842
3.25%, 02/15/29 (b)	100,000	90,401
CGI, Inc.
1.45%, 09/14/26 (b)	150,000	137,316
Cisco Systems, Inc.
2.95%, 02/28/26	100,000	96,437
2.50%, 09/20/26 (b)	250,000	237,040
4.80%, 02/26/27 (b)	300,000	299,181
4.85%, 02/26/29 (b)	375,000	373,991
Concentrix Corp.
6.65%, 08/02/26 (b)	100,000	101,142
6.60%, 08/02/28 (b)	175,000	176,510
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (b)	150,000	150,468
6.02%, 06/15/26 (b)	286,000	288,588
4.90%, 10/01/26 (b)	250,000	247,262
6.10%, 07/15/27 (b)	100,000	102,422
5.25%, 02/01/28 (b)	200,000	200,760
DXC Technology Co.
1.80%, 09/15/26 (b)	150,000	136,842
2.38%, 09/15/28 (b)	100,000	85,654
Equifax, Inc.
2.60%, 12/15/25 (b)	100,000	95,646
5.10%, 12/15/27 (b)	150,000	148,819
5.10%, 06/01/28 (b)	100,000	99,359
Equinix, Inc.
1.25%, 07/15/25 (b)	150,000	142,941
1.00%, 09/15/25 (b)	150,000	141,395
1.45%, 05/15/26 (b)	50,000	46,239
2.90%, 11/18/26 (b)	150,000	141,146
1.55%, 03/15/28 (b)	75,000	65,346
2.00%, 05/15/28 (b)	100,000	88,046
FactSet Research Systems, Inc.
2.90%, 03/01/27 (b)	100,000	93,434
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (b)	200,000	185,700
1.65%, 03/01/28 (b)	100,000	87,788
Fiserv, Inc.
3.85%, 06/01/25 (b)	150,000	147,358
3.20%, 07/01/26 (b)	300,000	287,355
2.25%, 06/01/27 (b)	250,000	229,327
5.45%, 03/02/28 (b)	150,000	150,867
5.38%, 08/21/28 (b)	100,000	100,266
4.20%, 10/01/28 (b)	100,000	95,739
Flex Ltd.
4.75%, 06/15/25 (b)	150,000	148,533
3.75%, 02/01/26 (b)	100,000	96,820
Fortinet, Inc.
1.00%, 03/15/26 (b)	125,000	115,338
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (b)	100,000	93,513
Global Payments, Inc.
1.20%, 03/01/26 (b)	200,000	185,632
4.80%, 04/01/26 (b)	100,000	98,572
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.15%, 01/15/27 (b)	175,000	161,422
4.45%, 06/01/28 (b)	100,000	96,308
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (b)	350,000	347,571
1.75%, 04/01/26 (b)	150,000	140,483
5.25%, 07/01/28 (b)	100,000	100,744
HP, Inc.
2.20%, 06/17/25 (b)	200,000	193,816
1.45%, 06/17/26 (b)	150,000	138,485
3.00%, 06/17/27 (b)	175,000	164,022
4.75%, 01/15/28 (b)	100,000	98,679
4.00%, 04/15/29 (b)	100,000	94,844
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (b)	200,000	197,064
4.60%, 02/05/29 (b)	100,000	97,748
Intel Corp.
3.70%, 07/29/25 (b)	200,000	196,246
4.88%, 02/10/26	275,000	273,388
2.60%, 05/19/26 (b)	100,000	95,221
3.75%, 03/25/27 (b)	250,000	241,345
3.75%, 08/05/27 (b)	250,000	240,457
4.88%, 02/10/28 (b)	350,000	347,648
1.60%, 08/12/28 (b)	150,000	130,587
International Business Machines Corp.
3.45%, 02/19/26	300,000	291,360
3.30%, 05/15/26	400,000	386,092
3.30%, 01/27/27	100,000	95,771
2.20%, 02/09/27 (b)	100,000	92,753
1.70%, 05/15/27 (b)	300,000	272,697
4.15%, 07/27/27 (b)	200,000	194,918
4.50%, 02/06/28 (b)	200,000	196,524
3.50%, 05/15/29	500,000	465,490
Intuit, Inc.
0.95%, 07/15/25 (b)	150,000	142,877
5.13%, 09/15/28 (b)	125,000	125,793
Jabil, Inc.
1.70%, 04/15/26 (b)	150,000	139,449
4.25%, 05/15/27 (b)	100,000	96,520
3.95%, 01/12/28 (b)	75,000	70,922
Juniper Networks, Inc.
1.20%, 12/10/25 (b)	100,000	93,644
Keysight Technologies, Inc.
4.60%, 04/06/27 (b)	150,000	147,079
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (b)	100,000	92,183
2.70%, 10/15/28 (b)	50,000	44,356
Lam Research Corp.
3.75%, 03/15/26 (b)	100,000	97,507
4.00%, 03/15/29 (b)	150,000	143,769
Marvell Technology, Inc.
1.65%, 04/15/26 (b)	100,000	93,307
2.45%, 04/15/28 (b)	150,000	134,928
5.75%, 02/15/29 (b)	75,000	76,313
Mastercard, Inc.
3.30%, 03/26/27 (b)	250,000	239,445
4.88%, 03/09/28 (b)	125,000	125,565
Microchip Technology, Inc.
4.25%, 09/01/25 (b)	200,000	196,800
5.05%, 03/15/29 (b)	100,000	99,151
Micron Technology, Inc.
4.98%, 02/06/26 (b)	100,000	99,185
4.19%, 02/15/27 (b)	150,000	145,678
5.38%, 04/15/28 (b)	100,000	100,391
5.33%, 02/06/29 (b)	100,000	100,226

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Microsoft Corp.
3.13%, 11/03/25 (b)	200,000	194,712
2.40%, 08/08/26 (b)	700,000	663,572
3.40%, 09/15/26 (b)(d)	200,000	193,106
3.30%, 02/06/27 (b)	500,000	481,285
3.40%, 06/15/27 (b)(d)	75,000	71,877
Moody's Corp.
3.25%, 01/15/28 (b)	150,000	142,001
Motorola Solutions, Inc.
4.60%, 02/23/28 (b)	150,000	147,099
4.60%, 05/23/29 (b)	100,000	97,174
NetApp, Inc.
1.88%, 06/22/25 (b)	150,000	144,186
2.38%, 06/22/27 (b)	100,000	91,611
Nokia OYJ
4.38%, 06/12/27	100,000	97,338
NVIDIA Corp.
3.20%, 09/16/26 (b)	100,000	96,596
1.55%, 06/15/28 (b)	250,000	221,337
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (b)	100,000	99,718
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (b)	150,000	145,619
3.15%, 05/01/27 (b)	100,000	94,308
4.40%, 06/01/27 (b)	50,000	48,784
Oracle Corp.
1.65%, 03/25/26 (b)	450,000	421,123
2.65%, 07/15/26 (b)	550,000	519,612
2.80%, 04/01/27 (b)	400,000	374,408
3.25%, 11/15/27 (b)	400,000	375,764
2.30%, 03/25/28 (b)	350,000	314,996
4.50%, 05/06/28 (b)	100,000	97,868
PayPal Holdings, Inc.
1.65%, 06/01/25 (b)	175,000	168,579
2.65%, 10/01/26 (b)	200,000	188,980
3.90%, 06/01/27 (b)	100,000	96,817
QUALCOMM, Inc.
3.25%, 05/20/27 (b)	350,000	335,160
1.30%, 05/20/28 (b)	150,000	130,899
RELX Capital, Inc.
4.00%, 03/18/29 (b)	100,000	95,489
Roper Technologies, Inc.
1.00%, 09/15/25 (b)	100,000	94,460
3.80%, 12/15/26 (b)	150,000	144,746
1.40%, 09/15/27 (b)	100,000	88,542
4.20%, 09/15/28 (b)	100,000	96,286
S&P Global, Inc.
2.45%, 03/01/27 (b)	300,000	279,618
4.75%, 08/01/28 (b)	100,000	99,102
2.70%, 03/01/29 (b)	150,000	135,206
4.25%, 05/01/29 (b)	150,000	145,001
Salesforce, Inc.
3.70%, 04/11/28 (b)	150,000	144,035
1.50%, 07/15/28 (b)	200,000	175,020
Skyworks Solutions, Inc.
1.80%, 06/01/26 (b)	125,000	115,773
TD SYNNEX Corp.
1.75%, 08/09/26 (b)	100,000	91,929
2.38%, 08/09/28 (b)	100,000	88,377
Texas Instruments, Inc.
1.13%, 09/15/26 (b)	150,000	137,636
2.90%, 11/03/27 (b)	100,000	93,898
4.60%, 02/15/28 (b)	100,000	99,125
4.60%, 02/08/29 (b)	100,000	99,005
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Thomson Reuters Corp.
3.35%, 05/15/26 (b)	100,000	96,155
Trimble, Inc.
4.90%, 06/15/28 (b)	100,000	98,173
TSMC Arizona Corp.
1.75%, 10/25/26 (b)	350,000	322,637
Tyco Electronics Group SA
4.50%, 02/13/26	100,000	98,796
3.13%, 08/15/27 (b)	100,000	94,210
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	200,000	196,568
4.13%, 03/15/29 (b)	75,000	71,543
Visa, Inc.
3.15%, 12/14/25 (b)	525,000	510,022
1.90%, 04/15/27 (b)	200,000	184,226
2.75%, 09/15/27 (b)	150,000	140,442
VMware LLC
1.40%, 08/15/26 (b)	200,000	183,160
4.65%, 05/15/27 (b)	100,000	98,110
3.90%, 08/21/27 (b)	200,000	191,208
1.80%, 08/15/28 (b)	100,000	86,813
Western Digital Corp.
2.85%, 02/01/29 (b)	75,000	64,867
Western Union Co.
1.35%, 03/15/26 (b)	150,000	139,050
Workday, Inc.
3.50%, 04/01/27 (b)	200,000	191,190
3.70%, 04/01/29 (b)	100,000	93,652
		32,750,435
Transportation 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	64,315	60,378
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	101,175	93,024
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	49,688	46,372
American Airlines Pass-Through Trust
3.70%, 04/01/28	101,025	96,201
BNSF Funding Trust I
6.61%, 12/15/55 (b)(c)	100,000	99,298
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	100,000	102,631
Canadian National Railway Co.
2.75%, 03/01/26 (b)	150,000	144,309
Canadian Pacific Railway Co.
1.75%, 12/02/26 (b)	200,000	183,674
4.00%, 06/01/28 (b)	100,000	96,297
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (b)	100,000	96,541
CSX Corp.
3.35%, 11/01/25 (b)	100,000	97,345
3.25%, 06/01/27 (b)	250,000	237,375
3.80%, 03/01/28 (b)	150,000	144,040
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	79,072	71,820
FedEx Corp.
3.25%, 04/01/26 (b)	125,000	120,883
3.40%, 02/15/28 (b)	100,000	94,416
4.20%, 10/17/28 (b)	75,000	72,539
GXO Logistics, Inc.
1.65%, 07/15/26 (b)	100,000	91,819

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (b)	100,000	97,566
Kirby Corp.
4.20%, 03/01/28 (b)	100,000	96,378
Norfolk Southern Corp.
3.65%, 08/01/25 (b)	125,000	122,449
2.90%, 06/15/26 (b)	150,000	143,278
3.80%, 08/01/28 (b)	100,000	95,344
Ryder System, Inc.
4.63%, 06/01/25 (b)	100,000	98,984
3.35%, 09/01/25 (b)	75,000	72,933
1.75%, 09/01/26 (b)	100,000	92,159
2.85%, 03/01/27 (b)	200,000	187,774
5.25%, 06/01/28 (b)	100,000	100,210
6.30%, 12/01/28 (b)	75,000	77,927
5.38%, 03/15/29 (b)	100,000	100,325
Southwest Airlines Co.
5.13%, 06/15/27 (b)	350,000	347,795
Union Pacific Corp.
2.75%, 03/01/26 (b)	200,000	191,858
2.15%, 02/05/27 (b)	200,000	185,734
3.00%, 04/15/27 (b)	100,000	94,898
3.95%, 09/10/28 (b)	100,000	96,581
6.63%, 02/01/29	100,000	107,116
3.70%, 03/01/29 (b)	125,000	118,545
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27 (b)	52,832	51,735
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27 (b)	76,257	73,621
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	78,926	75,609
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	49,277	45,384
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (b)	275,479	275,322
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	100,800	99,536
United Parcel Service, Inc.
3.05%, 11/15/27 (b)	150,000	140,943
3.40%, 03/15/29 (b)	100,000	93,822
		5,232,788
		184,078,233

Utility 1.6%
Electric 1.5%
AEP Texas, Inc.
3.95%, 06/01/28 (b)	100,000	94,679
5.45%, 05/15/29 (b)	150,000	149,954
AEP Transmission Co. LLC
3.10%, 12/01/26 (b)	150,000	142,621
AES Corp.
1.38%, 01/15/26 (b)	150,000	140,345
5.45%, 06/01/28 (b)	150,000	149,338
Alabama Power Co.
3.75%, 09/01/27 (b)	150,000	144,324
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (g)	150,000	149,041
Ameren Corp.
3.65%, 02/15/26 (b)	250,000	242,397
1.95%, 03/15/27 (b)	75,000	68,609
1.75%, 03/15/28 (b)	75,000	65,966
5.00%, 01/15/29 (b)	100,000	98,501
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ameren Illinois Co.
3.80%, 05/15/28 (b)	100,000	95,563
American Electric Power Co., Inc.
1.00%, 11/01/25 (b)	150,000	140,700
5.20%, 01/15/29 (b)	150,000	149,079
3.88%, 02/15/62 (b)(c)	150,000	137,273
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (b)	75,000	70,770
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (b)	100,000	93,595
Black Hills Corp.
3.15%, 01/15/27 (b)	100,000	94,541
5.95%, 03/15/28 (b)	75,000	76,524
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (b)	100,000	100,455
CenterPoint Energy, Inc.
1.45%, 06/01/26 (b)	150,000	138,917
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (b)	150,000	144,585
CMS Energy Corp.
3.00%, 05/15/26 (b)	100,000	95,549
3.45%, 08/15/27 (b)	50,000	47,539
Commonwealth Edison Co.
2.55%, 06/15/26 (b)	150,000	142,478
3.70%, 08/15/28 (b)	150,000	141,957
Connecticut Light & Power Co.
3.20%, 03/15/27 (b)	100,000	95,196
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (b)	100,000	95,503
4.00%, 12/01/28 (b)	75,000	72,129
Constellation Energy Generation LLC
5.60%, 03/01/28 (b)	125,000	126,155
Consumers Energy Co.
4.65%, 03/01/28 (b)	75,000	74,163
4.90%, 02/15/29 (b)	75,000	74,522
Dominion Energy, Inc.
3.90%, 10/01/25 (b)	150,000	146,830
1.45%, 04/15/26 (b)	100,000	92,933
4.25%, 06/01/28 (b)	100,000	96,265
DTE Electric Co.
1.90%, 04/01/28 (b)	100,000	89,163
DTE Energy Co.
2.85%, 10/01/26 (b)	125,000	118,163
4.88%, 06/01/28 (b)	150,000	147,739
5.10%, 03/01/29 (b)	200,000	197,466
Duke Energy Carolinas LLC
2.95%, 12/01/26 (b)	200,000	190,144
3.95%, 11/15/28 (b)	100,000	95,611
Duke Energy Corp.
0.90%, 09/15/25 (b)	150,000	141,498
2.65%, 09/01/26 (b)	200,000	188,562
4.85%, 01/05/27	100,000	99,078
5.00%, 12/08/27 (b)	150,000	149,206
4.30%, 03/15/28 (b)	150,000	145,309
4.85%, 01/05/29 (b)	125,000	122,715
3.25%, 01/15/82 (b)(c)	100,000	89,809
Duke Energy Florida LLC
3.20%, 01/15/27 (b)	200,000	190,738
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (b)	75,000	70,451
Duke Energy Progress LLC
3.25%, 08/15/25 (b)	100,000	97,611

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edison International
5.75%, 06/15/27 (b)	150,000	151,011
4.13%, 03/15/28 (b)	100,000	95,331
5.25%, 11/15/28 (b)	100,000	99,021
Emera U.S. Finance LP
3.55%, 06/15/26 (b)	200,000	191,396
Enel Americas SA
4.00%, 10/25/26 (b)	150,000	144,123
Enel Chile SA
4.88%, 06/12/28 (b)	150,000	145,216
Entergy Arkansas LLC
3.50%, 04/01/26 (b)	150,000	145,633
Entergy Corp.
0.90%, 09/15/25 (b)	150,000	141,377
2.95%, 09/01/26 (b)	200,000	189,310
1.90%, 06/15/28 (b)	100,000	87,522
Entergy Louisiana LLC
3.25%, 04/01/28 (b)	100,000	93,215
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (b)	150,000	142,317
Eversource Energy
0.80%, 08/15/25 (b)	100,000	94,265
2.90%, 03/01/27 (b)	150,000	140,315
4.60%, 07/01/27 (b)	100,000	97,708
3.30%, 01/15/28 (b)	150,000	139,302
5.45%, 03/01/28 (b)	225,000	225,162
5.95%, 02/01/29 (b)	125,000	127,468
Exelon Corp.
3.40%, 04/15/26 (b)	200,000	193,498
2.75%, 03/15/27 (b)	150,000	140,340
5.15%, 03/15/28 (b)	100,000	99,570
5.15%, 03/15/29 (b)	100,000	99,530
FirstEnergy Corp.
4.15%, 07/15/27 (b)(g)	200,000	190,828
Florida Power & Light Co.
3.13%, 12/01/25 (b)	100,000	96,968
5.05%, 04/01/28 (b)	150,000	150,223
4.40%, 05/15/28 (b)	100,000	97,792
Fortis, Inc.
3.06%, 10/04/26 (b)	200,000	189,308
Georgia Power Co.
3.25%, 03/30/27 (b)	150,000	142,421
4.65%, 05/16/28 (b)	100,000	98,310
Indiana Michigan Power Co.
3.85%, 05/15/28 (b)	100,000	94,805
Interstate Power & Light Co.
4.10%, 09/26/28 (b)	100,000	95,732
3.60%, 04/01/29 (b)	100,000	93,059
ITC Holdings Corp.
3.35%, 11/15/27 (b)	150,000	140,849
MidAmerican Energy Co.
3.65%, 04/15/29 (b)	100,000	94,102
National Grid PLC
5.60%, 06/12/28 (b)	150,000	150,943
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (b)	100,000	97,119
1.00%, 06/15/26 (b)	200,000	183,916
5.10%, 05/06/27 (b)	250,000	249,769
3.40%, 02/07/28 (b)	125,000	118,085
4.80%, 03/15/28 (b)	100,000	99,090
5.05%, 09/15/28 (b)	75,000	74,780
4.85%, 02/07/29 (b)	125,000	123,748
3.70%, 03/15/29 (b)	75,000	70,362
7.13%, 09/15/53 (b)(c)	100,000	103,144
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nevada Power Co.
3.70%, 05/01/29 (b)	200,000	188,006
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25	350,000	350,658
1.88%, 01/15/27 (b)	250,000	229,332
3.55%, 05/01/27 (b)	250,000	238,422
4.63%, 07/15/27 (b)	250,000	245,502
4.90%, 02/28/28 (b)	200,000	197,698
1.90%, 06/15/28 (b)	325,000	285,844
4.90%, 03/15/29 (b)	200,000	197,326
4.80%, 12/01/77 (b)(c)	100,000	92,007
5.65%, 05/01/79 (b)(c)	75,000	71,375
3.80%, 03/15/82 (b)(c)	100,000	91,477
NSTAR Electric Co.
3.20%, 05/15/27 (b)	150,000	142,711
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (b)	100,000	93,980
3.70%, 11/15/28 (b)	100,000	94,625
5.75%, 03/15/29 (b)	75,000	76,858
Pacific Gas & Electric Co.
3.45%, 07/01/25	200,000	195,298
3.15%, 01/01/26	300,000	288,576
2.95%, 03/01/26 (b)	100,000	95,472
5.45%, 06/15/27 (b)	100,000	99,827
2.10%, 08/01/27 (b)	225,000	202,844
3.30%, 12/01/27 (b)	150,000	139,335
3.00%, 06/15/28 (b)	100,000	91,222
3.75%, 07/01/28	100,000	93,234
4.65%, 08/01/28 (b)	100,000	96,278
6.10%, 01/15/29 (b)	150,000	153,094
4.20%, 03/01/29 (b)	75,000	70,772
5.55%, 05/15/29 (b)	125,000	124,999
PacifiCorp
5.10%, 02/15/29 (b)	75,000	74,633
PPL Capital Funding, Inc.
3.10%, 05/15/26 (b)	200,000	192,046
Public Service Electric & Gas Co.
0.95%, 03/15/26 (b)	100,000	92,878
2.25%, 09/15/26 (b)	100,000	93,741
3.70%, 05/01/28 (b)	75,000	71,477
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (b)	250,000	236,085
5.85%, 11/15/27 (b)	100,000	101,748
5.88%, 10/15/28 (b)	100,000	101,905
5.20%, 04/01/29 (b)	100,000	99,377
Puget Energy, Inc.
2.38%, 06/15/28 (b)	100,000	88,656
San Diego Gas & Electric Co.
2.50%, 05/15/26 (b)	150,000	142,463
4.95%, 08/15/28 (b)	100,000	99,857
Sierra Pacific Power Co.
2.60%, 05/01/26 (b)	75,000	71,310
Southern California Edison Co.
3.70%, 08/01/25 (b)	100,000	97,945
1.20%, 02/01/26 (b)	100,000	93,470
4.70%, 06/01/27 (b)	150,000	147,828
5.85%, 11/01/27 (b)	150,000	152,907
3.65%, 03/01/28 (b)	200,000	189,000
5.30%, 03/01/28 (b)	125,000	125,354
5.65%, 10/01/28 (b)	100,000	101,685
4.20%, 03/01/29 (b)	75,000	71,710
Southern Co.
3.25%, 07/01/26 (b)	300,000	288,105
5.11%, 08/01/27 (g)	100,000	99,524
5.50%, 03/15/29 (b)	150,000	151,692

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 01/15/51 (b)(c)	250,000	241,580
3.75%, 09/15/51 (b)(c)	200,000	186,424
Southern Power Co.
4.15%, 12/01/25 (b)	100,000	98,164
0.90%, 01/15/26 (b)	100,000	92,951
Southwestern Electric Power Co.
1.65%, 03/15/26 (b)	150,000	140,567
2.75%, 10/01/26 (b)	100,000	93,858
4.10%, 09/15/28 (b)	100,000	94,737
System Energy Resources, Inc.
6.00%, 04/15/28 (b)	100,000	101,580
Tampa Electric Co.
4.90%, 03/01/29 (b)	75,000	74,234
Union Electric Co.
3.50%, 03/15/29 (b)	75,000	70,220
Virginia Electric & Power Co.
3.15%, 01/15/26 (b)	150,000	145,030
3.50%, 03/15/27 (b)	100,000	95,807
3.75%, 05/15/27 (b)	150,000	144,492
3.80%, 04/01/28 (b)	100,000	95,262
WEC Energy Group, Inc.
4.75%, 01/09/26 (b)	150,000	148,407
5.60%, 09/12/26 (b)	100,000	100,493
5.15%, 10/01/27 (b)	150,000	149,388
1.38%, 10/15/27 (b)	150,000	132,180
4.75%, 01/15/28 (b)	100,000	98,969
2.20%, 12/15/28 (b)	75,000	65,915
Xcel Energy, Inc.
3.35%, 12/01/26 (b)	150,000	142,723
1.75%, 03/15/27 (b)	100,000	90,691
4.00%, 06/15/28 (b)	100,000	95,281
		21,791,363
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (b)	75,000	70,625
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (b)	200,000	200,086
NiSource, Inc.
0.95%, 08/15/25 (b)	200,000	189,306
3.49%, 05/15/27 (b)	225,000	214,067
5.25%, 03/30/28 (b)	150,000	149,685
Sempra
3.25%, 06/15/27 (b)	100,000	94,140
3.40%, 02/01/28 (b)	150,000	140,878
4.13%, 04/01/52 (b)(c)	200,000	185,362
Southern California Gas Co.
2.60%, 06/15/26 (b)	150,000	142,393
2.95%, 04/15/27 (b)	100,000	94,169
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (b)	100,000	95,903
Southwest Gas Corp.
5.45%, 03/23/28 (b)	100,000	100,471
3.70%, 04/01/28 (b)	50,000	47,255
		1,724,340
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (b)	100,000	93,620
3.75%, 09/01/28 (b)	100,000	95,190
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Utilities PLC
6.88%, 08/15/28	75,000	78,969
		267,779
		23,783,482
Total Corporates (Cost $384,139,762)		373,204,481

TREASURIES 66.5% OF NET ASSETS
U.S. Treasury Bonds
6.88%, 08/15/25	1,000,000	1,024,160
6.00%, 02/15/26	1,500,000	1,529,912
6.75%, 08/15/26	1,000,000	1,042,383
6.50%, 11/15/26	1,000,000	1,047,031
6.63%, 02/15/27	700,000	737,051
6.38%, 08/15/27	1,000,000	1,052,695
6.13%, 11/15/27	1,600,000	1,678,188
5.50%, 08/15/28	1,000,000	1,039,531
5.25%, 11/15/28	1,300,000	1,338,340
5.25%, 02/15/29	700,000	722,887
U.S. Treasury Notes
0.25%, 06/30/25	4,500,000	4,272,451
3.00%, 07/15/25	7,200,000	7,034,484
0.25%, 07/31/25	7,500,000	7,094,824
2.88%, 07/31/25	3,605,000	3,514,593
4.75%, 07/31/25	8,900,000	8,863,496
2.00%, 08/15/25	9,000,000	8,677,617
3.13%, 08/15/25	7,500,000	7,328,613
0.25%, 08/31/25	7,800,000	7,349,367
2.75%, 08/31/25	3,250,000	3,158,657
5.00%, 08/31/25	8,000,000	7,988,906
3.50%, 09/15/25	6,200,000	6,078,422
0.25%, 09/30/25	8,300,000	7,793,084
3.00%, 09/30/25	3,900,000	3,797,853
5.00%, 09/30/25	7,500,000	7,492,090
4.25%, 10/15/25	6,900,000	6,826,687
0.25%, 10/31/25	8,300,000	7,764,391
3.00%, 10/31/25	3,600,000	3,500,438
5.00%, 10/31/25	8,500,000	8,493,691
2.25%, 11/15/25	9,500,000	9,132,617
4.50%, 11/15/25	7,550,000	7,493,080
0.38%, 11/30/25	7,800,000	7,285,230
2.88%, 11/30/25	3,800,000	3,683,402
4.88%, 11/30/25	9,000,000	8,980,664
4.00%, 12/15/25	7,400,000	7,290,012
0.38%, 12/31/25	9,050,000	8,422,156
2.63%, 12/31/25	3,500,000	3,374,902
4.25%, 12/31/25	10,010,000	9,895,432
3.88%, 01/15/26	7,300,000	7,173,961
0.38%, 01/31/26	9,700,000	8,996,182
2.63%, 01/31/26	4,473,000	4,306,486
4.25%, 01/31/26	9,500,000	9,391,455
1.63%, 02/15/26	6,500,000	6,150,117
4.00%, 02/15/26	6,900,000	6,792,727
0.50%, 02/28/26	9,400,000	8,710,422
2.50%, 02/28/26	4,100,000	3,934,318
4.63%, 02/28/26	10,600,000	10,543,895
4.63%, 03/15/26	6,200,000	6,168,152
0.75%, 03/31/26	8,550,000	7,935,636
2.25%, 03/31/26	3,700,000	3,530,176
4.50%, 03/31/26	9,500,000	9,431,719
3.75%, 04/15/26	5,600,000	5,485,813
0.75%, 04/30/26	8,700,000	8,051,918
2.38%, 04/30/26	3,800,000	3,627,664
4.88%, 04/30/26	10,750,000	10,747,481
1.63%, 05/15/26	8,500,000	7,990,000
3.63%, 05/15/26	5,400,000	5,275,125
0.75%, 05/31/26	8,100,000	7,473,674

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 05/31/26	2,700,000	2,560,887
4.88%, 05/31/26	11,000,000	11,001,716
4.13%, 06/15/26	5,600,000	5,521,031
0.88%, 06/30/26	6,700,000	6,182,844
1.88%, 06/30/26	3,250,000	3,061,729
4.50%, 07/15/26	6,300,000	6,257,672
0.63%, 07/31/26	7,500,000	6,862,500
1.88%, 07/31/26	3,050,000	2,867,715
1.50%, 08/15/26	8,900,000	8,289,863
4.38%, 08/15/26	5,500,000	5,448,867
0.75%, 08/31/26	8,500,000	7,774,512
1.38%, 08/31/26	2,500,000	2,319,531
4.63%, 09/15/26	5,200,000	5,180,500
0.88%, 09/30/26	8,500,000	7,778,828
1.63%, 09/30/26	1,600,000	1,490,375
4.63%, 10/15/26	5,050,000	5,032,838
1.13%, 10/31/26	6,000,000	5,506,875
1.63%, 10/31/26	2,700,000	2,509,102
2.00%, 11/15/26	7,200,000	6,746,344
4.63%, 11/15/26	5,500,000	5,483,242
1.25%, 11/30/26	7,800,000	7,164,422
1.63%, 11/30/26	2,600,000	2,411,398
4.38%, 12/15/26	5,850,000	5,799,270
1.25%, 12/31/26	7,700,000	7,059,336
1.75%, 12/31/26	2,100,000	1,950,129
4.00%, 01/15/27	5,600,000	5,500,906
1.50%, 01/31/27	11,600,000	10,676,078
2.25%, 02/15/27	6,600,000	6,194,203
4.13%, 02/15/27	6,750,000	6,651,123
1.13%, 02/28/27	400,000	363,688
1.88%, 02/28/27	6,700,000	6,216,867
4.25%, 03/15/27	5,950,000	5,882,365
0.63%, 03/31/27	2,300,000	2,055,895
2.50%, 03/31/27	5,800,000	5,468,992
4.50%, 04/15/27	6,600,000	6,568,805
0.50%, 04/30/27	2,800,000	2,486,203
2.75%, 04/30/27	6,000,000	5,688,984
2.38%, 05/15/27	8,200,000	7,687,500
4.50%, 05/15/27	8,500,000	8,460,483
0.50%, 05/31/27	5,000,000	4,424,414
2.63%, 05/31/27	6,800,000	6,416,172
0.50%, 06/30/27	4,500,000	3,971,602
3.25%, 06/30/27	5,900,000	5,666,305
0.38%, 07/31/27	6,500,000	5,693,594
2.75%, 07/31/27	6,000,000	5,668,125
2.25%, 08/15/27	4,800,000	4,461,375
0.50%, 08/31/27	6,500,000	5,699,180
3.13%, 08/31/27	7,300,000	6,970,645
0.38%, 09/30/27	7,200,000	6,266,813
4.13%, 09/30/27	6,600,000	6,498,680
0.50%, 10/31/27	7,900,000	6,884,727
4.13%, 10/31/27	7,300,000	7,186,223
2.25%, 11/15/27	7,000,000	6,478,828
0.63%, 11/30/27	8,400,000	7,331,953
3.88%, 11/30/27	6,600,000	6,444,023
0.63%, 12/31/27	9,100,000	7,918,777
3.88%, 12/31/27	6,850,000	6,687,580
0.75%, 01/31/28	10,000,000	8,717,969
3.50%, 01/31/28	6,700,000	6,454,246
2.75%, 02/15/28	9,800,000	9,188,266
1.13%, 02/29/28	9,900,000	8,732,109
4.00%, 02/29/28	6,750,000	6,614,209
1.25%, 03/31/28	8,850,000	7,824,299
3.63%, 03/31/28	6,850,000	6,622,291
1.25%, 04/30/28	9,500,000	8,380,410
3.50%, 04/30/28	6,800,000	6,540,750
2.88%, 05/15/28	10,500,000	9,865,078
1.25%, 05/31/28	9,800,000	8,624,383
3.63%, 05/31/28	6,100,000	5,892,695
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 06/30/28	9,100,000	7,989,516
4.00%, 06/30/28	6,700,000	6,561,289
1.00%, 07/31/28	9,225,000	7,994,760
4.13%, 07/31/28	6,500,000	6,394,629
2.88%, 08/15/28	9,350,000	8,756,129
1.13%, 08/31/28	9,050,000	7,866,076
4.38%, 08/31/28	6,200,000	6,158,102
1.25%, 09/30/28	9,600,000	8,371,875
4.63%, 09/30/28	7,300,000	7,321,672
1.38%, 10/31/28	8,600,000	7,522,984
4.88%, 10/31/28	7,500,000	7,598,437
3.13%, 11/15/28	9,500,000	8,964,512
1.50%, 11/30/28	9,050,000	7,944,910
4.38%, 11/30/28	8,100,000	8,050,641
1.38%, 12/31/28	8,600,000	7,491,406
3.75%, 12/31/28	8,800,000	8,519,156
1.75%, 01/31/29	8,200,000	7,253,797
4.00%, 01/31/29	9,200,000	9,000,187
2.63%, 02/15/29	8,700,000	8,007,738
1.88%, 02/28/29	7,500,000	6,662,402
4.25%, 02/28/29	9,400,000	9,297,187
2.38%, 03/31/29	7,150,000	6,491,977
4.13%, 03/31/29	10,000,000	9,832,422
2.88%, 04/30/29	7,000,000	6,499,336
4.63%, 04/30/29	9,750,000	9,799,131
2.38%, 05/15/29	8,000,000	7,249,680
2.75%, 05/31/29	7,000,000	6,453,944
4.50%, 05/31/29	11,000,000	11,003,003
Total Treasuries (Cost $982,170,379)		972,862,495

GOVERNMENT RELATED 7.1% OF NET ASSETS

Agency 3.3%
Foreign 1.6%
Austria 0.1%
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	500,000	470,275
4.63%, 11/03/25	250,000	248,143
0.50%, 02/02/26	500,000	463,820
4.25%, 03/01/28	250,000	245,700
4.13%, 01/18/29	200,000	195,692
		1,623,630
Canada 0.1%
Export Development Canada
3.00%, 05/25/27	650,000	618,533
3.88%, 02/14/28	1,000,000	971,750
4.13%, 02/13/29	300,000	293,775
		1,884,058
Germany 0.7%
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/25 (h)	1,500,000	1,422,015
0.63%, 01/22/26 (h)	1,600,000	1,490,416
3.63%, 04/01/26 (h)	500,000	488,285
1.00%, 10/01/26 (h)	1,000,000	916,910
4.38%, 03/01/27 (h)	500,000	494,780
3.00%, 05/20/27 (h)	1,150,000	1,094,535
3.75%, 02/15/28 (h)	500,000	484,135
2.88%, 04/03/28 (h)	250,000	234,288
3.88%, 06/15/28 (h)	1,000,000	971,200
4.00%, 03/15/29 (h)	1,000,000	973,880

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Landwirtschaftliche Rentenbank
0.88%, 03/30/26 (h)	500,000	464,380
1.75%, 07/27/26 (h)	400,000	374,460
2.50%, 11/15/27 (h)	200,000	185,800
		9,595,084
Japan 0.3%
Japan Bank for International Cooperation
0.63%, 07/15/25	250,000	237,188
2.75%, 01/21/26	250,000	240,400
4.25%, 01/26/26	250,000	246,200
2.38%, 04/20/26	500,000	475,200
4.25%, 04/27/26	200,000	196,764
1.88%, 07/21/26	350,000	327,603
2.25%, 11/04/26	500,000	468,510
2.88%, 06/01/27	400,000	377,292
2.88%, 07/21/27	250,000	235,123
2.75%, 11/16/27	250,000	233,018
4.63%, 07/19/28	250,000	247,942
3.50%, 10/31/28	200,000	189,424
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	186,986
2.75%, 04/27/27	200,000	188,020
4.00%, 05/23/28	250,000	241,747
		4,091,417
Norway 0.1%
Equinor ASA
1.75%, 01/22/26 (b)	250,000	236,755
3.00%, 04/06/27 (b)	600,000	569,586
		806,341
Republic of Korea 0.2%
Export-Import Bank of Korea
0.75%, 09/21/25	250,000	235,833
3.25%, 11/10/25	500,000	486,000
0.63%, 02/09/26	200,000	185,504
2.63%, 05/26/26	400,000	381,260
1.13%, 12/29/26	200,000	181,056
1.63%, 01/18/27	250,000	229,225
2.38%, 04/21/27	200,000	185,890
4.50%, 01/11/29 (a)	200,000	197,072
Korea Development Bank
3.38%, 09/16/25	250,000	243,895
0.80%, 07/19/26	450,000	411,106
1.38%, 04/25/27	600,000	541,272
4.50%, 02/15/29	200,000	196,888
		3,475,001
Sweden 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	350,000	330,218
4.38%, 02/13/26	500,000	493,615
2.25%, 03/22/27	500,000	465,450
4.13%, 06/14/28	200,000	195,154
		1,484,437
		22,959,968
U.S. 1.7%
Federal Farm Credit Banks Funding Corp.
4.88%, 11/13/25	500,000	498,500
4.38%, 06/23/26	600,000	593,910
4.50%, 08/14/26	500,000	496,205
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 03/20/29	500,000	489,580
4.75%, 04/30/29	500,000	503,854
Federal Home Loan Banks
0.50%, 06/13/25	500,000	476,600
0.38%, 09/04/25	2,000,000	1,887,120
4.63%, 11/17/26	1,000,000	996,130
1.25%, 12/21/26	3,000,000	2,749,650
4.75%, 04/09/27	3,000,000	3,002,520
4.00%, 06/30/28	1,000,000	979,570
3.25%, 11/16/28	1,000,000	947,840
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	1,000,000	948,520
0.38%, 09/23/25	2,000,000	1,882,020
Federal National Mortgage Association
0.50%, 06/17/25	1,500,000	1,430,550
0.38%, 08/25/25	2,000,000	1,889,540
0.50%, 11/07/25	3,000,000	2,814,630
1.88%, 09/24/26	1,000,000	936,350
0.75%, 10/08/27	2,000,000	1,759,000
		25,282,089
		48,242,057

Local Authority 0.5%
Foreign 0.4%
Canada 0.4%
Province of British Columbia
2.25%, 06/02/26	300,000	284,454
0.90%, 07/20/26	450,000	413,127
4.80%, 11/15/28	300,000	300,378
4.90%, 04/24/29	400,000	402,404
Province of Manitoba
2.13%, 06/22/26	100,000	94,346
1.50%, 10/25/28 (a)	100,000	87,108
Province of Ontario
0.63%, 01/21/26	550,000	511,637
1.05%, 04/14/26	500,000	464,715
2.50%, 04/27/26	250,000	238,543
2.30%, 06/15/26	300,000	284,355
3.10%, 05/19/27	400,000	380,944
1.05%, 05/21/27	350,000	313,768
4.20%, 01/18/29	250,000	244,122
Province of Quebec
0.60%, 07/23/25	550,000	521,851
2.50%, 04/20/26	500,000	477,425
3.63%, 04/13/28	500,000	479,500
4.50%, 04/03/29	500,000	494,375
Province of Saskatchewan
3.25%, 06/08/27	225,000	214,677
		6,207,729
U.S. 0.1%
California
1.70%, 02/01/28	125,000	111,843
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	50,000	44,783
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (b)	95,000	92,439

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	200,000	200,714
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	150,000	152,110
Oregon School Boards Association
Series B
5.55%, 06/30/28	150,000	150,054
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	334,825
Series A
1.71%, 07/01/27	100,000	90,113
State of California
2.38%, 10/01/26	40,000	37,688
State Public School Building Auth
RB Series A
5.00%, 09/15/27	20,000	19,859
University of California
0.88%, 05/15/25 (b)	250,000	239,870
RB Series 2020BG
1.32%, 05/15/27 (b)	150,000	135,155
Wisconsin
3.15%, 05/01/27	100,000	95,414
		1,704,867
		7,912,596

Sovereign 0.7%
Canada 0.1%
Canada Government International Bonds
0.75%, 05/19/26	675,000	623,018
3.75%, 04/26/28	700,000	677,257
4.63%, 04/30/29	400,000	400,384
		1,700,659
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	250,000	241,152
2.75%, 01/31/27 (b)	400,000	374,208
3.24%, 02/06/28 (b)	200,000	186,966
4.85%, 01/22/29 (b)	200,000	196,800
		999,126
Indonesia 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27 (b)	200,000	193,408
3.50%, 01/11/28	200,000	188,322
4.55%, 01/11/28 (b)	200,000	195,282
4.10%, 04/24/28	200,000	192,042
		769,054
Israel 0.0%
Israel Government International Bonds
5.38%, 03/12/29	500,000	491,655
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	550,000	512,089
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mexico 0.1%
Mexico Government International Bonds
4.13%, 01/21/26	500,000	489,070
4.15%, 03/28/27	500,000	483,785
3.75%, 01/11/28	600,000	566,988
4.50%, 04/22/29	400,000	383,088
		1,922,931
Panama 0.1%
Panama Government International Bonds
7.13%, 01/29/26	350,000	356,423
8.88%, 09/30/27	250,000	269,660
3.88%, 03/17/28 (b)	200,000	183,754
		809,837
Peru 0.0%
Peru Government International Bonds
2.39%, 01/23/26 (b)	300,000	284,712
Philippines 0.1%
Philippines Government International Bonds
5.50%, 03/30/26	300,000	301,527
3.23%, 03/29/27	300,000	284,586
3.00%, 02/01/28	200,000	185,744
3.75%, 01/14/29	400,000	375,748
		1,147,605
Poland 0.1%
Republic of Poland Government International Bonds
3.25%, 04/06/26	400,000	387,764
5.50%, 11/16/27 (b)	200,000	203,304
		591,068
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	200,000	189,394
Uruguay 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	296,724
		9,714,854

Supranational* 2.6%
African Development Bank
0.88%, 03/23/26	500,000	464,820
0.88%, 07/22/26	600,000	551,370
4.63%, 01/04/27	300,000	298,632
4.38%, 11/03/27	500,000	494,090
4.38%, 03/14/28	400,000	395,264
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (a)(d)	500,000	457,515
Asian Development Bank
0.38%, 09/03/25	500,000	471,420
0.50%, 02/04/26	1,000,000	928,420
1.00%, 04/14/26	1,250,000	1,162,562
2.00%, 04/24/26	500,000	473,465
1.75%, 08/14/26	250,000	233,983
1.50%, 01/20/27	750,000	689,595
3.13%, 08/20/27	1,000,000	952,190
2.75%, 01/19/28	500,000	467,675
3.75%, 04/25/28	1,500,000	1,450,965
4.50%, 08/25/28	500,000	497,180
4.38%, 03/06/29	500,000	494,895

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Asian Infrastructure Investment Bank
0.50%, 01/27/26	850,000	789,276
3.75%, 09/14/27	500,000	484,645
4.00%, 01/18/28	350,000	341,572
4.13%, 01/18/29	450,000	440,834
Corp. Andina de Fomento
1.63%, 09/23/25	200,000	190,084
2.25%, 02/08/27	100,000	92,419
6.00%, 04/26/27	500,000	509,750
5.00%, 01/24/29	200,000	198,442
Council of Europe Development Bank
0.88%, 09/22/26	250,000	228,365
4.13%, 01/24/29	200,000	195,920
Council Of Europe Development Bank
3.63%, 01/26/28	200,000	192,786
European Bank for Reconstruction & Development
0.50%, 11/25/25	300,000	280,602
0.50%, 01/28/26	600,000	557,394
4.38%, 03/09/28	500,000	494,565
4.13%, 01/25/29	400,000	391,756
European Investment Bank
0.63%, 07/25/25	750,000	712,492
0.38%, 12/15/25	750,000	698,843
0.38%, 03/26/26	1,250,000	1,151,762
1.38%, 03/15/27	750,000	684,705
2.38%, 05/24/27	500,000	468,055
3.25%, 11/15/27	650,000	620,477
3.88%, 03/15/28	1,000,000	972,840
4.50%, 10/16/28	750,000	746,677
4.00%, 02/15/29	1,000,000	974,370
Inter-American Development Bank
0.88%, 04/20/26	800,000	741,872
4.50%, 05/15/26	500,000	495,805
2.00%, 06/02/26	750,000	708,337
2.00%, 07/23/26	400,000	376,732
1.50%, 01/13/27	850,000	782,034
2.38%, 07/07/27	600,000	559,290
1.13%, 07/20/28	200,000	173,928
3.13%, 09/18/28	200,000	188,274
4.13%, 02/15/29	750,000	734,895
Inter-American Investment Corp.
4.75%, 09/19/28	200,000	199,650
International Bank for Reconstruction & Development
0.38%, 07/28/25	800,000	757,576
2.50%, 07/29/25	700,000	679,343
0.50%, 10/28/25	800,000	750,720
0.88%, 07/15/26	500,000	460,270
1.88%, 10/27/26	500,000	466,900
3.13%, 06/15/27	600,000	573,162
2.50%, 11/22/27	500,000	465,385
0.75%, 11/24/27	1,000,000	874,820
1.38%, 04/20/28	750,000	663,338
3.50%, 07/12/28	500,000	479,075
4.63%, 08/01/28	750,000	749,737
1.13%, 09/13/28	750,000	649,058
International Finance Corp.
2.13%, 04/07/26	250,000	237,755
0.75%, 10/08/26	600,000	546,396
4.50%, 07/13/28	400,000	398,024
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nordic Investment Bank
0.38%, 09/11/25	400,000	376,752
0.50%, 01/21/26	250,000	232,488
4.38%, 03/14/28	250,000	247,040
		37,471,328
Total Government Related (Cost $107,542,159)		103,340,835

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (i)	9,752,665	9,752,665
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (i)(j)	1,117,638	1,117,638
		10,870,303
Total Short-Term Investments (Cost $10,870,303)		10,870,303
Total Investments in Securities (Cost $1,484,722,603)		1,460,278,114

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,092,090.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,650,316 or 0.2% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/24	FACE AMOUNT AT 5/31/24	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.00%, 03/10/25	$47,987	$—	($48,897 )	($1,917 )	$3,515	($688 )	$—	$—	$879
4.20%, 03/24/25	48,886	—	(49,410)	(1,221)	2,147	(402)	—	—	1,231
3.63%, 04/01/25	48,471	—	(49,116)	(1,750)	3,259	(864)	—	—	1,213
3.85%, 05/21/25	96,957	—	(98,463)	(3,866)	7,545	(2,173)	—	—	2,888
3.45%, 02/13/26	47,566	—	(9,697)	(687)	2,431	(846)	38,767	40,000	1,237
0.90%, 03/11/26	178,562	—	(23,020)	(1,878)	7,954	273	161,891	175,000	1,276
1.15%, 05/13/26	133,605	—	(23,061)	(1,962)	6,996	(38)	115,540	125,000	1,247
5.88%, 08/24/26	—	125,330	—	—	1,196	(78)	126,448	125,000	5,304
3.20%, 03/02/27	92,658	—	(47,836)	(1,478)	3,871	234	47,449	50,000	1,804
2.45%, 03/03/27	180,180	—	—	—	3,917	1,757	185,854	200,000	3,675
3.30%, 04/01/27	93,243	—	—	—	1,930	130	95,303	100,000	2,475
3.20%, 01/25/28	91,212	—	(9,397)	66	1,258	1,153	84,292	90,000	2,348
2.00%, 03/20/28	129,342	—	—	—	1,854	2,886	134,082	150,000	2,250
4.00%, 02/01/29	—	72,180	—	—	(371)	124	71,933	75,000	708
5.64%, 05/19/29	149,793	—	—	—	1,643	20	151,456	150,000	6,348
6.20%, 11/17/29	—	178,885	—	—	2,461	(335)	181,011	175,000	5,211
Total	$1,338,462	$376,395	($358,897 )	($14,693 )	$51,606	$1,153	$1,394,026		$40,094

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$373,204,481	$—	$373,204,481
Treasuries [1]	—	972,862,495	—	972,862,495
Government Related [1]	—	103,340,835	—	103,340,835
Short-Term Investments [1]	10,870,303	—	—	10,870,303
Total	$10,870,303	$1,449,407,811	$—	$1,460,278,114

[1]	As categorized in the Portfolio Holdings.

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of May 31, 2024, are disclosed in each fund’s Portfolio Holdings.
REG89450MAY24